UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23907

Harbor Funds II

(Exact name of Registrant as specified in charter)

111 South Wacker Drive, 34th Floor
Chicago, Illinois 60606-4302

(Address of principal executive offices) (Zip code)

Charles F. McCain, Esq. HARBOR FUNDS 111 South Wacker Drive, 34th Floor Chicago, Illinois 60606-4302	Christopher P. Harvey, Esq. DECHERT LLP One International Place – 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 443-4400

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

ITEM 1 – REPORTS TO STOCKHOLDERS

The following are copies of reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1):

Embark Commodity Strategy Fund (Consolidated)

Retirement Class: ECSQX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Embark Commodity Strategy Fund (Consolidated) ("Fund") for the period of January 23, 2024 (commencement of operations) to October 31, 2024. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Retirement Class	$57	0.71%

Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Management's Discussion of Fund Performance

Performance Summary

The Retirement Class returned 6.06% since inception on January 23, 2024 through the period ended October 31, 2024, while the Bloomberg Commodity  Index returned 4.62% during the same period.

Top contributors to relative performance included:

• Security selection in the Precious Metals, Softs, and Energy commodity sectors.

• Positions in Natural Gas, Gold, and Cocoa.

Top detractors from relative performance included:

• Security selection in the Livestock and Industrial Metals commodity sectors.

• Positions in Heating Oil, Brent Crude, and WTI Crude.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Change in a $10,000 Investment

For the period 01/23/2024 through 10/31/2024

	Retirement Class	S&P 500 Index	Bloomberg Commodity Index
Jan-24	$10,000	$10,000	$10,000
Jan-24	$10,130	$9,963	$10,110
Feb-24	$9,960	$10,495	$9,961
Mar-24	$10,383	$10,833	$10,291
Apr-24	$10,654	$10,390	$10,567
May-24	$10,754	$10,905	$10,753
Jun-24	$10,612	$11,297	$10,588
Jul-24	$10,268	$11,434	$10,160
Aug-24	$10,278	$11,712	$10,165
Sep-24	$10,688	$11,962	$10,659
Oct-24	$10,606	$11,853	$10,462

The graph compares a $10,000 initial investment in the Retirement Class with the performance of the S&P 500 Index and Bloomberg Commodity Index. The Retirement Class performance assumes the reinvestment of all dividend and capital gain distributions.

Average Annual Total Returns

AATR	1 Year	5 Years	Life of Class 01/23/2024
Retirement Class	-	-	6.06%
S&P 500 Index	-	-	18.53%
Bloomberg Commodity Index	-	-	4.62%

The “Life of Class” return as shown reflects the period 01/23/2024 (commencement of operations) through 10/31/2024.

Current performance may differ from returns shown. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics

Total Net Assets (in thousands)	$2,924,006
Number of Investments (includes derivatives)	635
Total Net Advisory Fees Paid (in thousands)	$7,295
Portfolio Turnover Rate	34%

Fund Investments

Sector Allocation (% of Investments)

(excludes derivatives)

U.S. Treasury Bills	87.0%
Financials	6.1%
Consumer Staples	2.0%
Communication Services	1.7%
Consumer Discretionary	1.0%
Industrials	0.9%
Information Technology	0.7%
Utilities	0.7%

Risk AllocationFootnote Reference* (% of Notional Value)

Commodities Sector

Precious Metals	27.0%
Energy	26.0%
Grains and Soybean Products	16.1%
Industrial Metals	14.8%
Softs	11.5%
Livestock	4.6%
Footnote	Description
Footnote*	Based on the net notional value of the futures contracts (including the futures contracts that make up the underlying reference index of the swap contracts).

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2024 Harbor Capital Advisors, Inc. All rights reserved.

Embark Commodity Strategy Fund (Consolidated)

Institutional Class: ECSWX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Embark Commodity Strategy Fund (Consolidated) ("Fund") for the period of January 23, 2024 (commencement of operations) to October 31, 2024. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$63	0.79%
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Management's Discussion of Fund Performance

Performance Summary

The Institutional Class returned 6.12% since inception on January 23, 2024 through the period ended October 31, 2024, while the Bloomberg Commodity  Index returned 4.62% during the same period.

Top contributors to relative performance included:

• Security selection in the Precious Metals, Softs, and Energy commodity sectors.

• Positions in Natural Gas, Gold, and Cocoa.

Top detractors from relative performance included:

• Security selection in the Livestock and Industrial Metals commodity sectors.

• Positions in Heating Oil, Brent Crude, and WTI Crude.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Change in a $10,000 Investment

For the period 01/23/2024 through 10/31/2024

	Institutional Class	S&P 500 Index	Bloomberg Commodity Index
Jan-24	$10,000	$10,000	$10,000
Jan-24	$10,130	$9,963	$10,110
Feb-24	$9,960	$10,495	$9,961
Mar-24	$10,383	$10,833	$10,291
Apr-24	$10,663	$10,390	$10,567
May-24	$10,764	$10,905	$10,753
Jun-24	$10,619	$11,297	$10,588
Jul-24	$10,275	$11,434	$10,160
Aug-24	$10,286	$11,712	$10,165
Sep-24	$10,693	$11,962	$10,659
Oct-24	$10,612	$11,853	$10,462

The graph compares a $10,000 initial investment in the Institutional Class with the performance of the S&P 500 Index and Bloomberg Commodity Index. The Institutional Class performance assumes the reinvestment of all dividend and capital gain distributions.

Average Annual Total Returns

AATR	1 Year	5 Years	Life of Class 01/23/2024
Institutional Class	-	-	6.12%
S&P 500 Index	-	-	18.53%
Bloomberg Commodity Index	-	-	4.62%

The “Life of Class” return as shown reflects the period 01/23/2024 (commencement of operations) through 10/31/2024.

Current performance may differ from returns shown. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics

Total Net Assets (in thousands)	$2,924,006
Number of Investments (includes derivatives)	635
Total Net Advisory Fees Paid (in thousands)	$7,295
Portfolio Turnover Rate	34%

Fund Investments

Sector Allocation (% of Investments)

(excludes derivatives)

U.S. Treasury Bills	87.0%
Financials	6.1%
Consumer Staples	2.0%
Communication Services	1.7%
Consumer Discretionary	1.0%
Industrials	0.9%
Information Technology	0.7%
Utilities	0.7%

Risk AllocationFootnote Reference* (% of Notional Value)

Commodities Sector

Precious Metals	27.0%
Energy	26.0%
Grains and Soybean Products	16.1%
Industrial Metals	14.8%
Softs	11.5%
Livestock	4.6%
Footnote	Description
Footnote*	Based on the net notional value of the futures contracts (including the futures contracts that make up the underlying reference index of the swap contracts).

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2024 Harbor Capital Advisors, Inc. All rights reserved.

Embark Small Cap Equity Fund

Retirement Class: ESCQX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Embark Small Cap Equity Fund ("Fund") for the period of January 30, 2024 (commencement of operations) to October 31, 2024. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Retirement Class	$48	0.61%
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Management's Discussion of Fund Performance

Performance Summary

The Retirement Class returned 7.60% since inception on January 30, 2024 through the period ended October 31, 2024, while the Russell 2000® Index returned 11.20% during the same period.

Top contributors to relative performance included:

• Security selection in the Consumer Staples, Financials and Health Care sectors.

• Positions in Sprouts Farmers Market, Inc., RadNet, Inc., and Lantheus Holdings, Inc.

Top detractors from relative performance included:

• Security selection in the Industrials, Communication Services, and Energy sectors.

• Positions in Par Pacific Holdings, Inc., indie Semiconductor, Inc., and Topgolf Callaway Brands Corp.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Change in a $10,000 Investment

For the period 01/30/2024 through 10/31/2024

	Retirement Class	S&P 500 Index	Russell 2000® Index
Jan-24	$10,000	$10,000	$10,000
Jan-24	$9,790	$9,839	$9,755
Feb-24	$10,300	$10,365	$10,307
Mar-24	$10,750	$10,698	$10,676
Apr-24	$10,050	$10,261	$9,924
May-24	$10,520	$10,770	$10,422
Jun-24	$10,320	$11,156	$10,326
Jul-24	$11,110	$11,292	$11,375
Aug-24	$10,970	$11,566	$11,205
Sep-24	$11,020	$11,813	$11,283
Oct-24	$10,760	$11,706	$11,120

The graph compares a $10,000 initial investment in the Retirement Class with the performance of the S&P 500 Index and Russell 2000® Index. The Retirement Class performance assumes the reinvestment of all dividend and capital gain distributions.

Average Annual Total Returns

AATR	1 Year	5 Years	Life of Class 01/30/2024
Retirement Class	-	-	7.60%
S&P 500 Index	-	-	17.06%
Russell 2000® Index	-	-	11.20%

The “Life of Class” return as shown reflects the period 01/30/2024 (commencement of operations) through 10/31/2024.

Current performance may differ from returns shown. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics

Total Net Assets (in thousands)	$1,695,092
Number of Investments	345
Total Net Advisory Fees Paid (in thousands)	$3,744
Portfolio Turnover Rate	71%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Industrials	22.2%
Health Care	16.5%
Consumer Discretionary	13.0%
Information Technology	12.6%
Financials	12.4%
Materials	5.0%
Communication Services	4.9%
Consumer Staples	4.6%
Energy	4.5%
Real Estate	3.5%
Utilities	0.8%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2024 Harbor Capital Advisors, Inc. All rights reserved.

Embark Small Cap Equity Fund

Institutional Class: ESCWX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Embark Small Cap Equity Fund ("Fund") for the period of January 30, 2024 (commencement of operations) to October 31, 2024. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$54	0.69%
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Management's Discussion of Fund Performance

Performance Summary

The Institutional Class returned 7.60% since inception on January 30, 2024 through the period ended October 31, 2024, while the Russell 2000® Index returned 11.20% during the same period.

Top contributors to relative performance included:

• Security selection in the Consumer Staples, Financials and Health Care sectors.

• Positions in Sprouts Farmers Market, Inc., RadNet, Inc., and Lantheus Holdings, Inc.

Top detractors from relative performance included:

• Security selection in the Industrials, Communication Services, and Energy sectors.

• Positions in Par Pacific Holdings, Inc., indie Semiconductor, Inc., and Topgolf Callaway Brands Corp.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Change in a $10,000 Investment

For the period 01/30/2024 through 10/31/2024

	Institutional Class	S&P 500 Index	Russell 2000® Index
Jan-24	$10,000	$10,000	$10,000
Jan-24	$9,790	$9,839	$9,755
Feb-24	$10,300	$10,365	$10,307
Mar-24	$10,750	$10,698	$10,676
Apr-24	$10,050	$10,261	$9,924
May-24	$10,530	$10,770	$10,422
Jun-24	$10,320	$11,156	$10,326
Jul-24	$11,110	$11,292	$11,375
Aug-24	$10,970	$11,566	$11,205
Sep-24	$11,010	$11,813	$11,283
Oct-24	$10,760	$11,706	$11,120

The graph compares a $10,000 initial investment in the Institutional Class with the performance of the S&P 500 Index and Russell 2000® Index. The Institutional Class performance assumes the reinvestment of all dividend and capital gain distributions.

Average Annual Total Returns

AATR	1 Year	5 Years	Life of Class 01/30/2024
Institutional Class	-	-	7.60%
S&P 500 Index	-	-	17.06%
Russell 2000® Index	-	-	11.20%

The “Life of Class” return as shown reflects the period 01/30/2024 (commencement of operations) through 10/31/2024.

Current performance may differ from returns shown. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics

Total Net Assets (in thousands)	$1,695,092
Number of Investments	345
Total Net Advisory Fees Paid (in thousands)	$3,744
Portfolio Turnover Rate	71%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Industrials	22.2%
Health Care	16.5%
Consumer Discretionary	13.0%
Information Technology	12.6%
Financials	12.4%
Materials	5.0%
Communication Services	4.9%
Consumer Staples	4.6%
Energy	4.5%
Real Estate	3.5%
Utilities	0.8%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2024 Harbor Capital Advisors, Inc. All rights reserved.

ITEM 2 – CODE OF ETHICS

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”). The Registrant has not amended its Code of Ethics during the period covered by this report. The Registrant has not granted any waivers, including an implicit waiver, from any provisions of its Code of Ethics during the period covered by this report. Upon request, a copy of the Registrant’s code of ethics is available without charge by calling 800-422-1050.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant’s Board has determined that Douglas J. Skinner, a member of the Audit Committee of the Board of Trustees, is an audit committee financial expert as defined by the Securities and Exchange Commission (the “SEC”). Mr. Skinner is the Eric J. Gleacher Distinguished Service Professor of Accounting and Deputy Dean for Faculty at the University of Chicago Booth School of Business, where his prior positions include John P. and Lillian A. Gould Professor of Accounting, Neubauer Family Faculty Fellow, Interim Dean, and Executive Director of the Accounting Research Center. Mr. Skinner is deemed “independent” as defined by the SEC for purposes of audit committee financial expert determinations.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Items 4(a)—4(d): Audit, Audit-Related, Tax and All Other Fees

Fees billed by Ernst & Young (“EY”):

	Fiscal Year Ended October 31, 2024			Fiscal Year Ended October 31, 2023
	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a) Audit Fees.	$61,825	N/A	N/A	N/A	N/A	N/A
(b) Audit-Related Fees.	$10,500[1]	$1,972[2]	N/A	N/A	N/A	N/A
(c) Tax Fees.	$21,887[3]	$0	N/A	N/A	N/A	N/A
(d) All Other Fees.	$1,323[4]	N/A	N/A	N/A	N/A	N/A

1.	Includes fees related to the issuance of consents for N-1A filings.

2.	Includes fees related to the procedures performed for Harbor Services Group, Inc. required by Rule 17Ad-13(a)(3) of the Securities Exchange Act of 1934.

3.	Includes fees related to tax compliance, including foreign tax reclaim filings and tax research and equalization.

4.	Includes fees billed in connection with the Registrant’s subscription to the EY PFIC Analyzer, a database used to determine whether foreign equity securities are passive foreign investment companies. Also, for the Registrant’s subscription to the Rapid Security Analyzer, a tool used to determine which foreign equity securities per their respective country has an ASC 740 capital gain exposure.

(e)	(1)	Pre-Approval Policies.

The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit, review and non-audit services (other than certain de minimis non-audit services) provided to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Audit Committee is authorized to delegate one or more members of the Committee the responsibility for considering and, if appropriate, pre-approving audit or permitted non-audit services in an amount sufficient to complete services and to determine if such services would be consistent with maintaining the accountant’s independence. Such member(s) are required to report to the full Audit Committee as to the nature and amount of such services and fees pre-approved at the next scheduled Audit Committee meeting. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Registrant.

(2) None of the principal accountant’s fees or services rendered to the Registrant, the Advisor or Harbor Services Group, Inc. were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) Aggregate Non-Audit Fees.

Aggregate Non-Audit Fees of the Registrant

Fiscal Year Ended October 31, 2024: $33,710

Fiscal Year Ended October 31, 2023: N/A

Aggregate Non-Audit Fees of Other Entities Required to be Pre-approved Pursuant to Paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X

Fiscal Year Ended October 31, 2024: $1,972

Fiscal Year Ended October 31, 2023: N/A

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services to service affiliates was compatible with maintaining the principal accountant’s independence.

(i) Not applicable

(j) Not applicable

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6 – INVESTMENTS

(a) The Registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 7 of this report on Form N-CSR.

(b) Not applicable

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

The following is a copy of the audited annual financial statements, including financial highlights:

Annual Financial Statements and Additional Information
HARBOR FUNDS AND HARBOR FUNDS II
October 31, 2024

Embark Commodity Strategy Fund (Consolidated)
Embark Small Cap Equity Fund
Harbor Capital Appreciation Fund
Harbor Convertible Securities Fund
Harbor Core Bond Fund
Harbor Core Plus Fund
Harbor Disruptive Innovation Fund
Harbor Diversified International All Cap Fund
Harbor International Fund
Harbor International Compounders Fund
Harbor International Core Fund
Harbor International Small Cap Fund
Harbor Large Cap Value Fund
Harbor Mid Cap Fund
Harbor Mid Cap Value Fund
Harbor Small Cap Growth Fund
Harbor Small Cap Value Fund

Table of Contents

Harbor Funds and Harbor Funds II
Portfolio of Investments
Embark Commodity Strategy Fund (CONSOLIDATED)	1
Embark Small Cap Equity Fund	9
Harbor Capital Appreciation Fund	14
Harbor Convertible Securities Fund	16
Harbor Core Bond Fund	20
Harbor Core Plus Fund	29
Harbor Disruptive Innovation Fund	37
Harbor Diversified International All Cap Fund	39
Harbor International Fund	44
Harbor International Compounders Fund	48
Harbor International Core Fund	50
Harbor International Small Cap Fund	57
Harbor Large Cap Value Fund	59
Harbor Mid Cap Fund	61
Harbor Mid Cap Value Fund	63
Harbor Small Cap Growth Fund	66
Harbor Small Cap Value Fund	68
Financial Statements
Statements of Assets and Liabilities	71
Statements of Operations	73
Statements of Changes in Net Assets	75
Financial Highlights	92
Notes to Financial Statements	126
Report of Independent Registered Public Accounting Firm	141
Additional Information
Additional Tax Information	143
FORM N-CSR ITEMS 8-11	144
This material is intended for the Funds’ shareholders. It may be distributed to prospective investors only if it is preceded or accompanied by the current prospectus. Prospective investors should carefully consider the investment objectives, risks, charges and expenses of a Harbor Fund before investing. To obtain a summary prospectus or prospectus for this and other information, visit harborcapital.com or call 800-422-1050. Read it carefully before investing.
Harbor Funds Distributors, Inc. is the Distributor of the Harbor Funds.

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—October 31, 2024

Subadvisors:
AQR Capital Management, LLC
Core Commodity Management, LLC
Neuberger Berman Investment Advisors LLC
Quantix Commodities LP
Schroder Investment Management North America Inc.
Summerhaven Investment Management, LLC
Principal Amounts, Value and Cost in Thousands

Corporate Bonds & Notes—10.7%
Principal Amount		Value
AEROSPACE & DEFENSE—0.2%
$6,132	RTX Corp. 3.950%—08/16/2025	$6,097
AUTOMOBILES—0.4%
3,522	General Motors Financial Co., Inc. 4.000%—01/15/2025	3,514
6,545	Toyota Motor Credit Corp. 5.877% (SOFR + 0.770%) 08/07/2026[1]	6,583
2,675	Toyota Motor Credit Corp. MTN 5.294% (SOFR + 0.450%) 04/10/2026[1]	2,677
		12,774
BANKS—4.0%
	Bank of America Corp. MTN
8,835	1.197% (3 Month USD Term SOFR + 1.010%) 10/24/2026[1]	8,525
4,942	4.000%—01/22/2025	4,930
		13,455
12,980	Citigroup, Inc. 5.534% (SOFR + 0.694%) 01/25/2026[1]	12,984
13,350	Goldman Sachs Bank USA 5.782% (SOFR + 0.750%) 05/21/2027[1]	13,364
	JPMorgan Chase & Co.
11,900	5.618% (SOFR + 0.765%) 09/22/2027[1]	11,949
1,425	5.726% (SOFR + 0.885%) 04/22/2027[1]	1,434
		13,383
	Morgan Stanley Bank NA
6,400	5.527% (SOFR + 0.685%) 10/15/2027[1]	6,418
6,650	5.624% (SOFR + 0.780%) 07/16/2025[1]	6,672
		13,090
5,205	PNC Bank NA 3.875%—04/10/2025	5,181
	State Street Corp.
7,370	2.354% (3 Month USD Term SOFR + 0.940%) 11/01/2025[1]	7,370
4,435	5.509% (SOFR + 0.640%) 10/22/2027[1]	4,453
1,810	5.985% (SOFR + 0.845%) 08/03/2026[1]	1,823
		13,646
8,945	Truist Financial Corp. MTN 1.200%—08/05/2025	8,711
10,715	U.S. Bancorp 1.450%—05/12/2025	10,533
13,965	Wells Fargo & Co. 2.188% (3 Month USD Term SOFR + 2.000%) 04/30/2026[1]	13,765
		118,112
BEVERAGES—0.3%
8,589	PepsiCo, Inc. 5.492% (SOFR + 0.400%) 02/13/2026[1]	8,607

Corporate Bonds & Notes—Continued
Principal Amount		Value
BIOTECHNOLOGY—0.3%
$9,615	Amgen, Inc. 5.250%—03/02/2025	$9,626
DIVERSIFIED FINANCIAL SERVICES—0.3%
	Capital One Financial Corp.
8,290	3.200%—02/05/2025	8,249
1,510	4.985% (3 Month USD Term SOFR + 2.160%) 07/24/2026[1]	1,509
		9,758
DIVERSIFIED TELECOMMUNICATION SERVICES—0.6%
7,430	AT&T, Inc. 1.700%—03/25/2026	7,133
	Verizon Communications, Inc.
2,500	3.376%—02/15/2025	2,488
3,871	3.500%—11/01/2024	3,871
4,115	5.649% (SOFR + 0.790%) 03/20/2026[1]	4,135
		10,494
		17,627
ELECTRIC UTILITIES—0.5%
3,870	Georgia Power Co. 5.857% (SOFR + 0.750%) 05/08/2025[1]	3,882
5,970	NextEra Energy Capital Holdings, Inc. 6.051%—03/01/2025	5,990
	Pacific Gas & Electric Co.
2,620	3.450%—07/01/2025	2,593
3,450	3.500%—06/15/2025	3,417
		6,010
		15,882
FINANCIAL SERVICES—0.4%
12,270	American Express Co. 5.790% (SOFR + 0.650%) 11/04/2026[1]	12,283
HEALTH CARE EQUIPMENT & SUPPLIES—0.3%
8,485	UnitedHealth Group, Inc. 5.344% (SOFR + 0.500%) 07/15/2026[1]	8,519
INSURANCE—0.3%
1,885	Marsh & McLennan Cos., Inc. 5.539% (SOFR + 0.700%) 11/08/2027[1]	1,895
3,685	New York Life Global Funding 5.568% (SOFR + 0.580%) 08/28/2026[1,2]	3,694
2,795	Protective Life Global Funding 5.832% (SOFR + 0.980%) 03/28/2025[1,2]	2,804
		8,393
MACHINERY—0.6%
9,680	Caterpillar Financial Services Corp. MTN 5.593% (SOFR + 0.520%) 05/14/2027[1]	9,700

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
MACHINERY—Continued
	John Deere Capital Corp. MTN
$3,315	5.415% (SOFR + 0.440%) 03/06/2026[1]	$3,319
3,232	5.512% (SOFR + 0.600%) 06/11/2027[1]	3,241
		6,560
		16,260
MEDIA—0.5%
7,515	Comcast Corp. 3.375%—08/15/2025	7,442
7,405	Fox Corp. 3.050%—04/07/2025	7,348
		14,790
PHARMACEUTICALS—0.7%
9,826	AbbVie, Inc. 2.600%—11/21/2024	9,813
6,090	Bristol-Myers Squibb Co. 5.535% (SOFR + 0.490%) 02/20/2026[1]	6,101
4,960	CVS Health Corp. 3.875%—07/20/2025	4,921
		20,835
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.2%
4,310	Intel Corp. 3.400%—03/25/2025	4,285
SOFTWARE—0.4%
12,285	Oracle Corp. 2.950%—11/15/2024	12,274
SPECIALTY RETAIL—0.4%
4,875	Home Depot, Inc. 5.196% (SOFR + 0.330%) 12/24/2025[1]	4,876
5,646	Lowe’s Cos., Inc. 4.000%—04/15/2025	5,626
		10,502
WIRELESS TELECOMMUNICATION SERVICES—0.3%
7,630	T-Mobile USA, Inc. 3.500%—04/15/2025	7,581
Total Corporate Bonds & Notes (Cost $313,800)		314,205

Short-Term Investments—72.2%

U.S. TREASURY BILLS—72.2%
	U.S. Treasury Bills
11,677	4.215%—04/03/2025†	11,461
36,300	4.253%—03/27/2025†	35,658
9,000	4.270%—04/17/2025†	8,820

Short-Term Investments—Continued
Principal Amount		Value
U.S. TREASURY BILLS—Continued
$8,794	4.305%—04/10/2025†	$8,625
15,492	4.310%—04/24/2025†	15,169
7,458	4.325%—05/01/2025†	7,297
25,000	4.370%—03/06/2025†	24,620
29,180	4.410%—03/20/2025†	28,688
45,000	4.418%—01/28/2025†,3	44,512
89,256	4.430%—01/21/2025†	88,363
40,000	4.439%—01/21/2025†	39,600
29,650	4.440%—01/30/2025†,3	29,321
122,776	4.457%—02/18/2025†	121,130
6,800	4.461%—02/20/2025†	6,707
71,811	4.475%—12/26/2024†	71,310
1,800	4.480%—01/21/2025†	1,782
178,091	4.517%—12/19/2024-01/23/2025†	176,475
67,800	4.520%—01/23/2025†,3	67,107
19,347	4.530%—03/13/2025†	19,037
26,100	4.600%—02/06/2025†,3	25,788
58,000	4.645%—03/06/2025†	57,119
5,000	4.670%—01/30/2025†,3	4,945
55,000	4.685%—02/27/2025†	54,207
3,000	4.690%—02/06/2025†,3	2,964
100,000	4.700%—02/06/2025†,3	98,805
131,610	4.702%—01/16/2025†,3	130,373
117,650	4.717%—12/12/2024†,3	117,036
219,000	4.729%—02/20/2025†	216,019
124,200	4.757%—01/09/2025†	123,138
58,000	4.795%—02/13/2025†	57,259
2,000	4.845%—01/02/2025†,3	1,984
44,230	4.900%—11/14/2024†	44,156
25,800	4.911%—11/21/2024†	25,734
48,300	4.918%—11/26/2024†,3	48,146
33,110	4.949%—11/29/2024†	32,992
69,800	4.975%—01/02/2025†,3	69,258
67,830	5.021%—12/05/2024†	67,536
21,500	5.022%—11/07/2024†	21,483
27,620	5.088%—12/19/2024†	27,453
45,000	5.090%—11/05/2024†	44,977
20,000	5.118%—11/12/2024†	19,972
5,000	5.135%—12/05/2024†,3	4,978
4,400	5.145%—11/14/2024-12/19/2024†,3	4,380
3,352	5.170%—11/29/2024†	3,340
Total Short-Term Investments (Cost $2,108,925)		2,109,724
TOTAL INVESTMENTS—82.9% (Cost $2,422,725)		2,423,929
CASH AND OTHER ASSETS, LESS LIABILITIES—17.1%		500,077
TOTAL NET ASSETS—100.0%		$2,924,006

FUTURES CONTRACTS
LONG FUTURES CONTRACTS
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Aluminum Futures	385	11/24	$24,950	$2,691
Aluminum Futures	388	12/24	25,278	1,427

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS—Continued
LONG FUTURES CONTRACTS — Continued
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Aluminum Futures	445	01/25	$29,081	$(32)
Aluminum Futures	1	02/25	65	—
Brent Crude Futures	1,000	11/24	72,810	(1,833)
Brent Crude Futures	702	01/25	50,684	(961)
Brent Crude Futures	103	03/25	7,408	(405)
Cattle Feeder Futures	39	11/24	4,785	(18)
Cattle Feeder Futures	131	01/25	15,807	(197)
Chicago Ethanol Futures	75	12/24	4,906	113
Cocoa Futures	219	12/24	16,192	903
Cocoa Futures	78	03/25	5,374	148
Coffee C Futures	598	12/24	55,143	231
Coffee C Futures	225	03/25	20,714	(1,330)
Copper Futures	166	11/24	38,949	1,771
Copper Futures	314	12/24	44,279	(195)
Copper Futures	180	01/25	42,718	(458)
Copper Futures	279	03/25	30,603	862
Copper Futures	207	05/25	22,845	(60)
Corn Futures	4,453	12/24	91,453	916
Corn Futures	407	03/25	8,669	71
Corn Futures	399	05/25	8,668	—
Corn Futures	215	07/25	4,727	(17)
Cotton No. 2 Futures	477	12/24	16,592	(191)
Cotton No. 2 Futures	377	03/25	13,540	(248)
Crude Palm Oil Futures	191	01/25	5,121	394
Dutch TTF Natural Gas Futures	145	11/24	4,763	48
ECX Emissions Futures	319	12/24	22,409	(937)
FCOJ-A Futures	64	01/25	4,680	201
FCOJ-A Futures	4	03/25	286	14
Gas Oil Low Sulphur Futures	69	11/24	4,616	(132)
Gas Oil Low Sulphur Futures	120	12/24	8,019	(137)
Gas Oil Low Sulphur Futures	168	01/25	11,206	(100)
Gas Oil Low Sulphur Futures	39	03/25	2,601	49
Gold 100 OZ Futures	1,270	12/24	349,161	30,850
Gold 100 OZ Futures	209	02/25	57,977	(66)
Gold 100 OZ Futures	90	04/25	25,150	730
KC Hard Red Wheat Futures	160	12/24	4,554	(284)
KC Hard Red Wheat Futures	62	03/25	1,807	(34)
KC Hard Red Wheat Futures	318	05/25	9,437	(353)
Lead Futures	162	11/24	8,022	(93)
Lead Futures	84	12/24	4,204	(81)
Lead Futures	166	01/25	8,361	(245)
Lean Hogs Futures	674	12/24	22,592	3,407
Lean Hogs Futures	246	02/25	8,384	(27)
Lean Hogs Futures	76	04/25	2,678	120
Live Cattle Futures	527	12/24	39,272	1,163
Live Cattle Futures	213	02/25	15,913	7
Live Cattle Futures	75	04/25	5,620	(29)

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS—Continued
LONG FUTURES CONTRACTS — Continued
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LME Aluminum Futures	512	11/24	$33,295	$3,052
LME Aluminum Futures	1,488	12/24	96,991	3,665
LME Aluminum Futures	526	01/25	34,368	2,506
LME Aluminum Futures	674	03/25	44,242	1,505
LME Copper Futures	406	12/24	95,933	2,397
LME Lead Futures	268	11/24	13,334	(445)
LME Lead Futures	369	12/24	18,482	(592)
LME Lead Futures	252	01/25	12,698	(621)
LME Lead Futures	20	03/25	1,020	(66)
LME Nickel Futures	176	11/24	16,376	(1,418)
LME Nickel Futures	154	12/24	14,406	(1,337)
LME Nickel Futures	145	01/25	13,633	(900)
LME Nickel Futures	34	03/25	3,231	(229)
LME Zinc Futures	197	11/24	14,944	917
LME Zinc Futures	460	12/24	34,868	1,906
LME Zinc Futures	160	01/25	12,122	(310)
LME Zinc Futures	454	03/25	34,390	2,259
Milling Wheat Futures	446	12/24	5,288	(133)
Natural Gas Futures	313	11/24	8,473	(1,100)
Natural Gas Futures	698	12/24	20,717	(2,120)
Natural Gas Futures	834	02/25	22,301	(2,967)
Natural Gas Futures	1,215	04/25	33,012	(2,894)
Nickel Futures	131	11/24	12,167	(712)
Nickel Futures	59	12/24	5,511	(183)
Nickel Futures	110	01/25	10,340	(1,216)
NY Harbor ULSD Futures	47	12/24	4,425	86
NY Harbor ULSD Futures	35	02/25	3,281	32
NY Harbor ULSD Futures	42	06/25	3,912	(17)
Palladium Futures	44	12/24	4,891	515
Palladium Futures	9	03/25	1,010	(6)
Phelix DE Base Futures	8	12/24	6,652	(214)
Platinum Futures	132	01/25	6,597	386
Platinum Futures	82	08/25	1,333	56
Platinum Futures	29	10/25	473	(2)
RBOB Gasoline Futures	546	11/24	45,263	(1,634)
RBOB Gasoline Futures	68	12/24	5,580	(96)
RBOB Gasoline Futures	409	02/25	33,911	(73)
Robusta Coffee 10-T Futures	101	01/25	4,413	(425)
SGX Iron Futures	480	12/24	4,977	105
Silver Futures	361	12/24	59,197	3,683
Silver Futures	158	03/25	26,259	187
Soybean Futures	1,484	01/25	73,792	(3,168)
Soybean Futures	210	03/25	10,600	(554)
Soybean Futures	478	05/25	24,521	(1,857)
Soybean Meal Futures	1,315	12/24	39,384	(2,549)
Soybean Meal Futures	75	01/25	2,260	(113)
Soybean Meal Futures	378	03/25	11,491	(976)

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS—Continued
LONG FUTURES CONTRACTS — Continued
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Soybean Meal Futures	273	05/25	$8,408	$5
Soybean Oil Futures	360	12/24	9,750	586
Soybean Oil Futures	500	01/25	13,521	434
Soybean Oil Futures	690	03/25	18,692	1,556
Soybean Oil Futures	562	05/25	15,279	42
Sugar No. 11 Futures	3,308	02/25	84,251	8,536
UK Natural Gas Futures	100	11/24	4,132	78
Wheat Futures	249	12/24	7,103	(440)
Wheat Futures	210	03/25	6,198	12
Wheat Futures	149	05/25	4,481	8
WTI Crude Oil Futures	980	11/24	67,875	(356)
WTI Crude Oil Futures	568	02/25	38,732	99
WTI Crude Oil Futures	373	04/25	25,312	45
Zinc Futures	160	11/24	12,142	1,169
Zinc Futures	131	12/24	9,927	586
Zinc Futures	66	01/25	4,999	(109)
Total Long Futures Contracts				$ 44,234

SHORT FUTURES CONTRACTS
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Aluminum Futures	385	11/24	$24,950	$(2,666)
Aluminum Futures	388	12/24	25,278	(1,403)
Aluminum Futures	445	01/25	29,081	25
Cocoa Futures	18	03/25	1,244	10
Copper Futures	166	11/24	38,949	(1,649)
Copper Futures	87	12/24	19,649	(161)
Copper Futures	180	01/25	42,718	468
Corn Futures	50	03/25	1,065	20
Cotton No. 2 Futures	70	03/25	2,514	(71)
Lead Futures	162	11/24	8,022	90
Lead Futures	84	12/24	4,203	91
Lead Futures	166	01/25	8,361	235
LME Aluminum Futures	512	11/24	33,295	(2,195)
LME Aluminum Futures	568	12/24	37,024	(1,809)
LME Aluminum Futures	336	01/25	21,954	(1,712)
LME Aluminum Futures	18	03/25	1,182	(1)
LME Copper Futures	205	12/24	48,439	450
LME Lead Futures	268	11/24	13,334	587
LME Lead Futures	107	12/24	5,359	130
LME Lead Futures	70	01/25	3,527	(58)
LME Lead Futures	2	03/25	102	(1)
LME Nickel Futures	172	11/24	16,004	994
LME Nickel Futures	116	12/24	10,851	890
LME Nickel Futures	91	01/25	8,556	105
LME Nickel Futures	3	03/25	285	2

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS—Continued
SHORT FUTURES CONTRACTS — Continued
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LME Zinc Futures	197	11/24	$14,944	$348
LME Zinc Futures	153	12/24	11,597	(301)
LME Zinc Futures	60	01/25	4,546	27
LME Zinc Futures	41	03/25	3,106	(155)
Nickel Futures	131	11/24	12,167	703
Nickel Futures	59	12/24	5,511	185
Nickel Futures	110	01/25	10,340	1,190
NY Harbor ULSD Futures	9	11/24	845	(4)
Robusta Coffee 10-T Futures	178	03/25	7,620	635
Wheat Futures	270	12/24	7,702	108
Zinc Futures	160	11/24	12,142	(1,168)
Zinc Futures	131	12/24	9,927	(608)
Zinc Futures	66	01/25	4,999	90
Total Short Futures Contracts				$(6,579)
Total Futures Contracts				$ 37,655

SWAP AGREEMENTS
OVER-THE-COUNTER (OTC) EXCESS RETURN SWAPS
Counterparty	Fixed Rate	Pay/Receive Fixed Rate	Reference Index	Expiration Date	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Macquarie Bank Limited	0.140%	Pay	Macquarie MQCP338E Index[4]	11/27/2024	Monthly	$528,399	$—	$—	$—

OVER-THE-COUNTER (OTC) TOTAL RETURN SWAPS
Counterparty	Fixed Rate	Pay/Receive Fixed Rate	Reference Index	Expiration Date	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Citigroup Global Markets	0.110%	Pay	Bloomberg Commodity 3-Month Forward Total Return Index [5]	10/31/2025	Monthly	$160,525	$—	$—	$—
Citigroup Global Markets	0.240%	Pay	FTSE/Core Commodity CRB 3-Month Forward Total Return Index [6]	02/28/2025	Monthly	26,115	—	—	—
RBC Dominion Securities	0.120%	Pay	Bloomberg Commodity 3-Month Forward Total Return Index [5]	10/31/2025	Monthly	186,207	—	—	—
RBC Dominion Securities	0.290%	Pay	FTSE/Core Commodity CRB 3-Month Forward Total Return Index [6]	02/28/2025	Monthly	28,979	—	—	—
Total Over-the-Counter Total Return Swaps							$—	$—	$—
Total Swaps							$—	$—	$—
FAIR VALUE MEASUREMENTS
As of October 31, 2024, the investments in futures contracts (as disclosed in the preceding Futures Contracts schedule) were classified as Level 1 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

†	Coupon represents yield to maturity
1
Variable or floating rate security; the stated rate represents the rate in effect as of October 31, 2024.  The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.

2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of October 31, 2024, the aggregate value of these securities was $6,498 or less than 1% of net assets.

3	As of October 31, 2024, all or a portion of this security was restricted as collateral for futures or OTC swaps. The restricted securities had an aggregate value of $84,190.
4	The index is comprised of publicly traded futures contracts on physical commodities. The table below represents the reference index components as of October 31, 2024.

Commodity	Weight
Gold	29.0%
GasOil	11.5
Silver	7.5
Heating Oil	7.0
RBOB Gasoline	6.8
Sugar	5.5
Coffee	4.4
Copper	4.0
KC Wheat	2.9
Soybeans	2.5
Soybean Oil	2.1
Aluminum	2.0
Cocoa	2.0
Corn	2.0
Cotton	2.0
WTI Crude Oil	2.0
Brent Crude Oil	1.9
Soymeal	1.9
Emissions (California)	1.0
Lead	1.0
Zinc	1.0

5	The index is comprised of publicly traded futures contracts on physical commodities. The table below represents the reference index components as of October 31, 2024.

Commodity	Weight
Gold	18.4%
Natural Gas	7.7
Brent Crude Oil	6.6
Crude Oil	6.4
Silver	6.0
Copper	5.7
Corn	4.9
Aluminum	4.5
Soybeans	4.5
Coffee	3.8
Live Cattle	3.6
Soybean Oil	3.0
Sugar	2.8
Zinc	2.8
Soybean Meal	2.7
Wheat	2.5
Gasoline	2.3
Nickel	2.3
Lean Hogs	2.1
RBOB Gasoline	1.9
Heating Oil	1.8
KC Wheat	1.6
Cotton	1.3
Lead	0.8

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

6	The index is comprised of publicly traded futures contracts on physical commodities. The table below represents the reference index components as of October 31, 2024.

Commodity	Weight
Crude Oil	22.3%
Gold	6.4
Aluminum	6.2
Live Cattle	6.1
Copper	6.0
Corn	6.0
Soybeans	5.9
Cocoa	5.7
Natural Gas	5.3
Sugar	5.2
Coffee	5.1
Cotton	4.9
Heating Oil	4.9
RBOB Gasoline	4.9
Orange Juice	1.1
Silver	1.1
Lean Hogs	1.0
Wheat	1.0
Nickel	0.9

MTN	Medium Term Note
The accompanying notes are an integral part of the Financial Statements.

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—October 31, 2024

Value and Cost in Thousands

COMMON STOCKS—98.9%
Shares		Value
AEROSPACE & DEFENSE—1.4%
124,055	BWX Technologies, Inc.	$15,104
25,000	Hexcel Corp.	1,467
4,361	Huntington Ingalls Industries, Inc.	806
26,085	Moog, Inc. Class A	4,920
90,271	Redwire Corp. *	694
		22,991
AIR FREIGHT & LOGISTICS—0.2%
48,937	GXO Logistics, Inc. *	2,927
AUTOMOBILE COMPONENTS—0.9%
208,669	Adient PLC *	4,075
82,784	Gentex Corp.	2,509
54,737	Gentherm, Inc. *	2,296
57,201	Modine Manufacturing Co. *	6,737
		15,617
AUTOMOBILES—0.2%
28,689	Thor Industries, Inc.	2,986
BANKS—3.1%
88,519	Bank of NT Butterfield & Son Ltd. (Bermuda)	3,237
4,676	First Citizens BancShares, Inc. Class A	9,059
448,054	First Hawaiian, Inc.	11,085
106,044	First Horizon Corp.	1,838
69,269	Home BancShares, Inc.	1,890
57,483	International Bancshares Corp.	3,521
74,723	Popular, Inc. (Puerto Rico)	6,668
24,709	Prosperity Bancshares, Inc.	1,809
14,800	Synovus Financial Corp.	738
9,133	WaFd, Inc.	310
31,557	Western Alliance Bancorp	2,626
83,768	Wintrust Financial Corp.	9,708
		52,489
BEVERAGES—0.6%
351,815	Vita Coco Co., Inc. *	10,417
BIOTECHNOLOGY—4.8%
228,009	89bio, Inc. *	1,774
76,973	Ascendis Pharma AS ADR (Denmark)*,1	9,454
1,124,351	Avid Bioservices, Inc. *	11,199
127,030	Bicycle Therapeutics PLC ADR (United Kingdom)*,1	2,978
45,130	Cytokinetics, Inc. *	2,302
95,827	Exact Sciences Corp. *	6,605
35,238	Insmed, Inc. *	2,371
98,093	Kiniksa Pharmaceuticals International PLC *	2,216
43,208	Merus NV (Netherlands)*	2,157
1,001,388	MiMedx Group, Inc. *	6,859
79,648	MoonLake Immunotherapeutics *	3,697
14,161	Natera, Inc. *	1,713
151,118	Rocket Pharmaceuticals, Inc. *	2,516
35,053	Soleno Therapeutics, Inc. *	1,930
66,319	Vaxcyte, Inc. *	7,053
177,672	Veracyte, Inc. *	5,995
123,612	Viking Therapeutics, Inc. *	8,967
49,818	Xenon Pharmaceuticals, Inc. (Canada)*	2,048
		81,834
BROADLINE RETAIL—0.2%
45,373	Etsy, Inc. *	2,334
14,909	Ollie’s Bargain Outlet Holdings, Inc. *	1,369
		3,703
BUILDING PRODUCTS—0.8%
4,141	Carlisle Cos., Inc.	1,748
29,597	CSW Industrials, Inc.	10,451

COMMON STOCKS—Continued
Shares		Value
BUILDING PRODUCTS—Continued
12,970	UFP Industries, Inc.	$1,587
		13,786
CAPITAL MARKETS—3.8%
756,340	Barings BDC, Inc.	7,314
398,887	Capital Southwest Corp.	9,645
26,233	Cohen & Steers, Inc.	2,591
3,407	FactSet Research Systems, Inc.	1,547
18,045	Hamilton Lane, Inc. Class A	3,241
8,115	LPL Financial Holdings, Inc.	2,290
5,626	Morningstar, Inc.	1,846
49,215	Perella Weinberg Partners	996
53,476	Stifel Financial Corp.	5,541
318,125	StoneX Group, Inc. *	28,644
		63,655
CHEMICALS—3.2%
1,537,944	Arcadium Lithium PLC (Argentina)*	8,290
67,050	Ashland, Inc.	5,670
107,655	Avient Corp.	5,018
383,193	Axalta Coating Systems Ltd. *	14,531
10,946	Cabot Corp.	1,180
1,782,921	Ecovyst, Inc. *	11,874
103,337	Element Solutions, Inc.	2,801
92,735	Olin Corp.	3,805
9,013	Quaker Chemical Corp.	1,366
		54,535
COMMERCIAL SERVICES & SUPPLIES—1.8%
159,699	ACV Auctions, Inc. Class A*	2,761
640,920	BrightView Holdings, Inc. *	10,498
21,409	Brink’s Co.	2,201
68,095	Casella Waste Systems, Inc. Class A*	6,665
49,346	GFL Environmental, Inc.	2,063
18,559	MillerKnoll, Inc.	415
80,323	Montrose Environmental Group, Inc. *	2,118
73,095	Quad/Graphics, Inc.	464
37,078	Tetra Tech, Inc.	1,812
8,535	UniFirst Corp.	1,535
16,975	Viad Corp. *	636
		31,168
COMMUNICATIONS EQUIPMENT—1.3%
55,205	Applied Optoelectronics, Inc. *	862
43,796	Extreme Networks, Inc. *	654
72,736	F5, Inc. *	17,012
457,643	Telefonaktiebolaget LM Ericsson ADR (Sweden)[1]	3,835
		22,363
CONSTRUCTION & ENGINEERING—2.7%
54,322	Ameresco, Inc. Class A*	1,671
196,650	Arcosa, Inc.	18,414
22,448	Comfort Systems USA, Inc.	8,778
150,395	Fluor Corp. *	7,863
325,177	Orion Group Holdings, Inc. *	1,987
22,209	Primoris Services Corp.	1,391
7,256	Valmont Industries, Inc.	2,262
83,500	WillScot Holdings Corp. *	2,767
		45,133
CONSTRUCTION MATERIALS—0.3%
51,046	Knife River Corp. *	4,968
CONSUMER FINANCE—0.3%
224,900	SLM Corp.	4,955

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.0%
5,230	Casey’s General Stores, Inc.	$2,061
123,118	Chefs' Warehouse, Inc. *	4,915
215,270	Sprouts Farmers Market, Inc. *	27,647
		34,623
CONTAINERS & PACKAGING—0.7%
434,530	Graphic Packaging Holding Co.	12,280
DISTRIBUTORS—0.1%
5,028	Pool Corp.	1,818
DIVERSIFIED CONSUMER SERVICES—2.2%
190,995	Frontdoor, Inc. *	9,490
28,685	Grand Canyon Education, Inc. *	3,933
116,157	KinderCare Learning Cos., Inc. *	3,387
850,392	Laureate Education, Inc.	14,610
376,929	Universal Technical Institute, Inc. *	6,272
		37,692
DIVERSIFIED REITS—0.3%
228,158	Alexander & Baldwin, Inc.	4,246
DIVERSIFIED TELECOMMUNICATION SERVICES—0.1%
14,528	Cogent Communications Holdings, Inc.	1,166
ELECTRIC UTILITIES—0.4%
53,064	OGE Energy Corp.	2,122
117,760	TXNM Energy, Inc.	5,127
		7,249
ELECTRICAL EQUIPMENT—1.4%
75,244	NEXTracker, Inc. Class A*	2,996
4,033	nVent Electric PLC	301
23,772	Regal Rexnord Corp.	3,959
467,505	Sensata Technologies Holding PLC	16,054
23,443	Thermon Group Holdings, Inc. *	614
		23,924
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.8%
18,165	Arrow Electronics, Inc. *	2,156
133,849	Avnet, Inc.	7,256
33,726	Belden, Inc.	3,840
66,433	Celestica, Inc. (Canada)*	4,544
40,344	Cognex Corp.	1,623
10,709	Fabrinet (Thailand)*	2,581
18,119	Insight Enterprises, Inc. *	3,169
5,560	Littelfuse, Inc.	1,360
78,620	PAR Technology Corp. *	4,638
		31,167
ENERGY EQUIPMENT & SERVICES—2.1%
130,330	ChampionX Corp.	3,678
36,071	Expro Group Holdings NV *	460
410,009	Newpark Resources, Inc. *	2,730
570,195	NOV, Inc.	8,844
1,147,005	Select Water Solutions, Inc.	12,158
124,303	Tidewater, Inc. *	7,467
		35,337
ENTERTAINMENT—2.9%
319,298	Atlanta Braves Holdings, Inc. Class C*	12,615
1,264,628	Lions Gate Entertainment Corp. Class A*	9,991
70,175	Madison Square Garden Sports Corp. *	15,628
2,640,332	Vivid Seats, Inc. Class A*	10,746
		48,980

COMMON STOCKS—Continued
Shares		Value
FINANCIAL SERVICES—2.1%
57,725	Euronet Worldwide, Inc. *	$5,684
197,471	Flywire Corp. *	3,440
51,613	HA Sustainable Infrastructure Capital, Inc.	1,806
9,199	Jack Henry & Associates, Inc.	1,674
259,251	Marqeta, Inc. Class A*	1,467
179,824	Shift4 Payments, Inc. Class A*	16,263
52,651	Toast, Inc. Class A*	1,581
18,508	WEX, Inc. *	3,195
		35,110
FOOD PRODUCTS—1.8%
88,738	Ingredion, Inc.	11,781
1,313,615	SunOpta, Inc. (Canada)*	8,598
176,263	TreeHouse Foods, Inc. *	6,412
101,552	Vital Farms, Inc. *	3,522
		30,313
GAS UTILITIES—0.2%
46,448	Brookfield Infrastructure Corp. Class A (Canada)	1,908
14,357	Chesapeake Utilities Corp.	1,720
		3,628
GROUND TRANSPORTATION—1.2%
8,865	Landstar System, Inc.	1,558
9,293	Saia, Inc. *	4,541
201,092	U-Haul Holding Co.	13,726
		19,825
HEALTH CARE EQUIPMENT & SUPPLIES—4.5%
484,113	Envista Holdings Corp. *	10,152
13,961	Glaukos Corp. *	1,846
58,054	Haemonetics Corp. *	4,131
88,278	iRhythm Technologies, Inc. *	6,395
133,419	Lantheus Holdings, Inc. *	14,655
24,770	LeMaitre Vascular, Inc.	2,189
1,017,714	Neogen Corp. *	14,533
243,449	OrthoPediatrics Corp. *	6,459
17,611	PROCEPT BioRobotics Corp. *	1,585
608,265	SI-BONE, Inc. *	8,394
46,965	Solventum Corp. *	3,409
8,342	STERIS PLC	1,850
		75,598
HEALTH CARE PROVIDERS & SERVICES—4.2%
22,775	Acadia Healthcare Co., Inc. *	972
474,722	AdaptHealth Corp. *	4,885
65,113	Addus HomeCare Corp. *	8,101
48,023	AMN Healthcare Services, Inc. *	1,822
118,065	Castle Biosciences, Inc. *	4,093
2,672	Chemed Corp.	1,444
1,005,245	DocGo, Inc. *	3,528
72,627	Encompass Health Corp.	7,224
27,752	Ensign Group, Inc.	4,301
212,693	Option Care Health, Inc. *	4,901
10,134	Quest Diagnostics, Inc.	1,569
415,000	RadNet, Inc. *	26,992
16,264	U.S. Physical Therapy, Inc.	1,304
		71,136
HEALTH CARE REITS—0.6%
416,643	Sila Realty Trust, Inc.	10,491
HEALTH CARE TECHNOLOGY—1.3%
434,690	Evolent Health, Inc. Class A*	10,150
410,079	HealthStream, Inc.	11,989
		22,139

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HOTEL & RESORT REITS—0.3%
49,924	Ryman Hospitality Properties, Inc.	$5,344
HOTELS, RESTAURANTS & LEISURE—2.7%
46,587	Churchill Downs, Inc.	6,527
4,035	Domino’s Pizza, Inc.	1,669
319,394	Genius Sports Ltd. (United Kingdom)*	2,188
54,663	International Game Technology PLC	1,111
66,847	Marriott Vacations Worldwide Corp.	5,149
64,588	Norwegian Cruise Line Holdings Ltd. *	1,637
597,942	Penn Entertainment, Inc. *	11,809
210,538	Sportradar Group AG Class A (Switzerland)*	2,613
157,193	Sweetgreen, Inc. Class A*	5,675
14,131	Texas Roadhouse, Inc.	2,701
34,616	Travel & Leisure Co.	1,655
12,466	Wingstop, Inc.	3,586
		46,320
HOUSEHOLD DURABLES—3.5%
23,019	Cavco Industries, Inc. *	9,433
96,025	Champion Homes, Inc. *	8,472
220,325	Green Brick Partners, Inc. *	15,205
25,894	M/I Homes, Inc. *	3,925
23,205	Meritage Homes Corp.	4,205
66,402	Mohawk Industries, Inc. *	8,916
91,905	SharkNinja, Inc.	8,474
		58,630
INDUSTRIAL REITS—0.3%
100,626	STAG Industrial, Inc.	3,752
25,074	Terreno Realty Corp.	1,503
		5,255
INSURANCE—2.2%
84,395	Assured Guaranty Ltd.	7,044
49,217	Baldwin Insurance Group, Inc. *	2,277
31,608	CNO Financial Group, Inc.	1,087
5,839	Enstar Group Ltd. *	1,883
86,507	First American Financial Corp.	5,549
28,696	Global Indemnity Group LLC Class A	975
50,777	Horace Mann Educators Corp.	1,891
62,126	Kemper Corp.	3,869
4,827	Kinsale Capital Group, Inc.	2,066
89,930	Oscar Health, Inc. Class A*	1,511
27,234	Palomar Holdings, Inc. *	2,445
10,235	Primerica, Inc.	2,833
2,431	White Mountains Insurance Group Ltd.	4,369
		37,799
INTERACTIVE MEDIA & SERVICES—0.1%
35,032	Shutterstock, Inc.	1,124
IT SERVICES—0.9%
73,125	ASGN, Inc. *	6,735
31,109	DigitalOcean Holdings, Inc. *	1,231
255,183	Hackett Group, Inc.	6,206
7,738	Wix.com Ltd. (Israel)*	1,293
		15,465
LEISURE PRODUCTS—1.0%
19,769	Brunswick Corp.	1,576
1,649,426	Topgolf Callaway Brands Corp. *	16,016
		17,592
LIFE SCIENCES TOOLS & SERVICES—0.2%
7,824	Bio-Rad Laboratories, Inc. Class A*	2,802
99,807	Quanterix Corp. *	1,319
		4,121

COMMON STOCKS—Continued
Shares		Value
MACHINERY—5.0%
76,813	AGCO Corp.	$7,669
46,696	Alamo Group, Inc.	7,917
33,073	Allison Transmission Holdings, Inc.	3,534
30,866	Atmus Filtration Technologies, Inc.	1,202
114,165	Blue Bird Corp. *	4,807
31,752	Chart Industries, Inc. *	3,833
235,125	Columbus McKinnon Corp.	7,479
355,801	Douglas Dynamics, Inc.	8,059
31,669	Greenbrier Cos., Inc.	1,877
1,637,321	Hillman Solutions Corp. *	17,356
47,930	ITT, Inc.	6,716
118,607	Kornit Digital Ltd. (Israel)*	2,715
82,413	Mayville Engineering Co., Inc. *	1,687
21,706	Miller Industries, Inc.	1,425
6,365	Nordson Corp.	1,578
7,868	SPX Technologies, Inc. *	1,129
11,241	Standex International Corp.	2,067
48,500	Timken Co.	4,025
		85,075
MARINE TRANSPORTATION—0.7%
519,913	Global Ship Lease, Inc. Class A (United Kingdom)	12,400
MEDIA—1.8%
974,603	Magnite, Inc. *	12,163
474,738	National CineMedia, Inc. *	3,413
10,127	Nexstar Media Group, Inc.	1,782
1,265,915	Stagwell, Inc. *	7,861
161,133	TechTarget, Inc. *	4,664
		29,883
METALS & MINING—0.8%
70,625	Carpenter Technology Corp.	10,559
7,715	Reliance, Inc.	2,209
		12,768
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—0.5%
748,448	Ellington Financial, Inc.	9,049
MULTI-UTILITIES—0.1%
54,396	Avista Corp.	2,039
OFFICE REITS—0.2%
232,174	Easterly Government Properties, Inc.	3,148
OIL, GAS & CONSUMABLE FUELS—2.4%
32,387	APA Corp.	764
404,691	Baytex Energy Corp. (Canada)	1,145
72,386	Berry Corp.	363
7,965	Chord Energy Corp.	997
172,292	Civitas Resources, Inc.	8,406
35,696	Crescent Energy Co. Class A	444
8,740	Kinetik Holdings, Inc.	425
953,711	Kosmos Energy Ltd. (Ghana)*	3,586
27,840	Matador Resources Co.	1,451
24,108	Murphy Oil Corp.	759
198,053	NextDecade Corp. *	1,157
140,428	Northern Oil & Gas, Inc.	5,091
500,837	Par Pacific Holdings, Inc. *	7,738
169,159	Uranium Energy Corp. *	1,255
290,355	Vitesse Energy, Inc.	7,221
		40,802
PERSONAL CARE PRODUCTS—0.2%
14,557	elf Beauty, Inc. *	1,532
36,165	Herbalife Ltd. *	273

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PERSONAL CARE PRODUCTS—Continued
174,218	Honest Co., Inc. *	$648
		2,453
PHARMACEUTICALS—1.4%
1,038,290	Elanco Animal Health, Inc. *	13,124
139,978	Innoviva, Inc. *	2,738
35,921	Intra-Cellular Therapies, Inc. *	3,044
54,363	Perrigo Co. PLC	1,394
95,801	Pliant Therapeutics, Inc. *	1,348
168,186	SIGA Technologies, Inc.	1,214
		22,862
PROFESSIONAL SERVICES—4.2%
13,815	Booz Allen Hamilton Holding Corp.	2,510
8,111	Broadridge Financial Solutions, Inc.	1,710
22,214	Concentrix Corp.	944
1,209,101	Dun & Bradstreet Holdings, Inc.	14,376
244,987	Franklin Covey Co. *	9,753
95,676	Insperity, Inc.	7,537
9,383	Korn Ferry	663
47,562	ManpowerGroup, Inc.	2,989
31,521	Maximus, Inc.	2,725
74,752	Parsons Corp. *	8,085
60,920	Spire Global, Inc. *	603
17,281	TransUnion	1,751
18,675	TriNet Group, Inc.	1,585
615,602	Verra Mobility Corp. *	15,987
		71,218
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.8%
89,503	eXp World Holdings, Inc.	1,192
16,513	FirstService Corp. (Canada)	3,058
26,103	Jones Lang LaSalle, Inc. *	7,073
749,757	Kennedy-Wilson Holdings, Inc.	8,015
152,335	Marcus & Millichap, Inc.	5,764
483,839	Real Brokerage, Inc. (Canada)*	2,642
33,737	RMR Group, Inc. Class A	812
240,597	Seritage Growth Properties Class A*	1,008
		29,564
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.8%
73,125	Axcelis Technologies, Inc. *	6,238
15,579	Enphase Energy, Inc. *	1,294
35,053	FormFactor, Inc. *	1,331
44,856	Ichor Holdings Ltd. *	1,223
3,464,111	indie Semiconductor, Inc. Class A (China)*	11,466
36,091	Kulicke & Soffa Industries, Inc. (Singapore)	1,619
50,670	Lattice Semiconductor Corp. *	2,567
63,472	MKS Instruments, Inc.	6,305
12,396	Onto Innovation, Inc. *	2,458
28,018	Power Integrations, Inc.	1,693
79,500	Rambus, Inc. *	3,802
92,395	Semtech Corp. *	4,083
125,144	Silicon Motion Technology Corp. ADR (Taiwan)[1]	6,734
375,927	Ultra Clean Holdings, Inc. *	12,575
8,812	Universal Display Corp.	1,589
		64,977
SOFTWARE—4.6%
802,368	A10 Networks, Inc.	11,755
116,242	ACI Worldwide, Inc. *	5,719

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
121,358	AvePoint, Inc. *	$1,473
35,184	Bentley Systems, Inc. Class B	1,698
299,240	CCC Intelligent Solutions Holdings, Inc. *	3,115
97,791	Cellebrite DI Ltd. (Israel)*	1,775
96,657	Dynatrace, Inc. *	5,200
28,686	InterDigital, Inc.	4,315
229,612	Lightspeed Commerce, Inc. (Canada)*	3,472
1,019,333	NCR Voyix Corp. *	13,058
66,176	Onestream, Inc. *	1,953
3,831,159	Porch Group, Inc. *	8,314
65,603	Procore Technologies, Inc. *	4,307
72,426	Rapid7, Inc. *	2,927
107,942	Samsara, Inc. Class A*	5,159
48,875	Tenable Holdings, Inc. *	1,936
149,715	Weave Communications, Inc. *	2,099
		78,275
SPECIALIZED REITS—0.1%
31,242	CubeSmart	1,495
SPECIALTY RETAIL—1.2%
36,113	Abercrombie & Fitch Co. Class A*	4,759
390,330	Arhaus, Inc.	3,310
8,073	Boot Barn Holdings, Inc. *	1,006
8,600	Dick’s Sporting Goods, Inc.	1,684
6,461	Lithia Motors, Inc.	2,147
82,784	ODP Corp. *	2,569
83,846	Revolve Group, Inc. *	2,081
56,093	Sonic Automotive, Inc. Class A	3,182
		20,738
TEXTILES, APPAREL & LUXURY GOODS—0.8%
41,701	Carter’s, Inc.	2,281
94,252	Skechers USA, Inc. Class A*	5,793
123,977	Steven Madden Ltd.	5,575
		13,649
TRADING COMPANIES & DISTRIBUTORS—2.6%
162,685	Air Lease Corp.	7,215
10,334	Applied Industrial Technologies, Inc.	2,393
138,443	BlueLinx Holdings, Inc. *	15,154
52,766	FTAI Aviation Ltd.	7,094
44,961	GMS, Inc. *	4,042
32,173	Rush Enterprises, Inc. Class A	1,820
30,401	WESCO International, Inc.	5,836
		43,554
TOTAL COMMON STOCKS (Cost $1,628,361)		1,675,848

EXCHANGE-TRADED FUNDS—0.3%

(Cost $4,975)
CAPITAL MARKETS—0.3%
31,377	iShares Russell 2000 Value ETF	5,157
TOTAL INVESTMENTS—99.2% (Cost $1,633,336)		1,681,005
CASH AND OTHER ASSETS, LESS LIABILITIES—0.8%		14,087
TOTAL NET ASSETS—100%		$1,695,092

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS—October 31, 2024

Subadvisor: Jennison Associates LLC
Value and Cost in Thousands

COMMON STOCKS—99.9%
Shares		Value
AEROSPACE & DEFENSE—2.3%
2,194,934	Boeing Co. *	$327,726
1,943,459	General Electric Co.	333,847
		661,573
AUTOMOBILES—2.1%
2,358,892	Tesla, Inc. *	589,369
BIOTECHNOLOGY—1.8%
1,090,533	Vertex Pharmaceuticals, Inc. *	519,072
BROADLINE RETAIL—10.2%
12,685,625	Amazon.com, Inc. *	2,364,601
257,694	MercadoLibre, Inc. (Brazil)*	524,969
		2,889,570
CAPITAL MARKETS—1.6%
341,033	Goldman Sachs Group, Inc.	176,583
594,348	Moody’s Corp.	269,858
		446,441
CONSUMER STAPLES DISTRIBUTION & RETAIL—3.6%
724,083	Costco Wholesale Corp.	632,979
4,554,936	Walmart, Inc.	373,277
		1,006,256
ELECTRICAL EQUIPMENT—1.5%
853,295	Eaton Corp. PLC	282,936
1,327,921	Vertiv Holdings Co. Class A	145,128
		428,064
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.2%
398,008	Keysight Technologies, Inc. *	59,307
ENTERTAINMENT—4.7%
1,366,906	Netflix, Inc. *	1,033,422
3,033,037	Walt Disney Co.	291,778
		1,325,200
FINANCIAL SERVICES—4.8%
1,507,510	Mastercard, Inc. Class A	753,137
2,032,207	Visa, Inc. Class A	589,035
		1,342,172
GROUND TRANSPORTATION—1.5%
5,721,645	Uber Technologies, Inc. *	412,245
HEALTH CARE EQUIPMENT & SUPPLIES—1.8%
1,808,609	Dexcom, Inc. *	127,471
756,836	Intuitive Surgical, Inc. *	381,324
		508,795
HOTELS, RESTAURANTS & LEISURE—2.4%
2,272,041	Airbnb, Inc. Class A*	306,248
918,891	Hilton Worldwide Holdings, Inc.	215,802
641,630	Marriott International, Inc. Class A	166,837
		688,887
INSURANCE—0.9%
1,015,104	Progressive Corp.	246,498

COMMON STOCKS—Continued
Shares		Value
INTERACTIVE MEDIA & SERVICES—10.4%
3,662,585	Alphabet, Inc. Class A	$626,705
3,633,408	Alphabet, Inc. Class C	627,453
2,960,553	Meta Platforms, Inc. Class A	1,680,351
		2,934,509
IT SERVICES—1.2%
760,505	MongoDB, Inc. *	205,641
1,085,250	Snowflake, Inc. Class A*	124,608
		330,249
MEDIA—1.7%
4,095,098	Trade Desk, Inc. Class A*	492,272
PHARMACEUTICALS—6.5%
3,275,050	AstraZeneca PLC ADR (United Kingdom)[1]	233,020
1,325,522	Eli Lilly & Co.	1,099,838
4,457,141	Novo Nordisk AS ADR (Denmark)[1]	498,977
		1,831,835
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—17.4%
3,222,434	Advanced Micro Devices, Inc. *	464,256
968,749	Analog Devices, Inc.	216,137
8,069,825	Broadcom, Inc.	1,370,014
21,574,598	NVIDIA Corp.	2,864,244
		4,914,651
SOFTWARE—13.7%
554,932	Adobe, Inc. *	265,302
1,506,964	Cadence Design Systems, Inc. *	416,103
1,165,546	Crowdstrike Holdings, Inc. Class A*	346,016
1,649,047	Datadog, Inc. Class A*	206,856
4,803,328	Microsoft Corp.	1,951,832
531,560	Palo Alto Networks, Inc. *	191,537
468,699	Salesforce, Inc.	136,565
385,737	ServiceNow, Inc. *	359,889
		3,874,100
SPECIALTY RETAIL—2.9%
396,489	Home Depot, Inc.	156,118
2,441,659	Industria de Diseno Textil SA (Spain)	139,210
252,423	O’Reilly Automotive, Inc. *	291,079
1,957,818	TJX Cos., Inc.	221,292
		807,699
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—5.9%
7,426,774	Apple, Inc.	1,677,782
TEXTILES, APPAREL & LUXURY GOODS—0.8%
932,044	adidas AG (Germany)	223,216
TOTAL COMMON STOCKS (Cost $11,453,155)		28,209,762
TOTAL INVESTMENTS—99.9% (Cost $11,453,155)		28,209,762
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		36,703
TOTAL NET ASSETS—100%		$28,246,465

⬤

Harbor Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
As of October 31, 2024, the investments in adidas AG and Industria de Diseno Textil SA (as disclosed in the preceding Portfolio of Investments) were classified as Level 2 and all other investments were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Convertible Securities Fund
PORTFOLIO OF INVESTMENTS—October 31, 2024

Subadvisor: BlueCove Limited
Principal Amounts, Value and Cost in Thousands

Convertible Bonds—88.3%
Principal Amount		Value
Automobiles—1.6%
$100	Lucid Group, Inc. 1.250%—12/15/2026[1]	$73
	Rivian Automotive, Inc.
200	3.625%—10/15/2030	156
200	4.625%—03/15/2029	174
		330
		403
Biotechnology—6.6%
200	Alnylam Pharmaceuticals, Inc. 1.000%—09/15/2027	228
200	Bridgebio Pharma, Inc. 2.250%—02/01/2029	165
400	Guardant Health, Inc. 0.000%—11/15/2027[2]	323
300	Halozyme Therapeutics, Inc. 0.250%—03/01/2027	289
100	Insmed, Inc. 0.750%—06/01/2028	213
100	Novavax, Inc. 5.000%—12/15/2027	109
100	Sarepta Therapeutics, Inc. 1.250%—09/15/2027	113
200	Travere Therapeutics, Inc. 2.250%—03/01/2029	191
		1,631
Capital Markets—2.0%
200	Core Scientific, Inc. 3.000%—09/01/2029[1]	298
200	New Mountain Finance Corp. 7.500%—10/15/2025	202
		500
Commercial Services & Supplies—5.9%
400	Affirm Holdings, Inc. 0.000%—11/15/2026[2]	355
200	Alarm.com Holdings, Inc. 0.000%—01/15/2026[2]	187
300	Block, Inc. 0.250%—11/01/2027	260
300	MARA Holdings, Inc. 1.000%—12/01/2026	266
100	Shift4 Payments, Inc. 0.000%—12/15/2025[2]	123
200	Tetra Tech, Inc. 2.250%—08/15/2028	270
		1,461
Construction & Engineering—2.3%
100	Fluor Corp. 1.125%—08/15/2029	131
	Granite Construction, Inc.
200	3.250%—06/15/2030[1]	257
100	3.750%—05/15/2028	190
		447
		578

Convertible Bonds—Continued
Principal Amount		Value
Diversified Financial Services—0.8%
$100	Encore Capital Group, Inc. 4.000%—03/15/2029	$99
100	WisdomTree, Inc. 3.250%—08/15/2029[1]	106
		205
Diversified REITs—1.2%
200	Welltower OP LLC 2.750%—05/15/2028[1]	288
Electric Utilities—6.5%
300	CMS Energy Corp. 3.375%—05/01/2028	320
200	Duke Energy Corp. 4.125%—04/15/2026	212
200	FirstEnergy Corp. 4.000%—05/01/2026	205
100	NRG Energy, Inc. 2.750%—06/01/2048	220
100	Pinnacle West Capital Corp. 4.750%—06/15/2027[1]	107
100	PPL Capital Funding, Inc. 2.875%—03/15/2028	105
	Southern Co.
100	3.875%—12/15/2025	112
300	4.500%—06/15/2027[1]	329
		441
		1,610
Electrical Equipment—0.4%
100	OSI Systems, Inc. 2.250%—08/01/2029[1]	98
Electronic Equipment, Instruments & Components—4.6%
100	Itron, Inc. 1.375%—07/15/2030[1]	110
	Lumentum Holdings, Inc.
100	0.500%—12/15/2026	99
300	0.500%—06/15/2028	261
		360
100	PAR Technology Corp. 1.500%—10/15/2027	105
200	Parsons Corp. 2.625%—03/01/2029[1]	259
100	Varonis Systems, Inc. 1.250%—08/15/2025	171
100	Western Digital Corp. 3.000%—11/15/2028[1]	143
		1,148
Energy Equipment & Services—0.7%
100	Sunnova Energy International, Inc. 2.625%—02/15/2028	52
100	Sunrun, Inc. 4.000%—03/01/2030[1]	115
		167

⬤

Harbor Convertible Securities Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Convertible Bonds—Continued
Principal Amount		Value
Entertainment—2.2%
$100	Cinemark Holdings, Inc. 4.500%—08/15/2025	$211
400	DraftKings Holdings, Inc. 0.000%—03/15/2028[2]	339
		550
Equity Real Estate Investment Trusts (REITs)—2.4%
200	COPT Defense Properties LP 5.250%—09/15/2028[1]	240
100	Starwood Property Trust, Inc. 6.750%—07/15/2027	107
200	Ventas Realty LP 3.750%—06/01/2026	248
		595
Financial Services—2.9%
100	Bread Financial Holdings, Inc. 4.250%—06/15/2028	149
100	Coinbase Global, Inc. 0.250%—04/01/2030[1]	91
200	EZCORP, Inc. 3.750%—12/15/2029[1]	249
100	LendingTree, Inc. 0.500%—07/15/2025	96
100	SoFi Technologies, Inc. 1.250%—03/15/2029[1]	137
		722
Health Care Providers & Services—5.8%
	Exact Sciences Corp.
200	0.375%—03/15/2027	193
200	1.750%—04/15/2031[1]	200
100	2.000%—03/01/2030[1]	114
		507
300	Haemonetics Corp. 0.000%—03/01/2026[2]	278
100	Lantheus Holdings, Inc. 2.625%—12/15/2027	155
300	Novocure Ltd. 0.000%—11/01/2025[2]	284
100	Omnicell, Inc. 0.250%—09/15/2025	96
100	Tandem Diabetes Care, Inc. 1.500%—03/15/2029[1]	117
		1,437
Hotels, Restaurants & Leisure—3.9%
200	Carnival Corp. 5.750%—12/01/2027	366
200	Cheesecake Factory, Inc. 0.375%—06/15/2026	193
100	Freshpet, Inc. 3.000%—04/01/2028	203
200	Shake Shack, Inc. 0.000%—03/01/2028[2]	197
		959
Household Durables—0.8%
200	Meritage Homes Corp. 1.750%—05/15/2028[1]	213

Convertible Bonds—Continued
Principal Amount		Value
Household Products—0.8%
$200	Spectrum Brands, Inc. 3.375%—06/01/2029[1]	$203
Interactive Media & Services—3.7%
	Snap, Inc.
200	0.000%—05/01/2027[2]	172
400	0.125%—03/01/2028	323
100	0.500%—05/01/2030[1]	90
		585
200	Uber Technologies, Inc. 0.875%—12/01/2028[1]	242
100	Upwork, Inc. 0.250%—08/15/2026	91
		918
Internet & Catalog Retail—4.8%
100	Airbnb, Inc. 0.000%—03/15/2026[2]	93
100	Booking Holdings, Inc. 0.750%—05/01/2025	249
	Okta, Inc.
200	0.125%—09/01/2025	193
200	0.375%—06/15/2026	185
		378
100	Palo Alto Networks, Inc. 0.375%—06/01/2025	363
100	Zillow Group, Inc. 2.750%—05/15/2025	108
		1,191
IT Services—1.1%
200	Seagate HDD Cayman 3.500%—06/01/2028	268
Leisure Products—4.2%
100	Liberty TripAdvisor Holdings, Inc. 0.500%—06/30/2051[1]	94
	NCL Corp. Ltd.
200	1.125%—02/15/2027	208
300	2.500%—02/15/2027	316
		524
100	Royal Caribbean Cruises Ltd. 6.000%—08/15/2025	416
		1,034
Machinery—2.3%
100	Axon Enterprise, Inc. 0.500%—12/15/2027	190
200	Bloom Energy Corp. 3.000%—06/01/2028	174
100	John Bean Technologies Corp. 0.250%—05/15/2026	96
100	Middleby Corp. 1.000%—09/01/2025	110
		570

⬤

Harbor Convertible Securities Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Convertible Bonds—Continued
Principal Amount		Value
Media—2.3%
	DISH Network Corp.
$400	0.000%—12/15/2025[2]	$358
100	3.375%—08/15/2026	85
		443
100	Liberty Media Corp. 2.375%—09/30/2053[1]	125
		568
Metals & Mining—0.4%
100	MP Materials Corp. 3.000%—03/01/2030[1]	111
Oil, Gas & Consumable Fuels—0.9%
200	Northern Oil & Gas, Inc. 3.625%—04/15/2029	232
Pharmaceuticals—0.3%
100	Herbalife Ltd. 4.250%—06/15/2028	75
Real Estate Management & Development—0.3%
100	Redfin Corp. 0.500%—04/01/2027	73
Semiconductors & Semiconductor Equipment—2.1%
100	Impinj, Inc. 1.125%—05/15/2027	178
200	Semtech Corp. 1.625%—11/01/2027	277
100	Wolfspeed, Inc. 0.250%—02/15/2028	59
		514
Software—11.5%
100	Altair Engineering, Inc. 1.750%—06/15/2027	150
100	Bandwidth, Inc. 0.500%—04/01/2028	79
	Bentley Systems, Inc.
100	0.125%—01/15/2026	99
100	0.375%—07/01/2027	91
		190
300	Cloudflare, Inc. 0.000%—08/15/2026[2]	279
100	Confluent, Inc. 0.000%—01/15/2027[2]	89
200	Datadog, Inc. 0.125%—06/15/2025	278
100	Dayforce, Inc. 0.250%—03/15/2026	95
100	DigitalOcean Holdings, Inc. 0.000%—12/01/2026[2]	89
200	Dropbox, Inc. 0.000%—03/01/2028[2]	193
	MicroStrategy, Inc.
100	0.625%—03/15/2030[1]	182
200	0.875%—03/15/2031[1]	269
200	2.250%—06/15/2032[1]	294
		745
200	Q2 Holdings, Inc. 0.750%—06/01/2026	225

Convertible Bonds—Continued
Principal Amount		Value
Software—Continued
$100	Tyler Technologies, Inc. 0.250%—03/15/2026	$127
200	Verint Systems, Inc. 0.250%—04/15/2026	185
100	Vertex, Inc. 0.750%—05/01/2029[1]	132
		2,856
Specialty Retail—1.0%
200	Greenbrier Cos., Inc. 2.875%—04/15/2028	240
Transportation Infrastructure—0.4%
100	Air Transport Services Group, Inc. 3.875%—08/15/2029	96
Water Utilities—0.8%
200	American Water Capital Corp. 3.625%—06/15/2026	202
Wireless Telecommunication Services—0.8%
100	InterDigital, Inc. 3.500%—06/01/2027	197
Total Convertible Bonds (Cost $20,010)		21,913

Convertible Preferred Stocks—8.9%
Shares
Banks—3.2%
100	Bank of America Corp.—7.250%	124
550	Wells Fargo & Co.—7.500%	679
		803
Chemicals—0.4%
2,000	Albemarle Corp.—7.250%	90
Diversified REITs—1.3%
12,400	RLJ Lodging Trust—1.950%	321
Electric Utilities—1.5%
8,200	NextEra Energy, Inc.—6.926%	367
Financial Services—0.2%
706	AMG Capital Trust II—5.150%	40
Machinery—0.2%
1,300	Chart Industries, Inc.—6.750%	64
Oil, Gas & Consumable Fuels—1.4%
7,200	El Paso Energy Capital Trust I—4.750%	344
Technology Hardware, Storage & Peripherals—0.7%
3,119	Hewlett Packard Enterprise Co.*—7.625%	180
Total Convertible Preferred Stocks (Cost $2,217)		2,209
TOTAL INVESTMENTS—97.2% (Cost $22,227)		24,122
CASH AND OTHER ASSETS, LESS LIABILITIES—2.8%		690
TOTAL NET ASSETS—100.0%		$24,812

⬤

Harbor Convertible Securities Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
As of October 31, 2024, the investments in Convertible Preferred Stocks (as disclosed in the preceding Portfolio of Investments) were classified as Level 1 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of October 31, 2024, the aggregate value of these securities was $5,286 or 21% of net assets.
2
Zero coupon bond
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—October 31, 2024

Subadvisor: Income Research + Management
Principal Amounts, Value and Cost in Thousands

Asset-Backed Securities—13.1%
Principal Amount		Value
$1,932	AIMCO CLO 14 Ltd. Series 2021-14A Cl. A 5.869% (3 Month USD Term SOFR + 1.252%) 04/20/2034[1,2]	$1,935
385	Aligned Data Centers Issuer LLC Series 2021-1A Cl. A2 1.937%—08/15/2046[1]	364
514	American Tower Trust I 5.490%—03/15/2053[1]	520
	AMSR Trust
871	Series 2020-SFR2 Cl. A 1.632%—07/17/2037[1]	851
782	Series 2022-SFR3 Cl. A 4.000%—10/17/2039[1]	760
		1,611
1,120	Apidos CLO XLVII Ltd. Series 2024-47A Cl. A1 6.117% (3 Month USD Term SOFR + 1.500%) 04/26/2037[1,2]	1,124
	Avis Budget Rental Car Funding AESOP LLC
2,500	Series 2024-3A Cl. A 5.230%—12/20/2030[1]	2,520
1,513	Series 2024-1A Cl. A 5.360%—06/20/2030[1]	1,533
		4,053
366	BA Credit Card Trust Series 2022-A2 Cl. A2 5.000%—04/15/2028	368
	CIFC Funding Ltd.
648	Series 2015-3A Cl. AR 5.749% (3 Month USD Term SOFR + 1.132%) 04/19/2029[1,2]	649
1,630	Series 2022-1A Cl. A 5.967% (3 Month USD Term SOFR + 1.320%) 04/17/2035[1,2]	1,631
258	Series 2018-3A Cl. A 5.994% (3 Month USD Term SOFR + 1.362%) 07/18/2031[1,2]	258
1,548	Series 2024-3A Cl. A1 6.097% (3 Month USD Term SOFR + 1.480%) 07/21/2037[1,2]	1,556
497	Series 2023-3A Cl. A 6.217% (3 Month USD Term SOFR + 1.600%) 01/20/2037[1,2]	500
		4,594
1,286	Citizens Auto Receivables Trust Series 2024-1 Cl. A3 5.110%—04/17/2028[1]	1,294
	DB Master Finance LLC
2,305	Series 2021-1A Cl. A2I 2.045%—11/20/2051[1]	2,169
1,870	Series 2017-1A Cl. A2II 4.030%—11/20/2047[1]	1,813
		3,982
291	Discover Card Execution Note Trust Series 2022-A4 Cl. A 5.030%—10/15/2027	292
2,428	Domino’s Pizza Master Issuer LLC Series 2021-1A Cl. A2I 2.662%—04/25/2051[1]	2,200

Asset-Backed Securities—Continued
Principal Amount		Value
$2,976	Elmwood CLO 30 Ltd. Series 2024-6A Cl. A 6.730% (3 Month USD Term SOFR + 1.430%) 07/17/2037[1,2]	$2,993
3,172	Elmwood CLO 31 Ltd. Series 2024-7A Cl. A1 6.189% (3 Month USD Term SOFR + 1.350%) 07/17/2037[1,2]	3,177
1,566	Enterprise Fleet Financing LLC Series 2024-1 Cl. A2 5.230%—03/20/2030[1]	1,575
	FirstKey Homes Trust
334	Series 2020-SFR2 Cl. A 1.266%—10/19/2037[1]	324
355	Series 2021-SFR1 Cl. A 1.538%—08/17/2038[1]	337
		661
	Ford Credit Auto Owner Trust
250	Series 2020-1 Cl. A 2.040%—08/15/2031[1]	248
1,000	Series 2023-2 Cl. A 5.280%—02/15/2036[1]	1,021
		1,269
2,200	GM Financial Automobile Leasing Trust Series 2024-1 Cl. A3 5.090%—03/22/2027	2,214
	GM Financial Consumer Automobile Receivables Trust
288	Series 2022-3 Cl. A4 3.710%—12/16/2027	284
1,204	Series 2024-1 Cl. A3 4.850%—12/18/2028	1,211
		1,495
	GMF Floorplan Owner Revolving Trust
3,710	Series 2024-2 Cl. A 5.060%—03/15/2031[1]	3,754
2,081	Series 2023-2 Cl. A 5.340%—06/15/2030[1]	2,124
		5,878
	GoldenTree Loan Management U.S. CLO Ltd.
2,047	Series 2017-1A Cl. A1R2 5.899% (3 Month USD Term SOFR + 1.282%) 04/20/2034[1,2]	2,052
822	Series 2023-17A Cl. A 6.367% (3 Month USD Term SOFR + 1.750%) 07/20/2036[1,2]	826
		2,878
5,324	Golub Capital Partners CLO 62B Ltd. Series 2022-62A Cl. AR 5.978% (3 Month USD Term SOFR + 1.370%) 10/15/2037[1,2]	5,335
	Home Partners of America Trust
240	Series 2020-2 Cl. A 1.532%—01/17/2041[1]	211
270	Series 2022-1 Cl. A 3.930%—04/17/2039[1]	264
		475

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Asset-Backed Securities—Continued
Principal Amount		Value
$2,000	Kubota Credit Owner Trust Series 2024-1A Cl. A3 5.190%—07/17/2028[1]	$2,022
362	Mercedes-Benz Auto Receivables Trust Series 2022-1 Cl. A4 5.250%—02/15/2029	366
	Navient Private Education Refi Loan Trust
94	Series 2021-A Cl. A 0.840%—05/15/2069[1]	84
212	Series 2021-BA Cl. A 0.940%—07/15/2069[1]	190
		274
	NextGear Floorplan Master Owner Trust
3,147	Series 2024-1A Cl. A2 5.120%—03/15/2029[1]	3,173
1,087	Series 2023-1A Cl. A2 5.740%—03/15/2028[1]	1,102
		4,275
	Palmer Square CLO Ltd.
3,427	Series 2022-4A Cl. A1R 0.000% (3 Month USD Term SOFR + 1.350%) 10/20/2037[1,2]	3,427
190	Series 2013-2A Cl. A1A3 5.909% (3 Month USD Term SOFR + 1.262%) 10/17/2031[1,2]	191
1,105	Series 2024-1A Cl. A 6.156% (3 Month USD Term SOFR + 1.500%) 04/15/2037[1,2]	1,110
360	Series 2020-3A Cl. A1R2 6.768% (3 Month USD Term SOFR + 1.650%) 11/15/2036[1,2]	362
		5,090
	Palmer Square Loan Funding Ltd.
153	Series 2022-2A Cl. A1 5.926% (3 Month USD Term SOFR + 1.270%) 10/15/2030[1,2]	153
50	Series 2021-2A Cl. A1 6.190% (3 Month USD Term SOFR + 1.062%) 05/20/2029[1,2]	50
		203
	PFS Financing Corp.
232	Series 2022-D Cl. A 4.270%—08/15/2027[1]	231
2,129	Series 2024-B Cl. A 4.950%—02/15/2029[1]	2,139
2,833	Series 2024-D Cl. A 5.340%—04/15/2029[1]	2,872
522	Series 2023-A Cl. A 5.800%—03/15/2028[1]	529
		5,771
2,062	Planet Fitness Master Issuer LLC Series 2024-1A Cl. A2I 5.765%—06/05/2054[1]	2,071
	Progress Residential Trust
1,088	Series 2022-SFR2 Cl. A 2.950%—04/17/2027[1]	1,039
5,933	Series 2024-SFR4 Cl. A 3.100%—07/17/2041[1]	5,440
		6,479

Asset-Backed Securities—Continued
Principal Amount		Value
$202	Sabey Data Center Issuer LLC Series 2020-1 Cl. A2 3.812%—04/20/2045[1]	$200
	SBA Small Business Investment Cos.
4,063	Series 2024-10A Cl. 1 5.035%—03/10/2034	4,023
1,483	Series 2023-10A Cl. 1 5.168%—03/10/2033	1,496
6,429	Series 2023-10B Cl. 1 5.688%—09/10/2033	6,518
		12,037
	SBA Tower Trust
500	1.631%—05/15/2051[1]	466
705	2.593%—10/15/2056[1]	587
6,531	4.831%—10/15/2029[1]	6,384
1,578	6.599%—11/15/2052[1]	1,614
		9,051
4,727	SBNA Auto Lease Trust Series 2024-B Cl. A3 5.560%—11/22/2027[1]	4,785
1,281	SFS Auto Receivables Securitization Trust Series 2024-1A Cl. A3 4.950%—05/21/2029[1]	1,287
162	Store Master Funding I-VII & XIV Series 2019-1 Cl. A1 2.820%—11/20/2049[1]	155
5,085	Subway Funding LLC Series 2024-1A Cl. A2II 6.268%—07/30/2054[1]	5,153
	Taco Bell Funding LLC
2,554	Series 2021-1A Cl. A2I 1.946%—08/25/2051[1]	2,377
614	Series 2021-1A Cl. A2II 2.294%—08/25/2051[1]	542
		2,919
	Tricon Residential Trust
3,070	Series 2024-SFR3 Cl. A 4.500%—08/17/2041[1]	2,992
5,197	Series 2024-SFR2 Cl. A 4.750%—06/17/2040[1]	5,139
3,082	Series 2023-SFR2 Cl. A 5.000%—12/17/2040[1]	3,065
		11,196
	U.S. Small Business Administration
52	Series 2012-20C Cl. 1 2.510%—03/01/2032	48
89	Series 2017-20H Cl. 1 2.750%—08/01/2037	81
162	Series 2014-20K Cl. 1 2.800%—11/01/2034	150
149	Series 2015-20H Cl. 1 2.820%—08/01/2035	138
134	Series 2017-20J Cl. 1 2.850%—10/01/2037	123
162	Series 2018-20B Cl. 1 3.220%—02/01/2038	150
248	Series 2018-20G Cl. 1 3.540%—07/01/2038	231
379	Series 2022-25E Cl. 1 3.940%—05/01/2047	356
279	Series 2023-25B Cl. 1 4.610%—02/01/2048	274

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Asset-Backed Securities—Continued
Principal Amount		Value
$356	Series 2022-25L Cl. 1 4.710%—12/01/2047	$348
1,036	Series 2023-25A Cl. 1 4.910%—01/01/2048	1,029
650	Series 2023-25C Cl. 1 4.930%—03/01/2048	639
3,034	Series 2024-25C Cl. 1 4.970%—03/01/2049	3,049
4,332	Series 2024-25F Cl. 1 5.040%—06/01/2049	4,341
1,265	Series 2024-25A Cl. 1 5.050%—01/01/2049	1,266
3,892	Series 2024-25B Cl. 1 5.070%—02/01/2049	3,918
1,073	Series 2022-25K Cl. 1 5.130%—11/01/2047	1,080
2,532	Series 2023-25H Cl. 1 5.150%—08/01/2048	2,546
2,383	Series 2023-25G Cl. 1 5.180%—07/01/2048	2,403
1,828	Series 2023-25L Cl. 1 5.280%—12/01/2048	1,854
4,392	Series 2024-25D Cl. 1 5.380%—04/01/2049	4,477
502	Series 2023-25I Cl. 1 5.410%—09/01/2048	513
1,184	Series 2023-25K Cl. 1 5.710%—11/01/2048	1,223
		30,237
251	Vantage Data Centers LLC Series 2020-2A Cl. A2 1.992%—09/15/2045[1]	228
1,234	Verizon Master Trust Series 2024-1 Cl. A1A 5.000%—12/20/2028	1,239
	Wendy’s Funding LLC
197	Series 2021-1A Cl. A2I 2.370%—06/15/2051[1]	176
967	Series 2021-1A Cl. A2II 2.775%—06/15/2051[1]	827
434	Series 2019-1A Cl. A2I 3.783%—06/15/2049[1]	423
3,216	Series 2019-1A Cl. A2II 4.080%—06/15/2049[1]	3,052
		4,478
Total Asset-Backed Securities (Cost $159,067)		159,803

Collateralized Mortgage Obligations—6.0%

709	Bank Series 2017-BNK6 Cl. A5 3.518%—07/15/2060	681
	Bank5
4,105	Series 2023-5YR1 Cl. A3 6.260%—04/15/2056[2]	4,247
5,563	Series 2023-5YR3 Cl. A3 6.724%—09/15/2056[2]	5,873
		10,120
	BBCMS Mortgage Trust
4,623	Series 2024-C26 Cl. A5 5.829%—05/15/2057	4,885

Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$3,466	Series 2024-5C25 Cl. A3 5.946%—03/15/2057	$3,583
5,811	Series 2024-5C27 Cl. A3 6.014%—07/15/2057	6,037
		14,505
	Benchmark Mortgage Trust
387	Series 2021-B26 Cl. A3 2.391%—06/15/2054	350
1,462	Series 2024-V5 Cl. A3 5.805%—01/10/2057	1,503
700	Series 2023-V2 Cl. A3 5.812%—05/15/2055[2]	716
		2,569
4,000	BMARK Trust Series 2023-V4 Cl. A3 6.841%—11/15/2056[2]	4,242
549	BMO Mortgage Trust Series 2023-C7 Cl. A5 6.160%—12/15/2056	589
	BX Commercial Mortgage Trust
1,403	Series 2021-VOLT Cl. A 5.618% (1 Month USD Term SOFR + 0.814%) 09/15/2036[1,2]	1,396
2,985	Series 2024-XL5 Cl. A 6.196% (1 Month USD Term SOFR + 1.392%) 03/15/2041[1,2]	2,991
220	Series 2023-XL3 Cl. A 6.565% (1 Month USD Term SOFR + 1.761%) 12/09/2040[1,2]	221
		4,608
2,699	BX Trust Series 2022-CLS Cl. A 5.760%—10/13/2027[1]	2,686
1,676	Citigroup Commercial Mortgage Trust Series 2016-C2 Cl. A3 2.575%—08/10/2049	1,619
	COMM Mortgage Trust
387	Series 2016-COR1 Cl. A3 2.826%—10/10/2049	372
2,253	Series 2016-CR28 Cl. A4 3.762%—02/10/2049	2,220
		2,592
	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
49	Series 2017-2 Cl. MA 3.000%—08/25/2056	46
98	Series 2018-1 Cl. MA 3.000%—05/25/2057	91
983	Series 2018-4 Cl. MA 3.500%—03/25/2058	941
148	Series 2019-2 Cl. MA 3.500%—08/26/2058	141
		1,219
3,160	FIVE Mortgage Trust Series 2023-V1 Cl. A3 5.668%—02/10/2056[2]	3,214
550	GS Mortgage Securities Trust Series 2016-GS3 Cl. A4 2.850%—10/10/2049	528

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$95	GS Mortgage-Backed Securities Corp. Trust Series 2020-PJ4 Cl. A2 3.000%—01/25/2051[1,2]	$81
	JP Morgan Mortgage Trust
2,232	Series 2024-4 Cl. A4A 6.000%—10/25/2054[1,2]	2,234
2,627	Series 2024-5 Cl. A4 6.000%—11/25/2054[1,2]	2,634
		4,868
1,875	JPMBB Commercial Mortgage Securities Trust Series 2015-C28 Cl. A4 3.227%—10/15/2048	1,863
	Morgan Stanley Bank of America Merrill Lynch Trust
2,518	Series 2016-C29 Cl. A3 3.058%—05/15/2049	2,462
2,300	Series 2015-C22 Cl. A4 3.306%—04/15/2048	2,278
260	Series 2015-C25 Cl. A4 3.372%—10/15/2048	257
600	Series 2015-C26 Cl. A5 3.531%—10/15/2048	591
		5,588
	Morgan Stanley Capital I Trust
2,564	Series 2016-UB11 Cl. A4 2.782%—08/15/2049	2,456
3,144	Series 2016-UBS9 Cl. A4 3.594%—03/15/2049	3,072
		5,528
44	PSMC Trust Series 2020-2 Cl. A2 3.000%—05/25/2050[1,2]	39
2,672	Sequoia Mortgage Trust Series 2024-5 Cl. A5 6.000%—06/25/2054[1,2]	2,672
333	Tricon American Homes Series 2020-SFR1 Cl. A 1.499%—07/17/2038[1]	317
443	UBS Commercial Mortgage Trust Series 2018-C13 Cl. ASB 4.241%—10/15/2051	437
	Wells Fargo Commercial Mortgage Trust
2,167	Series 2021-C60 Cl. A4 2.342%—08/15/2054	1,837
380	Series 2015-C31 Cl. A4 3.695%—11/15/2048	375
		2,212
Total Collateralized Mortgage Obligations (Cost $72,489)		72,777

Corporate Bonds & Notes—29.3%

AEROSPACE & DEFENSE—0.3%
361	BAE Systems PLC 3.400%—04/15/2030[1]	335
2,100	L3Harris Technologies, Inc. 5.500%—08/15/2054	2,099
235	Lockheed Martin Corp. 4.700%—05/15/2046	217

Corporate Bonds & Notes—Continued
Principal Amount		Value
AEROSPACE & DEFENSE—Continued
$1,558	Northrop Grumman Corp. 5.250%—05/01/2050	$1,523
		4,174
AUTO COMPONENTS—0.3%
4,463	Aptiv PLC/Aptiv Corp. 3.250%—03/01/2032	3,884
AUTOMOBILES—1.4%
635	BMW U.S. Capital LLC 3.450%—04/01/2027[1]	617
6,186	Ford Motor Credit Co. LLC 2.900%—02/16/2028-02/10/2029	5,567
	General Motors Financial Co., Inc.
1,157	2.400%—10/15/2028	1,047
971	4.300%—04/06/2029	938
2,750	5.750%—02/08/2031	2,801
		4,786
	Volkswagen Group of America Finance LLC
2,795	4.600%—06/08/2029[1]	2,712
3,338	4.750%—11/13/2028[1]	3,266
		5,978
		16,948
BANKS—5.7%
	Bank of America Corp.
8,962	2.572%—10/20/2032[3]	7,623
2,322	3.311%—04/22/2042[3]	1,796
		9,419
3,940	Bank of America Corp. MTN 4.948%—07/22/2028[3]	3,956
	Barclays PLC
2,100	5.690%—03/12/2030[3]	2,138
2,335	6.490%—09/13/2029[3]	2,448
		4,586
6,563	BNP Paribas SA 4.400%—08/14/2028[1]	6,427
	Citigroup, Inc.
171	3.400%—05/01/2026	168
2,359	3.520%—10/27/2028[3]	2,272
3,329	4.412%—03/31/2031[3]	3,224
3,874	4.542%—09/19/2030[3]	3,795
		9,459
212	HSBC Holdings PLC 7.390%—11/03/2028[3]	226
	ING Groep NV
2,460	5.335%—03/19/2030[3]	2,492
3,000	6.114%—09/11/2034[3]	3,158
		5,650
	JPMorgan Chase & Co.
6,340	4.203%—07/23/2029[3]	6,200
250	4.493%—03/24/2031[3]	245
3,130	5.336%—01/23/2035[3]	3,158
		9,603

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
BANKS—Continued
	Lloyds Banking Group PLC
$3,125	2.438%—02/05/2026[3]	$3,102
1,145	5.679%—01/05/2035[3]	1,161
		4,263
2,425	Mitsubishi UFJ Financial Group, Inc. 5.017%—07/20/2028[3]	2,443
418	National Securities Clearing Corp. 5.000%—05/30/2028[1]	423
2,340	Toronto-Dominion Bank 1.950%—01/12/2027	2,211
5,216	Truist Financial Corp. MTN 5.711%—01/24/2035[3]	5,313
	U.S. Bancorp
3,315	4.839%—02/01/2034[3]	3,210
1,544	5.678%—01/23/2035[3]	1,583
		4,793
448	UBS AG 7.950%—01/09/2025	450
		69,222
CAPITAL MARKETS—2.7%
300	Bank of New York Mellon Corp. MTN 5.802%—10/25/2028[3]	310
	Blackstone Holdings Finance Co. LLC
495	2.550%—03/30/2032[1]	420
173	2.800%—09/30/2050[1]	108
856	3.500%—09/10/2049[1]	614
2,515	6.200%—04/22/2033[1]	2,692
		3,834
	Brookfield Finance, Inc.
326	2.724%—04/15/2031	285
1,490	3.900%—01/25/2028	1,454
		1,739
7,905	Goldman Sachs Group, Inc. 3.800%—03/15/2030	7,483
54	KKR Group Finance Co. II LLC 5.500%—02/01/2043[1]	53
170	KKR Group Finance Co. III LLC 5.125%—06/01/2044[1]	158
3,640	KKR Group Finance Co. VI LLC 3.750%—07/01/2029[1]	3,465
	Macquarie Group Ltd.
493	1.340%—01/12/2027[1,3]	472
2,861	5.033%—01/15/2030[1,3]	2,864
1,695	6.255%—12/07/2034[1,3]	1,805
		5,141
3,710	Morgan Stanley 2.943%—01/21/2033[3]	3,224
	Morgan Stanley MTN
665	3.125%—07/27/2026	649
6,666	3.622%—04/01/2031[3]	6,240
		6,889
500	UBS Group AG 4.125%—04/15/2026[1]	495
		32,791

Corporate Bonds & Notes—Continued
Principal Amount		Value
COMMERCIAL SERVICES & SUPPLIES—0.3%
$3,438	Ashtead Capital, Inc. 5.800%—04/15/2034[1]	$3,485
300	Moody’s Corp. 3.250%—05/20/2050	209
		3,694
CONTAINERS & PACKAGING—0.3%
3,807	Sonoco Products Co. 5.000%—09/01/2034	3,649
DIVERSIFIED FINANCIAL SERVICES—1.5%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
906	3.000%—10/29/2028	842
1,662	5.100%—01/19/2029	1,667
		2,509
	Air Lease Corp.
2,905	1.875%—08/15/2026	2,762
875	3.250%—03/01/2025	870
		3,632
2,650	Air Lease Corp. MTN 5.200%—07/15/2031	2,641
2,235	Aviation Capital Group LLC 6.375%—07/15/2030[1]	2,347
1,921	Brookfield Finance I U.K. PLC/Brookfield Finance, Inc. 2.340%—01/30/2032	1,606
	Capital One Financial Corp.
435	4.927%—05/10/2028[3]	436
813	5.468%—02/01/2029[3]	823
4,397	6.051%—02/01/2035[3]	4,529
		5,788
		18,523
DIVERSIFIED REITS—0.4%
533	Federal Realty OP LP 1.250%—02/15/2026	509
	Healthpeak OP LLC
3,410	1.350%—02/01/2027	3,163
1,475	3.250%—07/15/2026	1,442
		4,605
		5,114
DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
240	AT&T, Inc. 2.300%—06/01/2027	227
	Verizon Communications, Inc.
5,240	2.355%—03/15/2032	4,370
162	4.500%—08/10/2033	154
		4,524
		4,751
ELECTRIC UTILITIES—2.9%
	Berkshire Hathaway Energy Co.
5,340	4.450%—01/15/2049	4,547
275	6.125%—04/01/2036	294
		4,841
2,730	Consumers Securitization Funding LLC 5.210%—09/01/2031	2,771

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
ELECTRIC UTILITIES—Continued
	Dominion Energy, Inc.
$785	3.375%—04/01/2030	$727
1,150	5.250%—08/01/2033	1,150
		1,877
2,306	DTE Energy Co. 4.875%—06/01/2028	2,311
2,785	Duke Energy Florida LLC 3.800%—07/15/2028	2,716
	Eversource Energy
1,080	2.900%—03/01/2027	1,036
5,295	5.450%—03/01/2028	5,402
		6,438
	Exelon Corp.
3,115	4.450%—04/15/2046	2,658
62	4.700%—04/15/2050	55
243	5.100%—06/15/2045	227
		2,940
1,670	Florida Power & Light Co. 2.450%—02/03/2032	1,430
	Northern States Power Co.
158	4.500%—06/01/2052	139
4,085	6.250%—06/01/2036	4,518
		4,657
	Southern Co.
230	3.250%—07/01/2026	225
308	4.250%—07/01/2036	283
		508
5,397	Virginia Power Fuel Securitization LLC 4.877%—05/01/2033	5,440
		35,929
ENTERTAINMENT—0.2%
4,035	Warnermedia Holdings, Inc. 5.141%—03/15/2052	3,041
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—0.6%
	Alexandria Real Estate Equities, Inc.
4,565	2.000%—05/18/2032	3,678
266	4.700%—07/01/2030	262
115	4.750%—04/15/2035	110
		4,050
2,645	Simon Property Group LP 5.500%—03/08/2033	2,718
		6,768
FINANCIAL SERVICES—0.8%
	American Express Co.
322	5.043%—05/01/2034[3]	321
2,120	5.098%—02/16/2028[3]	2,137
		2,458
198	Berkshire Hathaway Finance Corp. 3.850%—03/15/2052	157

Corporate Bonds & Notes—Continued
Principal Amount		Value
FINANCIAL SERVICES—Continued
	PNC Financial Services Group, Inc.
$1,160	5.068%—01/24/2034[3]	$1,144
2,571	5.354%—12/02/2028[3]	2,613
3,095	5.676%—01/22/2035[3]	3,181
163	6.875%—10/20/2034[3]	181
		7,119
		9,734
HEALTH CARE PROVIDERS & SERVICES—0.6%
853	Cigna Group 3.400%—03/01/2027	828
	CVS Pass-Through Trust
152	5.773%—01/10/2033[1]	151
60	5.880%—01/10/2028	60
794	8.353%—07/10/2031[1]	854
		1,065
425	Elevance Health, Inc. 4.750%—02/15/2033	413
4,642	Health Care Service Corp. A Mutual Legal Reserve Co. 5.200%—06/15/2029[1]	4,697
590	PeaceHealth Obligated Group 1.375%—11/15/2025	566
		7,569
INSURANCE—1.8%
	AIA Group Ltd.
419	3.600%—04/09/2029[1]	400
3,680	5.375%—04/05/2034[1]	3,723
		4,123
2,450	Corebridge Global Funding 5.200%—01/12/2029[1]	2,472
325	Equitable Financial Life Global Funding 1.400%—07/07/2025[1]	318
	GA Global Funding Trust
664	1.950%—09/15/2028[1]	593
3,685	5.500%—01/08/2029[1]	3,744
		4,337
530	Liberty Mutual Group, Inc. 4.569%—02/01/2029[1]	522
	Massachusetts Mutual Life Insurance Co.
1,143	3.375%—04/15/2050[1]	803
160	5.672%—12/01/2052[1]	158
		961
	Metropolitan Life Global Funding I
2,827	3.300%—03/21/2029[1]	2,675
3,495	4.850%—01/08/2029[1]	3,511
		6,186
1,445	Peachtree Corners Funding Trust 3.976%—02/15/2025[1]	1,439
1,374	Prudential Funding Asia PLC 3.625%—03/24/2032	1,260
		21,618
INTERACTIVE MEDIA & SERVICES—0.3%
4,410	Uber Technologies, Inc. 4.300%—01/15/2030	4,291

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
INTERNET & CATALOG RETAIL—0.2%
$2,423	Amazon.com, Inc. 4.100%—04/13/2062	$1,981
IT SERVICES—0.2%
2,466	Genpact Luxembourg SARL/Genpact USA, Inc. 6.000%—06/04/2029	2,535
MACHINERY—0.5%
6,004	Nordson Corp. 4.500%—12/15/2029	5,885
MEDIA—1.0%
6,469	Charter Communications Operating LLC/Charter Communications Operating Capital 6.384%—10/23/2035	6,476
360	Comcast Corp. 2.350%—01/15/2027	344
	Cox Communications, Inc.
400	1.800%—10/01/2030[1]	329
1,495	3.350%—09/15/2026[1]	1,454
3,795	5.700%—06/15/2033[1]	3,804
		5,587
		12,407
MULTI-UTILITIES—0.1%
	PG&E Wildfire Recovery Funding LLC
466	3.594%—06/01/2032	453
276	4.022%—06/01/2033	270
183	4.722%—06/01/2039	179
		902
OIL, GAS & CONSUMABLE FUELS—2.1%
4,735	Columbia Pipelines Operating Co. LLC 6.036%—11/15/2033[1]	4,906
3,880	Diamondback Energy, Inc. 5.150%—01/30/2030	3,904
4,138	Energy Transfer LP 5.750%—02/15/2033	4,221
1,787	Northern Natural Gas Co. 5.625%—02/01/2054[1]	1,780
474	Occidental Petroleum Corp. 0.000%—10/10/2036[4]	265
5,563	Schlumberger Holdings Corp. 3.900%—05/17/2028[1]	5,423
	Southern Co. Gas Capital Corp.
230	1.750%—01/15/2031	191
4,779	4.950%—09/15/2034	4,677
		4,868
		25,367
PASSENGER AIRLINES—0.1%
230	Air Canada Pass-Through Trust 3.600%—09/15/2028[1]	221
298	Delta Air Lines Pass-Through Trust 3.625%—01/30/2029	288
	United Airlines Pass-Through Trust
186	3.100%—01/07/2030	178
706	4.000%—10/11/2027	695
		873
		1,382

Corporate Bonds & Notes—Continued
Principal Amount		Value
PROFESSIONAL SERVICES—0.1%
	Verisk Analytics, Inc.
$741	3.625%—05/15/2050	$541
1,100	5.750%—04/01/2033	1,154
		1,695
ROAD & RAIL—0.5%
	Canadian Pacific Railway Co.
1,429	4.200%—11/15/2069	1,101
190	6.125%—09/15/2115	198
		1,299
155	Norfolk Southern Corp. 4.837%—10/01/2041	145
4,716	Ryder System, Inc. MTN 5.250%—06/01/2028	4,777
		6,221
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.2%
	Broadcom, Inc.
3,574	4.000%—04/15/2029[1]	3,449
1,042	4.110%—09/15/2028	1,019
		4,468
5,393	Foundry JV Holdco LLC 6.250%—01/25/2035[1]	5,521
	NXP BV/NXP Funding LLC/NXP USA, Inc.
595	2.700%—05/01/2025	588
1,230	3.150%—05/01/2027	1,184
3,185	4.300%—06/18/2029	3,099
		4,871
		14,860
SOFTWARE—0.3%
1,222	Constellation Software, Inc. 5.461%—02/16/2034[1]	1,242
	Oracle Corp.
340	1.650%—03/25/2026	326
2,681	3.950%—03/25/2051	2,046
		2,372
		3,614
SPECIALTY RETAIL—0.8%
	Lowe’s Cos., Inc.
77	3.700%—04/15/2046	58
199	5.000%—04/15/2040	192
697	5.625%—04/15/2053	691
		941
8,492	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.550%—05/01/2028[1]	8,659
		9,600
TRADING COMPANIES & DISTRIBUTORS—0.7%
4,590	Ferguson Finance PLC 3.250%—06/02/2030[1]	4,184
3,999	GATX Corp. 6.050%—06/05/2054	4,170
		8,354

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
WIRELESS TELECOMMUNICATION SERVICES—1.0%
	Rogers Communications, Inc.
$3,260	3.200%—03/15/2027	$3,143
2,441	3.800%—03/15/2032	2,226
257	5.450%—10/01/2043	247
		5,616
	T-Mobile USA, Inc.
3,131	5.050%—07/15/2033	3,119
3,238	5.150%—04/15/2034	3,235
		6,354
		11,970
Total Corporate Bonds & Notes (Cost $357,117)		358,473

Mortgage Pass-Through—23.8%

	Federal Home Loan Mortgage Corp.
201	2.000%—06/01/2050	163
32,788	2.500%—04/01/2036-05/01/2052	27,826
20,323	3.000%—01/01/2033-08/01/2050	18,198
11,687	3.500%—09/01/2033-04/01/2050	10,977
15,373	4.000%—12/01/2037-01/01/2049	14,441
10,782	4.500%—03/01/2049-05/01/2053	10,409
6,879	5.000%—10/01/2052-11/01/2053	6,729
26,901	5.500%—12/01/2052-03/01/2054	27,019
101	6.737% (USD IBOR Consumer Cash Fallback 12-month + 1.597%) 06/01/2047[2]	104
		115,866
	Federal National Mortgage Association
8,618	2.000%—08/01/2050-02/01/2052	6,953
53,110	2.500%—01/01/2032-04/01/2052	45,242
23,785	3.000%—02/01/2034-12/01/2051	21,185
16,495	3.500%—05/01/2037-05/01/2052	15,023
20,755	4.000%—03/01/2038-07/01/2052	19,537
18,915	4.500%—05/01/2046-10/01/2052	18,264
23,070	5.000%—06/01/2050-06/01/2054	22,692
8,416	5.500%—11/01/2052-10/01/2053	8,411
114	7.391% (Fed 12 Month Treasury Average Constant Maturity Treasury + 2.302%) 12/01/2036[2]	118
		157,425
3,766	Federal National Mortgage Association REMICS Series 2024-20 Cl. CA 5.500%—01/25/2047	3,761
	Government National Mortgage Association
8,468	2.500%—01/20/2051-09/20/2051	7,183
331	4.000%—09/20/2041-09/15/2046	316
726	4.500%—01/15/2042-08/20/2047	705
		8,204
	Government National Mortgage Association REMICS
3,517	Series 2012-140 Cl. JD 1.750%—01/20/2041	3,322
2,408	Series 2013-70 Cl. AE 1.750%—11/20/2040	2,274
		5,596
Total Mortgage Pass-Through (Cost $294,157)		290,852

Municipal Bonds—0.5%
Principal Amount		Value
$495	Empire State Development Corp. 5.770%—03/15/2039	$509
145	Metropolitan Water Reclamation District of Greater Chicago 5.720%—12/01/2038	150
83	Michigan State University 4.165%—08/15/2122	65
2,515	New Hampshire Health & Education Facilities Authority Act 5.040%—11/01/2034	2,478
440	New York City Transitional Finance Authority Future Tax Secured Revenue 3.950%—08/01/2032	418
520	Sales Tax Securitization Corp. 4.637%—01/01/2040	503
300	State of California 7.500%—04/01/2034	350
2,162	Texas Natural Gas Securitization Finance Corp. 5.102%—04/01/2035	2,195
Total Municipal Bonds (Cost $6,779)		6,668

U.S. Government Obligations—25.7%

	U.S. Treasury Bonds
3,878	4.125%—08/15/2053	3,645
69,572	4.250%—02/15/2054-08/15/2054	66,904
37,850	4.375%—08/15/2043	36,921
63,462	4.500%—02/15/2044	62,788
9,232	4.625%—05/15/2044	9,281
		179,539
5,454	U.S. Treasury Inflation-Indexed Notes 0.125%—01/15/2030	4,999
	U.S. Treasury Notes
41,192	3.750%—08/15/2027	40,786
17,727	3.875%—08/15/2034	17,154
22,116	4.000%—07/31/2029	21,972
9,920	4.250%—01/31/2026	9,919
31,216	4.625%—04/30/2029	31,813
8,743	4.875%—04/30/2026	8,826
		130,470
Total U.S. Government Obligations (Cost $317,478)		315,008
TOTAL INVESTMENTS—98.4% (Cost $1,207,087)		1,203,581
CASH AND OTHER ASSETS, LESS LIABILITIES—1.6%		20,130
TOTAL NET ASSETS—100.0%		$1,223,711

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of October 31, 2024, the aggregate value of these securities was $226,616 or 19% of net assets.
2
Variable or floating rate security; the stated rate represents the rate in effect as of October 31, 2024.  The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.
3
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
4
Zero coupon bond
CLO
Collateralized Loan Obligation
MTN
Medium Term Note
REMICS
Real Estate Mortgage Investment Conduits
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—October 31, 2024

Subadvisor: Income Research + Management
Principal Amounts, Value and Cost in Thousands

Asset-Backed Securities—14.4%
Principal Amount		Value
$2,910	Air Canada Pass-Through Trust Series 2017-1 Cl. AA 3.300%—07/15/2031[1]	$2,702
3,582	Aligned Data Centers Issuer LLC Series 2021-1A Cl. A2 1.937%—08/15/2046[1]	3,384
1,248	American Airlines Pass-Through Trust Series 2015-2 Cl. AA 3.600%—03/22/2029	1,202
929	AMMC CLO XII Ltd. Series 2013-12A Cl. AR2 6.314% (3 Month USD Term SOFR + 1.212%) 11/10/2030[1,2]	930
	AMSR Trust
3,072	Series 2024-SFR2 Cl. A 4.150%—11/17/2041[1]	2,935
5,305	Series 2024-SFR1 Cl. A 4.290%—07/17/2041[1]	5,143
		8,078
2,944	Apidos CLO XLVIII Ltd. Series 2024-48A Cl. A1 6.755% (3 Month USD Term SOFR + 1.440%) 07/25/2037[1,2]	2,947
3,086	ARES LII CLO Ltd. Series 2019-52A Cl. A1R 5.943% (3 Month USD Term SOFR + 1.312%) 04/22/2031[1,2]	3,097
4,905	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A Cl. A 5.360%—06/20/2030[1]	4,970
5,976	CIFC Funding Ltd. Series 2023-3A Cl. A 6.217% (3 Month USD Term SOFR + 1.600%) 01/20/2037[1,2]	6,017
2,222	DB Master Finance LLC Series 2021-1A Cl. A2II 2.493%—11/20/2051[1]	2,009
3,740	Domino’s Pizza Master Issuer LLC Series 2021-1A Cl. A2I 2.662%—04/25/2051[1]	3,389
7,013	FirstKey Homes Trust Series 2021-SFR1 Cl. A 1.538%—08/17/2038[1]	6,652
	GoldenTree Loan Management U.S. CLO Ltd.
2,853	Series 2017-1A Cl. A1R2 5.899% (3 Month USD Term SOFR + 1.282%) 04/20/2034[1,2]	2,860
2,882	Series 2024-20A Cl. A 6.067% (3 Month USD Term SOFR + 1.450%) 07/20/2037[1,2]	2,898
		5,758
4,909	Golub Capital Partners CLO 62B Ltd. Series 2022-62A Cl. AR 5.978% (3 Month USD Term SOFR + 1.370%) 10/15/2037[1,2]	4,919
2,992	Golub Capital Partners CLO 64B Ltd. Series 2022-64A Cl. AR 5.986% (3 Month USD Term SOFR + 1.360%) 10/25/2037[1,2]	2,992 [x]

Asset-Backed Securities—Continued
Principal Amount		Value
$1,603	Home Partners of America Trust Series 2022-1 Cl. A 3.930%—04/17/2039[1]	$1,566
169	IXIS Real Estate Capital Trust Series 2005-HE1 Cl. M4 5.902% (1 Month USD Term SOFR + 1.164%) 06/25/2035[2]	182
3,469	JetBlue Pass-Through Trust Series 2020-1 Cl. A 4.000%—05/15/2034	3,292
606	JP Morgan Mortgage Acquisition Trust Series 2007-HE1 Cl. AF3 4.333%—05/25/2035[3]	393
2,634	Morgan Stanley ABS Capital I, Inc. Trust Series 2007-HE6 Cl. A3 5.032% (1 Month USD Term SOFR + 0.294%) 05/25/2037[2]	2,351
4,583	NextGear Floorplan Master Owner Trust Series 2024-2A Cl. A2 4.420%—09/17/2029[1]	4,529
	Palmer Square CLO Ltd.
2,300	Series 2022-4A Cl. A1R 0.000% (3 Month USD Term SOFR + 1.350%) 10/20/2037[1,2]	2,300
2,790	Series 2020-3A Cl. A1R2 6.768% (3 Month USD Term SOFR + 1.650%) 11/15/2036[1,2]	2,804
		5,104
896	Palmer Square Loan Funding Ltd. Series 2021-4A Cl. A1 5.718% (3 Month USD Term SOFR + 1.062%) 10/15/2029[1,2]	898
2,863	PFS Financing Corp. Series 2023-B Cl. A 5.270%—05/15/2028[1]	2,886
	Planet Fitness Master Issuer LLC
4,268	Series 2022-1A Cl. A2I 3.251%—12/05/2051[1]	4,081
798	Series 2019-1A Cl. A2 3.858%—12/05/2049[1]	735
1,978	Series 2024-1A Cl. A2I 5.765%—06/05/2054[1]	1,987
		6,803
3,034	SBA Tower Trust 6.599%—11/15/2052[1]	3,102
3,378	Servpro Master Issuer LLC Series 2021-1A Cl. A2 2.394%—04/25/2051[1]	3,044
7,000	Stack Infrastructure Issuer LLC Series 2021-1A Cl. A2 1.877%—03/26/2046[1]	6,678
2,571	Store Master Funding LLC Series 2024-1A Cl. A1 5.690%—05/20/2054[1]	2,587
	Subway Funding LLC
3,632	Series 2024-3A Cl. A2II 5.566%—07/30/2054[1]	3,559
2,912	Series 2024-1A Cl. A2I 6.028%—07/30/2054[1]	2,939
		6,498

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Asset-Backed Securities—Continued
Principal Amount		Value
$6,878	Taco Bell Funding LLC Series 2021-1A Cl. A2I 1.946%—08/25/2051[1]	$6,399
5,172	Tricon Residential Trust Series 2023-SFR1 Cl. A 5.100%—07/17/2040[1]	5,122
	U.S. Small Business Administration
4,813	Series 2023-25E Cl. 1 4.620%—05/01/2048	4,697
4,795	Series 2023-25F Cl. 1 4.930%—06/01/2048	4,779
4,106	Series 2024-25F Cl. 1 5.040%—06/01/2049	4,115
4,776	Series 2024-25B Cl. 1 5.070%—02/01/2049	4,809
2,289	Series 2023-25H Cl. 1 5.150%—08/01/2048	2,302
2,620	Series 2023-25G Cl. 1 5.180%—07/01/2048	2,642
2,861	Series 2023-25K Cl. 1 5.710%—11/01/2048	2,957
441	Series 2009-20A Cl. 1 5.720%—01/01/2029	442
1,813	Series 2023-25J Cl. 1 5.820%—10/01/2048	1,886
598	Series 2008-20H Cl. 1 6.020%—08/01/2028	606
		29,235
1,050	United Airlines Pass-Through Trust Series 2019-2 Cl. AA 2.700%—11/01/2033	933
6,810	VB-S1 Issuer LLC Series 2022-1A Cl. C2I 3.156%—02/15/2052[1]	6,433
6,770	Wendy’s Funding LLC Series 2021-1A Cl. A2I 2.370%—06/15/2051[1]	6,029
Total Asset-Backed Securities (Cost $164,343)		163,110

Collateralized Mortgage Obligations—8.5%

3,058	Angel Oak Mortgage Trust Series 2022-1 Cl. A1 2.881%—12/25/2066[1,3]	2,803
365	Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W11 Cl. M3 5.977% (1 Month USD Term SOFR + 1.239%) 11/25/2034[2]	363
3,200	Bank Series 2024-BNK8 Cl. A5 5.053%—09/15/2034	3,186
4,948	Bank5 Series 2023-5YR2 Cl. A3 6.656%—07/15/2056[2]	5,206
5,383	BBCMS Mortgage Trust Series 2024-5C27 Cl. A3 6.014%—07/15/2057	5,592
108	BCAP LLC Trust Series 2011-RR5 Cl. 12A1 4.481%—03/26/2037[1,3]	106

Collateralized Mortgage Obligations—Continued
Principal Amount		Value
	Bear Stearns ARM Trust
$7	Series 2000-2 Cl. A1 5.130%—11/25/2030[2]	$6
120	Series 2004-1 Cl. 12A5 5.256%—04/25/2034[2]	107
		113
4,698	BMO Mortgage Trust Series 2023-C7 Cl. A5 6.160%—12/15/2056	5,041
	BX Commercial Mortgage Trust
1,429	Series 2021-VOLT Cl. A 5.618% (1 Month USD Term SOFR + 0.814%) 09/15/2036[1,2]	1,422
3,110	Series 2022-LP2 Cl. A 5.817% (1 Month USD Term SOFR + 1.013%) 02/15/2039[1,2]	3,102
		4,524
	BX Trust
4,087	Series 2022-CLS Cl. A 5.760%—10/13/2027[1]	4,068
4,719	Series 2024-BIO Cl. A 6.446% (1 Month USD Term SOFR + 1.642%) 02/15/2041[1,2]	4,739
		8,807
1,268	Citigroup Commercial Mortgage Trust Series 2015-GC27 Cl. A5 3.137%—02/10/2048	1,266
	Countrywide Alternative Loan Trust
1,494	Series 2006-6CB Cl. 1A2 5.252% (1 Month USD Term SOFR + 0.514%) 05/25/2036[2]	1,149
1,161	Series 2005-20CB Cl. 2A5 5.500%—07/25/2035	766
		1,915
49	Countrywide Asset-Backed Certificates Trust Series 2006-2 Cl. M1 5.452% (1 Month USD Term SOFR + 0.714%) 06/25/2036[2]	48
183	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 Cl. 9A1 6.000%—11/25/2035	129
1,710	DBJPM Mortgage Trust Series 2020-C9 Cl. A2 1.900%—08/15/2053	1,629
2,307	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2007-AR2 Cl. A1 5.152% (1 Month USD Term SOFR + 0.414%) 03/25/2037[2]	2,107
724	DSLA Mortgage Loan Trust Series 2006-AR1 Cl. 1A1A 5.981% (Fed 12 Month Treasury Average Constant Maturity Treasury + 0.920%) 03/19/2046[2]	617
1,731	EQT Trust Series 2024-EXTR Cl. A 5.331%—07/05/2041[1,2]	1,735
644	Fashion Show Mall LLC Series 2024-SHOW Cl. A 5.274%—10/10/2041[1,2]	633
107	First Horizon Asset Securities, Inc. Series 2005-AR6 Cl. 4A1 5.419%—02/25/2036[2]	102

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$—	FNT Mortgage-Backed Pass-Through Trust Series 2001-3 Cl. 1A1 6.750%—08/21/2031	$—
3,326	GS Mortgage Securities Trust Series 2015-GC30 Cl. A3 3.119%—05/10/2050	3,301
4,454	GS Mortgage-Backed Securities Trust Series 2024-PJ5 Cl. A15 6.000%—09/25/2054[1,2]	4,443
2,632	GSMPS Mortgage Loan Trust Series 2006-RP2 Cl. 1AF1 5.252% (1 Month USD Term SOFR + 0.514%) 04/25/2036[1,2]	2,204
171	GSR Mortgage Loan Trust Series 2005-AR3 Cl. 3A1 6.695%—05/25/2035[2]	123
1	IndyMac ARM Trust Series 2001-H2 Cl. A2 6.636%—01/25/2032[2]	1
2,221	JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Cl. A 5.797%—10/05/2039[1,2]	2,248
	JP Morgan Mortgage Trust
2,587	Series 2024-3 Cl. A6 3.000%—05/25/2054[1,2]	2,372
817	Series 2006-A6 Cl. 1A4L 4.635%—10/25/2036[2]	595
12	Series 2006-S1 Cl. 3A1 5.500%—04/25/2036	11
3,989	Series 2023-4 Cl. 1A4A 5.500%—11/25/2053[1,2]	3,965
		6,943
4,718	KIND Commercial Mortgage Trust Series 2024-1 Cl. A 6.694% (1 Month USD Term SOFR + 1.890%) 08/15/2041[1,2]	4,733
413	Merrill Lynch Alternative Note Asset Trust Series 2007-F1 Cl. 2A6 6.000%—03/25/2037	146
1,750	MetLife Securitization Trust Series 2018-1A Cl. A 3.750%—03/25/2057[1,2]	1,670
1,661	OBX Trust Series 2018-1 Cl. A2 5.502% (1 Month USD Term SOFR + 0.764%) 06/25/2057[1,2]	1,631
926	Saxon Asset Securities Trust Series 2006-3 Cl. A3 5.192% (1 Month USD Term SOFR + 0.454%) 10/25/2046[2]	900
	Sequoia Mortgage Trust
4,306	Series 2023-1 Cl. A4 5.000%—01/25/2053[1,2]	4,167
3,740	Series 2023-2 Cl. A4 5.000%—03/25/2053[1,2]	3,647
		7,814
173	STARM Mortgage Loan Trust Series 2007-S1 Cl. 1A 6.807%—01/25/2037[2]	115
24	Structured Adjustable Rate Mortgage Loan Trust Series 2005-7 Cl. 3A1 5.508%—04/25/2035[2]	23

Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$3,703	Towd Point Mortgage Trust Series 2019-1 Cl. A1 3.750%—03/25/2058[1,2]	$3,567
2,309	Tricon American Homes Series 2020-SFR1 Cl. A 1.499%—07/17/2038[1]	2,204
	WaMu Mortgage Pass-Through Certificates Trust
1,324	Series 2006-AR8 Cl. 1A4 4.890%—08/25/2046[2]	1,205
57	Series 2005-AR13 Cl. A1A1 5.432% (1 Month USD Term SOFR + 0.694%) 10/25/2045[2]	55
		1,260
7,117	Wells Fargo Commercial Mortgage Trust Series 2018-C48 Cl. A5 4.302%—01/15/2052	6,914
Total Collateralized Mortgage Obligations (Cost $97,917)		96,162

Corporate Bonds & Notes—29.2%

AUTO COMPONENTS—0.6%
5,000	Aptiv PLC/Aptiv Corp. 4.150%—05/01/2052	3,703
3,280	ZF North America Capital, Inc. 6.875%—04/14/2028[1]	3,312
		7,015
AUTOMOBILES—0.5%
3,800	Ford Motor Credit Co. LLC 6.125%—03/08/2034	3,764
2,352	General Motors Financial Co., Inc. 5.800%—06/23/2028	2,408
		6,172
BANKS—2.2%
5,703	Barclays PLC 5.690%—03/12/2030[4]	5,806
4,700	Citigroup, Inc. 2.572%—06/03/2031[4]	4,124
2,850	HSBC Holdings PLC 7.390%—11/03/2028[4]	3,037
1,995	ING Groep NV 6.114%—09/11/2034[4]	2,100
4,000	JPMorgan Chase & Co. 1.470%—09/22/2027[4]	3,764
	Truist Financial Corp. MTN
3,001	6.123%—10/28/2033[4]	3,145
2,592	7.161%—10/30/2029[4]	2,779
		5,924
		24,755
CAPITAL MARKETS—3.7%
3,101	Antares Holdings LP 6.350%—10/23/2029[1]	3,062
6,000	Blackstone Holdings Finance Co. LLC 3.200%—01/30/2052[1]	4,062
2,439	Blue Owl Capital Corp. 2.875%—06/11/2028	2,204

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
CAPITAL MARKETS—Continued
	Blue Owl Credit Income Corp.
$3,322	4.700%—02/08/2027	$3,240
490	6.600%—09/15/2029[1]	496
		3,736
6,096	Brookfield Capital Finance LLC 6.087%—06/14/2033	6,411
3,098	Golub Capital Private Credit Fund 5.800%—09/12/2029[1]	3,020
4,212	HPS Corporate Lending Fund 6.750%—01/30/2029[1]	4,299
5,850	KKR Group Finance Co. VII LLC 3.625%—02/25/2050[1]	4,226
1,883	Main Street Capital Corp. 6.950%—03/01/2029	1,928
1,709	Oaktree Specialty Lending Corp. 2.700%—01/15/2027	1,598
1,893	Oaktree Strategic Credit Fund 8.400%—11/14/2028	1,885
	Sixth Street Lending Partners
2,001	5.750%—01/15/2030[1]	1,952
3,000	6.500%—03/11/2029[1]	3,027
		4,979
		41,410
COMMERCIAL SERVICES & SUPPLIES—0.8%
4,851	Element Fleet Management Corp. 6.271%—06/26/2026[1]	4,948
	Triton Container International Ltd.
3,519	2.050%—04/15/2026[1]	3,358
1,350	3.150%—06/15/2031[1]	1,152
		4,510
		9,458
DIVERSIFIED FINANCIAL SERVICES—3.7%
3,205	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.100%—01/19/2029	3,215
6,200	Aircastle Ltd. 2.850%—01/26/2028[1]	5,749
661	Aircastle Ltd./Aircastle Ireland DAC 5.750%—10/01/2031[1]	671
5,300	Aviation Capital Group LLC 4.125%—08/01/2025[1]	5,263
3,527	Blue Owl Finance LLC 6.250%—04/18/2034	3,628
3,070	Cantor Fitzgerald LP 7.200%—12/12/2028[1]	3,214
4,836	Capital One Financial Corp. 5.884%—07/26/2035[4]	4,916
4,000	Depository Trust & Clearing Corp. 3.375%—06/20/2026[1,4]	3,832
2,078	GGAM Finance Ltd. 8.000%—02/15/2027[1]	2,148
	Jane Street Group/JSG Finance, Inc.
1,567	6.125%—11/01/2032[1]	1,569
3,842	7.125%—04/30/2031[1]	3,986
		5,555
1,559	Macquarie Airfinance Holdings Ltd. 5.150%—03/17/2030[1]	1,527

Corporate Bonds & Notes—Continued
Principal Amount		Value
DIVERSIFIED FINANCIAL SERVICES—Continued
$2,254	Voya Financial, Inc. 5.000%—09/20/2034	$2,176
		41,894
DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
2,915	Verizon Communications, Inc. 3.700%—03/22/2061	2,077
ELECTRIC UTILITIES—1.9%
	CMS Energy Corp.
4,171	3.750%—12/01/2050[4]	3,666
1,647	4.750%—06/01/2050[4]	1,585
		5,251
4,223	Dominion Energy, Inc. 6.875%—02/01/2055[4]	4,421
2,829	DTE Electric Securitization Funding II LLC 5.970%—03/01/2033	2,948
	Exelon Corp.
3,100	4.050%—04/15/2030	2,977
1,500	5.625%—06/15/2035	1,543
		4,520
916	National Rural Utilities Cooperative Finance Corp. 7.761% (3 Month USD Term SOFR + 3.172%) 04/30/2043[2]	916
2,877	New England Power Co. 5.936%—11/25/2052[1]	2,972
		21,028
ELECTRICAL EQUIPMENT—0.8%
9,269	TD SYNNEX Corp. 6.100%—04/12/2034	9,588
ENTERTAINMENT—0.8%
3,748	Allwyn Entertainment Financing U.K. PLC 7.875%—04/30/2029[1]	3,885
	Warnermedia Holdings, Inc.
3,728	4.279%—03/15/2032	3,268
2,000	5.141%—03/15/2052	1,507
		4,775
		8,660
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—2.3%
1,400	Agree LP 2.900%—10/01/2030	1,242
2,100	Alexandria Real Estate Equities, Inc. 2.750%—12/15/2029	1,887
5,922	COPT Defense Properties LP 2.000%—01/15/2029	5,198
	EPR Properties
4,005	4.500%—06/01/2027	3,924
600	4.950%—04/15/2028	590
		4,514
4,500	GLP Capital LP/GLP Financing II, Inc. 4.000%—01/15/2030	4,183
3,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.000%—07/15/2031[1]	3,114
4,700	Realty Income Corp. 3.400%—01/15/2030	4,382

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—Continued
$1,947	VICI Properties LP 5.750%—04/01/2034	$1,979
		26,499
FINANCIAL SERVICES—1.3%
3,249	Charles Schwab Corp. 5.643%—05/19/2029[4]	3,332
	Macquarie Airfinance Holdings Ltd.
982	6.400%—03/26/2029[1]	1,013
1,274	8.125%—03/30/2029[1]	1,349
		2,362
5,720	Navient Corp. 4.875%—03/15/2028	5,455
2,846	PNC Financial Services Group, Inc. 6.875%—10/20/2034[4]	3,164
		14,313
HEALTH CARE PROVIDERS & SERVICES—0.8%
	CVS Pass-Through Trust
311	6.943%—01/10/2030	320
3,862	7.507%—01/10/2032[1]	4,076
		4,396
4,817	Pediatrix Medical Group, Inc. 5.375%—02/15/2030[1]	4,608
		9,004
INDUSTRIAL CONGLOMERATES—0.7%
4,540	Ashtead Capital, Inc. 5.550%—05/30/2033[1]	4,524
3,800	Textron, Inc. 2.450%—03/15/2031	3,254
		7,778
INSURANCE—1.1%
6,198	Global Atlantic Fin Co. 7.950%—06/15/2033[1]	6,924
6,128	SBL Holdings, Inc. 5.000%—02/18/2031[1]	5,473
		12,397
IT SERVICES—0.2%
2,383	Genpact Luxembourg SARL/Genpact USA, Inc. 6.000%—06/04/2029	2,450
MEDIA—0.5%
5,320	Charter Communications Operating LLC/Charter Communications Operating Capital 6.384%—10/23/2035	5,325
METALS & MINING—0.5%
5,267	Anglo American Capital PLC 5.625%—04/01/2030[1]	5,409
OIL, GAS & CONSUMABLE FUELS—1.7%
3,209	Columbia Pipelines Operating Co. LLC 6.036%—11/15/2033[1]	3,325
3,145	Enbridge, Inc. 5.750%—07/15/2080[4]	3,059
2,347	Energy Transfer LP 7.850% (3 Month USD Term SOFR + 3.279%) 11/01/2066[2]	2,315

Corporate Bonds & Notes—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
$7,629	Occidental Petroleum Corp. 0.000%—10/10/2036[5]	$4,262
4,093	Parkland Corp. 4.625%—05/01/2030[1]	3,766
3,035	Venture Global LNG, Inc. 7.000%—01/15/2030[1]	3,056
		19,783
PHARMACEUTICALS—0.3%
3,000	Teva Pharmaceutical Finance Netherlands III BV 6.750%—03/01/2028	3,070
PROFESSIONAL SERVICES—0.1%
1,642	KBR, Inc. 4.750%—09/30/2028[1]	1,572
ROAD & RAIL—0.6%
3,800	Norfolk Southern Corp. 4.050%—08/15/2052	3,032
4,077	Ryder System, Inc. MTN 5.250%—06/01/2028	4,129
		7,161
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.9%
3,827	Foundry JV Holdco LLC 6.150%—01/25/2032[1]	3,895
1,230	KLA Corp. 5.650%—11/01/2034	1,298
4,600	NXP BV/NXP Funding LLC/NXP USA, Inc. 3.875%—06/18/2026	4,543
		9,736
SOFTWARE—0.8%
2,202	Constellation Software, Inc. 5.461%—02/16/2034[1]	2,239
3,500	Oracle Corp. 3.600%—04/01/2040	2,789
3,600	VMware LLC 4.650%—05/15/2027	3,596
		8,624
SPECIALTY RETAIL—1.4%
2,059	Ferguson Enterprises, Inc. 5.000%—10/03/2034	1,999
	Group 1 Automotive, Inc.
2,900	4.000%—08/15/2028[1]	2,725
693	6.375%—01/15/2030[1]	698
		3,423
2,956	Lithia Motors, Inc. 3.875%—06/01/2029[1]	2,716
3,612	Macy’s Retail Holdings LLC 5.875%—03/15/2030[1]	3,497
3,954	Wayfair LLC 7.250%—10/31/2029[1]	4,011
		15,646
TRADING COMPANIES & DISTRIBUTORS—0.7%
4,800	Ferguson Finance PLC 4.650%—04/20/2032[1]	4,608

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
TRADING COMPANIES & DISTRIBUTORS—Continued
$3,875	LKQ Corp. 5.750%—06/15/2028	$3,954
		8,562
WIRELESS TELECOMMUNICATION SERVICES—0.1%
1,118	American Tower Corp. 3.650%—03/15/2027	1,091
Total Corporate Bonds & Notes (Cost $335,375)		330,477

Mortgage Pass-Through—25.2%

	Federal Home Loan Mortgage Corp.
39,524	2.500%—07/01/2050-05/01/2052	33,088
10,458	3.000%—02/01/2033-12/01/2046	9,595
5,601	3.500%—01/01/2026-06/01/2048	5,104
10,950	4.000%—03/01/2025-11/01/2048	10,321
144	4.500%—12/01/2040-09/01/2041	140
3,681	5.000%—05/01/2054	3,625
13,723	5.500%—02/01/2038-07/01/2054	13,732
1,129	6.000%—01/01/2029-05/01/2040	1,170
3	6.922% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 2.250%) 08/01/2035[2]	3
		76,778
	Federal Home Loan Mortgage Corp. REMICS
3,248	Series 4628 Cl. CI 3.000%—05/15/2035	257
3,831	Series 4118 4.000%—10/15/2042	598
—	Series 2266 Cl. F 5.574% (30 day USD Average SOFR + 0.564%) 11/15/2030[2]	—
2,089	Series 4989 Cl. FA 5.811% (30 day USD Average SOFR + 0.464%)— 08/15/2040-10/15/2040[2]	2,053
		2,908
	Federal Home Loan Mortgage Corp. STRIPS
10,769	Series 414 Cl. C1 1.500%—03/25/2037	585
15,328	Series 400 Cl. C14 2.000%—07/25/2037	1,033
4,212	Series 304 Cl. C45 3.000%—12/15/2027	130
		1,748
	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
7	Series E3 Cl. A 4.789%—08/15/2032[2]	7
37	Series T-63 Cl. 1A1 6.261% (Fed 12 Month Treasury Average Constant Maturity Treasury + 1.200%) 02/25/2045[2]	36
		43
	Federal National Mortgage Association
3,542	2.000%—02/01/2051	2,830
42,984	2.500%—04/01/2035-04/01/2052	37,310
28,857	3.000%—11/01/2025-12/01/2050	25,560
22,789	3.500%—12/01/2025-01/01/2051	20,770
34,295	4.000%—10/01/2025-07/01/2051	32,445

Mortgage Pass-Through—Continued
Principal Amount		Value
$26,584	4.500%—11/01/2024-12/01/2050	$25,674
8,584	5.000%—10/01/2031-05/01/2054	8,465
12,337	5.500%—01/01/2025-10/01/2053	12,399
2,634	6.000%—06/01/2027-06/01/2040	2,718
40	6.523% (Fed 12 Month Treasury Average Constant Maturity Treasury + 1.400%) 10/01/2040[2]	40
13	7.460% (USD IBOR Consumer Cash Fallback 12-month + 1.710%) 05/01/2035[2]	13
228	7.536% (USD IBOR Consumer Cash Fallback 12-month + 1.693%) 08/01/2035[2]	230
150	7.564% (USD IBOR Consumer Cash Fallback 12-month + 1.715%) 06/01/2035[2]	155
		168,609
	Federal National Mortgage Association Interest STRIPS
15,813	Series 435 Cl. C1 1.500%—03/25/2037	852
12,744	Series 427 Cl. C56 2.000%—03/25/2036	876
4,671	Series 407 Cl. 7 5.000%—03/25/2041	989
		2,717
	Federal National Mortgage Association REMICS
4,515	Series 2021-67 Cl. AI 0.000%—10/25/2051[2,5]	141
7,439	Series 2017-70 Cl. AS 1.114%—09/25/2057[2]	379
4,236	Series 2011-98 Cl. ZL 3.500%—10/25/2041	3,970
2,447	Series 2016-102 Cl. JI 3.500%—02/25/2046	120
5,957	Series 2020-27 Cl. IM 3.500%—05/25/2035	479
6,142	Series 2020-44 Cl. AI 4.000%—07/25/2050	1,269
2,940	Series 2020-91 Cl. KI 4.000%—11/25/2043	426
148	Series 2003-25 Cl. KP 5.000%—04/25/2033	146
2,098	Series 2015-30 Cl. EI 5.000%—05/25/2045	307
1,421	Series 2016-33 Cl. NI 5.000%—07/25/2034	211
3,562	Series 2018-36 Cl. IO 5.000%—06/25/2048	550
7,231	Series 2019-49 Cl. IA 5.000%—05/25/2047	1,117
1,185	Series 2015-38 Cl. DF 5.771% (30 day USD Average SOFR + 0.424%) 06/25/2055[2]	1,168
1,715	Series 2011-59 Cl. YI 6.000%—07/25/2041	277
16	Series 2006-5 Cl. 3A2 6.637%—05/25/2035[2]	17
		10,577
77	Federal National Mortgage Association REMICS Trust Series 2003-W1 Cl. 1A1 4.771%—12/25/2042[2]	76

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Mortgage Pass-Through—Continued
Principal Amount		Value
	Government National Mortgage Association
$501	3.000%—11/15/2049	$441
7	3.625% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500%) 07/20/2027[2]	7
20	3.750% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500%)— 10/20/2025-11/20/2029[2]	20
3,604	4.000%—09/15/2049-03/15/2050	3,424
—	4.000% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500%) 10/20/2025[2]	—
1,036	4.500%—02/20/2049	1,002
78	4.625% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500%)— 01/20/2025-02/20/2032[2]	79
15,346	5.000%—08/15/2033-06/15/2050	15,245
		20,218
	Government National Mortgage Association REMICS
2,888	Series 2010-47 Cl. SK 1.726% (1 Month USD Term SOFR + 6.486%) 07/20/2037[2]	110
2,898	Series 2007-41 Cl. SM 1.826% (1 Month USD Term SOFR + 6.586%) 07/20/2037[2]	255
4,008	Series 2020-4 Cl. DI 4.000%—03/20/2041	551
3,702	Series 2014-2 Cl. IC 5.000%—01/16/2044	679
516	Series 2015-180 Cl. CI 5.000%—12/16/2045	77
617	Series 2017-163 Cl. IE 5.500%—02/20/2039	105
281	Series 2016-136 Cl. IA 6.000%—10/20/2038	35
		1,812
Total Mortgage Pass-Through (Cost $309,638)		285,486

U.S. Government Obligations—21.8%
Principal Amount		Value
	U.S. Treasury Bonds
$62,450	1.750%—08/15/2041	$41,910
1,291	1.875%—02/15/2041	897
28,344	2.000%—08/15/2051	17,171
9,447	2.250%—02/15/2052	6,068
7,730	2.375%—02/15/2042	5,698
7,428	3.000%—08/15/2052	5,635
19,242	3.375%—08/15/2042	16,453
16,561	3.625%—05/15/2053	14,226
13,772	3.875%—05/15/2043	12,562
8,726	4.125%—08/15/2053	8,202
19,726	4.250%—02/15/2054-08/15/2054	18,977
4,697	4.375%—08/15/2043	4,582
14,640	4.500%—02/15/2044	14,484
6,761	4.625%—05/15/2044	6,797
		173,662
	U.S. Treasury Notes
13,175	3.875%—08/15/2034	12,749
39,951	4.000%—07/31/2029-02/15/2034	39,499
19,917	4.625%—04/30/2029	20,298
		72,546
Total U.S. Government Obligations (Cost $283,331)		246,208
TOTAL INVESTMENTS—99.1% (Cost $1,190,604)		1,121,443
CASH AND OTHER ASSETS, LESS LIABILITIES—0.9%		10,729
TOTAL NET ASSETS—100.0%		$1,132,172

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
As of October 31, 2024, the investment in Golub Capital Partners CLO 64B Ltd. (as disclosed in the preceding Portfolio of Investments) was classified as Level 3 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.
The following is a rollforward of the Fund’s Level 3 investments during the year ended October 31, 2024. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2023 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3[h] (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 10/31/2024 (000s)	Unrealized Gain/(Loss) as of 10/31/2024 (000s)
Asset Backed Securities	$—	$—	$—	$—	$—	$—	$2,992	$—	$2,992	$—
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 10/31/2024 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Asset-Backed Securities
Golub Capital Partners CLO 64B Ltd.	$2,992	Market Approach	Purchase Price	$ 100

x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
h
Transferred into Level 3 due to the unavailability of observable market data for pricing or transferred out of Level 3 due to availability of observable market data for pricing.
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of October 31, 2024, the aggregate value of these securities was $325,309 or 29% of net assets.
2
Variable or floating rate security; the stated rate represents the rate in effect as of October 31, 2024.  The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.
3
Step coupon security; the stated rate represents the rate in effect as of October 31, 2024.
4
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
5
Zero coupon bond
CLO
Collateralized Loan Obligation
MTN
Medium Term Note
REMICS
Real Estate Mortgage Investment Conduits
STRIPS
Separate Trading of Registered Interest and Principal of Securities
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Disruptive Innovation Fund
PORTFOLIO OF INVESTMENTS—October 31, 2024

Value and Cost in Thousands

COMMON STOCKS—97.3%
Shares		Value
AEROSPACE & DEFENSE—0.3%
183	TransDigm Group, Inc.	$238
AUTOMOBILES—0.4%
1,082	Tesla, Inc. *	270
BANKS—0.7%
30,068	NU Holdings Ltd. Class A (Brazil)*	454
BIOTECHNOLOGY—3.8%
8,971	Ascendis Pharma AS ADR (Denmark)*,1	1,102
5,199	Bicycle Therapeutics PLC ADR (United Kingdom)*,1	122
7,430	Legend Biotech Corp. ADR*,1	335
143,270	Magenta Therapeutics, Inc. - CVR *	— [x]
7,128	Moderna, Inc. *	387
16,204	Rocket Pharmaceuticals, Inc. *	270
2,580	Soleno Therapeutics, Inc. *	142
1,959	Vaxcyte, Inc. *	208
		2,566
BROADLINE RETAIL—6.7%
10,121	Amazon.com, Inc. *	1,887
10,076	Global-e Online Ltd. (Israel)*	387
1,094	MercadoLibre, Inc. (Brazil)*	2,229
		4,503
CHEMICALS—2.7%
4,017	Linde PLC	1,832
ELECTRICAL EQUIPMENT—0.9%
1,464	GE Vernova, Inc. *	442
469	Hubbell, Inc.	200
		642
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.3%
21,355	Cognex Corp.	859
ENTERTAINMENT—2.5%
974	Netflix, Inc. *	736
6,342	Roku, Inc. *	407
5,754	Sea Ltd. ADR (Singapore)*,1	541
		1,684
FINANCIAL SERVICES—7.0%
803	Adyen NV (Netherlands)*,2	1,227
5,577	Block, Inc. *	403
10,028	Fiserv, Inc. *	1,984
36,217	Toast, Inc. Class A*	1,088
		4,702
GROUND TRANSPORTATION—0.4%
602	Saia, Inc. *	294
HEALTH CARE EQUIPMENT & SUPPLIES—0.9%
3,083	Dexcom, Inc. *	217
1,603	Insulet Corp. *	371
		588
HOTELS, RESTAURANTS & LEISURE—4.7%
18,124	Chipotle Mexican Grill, Inc. *	1,011
11,688	DoorDash, Inc. Class A*	1,831
8,682	DraftKings, Inc. Class A*	307
		3,149
INSURANCE—2.8%
7,884	Progressive Corp.	1,915

COMMON STOCKS—Continued
Shares		Value
INTERACTIVE MEDIA & SERVICES—7.6%
8,063	Alphabet, Inc. Class A	$1,380
13,713	Alphabet, Inc. Class C	2,368
2,509	Meta Platforms, Inc. Class A	1,424
		5,172
IT SERVICES—5.7%
9,183	Cloudflare, Inc. Class A*	805
1,527	MongoDB, Inc. *	413
4,951	Okta, Inc. *	356
25,816	Shopify, Inc. Class A (Canada)*	2,019
2,382	Snowflake, Inc. Class A*	274
		3,867
LIFE SCIENCES TOOLS & SERVICES—4.0%
7,280	Danaher Corp.	1,788
1,658	ICON PLC *	368
1,752	Medpace Holdings, Inc. *	551
		2,707
MACHINERY—0.8%
4,621	Chart Industries, Inc. *	558
PHARMACEUTICALS—0.6%
485	Eli Lilly & Co.	402
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—16.6%
7,038	Advanced Micro Devices, Inc. *	1,014
2,366	Applied Materials, Inc.	430
2,466	ASML Holding NV (Netherlands)	1,660
23,258	Lam Research Corp.	1,729
9,152	Lattice Semiconductor Corp. *	464
4,381	MACOM Technology Solutions Holdings, Inc. *	492
21,321	NVIDIA Corp.	2,831
5,103	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	972
8,035	Texas Instruments, Inc.	1,632
		11,224
SOFTWARE—23.2%
6,431	Atlassian Corp. Class A*	1,213
7,431	Cadence Design Systems, Inc. *	2,052
1,306	Check Point Software Technologies Ltd. (Israel)*	226
943	Crowdstrike Holdings, Inc. Class A*	280
7,582	Datadog, Inc. Class A*	951
8,228	Dynatrace, Inc. *	443
1,147	HubSpot, Inc. *	636
3,241	Microsoft Corp.	1,317
2,130	Monday.com Ltd. *	626
3,124	Oracle Corp.	524
1,450	Palo Alto Networks, Inc. *	522
12,022	Procore Technologies, Inc. *	789
1,956	Salesforce, Inc.	570
30,498	Samsara, Inc. Class A*	1,458
2,624	SAP SE ADR (Germany)[1]	613
22,110	SentinelOne, Inc. Class A*	570
2,584	ServiceNow, Inc. *	2,411
2,728	Zscaler, Inc. *	493
		15,694
TRADING COMPANIES & DISTRIBUTORS—3.7%
4,048	FTAI Aviation Ltd.	544

⬤

Harbor Disruptive Innovation Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—Continued
2,386	United Rentals, Inc.	$1,940
		2,484
TOTAL COMMON STOCKS (Cost $46,182)		65,804
TOTAL INVESTMENTS—97.3% (Cost $46,182)		65,804
CASH AND OTHER ASSETS, LESS LIABILITIES—2.7%		1,806
TOTAL NET ASSETS—100%		$67,610

FAIR VALUE MEASUREMENTS
As of October 31, 2024, the investment in Magenta Therapeutics, Inc.-CVR (as disclosed in the preceding Portfolio of Investments) was classified as Level 3, the investments in Adyen NV and ASML Holding NV (as disclosed in the preceding Portfolio of Investments) were classified as Level 2 and all other investments were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.
The following is a rollforward of the Fund’s Level 3 investments during the year ended October 31, 2024. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2023 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 10/31/2024 (000s)	Unrealized Gain/(Loss) as of 10/31/2024 (000s)
Common Stock	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 10/31/2024 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Magenta Therapeutics, Inc. - CVR	$—	Market Approach	Estimated Recovery Value	$ 0.00

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of October 31, 2024, the aggregate value of these securities was $1,227 or 2% of net assets.
CVR
Contingent Value Right
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—October 31, 2024

Subadvisor: Marathon Asset Management Limited
Value and Cost in Thousands

COMMON STOCKS—97.9%
Shares		Value
AEROSPACE & DEFENSE—1.8%
364,544	BAE Systems PLC (United Kingdom)	$5,875
1,579,272	Rolls-Royce Holdings PLC (United Kingdom)*	10,898
		16,773
AUTOMOBILE COMPONENTS—0.6%
109,400	Bridgestone Corp. (Japan)	3,899
376,449	Johnson Electric Holdings Ltd. (Hong Kong)	571
30,354	Magna International, Inc. (Canada)	1,198
		5,668
AUTOMOBILES—0.4%
46,660	Bayerische Motoren Werke AG (Germany)	3,679
BANKS—13.9%
20,722,400	Bank Central Asia Tbk. PT (Indonesia)	13,511
440,950	Bank of Ireland Group PLC (Ireland)	4,087
64,195	Bank of Nova Scotia (Canada)	3,305
2,614,910	Barclays PLC (United Kingdom)	8,016
1,233,434	CaixaBank SA (Spain)[1]	7,516
51,703	Capitec Bank Holdings Ltd. (South Africa)	9,340
104,440	Close Brothers Group PLC (United Kingdom)*	308
191,861	DBS Group Holdings Ltd. (Singapore)	5,563
267,467	DNB Bank ASA (Norway)	5,543
818,000	Grupo Financiero Banorte SAB de CV Class O (Mexico)	5,709
704,643	HDFC Bank Ltd. (India)	14,472
111,700	Japan Post Bank Co. Ltd. (Japan)	998
4,742,450	Lloyds Banking Group PLC (United Kingdom)	3,255
310,200	Mitsubishi UFJ Financial Group, Inc. (Japan)	3,270
521,764	National Bank of Greece SA (Greece)	4,088
813,100	Resona Holdings, Inc. (Japan)	5,365
243,824	Shinhan Financial Group Co. Ltd. (South Korea)	9,082
670,749	Standard Chartered PLC (United Kingdom)	7,778
245,700	Sumitomo Mitsui Trust Group, Inc. (Japan)	5,388
289,189	Svenska Handelsbanken AB Class A (Sweden)	3,005
240,816	UniCredit SpA (Italy)	10,653
		130,252
BEVERAGES—3.5%
725,100	Arca Continental SAB de CV (Mexico)	6,185
352,200	Asahi Group Holdings Ltd. (Japan)	4,228
48,145	Carlsberg AS Class B (Denmark)	5,321
28,649	Coca-Cola Europacific Partners PLC (United States)	2,177
354,161	Davide Campari-Milano NV (Italy)	2,378
239,635	Diageo PLC (United Kingdom)	7,400
311,400	Kirin Holdings Co. Ltd. (Japan)	4,585
		32,274
BIOTECHNOLOGY—0.5%
23,333	CSL Ltd. (Australia)	4,381
BROADLINE RETAIL—2.0%
47,128	Naspers Ltd. Class N (South Africa)	11,139
29,800	Seria Co. Ltd. (Japan)	623
453,703	Vipshop Holdings Ltd. ADR (China)[2]	6,551
		18,313
BUILDING PRODUCTS—1.3%
188,428	Assa Abloy AB Class B (Sweden)	5,902
9,308	Geberit AG (Switzerland)	5,831
		11,733
CAPITAL MARKETS—3.4%
360,331	3i Group PLC (United Kingdom)	14,776
2,465,900	B3 SA - Brasil Bolsa Balcao (Brazil)	4,530
28,733	Brookfield Asset Management Ltd. Class A (Canada)	1,524

COMMON STOCKS—Continued
Shares		Value
CAPITAL MARKETS—Continued
115,370	Brookfield Corp. (Canada)	$6,118
59,884	IG Group Holdings PLC (United Kingdom)	693
387,276	Jupiter Fund Management PLC (United Kingdom)	404
515,300	Nomura Holdings, Inc. (Japan)	2,642
51,235	Rathbones Group PLC (United Kingdom)	1,102
		31,789
CHEMICALS—0.2%
114,000	Air Water, Inc. (Japan)	1,434
24,200	Sumitomo Bakelite Co. Ltd. (Japan)	632
		2,066
COMMERCIAL SERVICES & SUPPLIES—0.9%
28,472	Befesa SA (Germany)[3]	663
42,900	Daiei Kankyo Co. Ltd. (Japan)	885
92,800	Elis SA (France)	2,111
57,000	Secom Co. Ltd. (Japan)	2,027
1,134,131	Serco Group PLC (United Kingdom)	2,563
		8,249
CONSTRUCTION & ENGINEERING—1.1%
97,313	AtkinsRealis Group, Inc. (Canada)	4,683
54,300	Kinden Corp. (Japan)	1,125
234,100	Obayashi Corp. (Japan)	2,870
43,055	Taisei Corp. (Japan)	1,813
		10,491
CONSTRUCTION MATERIALS—1.6%
761,317	Cemex SAB de CV ADR (Mexico)[2]	3,974
39,931	Holcim AG (Switzerland)	3,921
111,600	Taiheiyo Cement Corp. (Japan)	2,431
139,342	Wienerberger AG (Austria)	4,209
		14,535
CONSUMER FINANCE—0.0%
171,013	International Personal Finance PLC (United Kingdom)	294
152,988	Vanquis Banking Group PLC (United Kingdom)	89
		383
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.4%
69,716	Alimentation Couche-Tard, Inc. (Canada)	3,636
271,873	Bid Corp. Ltd. (South Africa)	6,410
121,607	Koninklijke Ahold Delhaize NV (Netherlands)	4,013
41,444	Loblaw Cos. Ltd. (Canada)	5,240
250,800	Seven & i Holdings Co. Ltd. (Japan)	3,611
140,921	X5 Retail Group NV GDR (Russia)*,2	— [x]
		22,910
CONTAINERS & PACKAGING—0.4%
379,178	DS Smith PLC (United Kingdom)	2,666
87,200	Toyo Seikan Group Holdings Ltd. (Japan)	1,302
		3,968
DISTRIBUTORS—0.1%
150,264	Inchcape PLC (United Kingdom)	1,390
DIVERSIFIED CONSUMER SERVICES—0.4%
192,816	Laureate Education, Inc. (United States)	3,313
DIVERSIFIED TELECOMMUNICATION SERVICES—0.9%
8,923,100	Nippon Telegraph & Telephone Corp. (Japan)	8,609
ELECTRICAL EQUIPMENT—2.7%
266,820	Havells India Ltd. (India)	5,201

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
ELECTRICAL EQUIPMENT—Continued
24,801	Legrand SA (France)	$2,799
188,000	Mitsubishi Electric Corp. (Japan)	3,308
37,201	Schneider Electric SE (France)	9,637
241,545	Vestas Wind Systems AS (Denmark)*	4,603
		25,548
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.5%
386,315	Delta Electronics, Inc. (Taiwan)	4,771
ENERGY EQUIPMENT & SERVICES—0.4%
593,416	John Wood Group PLC (United Kingdom)*	969
98,439	Technip Energies NV (France)	2,458
		3,427
FINANCIAL SERVICES—0.6%
160,594	Edenred SE (France)	5,194
FOOD PRODUCTS—2.2%
453,988	AVI Ltd. (South Africa)	2,847
301,710	Gruma SAB de CV Class B (Mexico)	5,187
916,030	Marico Ltd. (India)	6,993
40,300	Megmilk Snow Brand Co. Ltd. (Japan)	697
50,100	NH Foods Ltd. (Japan)	1,735
35,300	Toyo Suisan Kaisha Ltd. (Japan)	2,074
19,344	Viscofan SA (Spain)	1,294
		20,827
GROUND TRANSPORTATION—0.7%
46,655	Canadian Pacific Kansas City Ltd. (Canada)	3,599
362,539	Localiza Rent a Car SA (Brazil)	2,635
		6,234
HEALTH CARE EQUIPMENT & SUPPLIES—2.2%
43,415	Coloplast AS Class B (Denmark)	5,438
950,867	ConvaTec Group PLC (United Kingdom)[3]	2,623
102,354	Demant AS (Denmark)*	3,781
16,130	EssilorLuxottica SA (France)	3,783
298,800	Olympus Corp. (Japan)	5,259
		20,884
HEALTH CARE PROVIDERS & SERVICES—0.7%
59,790	Amplifon SpA (Italy)	1,670
60,636	Fresenius Medical Care AG (Germany)	2,374
45,400	Medipal Holdings Corp. (Japan)	719
90,100	Ship Healthcare Holdings, Inc. (Japan)	1,370
		6,133
HEALTH CARE TECHNOLOGY—0.2%
156,000	M3, Inc. (Japan)	1,603
HOTELS, RESTAURANTS & LEISURE—4.0%
73,623	Aristocrat Leisure Ltd. (Australia)	2,963
243,516	Compass Group PLC (United Kingdom)	7,909
28,241	Domino’s Pizza Enterprises Ltd. (Australia)	618
516,255	Entain PLC (United Kingdom)	4,965
39,868	Flutter Entertainment PLC (United States)*	9,280
516,000	Galaxy Entertainment Group Ltd. (Hong Kong)	2,297
32,985	InterContinental Hotels Group PLC (United Kingdom)	3,638
182,234	Playtech PLC (United Kingdom)*	1,705
1,286,463	SSP Group PLC (United Kingdom)	2,672
32,048	Whitbread PLC (United Kingdom)	1,247
		37,294
HOUSEHOLD DURABLES—1.7%
229,225	Barratt Redrow PLC (United Kingdom)	1,320
42,053	GN Store Nord AS (Denmark)*	827
861,415	Midea Group Co. Ltd. Class A (China)	8,635

COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—Continued
316,400	Sony Group Corp. (Japan)	$5,568
		16,350
HOUSEHOLD PRODUCTS—0.5%
73,673	Reckitt Benckiser Group PLC (United Kingdom)	4,469
INDUSTRIAL CONGLOMERATES—1.3%
328,500	CK Hutchison Holdings Ltd. (Hong Kong)	1,728
55,392	DCC PLC (United Kingdom)	3,504
111,200	Hitachi Ltd. (Japan)	2,794
35,200	Jardine Matheson Holdings Ltd. (Hong Kong)	1,353
131,400	Nisshinbo Holdings, Inc. (Japan)	834
221,000	Swire Pacific Ltd. Class A (Hong Kong)	1,851
		12,064
INSURANCE—5.8%
47,875	Admiral Group PLC (United Kingdom)	1,584
1,932,200	AIA Group Ltd. (Hong Kong)	15,250
41,200	Dai-ichi Life Holdings, Inc. (Japan)	1,027
7,316	Fairfax Financial Holdings Ltd. (Canada)	9,091
15,310	Hannover Rueck SE (Germany)	4,020
201,910	Hiscox Ltd. (United Kingdom)	2,807
262,600	Japan Post Holdings Co. Ltd. (Japan)	2,423
8,950	Prudential PLC (Hong Kong)	75
529,436	Prudential PLC (United Kingdom)	4,408
309,245	QBE Insurance Group Ltd. (Australia)	3,491
98,717	Sampo OYJ Class A (Finland)	4,377
162,200	Tokio Marine Holdings, Inc. (Japan)	5,842
		54,395
INTERACTIVE MEDIA & SERVICES—0.6%
270,633	Auto Trader Group PLC (United Kingdom)[3]	2,922
417,259	Rightmove PLC (United Kingdom)	3,177
		6,099
IT SERVICES—1.6%
13,310	Alten SA (France)	1,126
20,800	NEC Corp. (Japan)	1,770
34,600	NET One Systems Co. Ltd. (Japan)	840
20,400	NS Solutions Corp. (Japan)	516
92,400	NTT Data Group Corp. (Japan)	1,462
187,394	Tata Consultancy Services Ltd. (India)	8,829
		14,543
LEISURE PRODUCTS—0.5%
122,000	Sega Sammy Holdings, Inc. (Japan)	2,296
97,623	Spin Master Corp. (Canada)[3]	2,066
		4,362
LIFE SCIENCES TOOLS & SERVICES—0.5%
54,484	Eurofins Scientific SE (France)	2,687
21,010	Gerresheimer AG (Germany)	1,770
		4,457
MACHINERY—5.1%
35,444	Alfa Laval AB (Sweden)	1,569
41,504	ANDRITZ AG (Austria)	2,506
403,780	CNH Industrial NV (United States)	4,534
148,790	Fluidra SA (Spain)	4,022
51,569	GEA Group AG (Germany)	2,540
97,800	IHI Corp. (Japan)	5,207
122,800	Kubota Corp. (Japan)	1,569
152,300	Mitsubishi Heavy Industries Ltd. (Japan)	2,150
442,564	Rotork PLC (United Kingdom)	1,717
126,888	Sandvik AB (Sweden)	2,498
2,724,812	Sany Heavy Industry Co. Ltd. Class A (China)	6,995
23,407	Stabilus SE (Germany)	927

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
463,000	Techtronic Industries Co. Ltd. (Hong Kong)	$6,697
36,000	Toyota Industries Corp. (Japan)	2,496
109,909	Wartsila OYJ Abp (Finland)	2,105
		47,532
MARINE TRANSPORTATION—0.1%
178,119	Irish Continental Group PLC (Ireland)	990
MEDIA—1.0%
95,900	Fuji Media Holdings, Inc. (Japan)	1,084
98,229	Future PLC (United Kingdom)	1,112
166,600	Hakuhodo DY Holdings, Inc. (Japan)	1,320
1,420,173	ITV PLC (United Kingdom)	1,353
107,420	Nippon Television Holdings, Inc. (Japan)	1,650
56,400	TBS Holdings, Inc. (Japan)	1,388
122,874	WPP PLC (United Kingdom)	1,292
		9,199
METALS & MINING—5.1%
62,211	Acerinox SA (Spain)	570
316,391	African Rainbow Minerals Ltd. (South Africa)	3,186
160,081	ArcelorMittal SA (France)	3,959
205,502	Barrick Gold Corp. (Canada)	3,972
242,171	BHP Group Ltd. (Australia)	6,728
37,000	Dowa Holdings Co. Ltd. (Japan)	1,257
237,349	Evolution Mining Ltd. (Australia)	814
212,691	First Quantum Minerals Ltd. (Canada)*	2,748
25,460	Franco-Nevada Corp. (Canada)	3,379
1,415,335	Glencore PLC (United Kingdom)*	7,423
31,412	Newmont Corp. CDI (Australia)[2]	1,456
288,526	Pilbara Minerals Ltd. (Australia)*	534
320,373	Severstal PAO GDR (Russia)*,2	— [x]
81,449	Southern Copper Corp. (Peru)	8,923
105,400	Sumitomo Metal Mining Co. Ltd. (Japan)	2,914
		47,863
OIL, GAS & CONSUMABLE FUELS—3.4%
1,964,474	BP PLC (United Kingdom)	9,608
143,642	Canadian Natural Resources Ltd. (Canada)	4,885
106,998	Equinor ASA (Norway)	2,542
346,600	Idemitsu Kosan Co. Ltd. (Japan)	2,363
219,100	Inpex Corp. (Japan)	2,888
141,283	PrairieSky Royalty Ltd. (Canada)	2,827
531,065	PRIO SA (Brazil)	3,765
640,213	Santos Ltd. (Australia)	2,848
		31,726
PAPER & FOREST PRODUCTS—0.2%
36,693	Stella-Jones, Inc. (Canada)	2,218
PASSENGER AIRLINES—1.6%
64,310	Copa Holdings SA Class A (Panama)	6,258
416,423	easyJet PLC (United Kingdom)	2,744
64,640	Exchange Income Corp. (Canada)	2,542
669,814	Qantas Airways Ltd. (Australia)*	3,546
		15,090
PERSONAL CARE PRODUCTS—0.1%
53,100	Shiseido Co. Ltd. (Japan)	1,146
PHARMACEUTICALS—2.5%
187,640	Novo Nordisk AS Class B (Denmark)	21,046
60,600	Tsumura & Co. (Japan)	1,981
		23,027
PROFESSIONAL SERVICES—2.5%
169,482	ALS Ltd. (Australia)	1,564

COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—Continued
1,321,597	Capita PLC (United Kingdom)*	$322
60,912	Experian PLC (United Kingdom)	2,973
80,798	Intertek Group PLC (United Kingdom)	4,850
133,265	IPH Ltd. (Australia)	469
544,383	Pagegroup PLC (United Kingdom)	2,511
50,267	Randstad NV (Netherlands)	2,318
192,916	RELX PLC (United Kingdom)	8,847
		23,854
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.6%
140,300	Daiwa House Industry Co. Ltd. (Japan)	4,185
316,972	Henderson Land Development Co. Ltd. (Hong Kong)	1,016
		5,201
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.3%
11,702	ASML Holding NV (Netherlands)	7,877
59,200	ASMPT Ltd. (Hong Kong)	642
178,000	MediaTek, Inc. (Taiwan)	6,929
76,200	Renesas Electronics Corp. (Japan)	1,021
759,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	23,802
		40,271
SOFTWARE—1.2%
2,248	Constellation Software, Inc. (Canada)	6,779
53,605	Dassault Systemes SE (France)	1,835
9,062	Lumine Group, Inc. (Canada)*	211
22,200	Oracle Corp. (Japan)	2,124
		10,949
SPECIALTY RETAIL—1.7%
112,100	ABC-Mart, Inc. (Japan)	2,196
15,300	Nitori Holdings Co. Ltd. (Japan)	1,949
489,283	Pets at Home Group PLC (United Kingdom)	1,867
311,200	USS Co. Ltd. (Japan)	2,606
81,226	WH Smith PLC (United Kingdom)	1,384
1,952,500	Zhongsheng Group Holdings Ltd. (China)	3,003
75,900	ZOZO, Inc. (Japan)	2,461
		15,466
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.5%
707,529	Advantech Co. Ltd. (Taiwan)	6,934
177,329	Samsung Electronics Co. Ltd. (South Korea)	7,529
		14,463
TEXTILES, APPAREL & LUXURY GOODS—2.4%
19,676	adidas AG (Germany)	4,712
49,600	Cie Financiere Richemont SA Class A (Switzerland)	7,222
65,681	Gildan Activewear, Inc. (Canada)	3,215
1,014,000	Li Ning Co. Ltd. (China)	2,069
616,200	Samsonite International SA (Hong Kong)[3]	1,448
547,300	Shenzhou International Group Holdings Ltd. (China)	4,226
		22,892
TRADING COMPANIES & DISTRIBUTORS—2.4%
553,700	BOC Aviation Ltd. (China)[3]	4,294
62,940	Brenntag SE (Germany)	4,106
144,012	Bunzl PLC (United Kingdom)	6,340
60,716	Finning International, Inc. (Canada)	1,772
108,400	Mitsubishi Corp. (Japan)	1,983
61,367	Rexel SA (France)	1,691
73,696	Richelieu Hardware Ltd. (Canada)	1,942
		22,128

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TRANSPORTATION INFRASTRUCTURE—0.1%
183,500	Mitsubishi Logistics Corp. (Japan)	$1,230
TOTAL COMMON STOCKS (Cost $739,291)		$914,675

PREFERRED STOCKS—0.5%

(Cost $3,712)
BEVERAGES—0.5%
1,445,688	Embotelladora Andina SA Class B (Chile)	4,288

Short-Term Investments—0.8%
(Cost $6,994)

Shares		Value
6,993,567	State Street Navigator Securities Lending Government Money Market Portfolio (1 day yield of 4.860%)[4]	6,994
TOTAL INVESTMENTS—99.2% (Cost $749,997)		925,957
CASH AND OTHER ASSETS, LESS LIABILITIES—0.8%		7,799
TOTAL NET ASSETS—100%		$933,756

RIGHTS/WARRANTS
Description	Shares	Strike Price	Expiration Date	Cost (000s)	Value (000s)
Constellation Software, Inc. (Canada)*	3,982	CAD 0.00	03/31/2040	$—	$—[x]
FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of October 31, 2024 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$32,922	$—	$32,922
Europe	—	377,562	—	377,562
Latin America	47,166	—	—	47,166
Middle East/Central Asia	—	52,106	—	52,106
North America	96,254	—	—	96,254
Pacific Basin	6,551	302,114	—	308,665
Preferred Stocks
Latin America	—	4,288	—	4,288
Short-Term Investments
Investment Company-Securities Lending Investment Fund	6,994	—	—	6,994
Total Investments in Securities	$156,965	$768,992	$—	$925,957
Financial Derivative Instruments - Assets
Rights/Warrants	$—	$—	$—	$—
Total Investments	$156,965	$768,992	$—	$925,957
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.
The following is a rollforward of the Fund’s Level 3 investments during the year ended October 31, 2024. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2023 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 10/31/2024 (000s)	Unrealized Gain/(Loss) as of 10/31/2024 (000s)
Common Stock	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(11,174)
Rights/Warrants	—	—	—	—	—	—	—	—	—	—
	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(11,174)

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 10/31/2024 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Severstal PAO GDR (Russia)*	$—	Market Approach	Estimated Recovery Value	$ 0.00
X5 Retail Group NV GDR (Russia)*	—	Market Approach	Estimated Recovery Value	$ 0.00
$—
Financial Derivative Instruments
Rights/Warrants
Constellation Software, Inc. (Canada)*	$—	Market Approach	Estimated Recovery Value	CAD 0.00

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
1
All or a portion of this security was out on loan as of October 31, 2024.
2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
3
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of October 31, 2024, the aggregate value of these securities was $14,016 or 2% of net assets.
4
Represents the investment of collateral received from securities lending activities.
CAD
Canadian Dollar
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—October 31, 2024

Subadvisor: Marathon Asset Management Limited
Value and Cost in Thousands

COMMON STOCKS—98.2%
Shares		Value
AEROSPACE & DEFENSE—2.7%
1,980,626	BAE Systems PLC (United Kingdom)	$31,922
8,568,153	Rolls-Royce Holdings PLC (United Kingdom)*	59,124
		91,046
AUTOMOBILE COMPONENTS—0.7%
597,400	Bridgestone Corp. (Japan)	21,289
2,005,507	Johnson Electric Holdings Ltd. (Hong Kong)	3,044
		24,333
AUTOMOBILES—0.6%
252,989	Bayerische Motoren Werke AG (Germany)	19,945
BANKS—12.2%
13,603,800	Bank Central Asia Tbk. PT (Indonesia)	8,869
2,394,595	Bank of Ireland Group PLC (Ireland)	22,193
14,205,644	Barclays PLC (United Kingdom)	43,547
6,700,443	CaixaBank SA (Spain)	40,831
33,965	Capitec Bank Holdings Ltd. (South Africa)	6,136
573,496	Close Brothers Group PLC (United Kingdom)*	1,690
1,030,417	DBS Group Holdings Ltd. (Singapore)	29,877
1,452,968	DNB Bank ASA (Norway)	30,110
535,400	Grupo Financiero Banorte SAB de CV Class O (Mexico)	3,737
461,810	HDFC Bank Ltd. (India)	9,485
597,300	Japan Post Bank Co. Ltd. (Japan)	5,335
25,675,421	Lloyds Banking Group PLC (United Kingdom)	17,623
1,653,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	17,423
314,012	National Bank of Greece SA (Greece)	2,460
4,355,600	Resona Holdings, Inc. (Japan)	28,737
160,044	Shinhan Financial Group Co. Ltd. (South Korea)	5,962
3,604,751	Standard Chartered PLC (United Kingdom)	41,802
1,314,100	Sumitomo Mitsui Trust Group, Inc. (Japan)	28,819
1,565,657	Svenska Handelsbanken AB Class A (Sweden)	16,268
1,308,683	UniCredit SpA (Italy)	57,895
		418,799
BEVERAGES—4.3%
476,300	Arca Continental SAB de CV (Mexico)	4,063
1,922,700	Asahi Group Holdings Ltd. (Japan)	23,082
261,312	Carlsberg AS Class B (Denmark)	28,879
156,117	Coca-Cola Europacific Partners PLC (United States)	11,865
1,929,912	Davide Campari-Milano NV (Italy)	12,957
1,298,977	Diageo PLC (United Kingdom)	40,115
1,675,600	Kirin Holdings Co. Ltd. (Japan)	24,669
		145,630
BIOTECHNOLOGY—0.7%
124,253	CSL Ltd. (Australia)	23,329
BROADLINE RETAIL—0.4%
30,967	Naspers Ltd. Class N (South Africa)	7,319
160,900	Seria Co. Ltd. (Japan)	3,361
297,910	Vipshop Holdings Ltd. ADR (China)[1]	4,302
		14,982
BUILDING PRODUCTS—1.9%
1,023,701	Assa Abloy AB Class B (Sweden)	32,065
50,562	Geberit AG (Switzerland)	31,677
		63,742
CAPITAL MARKETS—3.2%
1,957,665	3i Group PLC (United Kingdom)	80,279
1,619,700	B3 SA - Brasil Bolsa Balcao (Brazil)	2,975
327,957	IG Group Holdings PLC (United Kingdom)	3,795
2,141,800	Jupiter Fund Management PLC (United Kingdom)	2,232
2,760,100	Nomura Holdings, Inc. (Japan)	14,154

COMMON STOCKS—Continued
Shares		Value
CAPITAL MARKETS—Continued
279,195	Rathbones Group PLC (United Kingdom)	$6,002
		109,437
CHEMICALS—0.3%
610,600	Air Water, Inc. (Japan)	7,681
129,500	Sumitomo Bakelite Co. Ltd. (Japan)	3,382
		11,063
COMMERCIAL SERVICES & SUPPLIES—1.3%
155,285	Befesa SA (Germany)[2]	3,616
234,000	Daiei Kankyo Co. Ltd. (Japan)	4,827
505,689	Elis SA (France)	11,504
308,300	Secom Co. Ltd. (Japan)	10,964
6,164,998	Serco Group PLC (United Kingdom)	13,930
		44,841
CONSTRUCTION & ENGINEERING—0.9%
291,900	Kinden Corp. (Japan)	6,050
1,254,200	Obayashi Corp. (Japan)	15,375
230,474	Taisei Corp. (Japan)	9,706
		31,131
CONSTRUCTION MATERIALS—1.7%
498,715	Cemex SAB de CV ADR (Mexico)[1]	2,603
216,185	Holcim AG (Switzerland)	21,230
597,800	Taiheiyo Cement Corp. (Japan)	13,023
757,070	Wienerberger AG (Austria)	22,864
		59,720
CONSUMER FINANCE—0.1%
924,409	International Personal Finance PLC (United Kingdom)	1,588
828,417	Vanquis Banking Group PLC (United Kingdom)	483
		2,071
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.3%
178,186	Bid Corp. Ltd. (South Africa)	4,201
660,186	Koninklijke Ahold Delhaize NV (Netherlands)	21,785
1,347,600	Seven & i Holdings Co. Ltd. (Japan)	19,405
95,013	X5 Retail Group NV GDR (Russia)*,1	— [x]
		45,391
CONTAINERS & PACKAGING—0.6%
2,052,852	DS Smith PLC (United Kingdom)	14,433
467,000	Toyo Seikan Group Holdings Ltd. (Japan)	6,971
		21,404
DISTRIBUTORS—0.2%
813,524	Inchcape PLC (United Kingdom)	7,524
DIVERSIFIED CONSUMER SERVICES—0.1%
122,719	Laureate Education, Inc. (United States)	2,108
DIVERSIFIED TELECOMMUNICATION SERVICES—1.3%
47,733,400	Nippon Telegraph & Telephone Corp. (Japan)	46,055
ELECTRICAL EQUIPMENT—3.3%
174,715	Havells India Ltd. (India)	3,406
134,274	Legrand SA (France)	15,155
1,001,400	Mitsubishi Electric Corp. (Japan)	17,617
201,946	Schneider Electric SE (France)	52,314
1,311,897	Vestas Wind Systems AS (Denmark)*	25,001
		113,493

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.1%
253,000	Delta Electronics, Inc. (Taiwan)	$3,125
ENERGY EQUIPMENT & SERVICES—0.5%
3,205,352	John Wood Group PLC (United Kingdom)*	5,238
536,417	Technip Energies NV (France)	13,393
		18,631
FINANCIAL SERVICES—0.8%
872,255	Edenred SE (France)	28,211
FOOD PRODUCTS—1.2%
291,373	AVI Ltd. (South Africa)	1,827
198,333	Gruma SAB de CV Class B (Mexico)	3,410
600,181	Marico Ltd. (India)	4,581
215,900	Megmilk Snow Brand Co. Ltd. (Japan)	3,736
268,400	NH Foods Ltd. (Japan)	9,297
188,900	Toyo Suisan Kaisha Ltd. (Japan)	11,097
104,727	Viscofan SA (Spain)[3]	7,004
		40,952
GROUND TRANSPORTATION—0.1%
237,632	Localiza Rent a Car SA (Brazil)	1,727
HEALTH CARE EQUIPMENT & SUPPLIES—3.3%
235,915	Coloplast AS Class B (Denmark)	29,549
5,166,059	ConvaTec Group PLC (United Kingdom)[2]	14,250
556,097	Demant AS (Denmark)*	20,540
87,328	EssilorLuxottica SA (France)	20,484
1,611,800	Olympus Corp. (Japan)	28,371
		113,194
HEALTH CARE PROVIDERS & SERVICES—1.0%
323,705	Amplifon SpA (Italy)	9,043
329,452	Fresenius Medical Care AG (Germany)	12,896
243,000	Medipal Holdings Corp. (Japan)	3,850
490,800	Ship Healthcare Holdings, Inc. (Japan)	7,463
		33,252
HEALTH CARE TECHNOLOGY—0.3%
849,700	M3, Inc. (Japan)	8,733
HOTELS, RESTAURANTS & LEISURE—5.9%
392,067	Aristocrat Leisure Ltd. (Australia)	15,777
1,322,649	Compass Group PLC (United Kingdom)	42,955
150,389	Domino’s Pizza Enterprises Ltd. (Australia)	3,291
2,802,963	Entain PLC (United Kingdom)	26,957
217,243	Flutter Entertainment PLC (United States)*	50,568
2,746,000	Galaxy Entertainment Group Ltd. (Hong Kong)	12,221
179,741	InterContinental Hotels Group PLC (United Kingdom)	19,825
993,040	Playtech PLC (United Kingdom)*	9,294
6,981,978	SSP Group PLC (United Kingdom)	14,502
173,506	Whitbread PLC (United Kingdom)	6,751
		202,141
HOUSEHOLD DURABLES—1.4%
1,249,106	Barratt Redrow PLC (United Kingdom)	7,197
227,676	GN Store Nord AS (Denmark)*	4,476
565,100	Midea Group Co. Ltd. Class A (China)	5,665
1,717,600	Sony Group Corp. (Japan)	30,225
		47,563
HOUSEHOLD PRODUCTS—0.7%
400,125	Reckitt Benckiser Group PLC (United Kingdom)	24,273
INDUSTRIAL CONGLOMERATES—1.9%
1,749,000	CK Hutchison Holdings Ltd. (Hong Kong)	9,198
300,233	DCC PLC (United Kingdom)	18,994

COMMON STOCKS—Continued
Shares		Value
INDUSTRIAL CONGLOMERATES—Continued
593,800	Hitachi Ltd. (Japan)	$14,919
191,800	Jardine Matheson Holdings Ltd. (Hong Kong)	7,370
703,900	Nisshinbo Holdings, Inc. (Japan)	4,470
1,177,000	Swire Pacific Ltd. Class A (Hong Kong)	9,858
		64,809
INSURANCE—5.8%
259,191	Admiral Group PLC (United Kingdom)	8,577
4,556,400	AIA Group Ltd. (Hong Kong)	35,960
220,700	Dai-ichi Life Holdings, Inc. (Japan)	5,502
83,428	Hannover Rueck SE (Germany)	21,908
1,100,258	Hiscox Ltd. (United Kingdom)	15,298
1,398,300	Japan Post Holdings Co. Ltd. (Japan)	12,901
46,650	Prudential PLC (Hong Kong)	389
2,858,410	Prudential PLC (United Kingdom)	23,796
1,657,040	QBE Insurance Group Ltd. (Australia)	18,708
535,678	Sampo OYJ Class A (Finland)	23,752
878,100	Tokio Marine Holdings, Inc. (Japan)	31,626
		198,417
INTERACTIVE MEDIA & SERVICES—1.0%
1,465,197	Auto Trader Group PLC (United Kingdom)[2]	15,820
2,259,024	Rightmove PLC (United Kingdom)	17,202
		33,022
IT SERVICES—1.1%
71,962	Alten SA (France)	6,087
111,300	NEC Corp. (Japan)	9,471
185,100	NET One Systems Co. Ltd. (Japan)	4,494
109,200	NS Solutions Corp. (Japan)	2,763
494,100	NTT Data Group Corp. (Japan)	7,817
122,689	Tata Consultancy Services Ltd. (India)	5,780
		36,412
LEISURE PRODUCTS—0.4%
653,300	Sega Sammy Holdings, Inc. (Japan)	12,294
LIFE SCIENCES TOOLS & SERVICES—0.7%
297,679	Eurofins Scientific SE (France)	14,682
114,486	Gerresheimer AG (Germany)	9,642
		24,324
MACHINERY—5.8%
191,891	Alfa Laval AB (Sweden)	8,495
226,164	ANDRITZ AG (Austria)	13,654
2,192,377	CNH Industrial NV (United States)	24,620
819,296	Fluidra SA (Spain)	22,145
281,012	GEA Group AG (Germany)	13,841
523,600	IHI Corp. (Japan)	27,876
670,500	Kubota Corp. (Japan)	8,567
814,100	Mitsubishi Heavy Industries Ltd. (Japan)	11,493
2,411,647	Rotork PLC (United Kingdom)	9,359
686,965	Sandvik AB (Sweden)	13,522
1,785,500	Sany Heavy Industry Co. Ltd. Class A (China)	4,584
126,459	Stabilus SE (Germany)	5,006
788,000	Techtronic Industries Co. Ltd. (Hong Kong)	11,399
191,900	Toyota Industries Corp. (Japan)	13,303
595,041	Wartsila OYJ Abp (Finland)	11,396
		199,260
MARINE TRANSPORTATION—0.2%
967,555	Irish Continental Group PLC (Ireland)	5,376
MEDIA—1.4%
513,600	Fuji Media Holdings, Inc. (Japan)	5,806
534,087	Future PLC (United Kingdom)	6,047
897,300	Hakuhodo DY Holdings, Inc. (Japan)	7,111

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
MEDIA—Continued
7,688,757	ITV PLC (United Kingdom)	$7,322
575,500	Nippon Television Holdings, Inc. (Japan)	8,840
302,000	TBS Holdings, Inc. (Japan)	7,432
669,571	WPP PLC (United Kingdom)	7,038
		49,596
METALS & MINING—4.3%
339,487	Acerinox SA (Spain)	3,111
208,018	African Rainbow Minerals Ltd. (South Africa)	2,094
868,615	ArcelorMittal SA (France)	21,485
1,290,385	BHP Group Ltd. (Australia)	35,850
198,000	Dowa Holdings Co. Ltd. (Japan)	6,727
1,267,964	Evolution Mining Ltd. (Australia)	4,347
139,158	First Quantum Minerals Ltd. (Canada)*	1,798
7,681,864	Glencore PLC (United Kingdom)*	40,289
168,786	Newmont Corp. CDI (Australia)[1]	7,821
1,546,020	Pilbara Minerals Ltd. (Australia)*	2,864
217,215	Severstal PAO GDR (Russia)*,1	— [x]
53,486	Southern Copper Corp. (Peru)	5,859
562,500	Sumitomo Metal Mining Co. Ltd. (Japan)	15,552
		147,797
OIL, GAS & CONSUMABLE FUELS—3.3%
10,655,443	BP PLC (United Kingdom)	52,114
579,283	Equinor ASA (Norway)	13,765
1,845,800	Idemitsu Kosan Co. Ltd. (Japan)	12,583
1,173,800	Inpex Corp. (Japan)	15,473
347,539	PRIO SA (Brazil)	2,464
3,409,336	Santos Ltd. (Australia)	15,168
		111,567
PASSENGER AIRLINES—1.1%
42,247	Copa Holdings SA Class A (Panama)	4,111
2,261,028	easyJet PLC (United Kingdom)	14,899
3,579,090	Qantas Airways Ltd. (Australia)*	18,949
		37,959
PERSONAL CARE PRODUCTS—0.2%
283,900	Shiseido Co. Ltd. (Japan)	6,128
PHARMACEUTICALS—3.6%
1,018,989	Novo Nordisk AS Class B (Denmark)	114,295
325,100	Tsumura & Co. (Japan)	10,626
		124,921
PROFESSIONAL SERVICES—3.8%
902,546	ALS Ltd. (Australia)	8,332
7,212,010	Capita PLC (United Kingdom)*	1,757
329,776	Experian PLC (United Kingdom)	16,095
439,026	Intertek Group PLC (United Kingdom)	26,355
709,680	IPH Ltd. (Australia)	2,497
2,960,993	Pagegroup PLC (United Kingdom)	13,656
273,022	Randstad NV (Netherlands)	12,588
1,047,466	RELX PLC (United Kingdom)	48,037
		129,317
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.8%
765,800	Daiwa House Industry Co. Ltd. (Japan)	22,843
1,703,879	Henderson Land Development Co. Ltd. (Hong Kong)	5,464
		28,307

COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.1%
63,768	ASML Holding NV (Netherlands)	$42,924
315,500	ASMPT Ltd. (Hong Kong)	3,420
117,000	MediaTek, Inc. (Taiwan)	4,555
408,300	Renesas Electronics Corp. (Japan)	5,471
498,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	15,617
		71,987
SOFTWARE—0.6%
290,215	Dassault Systemes SE (France)	9,933
121,000	Oracle Corp. (Japan)	11,575
		21,508
SPECIALTY RETAIL—2.0%
612,000	ABC-Mart, Inc. (Japan)	11,992
81,500	Nitori Holdings Co. Ltd. (Japan)	10,379
2,666,226	Pets at Home Group PLC (United Kingdom)	10,176
1,707,500	USS Co. Ltd. (Japan)	14,300
439,756	WH Smith PLC (United Kingdom)	7,492
1,277,500	Zhongsheng Group Holdings Ltd. (China)	1,965
404,100	ZOZO, Inc. (Japan)	13,103
		69,407
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.3%
463,557	Advantech Co. Ltd. (Taiwan)	4,543
116,388	Samsung Electronics Co. Ltd. (South Korea)	4,942
		9,485
TEXTILES, APPAREL & LUXURY GOODS—2.2%
106,877	adidas AG (Germany)	25,596
269,400	Cie Financiere Richemont SA Class A (Switzerland)	39,225
666,000	Li Ning Co. Ltd. (China)	1,359
3,280,800	Samsonite International SA (Hong Kong)[2]	7,710
358,118	Shenzhou International Group Holdings Ltd. (China)	2,765
		76,655
TRADING COMPANIES & DISTRIBUTORS—2.3%
363,600	BOC Aviation Ltd. (China)[2]	2,820
342,000	Brenntag SE (Germany)	22,310
782,134	Bunzl PLC (United Kingdom)	34,433
577,200	Mitsubishi Corp. (Japan)	10,559
332,238	Rexel SA (France)	9,154
		79,276
TRANSPORTATION INFRASTRUCTURE—0.2%
983,000	Mitsubishi Logistics Corp. (Japan)	6,590
TOTAL COMMON STOCKS (Cost $2,619,924)		3,362,260

PREFERRED STOCKS—0.1%

(Cost $2,427)
BEVERAGES—0.1%
945,905	Embotelladora Andina SA Class B (Chile)	2,806
TOTAL INVESTMENTS—98.3% (Cost $2,622,351)		3,365,066
CASH AND OTHER ASSETS, LESS LIABILITIES—1.7%		57,594
TOTAL NET ASSETS—100%		$3,422,660

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of October 31, 2024 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$21,577	$—	$21,577
Europe	—	2,030,324	—	2,030,324
Latin America	30,949	—	—	30,949
Middle East/Central Asia	—	34,156	—	34,156
North America	90,959	—	—	90,959
Pacific Basin	4,302	1,149,993	—	1,154,295
Preferred Stocks
Latin America	—	2,806	—	2,806
Total Investments in Securities	$126,210	$3,238,856	$—	$3,365,066
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.
The following is a rollforward of the Fund’s Level 3 investments during the year ended October 31, 2024. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2023 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 10/31/2024 (000s)	Unrealized Gain/(Loss) as of 10/31/2024 (000s)
Common Stock	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(7,678)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 10/31/2024 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Severstal PAO GDR (Russia)*	$—	Market Approach	Estimated Recovery Value	$ 0.00
X5 Retail Group NV GDR (Russia)*	—	Market Approach	Estimated Recovery Value	$ 0.00
$—

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of October 31, 2024, the aggregate value of these securities was $44,216 or 1% of net assets.
3
All or a portion of this security was out on loan as of October 31, 2024.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor International Compounders Fund
PORTFOLIO OF INVESTMENTS—October 31, 2024

Subadvisor: C WorldWide Asset Management
Value and Cost in Thousands

COMMON STOCKS—98.7%
Shares		Value
BANKS—8.3%
918,700	Bank Central Asia Tbk. PT (Indonesia)	$599
16,930	HDFC Bank Ltd. ADR (India)[1]	1,067
		1,666
BEVERAGES—2.2%
14,351	Diageo PLC (United Kingdom)	443
BUILDING PRODUCTS—5.3%
20,424	Assa Abloy AB Class B (Sweden)	640
3,600	Daikin Industries Ltd. (Japan)	432
		1,072
CAPITAL MARKETS—3.2%
2,760	Deutsche Boerse AG (Germany)	641
CHEMICALS—4.9%
2,163	Linde PLC (United States)	987
CONSTRUCTION & ENGINEERING—2.1%
3,807	Vinci SA (France)	426
ELECTRIC UTILITIES—2.6%
22,766	SSE PLC (United Kingdom)	517
ELECTRICAL EQUIPMENT—3.5%
2,709	Schneider Electric SE (France)	702
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.2%
1,400	Keyence Corp. (Japan)	632
FOOD PRODUCTS—3.5%
7,483	Nestle SA (United States)	707
HEALTH CARE EQUIPMENT & SUPPLIES—4.1%
6,200	Hoya Corp. (Japan)	829
HOTELS, RESTAURANTS & LEISURE—3.2%
19,818	Compass Group PLC (United Kingdom)	644
HOUSEHOLD DURABLES—2.9%
32,900	Sony Group Corp. (Japan)	579
INDUSTRIAL CONGLOMERATES—3.1%
3,228	Siemens AG (Germany)	628

COMMON STOCKS—Continued
Shares		Value
INSURANCE—3.3%
84,600	AIA Group Ltd. (Hong Kong)	$668
MACHINERY—7.6%
34,251	Atlas Copco AB Class A (Sweden)	565
20,830	Epiroc AB Class A (Sweden)	407
1,300	SMC Corp. (Japan)	552
		1,524
PERSONAL CARE PRODUCTS—2.7%
1,418	L’Oreal SA (France)	532
PHARMACEUTICALS—9.3%
5,303	AstraZeneca PLC (United Kingdom)	755
9,933	Novo Nordisk AS Class B (Denmark)	1,114
		1,869
PROFESSIONAL SERVICES—3.5%
15,222	RELX PLC (United Kingdom)	698
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.4%
743	ASML Holding NV (Netherlands)	500
5,111	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	974
		1,474
SOFTWARE—5.5%
4,684	SAP SE (Germany)	1,094
TEXTILES, APPAREL & LUXURY GOODS—2.8%
850	LVMH Moet Hennessy Louis Vuitton SE (France)	566
TRADING COMPANIES & DISTRIBUTORS—4.5%
4,636	Ferguson Enterprises, Inc. (United States)	911
TOTAL COMMON STOCKS (Cost $20,167)		19,809
TOTAL INVESTMENTS—98.7% (Cost $20,167)		19,809
CASH AND OTHER ASSETS, LESS LIABILITIES—1.3%		259
TOTAL NET ASSETS—100%		$20,068

⬤

Harbor International Compounders Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of October 31, 2024 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$—	$10,872	$—	$10,872
Middle East/Central Asia	1,067	—	—	1,067
North America	987	1,618	—	2,605
Pacific Basin	974	4,291	—	5,265
Total Investments in Securities	$3,028	$16,781	$—	$19,809
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—October 31, 2024

Subadvisor: Acadian Asset Management LLC
Value and Cost in Thousands

COMMON STOCKS—97.7%
Shares		Value
AEROSPACE & DEFENSE—2.4%
4,317	Dassault Aviation SA (France)	$872
12,247	Kongsberg Gruppen ASA (Norway)	1,278
135,642	Leonardo SpA (Italy)	3,233
53,851	QinetiQ Group PLC (United Kingdom)	318
		5,701
AIR FREIGHT & LOGISTICS—0.1%
2,600	AIT Corp. (Japan)	30
1,700	Konoike Transport Co. Ltd. (Japan)	28
5,800	KRS Corp. (Japan)	73
		131
AUTOMOBILE COMPONENTS—0.0%
8,700	Ichikoh Industries Ltd. (Japan)	26
28,000	Johnson Electric Holdings Ltd. (Hong Kong)	42
		68
AUTOMOBILES—0.7%
132,500	Mazda Motor Corp. (Japan)	937
152,600	Nissan Motor Co. Ltd. (Japan)	406
23,300	Subaru Corp. (Japan)	416
		1,759
BANKS—13.4%
54,589	ABN AMRO Bank NV CVA (Netherlands)[1,2]	902
78,824	Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	270
23,498	ANZ Group Holdings Ltd. (Australia)	479
5,700	Awa Bank Ltd. (Japan)	91
53,682	Banca Monte dei Paschi di Siena SpA (Italy)	295
741,065	Bank Danamon Indonesia Tbk. PT (Indonesia)	121
18,538	Bank Polska Kasa Opieki SA (Poland)	649
327,007	Barclays PLC ADR (United Kingdom)[2]	4,058
25,666	BNP Paribas SA (France)	1,753
184,099	BPER Banca SpA (Italy)	1,121
611,414	CaixaBank SA (Spain)[3]	3,726
3,411,000	China Construction Bank Corp. Class H (China)	2,648
32,260	Commercial Bank of Dubai PSC (United Arab Emirates)	65
13,108	Erste Group Bank AG (Austria)	741
53,361	Faisal Islamic Bank of Egypt (Egypt)	52
11,796	Hana Financial Group, Inc. (South Korea)	509
398,329	Intesa Sanpaolo SpA (Italy)	1,705
5,500	Kasikornbank PCL NVDR (Thailand)[2]	24
9,717	KBC Group NV (Belgium)	708
15,640	Komercni Banka AS (Czech Republic)	540
582,791	NatWest Group PLC (United Kingdom)	2,761
14,933	Raiffeisen Bank International AG (Austria)	267
3,400	Shikoku Bank Ltd. (Japan)	21
129,630	Skandinaviska Enskilda Banken AB Class A (Sweden)	1,831
191,851	Standard Chartered PLC (United Kingdom)	2,225
11,100	Towa Bank Ltd. (Japan)	42
80,610	UniCredit SpA (Italy)	3,566
27,196	Woori Financial Group, Inc. (South Korea)	303
		31,473
BEVERAGES—0.0%
14,638	Ginebra San Miguel, Inc. (Philippines)	63
BIOTECHNOLOGY—0.4%
4,257	Genmab AS (Denmark)*	953
BROADLINE RETAIL—0.3%
9,200	JD.com, Inc. Class A (China)	187
29,053	Vipshop Holdings Ltd. ADR (China)[2]	419
		606

COMMON STOCKS—Continued
Shares		Value
BUILDING PRODUCTS—1.2%
300	BRC Asia Ltd. (Singapore)	$1
26,614	Cie de Saint-Gobain SA (France)	2,414
8,164	Eurocell PLC (United Kingdom)	19
4,400	Okabe Co. Ltd. (Japan)	22
615	Rockwool AS Class B (Denmark)	266
		2,722
CAPITAL MARKETS—4.4%
4,322	Banca Generali SpA (Italy)	191
318	Cie Financiere Tradition SA (Switzerland)	56
94,037	Deutsche Bank AG (Germany)	1,598
15,155	Deutsche Boerse AG (Germany)	3,520
2,082	Fiducian Group Ltd. (Australia)	12
7,817	Futu Holdings Ltd. ADR (Hong Kong)*,2	743
83,841	Investec PLC (United Kingdom)	654
4,100	IwaiCosmo Holdings, Inc. (Japan)	56
93,900	Japan Exchange Group, Inc. (Japan)	1,101
26,200	Singapore Exchange Ltd. (Singapore)	224
1,231	Tatton Asset Management PLC (United Kingdom)	11
858	Titanium OYJ (Finland)	9
70,976	UBS Group AG (Switzerland)	2,171
11,793	Westaim Corp. (Canada)*	42
		10,388
CHEMICALS—2.5%
100	Achilles Corp. (Japan)	1
2,900	Dai Nippon Toryo Co. Ltd. (Japan)	19
89,325	Danakali Ltd. (Australia)	— [x]
1,545	DSM-Firmenich AG (Switzerland)	183
10,697	Evonik Industries AG (Germany)	236
674	Givaudan SA (Switzerland)	3,200
800	Hodogaya Chemical Co. Ltd. (Japan)	23
4,600	Koatsu Gas Kogyo Co. Ltd. (Japan)	27
5,200	Konishi Co. Ltd. (Japan)	45
492	KPX Chemical Co. Ltd. (South Korea)	17
2,800	Kyowa Leather Cloth Co. Ltd. (Japan)	12
2,300	Lintec Corp. (Japan)	48
2,000	MORESCO Corp. (Japan)	16
4,200	Nihon Parkerizing Co. Ltd. (Japan)	35
2,200	Nippon Carbide Industries Co., Inc. (Japan)	24
1,400	Okamoto Industries, Inc. (Japan)	49
1,300	Okura Industrial Co. Ltd. (Japan)	23
144,491	Orica Ltd. (Australia)	1,641
7,100	Riken Technos Corp. (Japan)	48
5,600	Sekisui Kasei Co. Ltd. (Japan)	14
600	Soken Chemical & Engineering Co. Ltd. (Japan)	12
4,200	Zacros Corp. (Japan)	118
		5,791
COMMERCIAL SERVICES & SUPPLIES—1.0%
4,000	Aeon Delight Co. Ltd. (Japan)	114
800	Ajis Co. Ltd. (Japan)	13
4,000	Azienda Bresciana Petroli Nocivelli SpA (Italy)	22
107,930	Brambles Ltd. (Australia)	1,300
1,074	Cewe Stiftung & Co. KGAA (Germany)	116
340	Fursys, Inc. (South Korea)	10
2,746	GL Events SACA (France)	58
9,131	ITAB Shop Concept AB (Sweden)	22
17,217	Johnson Service Group PLC (United Kingdom)	33
14,200	Kokuyo Co. Ltd. (Japan)	228
1,800	Kyodo Printing Co. Ltd. (Japan)	40
8,961	Mears Group PLC (United Kingdom)	39
5,900	Prestige International, Inc. (Japan)	26
1,900	Sato Holdings Corp. (Japan)	27
9,067	SPIE SA (France)	328

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
2,500	Takara & Co. Ltd. (Japan)	$44
		2,420
COMMUNICATIONS EQUIPMENT—1.5%
1,712	EVS Broadcast Equipment SA (Belgium)	53
407,208	Telefonaktiebolaget LM Ericsson ADR (Sweden)[2]	3,412
		3,465
CONSTRUCTION & ENGINEERING—0.5%
293,270	Analogue Holdings Ltd. (Hong Kong)	37
13,188	Boustead Singapore Ltd. (Singapore)	10
305	Burkhalter Holding AG (Switzerland)	31
18,032	Costain Group PLC (United Kingdom)	24
5,000	Dai-Ichi Cutter Kogyo KK (Japan)	48
2,091	Eiffage SA (France)	195
4,546	HOCHTIEF AG (Germany)	557
905	Morgan Sindall Group PLC (United Kingdom)	44
19,372	Service Stream Ltd. (Australia)	19
133,009	SRG Global Ltd. (Australia)	97
5,400	Toyo Engineering Corp. (Japan)	26
27,635	Webuild SpA (Italy)	79
		1,167
CONSTRUCTION MATERIALS—1.4%
13,352	Breedon Group PLC (United Kingdom)	76
3,663	Buzzi SpA (Italy)	143
15,240	Heidelberg Materials AG (Germany)	1,679
40,526	James Hardie Industries PLC CDI (United States)*,2	1,292
1,742	Titan Cement International SA (United States)	62
		3,252
CONSUMER FINANCE—0.0%
202,086	Humm Group Ltd. (Australia)	94
CONSUMER STAPLES DISTRIBUTION & RETAIL—0.8%
17,600	Axial Retailing, Inc. (Japan)	103
1,676	Colruyt Group NV (Belgium)	78
48,285	Koninklijke Ahold Delhaize NV (Netherlands)	1,593
7,200	Medical System Network Co. Ltd. (Japan)	20
2,600	Mitsubishi Shokuhin Co. Ltd. (Japan)	83
3,600	Orsero SpA (Italy)	46
		1,923
CONTAINERS & PACKAGING—0.0%
6,177	Pro-Pacific Packaging Ltd. (Australia)*	—
39,400	PSC Corp. Ltd. (Singapore)	10
1,900	Richards Packaging Income Fund (Canada)	42
9,900	Thantawan Industry PCL NVDR (Thailand)[2]	8
		60
DISTRIBUTORS—0.0%
52,861	Smiths News PLC (United Kingdom)	39
5,686	Zinzino AB Class B (Sweden)	49
		88
DIVERSIFIED CONSUMER SERVICES—0.0%
30,798	Me Group International PLC (United Kingdom)	85
2,713	MegaStudy Co. Ltd. (South Korea)	22
		107
DIVERSIFIED TELECOMMUNICATION SERVICES—0.6%
604	Magyar Telekom Telecommunications PLC ADR (Hungary)[2]	9
508,768	Telia Co. AB (Sweden)[3]	1,480
		1,489

COMMON STOCKS—Continued
Shares		Value
ELECTRIC UTILITIES—0.2%
1,171	BKW AG (Switzerland)	$206
96,800	Tenaga Nasional Bhd. (Malaysia)	309
		515
ELECTRICAL EQUIPMENT—3.3%
112,482	ABB Ltd. (Switzerland)	6,251
5,600	Chiyoda Integre Co. Ltd. (Japan)	123
6,600	Futaba Corp. (Japan)	22
46,000	Mitsubishi Electric Corp. (Japan)	809
1,722	Nexans SA (France)	240
7,881	Siemens Energy AG (Germany)*	324
2,500	Sinfonia Technology Co. Ltd. (Japan)	84
51,000	Xingye Alloy Materials Group Ltd. (China)*	7
		7,860
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.4%
12,192	Codan Ltd. (Australia)	126
2,300	Daitron Co. Ltd. (Japan)	42
77,905	DataTec Ltd. (South Africa)	178
3,000	Furuno Electric Co. Ltd. (Japan)	48
300	Horiba Ltd. (Japan)	18
7,000	Japan Aviation Electronics Industry Ltd. (Japan)	130
2,000	Kaga Electronics Co. Ltd. (Japan)	36
10,200	Maxell Ltd. (Japan)	125
265	Nedap NV (Netherlands)	16
2,700	Nihon Denkei Co. Ltd. (Japan)	30
3,800	Osaki Electric Co. Ltd. (Japan)	20
2,100	Sigma Koki Co. Ltd. (Japan)	20
2,700	SMK Corp. (Japan)	42
2,000	Sun-Wa Technos Corp. (Japan)	28
		859
ENERGY EQUIPMENT & SERVICES—0.4%
55,749	CES Energy Solutions Corp. (Canada)	320
13,597	Hunting PLC (United Kingdom)	53
10,553	Pason Systems, Inc. (Canada)	102
23,013	PHX Energy Services Corp. (Canada)	154
9,418	Technip Energies NV (France)	235
		864
ENTERTAINMENT—2.7%
7,900	Ateam, Inc. (Japan)	32
20,960	Bilibili, Inc. Class Z (China)*	463
28,400	Capcom Co. Ltd. (Japan)	562
7,215	CD Projekt SA (Poland)	291
4,252	CTS Eventim AG & Co. KGaA (Germany)	447
46,000	IGG, Inc. (Singapore)	24
3,200	Konami Group Corp. (Japan)	293
13,876	Sea Ltd. ADR (Singapore)*,2	1,305
7,337	Spotify Technology SA (United States)*	2,825
		6,242
FINANCIAL SERVICES—0.5%
56,659	Banca Mediolanum SpA (Italy)	700
978	Eurazeo SE (France)	75
5,400	Firm Capital Mortgage Investment Corp. (Canada)	44
287	HAL Trust (Netherlands)	35
1,937	L E Lundbergforetagen AB Class B (Sweden)	96
95,700	Pacific Century Regional Developments Ltd. (Singapore)	23
1,034	Wendel SE (France)	103
		1,076
FOOD PRODUCTS—0.3%
78,000	CCK Consolidated Holdings Bhd. (Malaysia)	28
1,500,000	China Starch Holdings Ltd. (China)	36
370	Industrial Milk Co. (Ukraine)*	1
58,700	Kawan Food Bhd. (Malaysia)	23

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—Continued
1,600	Kenko Mayonnaise Co. Ltd. (Japan)	$23
30	Lotus Bakeries NV (Belgium)	393
561	Maeil Holdings Co. Ltd. (South Korea)	3
1,400	Riken Vitamin Co. Ltd. (Japan)	24
900	S&B Foods, Inc. (Japan)	29
98,600	Sarawak Plantation Bhd. (Malaysia)	51
1,000	Warabeya Nichiyo Holdings Co. Ltd. (Japan)	13
		624
GAS UTILITIES—0.0%
4,400	Hiroshima Gas Co. Ltd. (Japan)	11
3,880	Rubis SCA (France)	95
		106
GROUND TRANSPORTATION—0.0%
341,700	BTS Rail Mass Transit Growth Infrastructure Fund (Thailand)	23
220	Jungfraubahn Holding AG (Switzerland)	42
1,000	Maruzen Showa Unyu Co. Ltd. (Japan)	39
		104
HEALTH CARE EQUIPMENT & SUPPLIES—1.0%
8,331	Cochlear Ltd. (Australia)	1,542
2,200	Fukuda Denshi Co. Ltd. (Japan)	111
5,200	Japan Lifeline Co. Ltd. (Japan)	41
26,627	Koninklijke Philips NV (Netherlands)*	701
		2,395
HEALTH CARE PROVIDERS & SERVICES—0.2%
6,900	Alfresa Holdings Corp. (Japan)	99
19,831	Humana AB (Sweden)*	71
4,800	Japan Medical Dynamic Marketing, Inc. (Japan)	19
60,000	Ladprao General Hospital PCL NVDR (Thailand)[2]	8
6,322	Oriola OYJ (Finland)	7
830	Oriola OYJ Class B (Finland)	1
5,500	Suzuken Co. Ltd. (Japan)	180
9,200	Vital KSK Holdings, Inc. (Japan)	77
		462
HEALTH CARE TECHNOLOGY—0.7%
211	Ascom Holding AG (Switzerland)	1
12,960	Pro Medicus Ltd. (Australia)	1,642
		1,643
HOTELS, RESTAURANTS & LEISURE—2.3%
95,168	Aristocrat Leisure Ltd. (Australia)	3,830
4,523	Betsson AB Class B (Sweden)	60
400,400	Champ Resto Indonesia Tbk. PT (Indonesia)*	14
83,100	Jaya Bersama Indo Tbk. PT (Indonesia)*	— [x]
32,104	La Francaise des Jeux SAEM (France)[1]	1,372
2,500	Yossix Holdings Co. Ltd. (Japan)	54
61,600	Zen Corp. Group PCL NVDR (Thailand)[2]	14
		5,344
HOUSEHOLD DURABLES—0.2%
5	Dom Development SA (Poland)	—
50,000	Formosa Prosonic Industries Bhd. (Malaysia)	33
3,800	JANOME Corp. (Japan)	23
1,457	Kaufman & Broad SA (France)	54
2,228	LG Electronics, Inc. (South Korea)	143
4,700	Nihon Trim Co. Ltd. (Japan)	108
10,993	Toya SA (Poland)*	20
		381
INDUSTRIAL CONGLOMERATES—1.0%
91,400	Hitachi Ltd. (Japan)	2,296

COMMON STOCKS—Continued
Shares		Value
INSURANCE—4.7%
6,630	Conduit Holdings Ltd. (Bermuda)	$44
42,500	Dai-ichi Life Holdings, Inc. (Japan)	1,060
25,973	Generali (Italy)	720
116,000	Japan Post Holdings Co. Ltd. (Japan)	1,070
31,800	Japan Post Insurance Co. Ltd. (Japan)	524
60,600	MS&AD Insurance Group Holdings, Inc. (Japan)	1,340
47,571	NN Group NV (Netherlands)	2,335
51,600	Sompo Holdings, Inc. (Japan)	1,106
6,800	T&D Holdings, Inc. (Japan)	109
11,581	Talanx AG (Germany)	893
47,300	Tokio Marine Holdings, Inc. (Japan)	1,704
19,341	Unipol Gruppo SpA (Italy)	240
		11,145
INTERACTIVE MEDIA & SERVICES—0.5%
6,195	CAR Group Ltd. (Australia)	153
2,833	JOYY, Inc. ADR (China)*,2	96
86,200	Kuaishou Technology (China)*,1	508
1,549	REA Group Ltd. (Australia)	229
17,425	Yalla Group Ltd. ADR (United Arab Emirates)*,2	72
		1,058
IT SERVICES—4.1%
1,100	Argo Graphics, Inc. (Japan)	38
5,200	BIPROGY, Inc. (Japan)	164
1,400	Business Brain Showa-Ota, Inc. (Japan)	17
4,200	Core Corp. (Japan)	51
121,000	Fujitsu Ltd. (Japan)	2,326
7,700	Future Corp. (Japan)	99
1,500	GMO GlobalSign Holdings KK (Japan)	27
2,600	ID Holdings Corp. (Japan)	25
64,720	Infosys Ltd. ADR (India)[2]	1,353
5,100	LAC Co. Ltd. (Japan)	25
20,300	NEC Corp. (Japan)	1,727
1,500	Oro Co. Ltd. (Japan)	23
25,200	Otsuka Corp. (Japan)	566
3,300	TechMatrix Corp. (Japan)	48
24,900	TIS, Inc. (Japan)	621
4,200	Ubicom Holdings, Inc. (Japan)	37
14,154	Wix.com Ltd. (Israel)*	2,365
700	Zuken, Inc. (Japan)	17
		9,529
LEISURE PRODUCTS—0.2%
21,600	Bandai Namco Holdings, Inc. (Japan)	453
7,500	Sankyo Co. Ltd. (Japan)	100
		553
MACHINERY—3.3%
7,300	Daihatsu Diesel Manufacturing Co. Ltd. (Japan)	63
5,396	Duerr AG (Germany)	125
54	Exail Technologies SA (France)*	1
165	Exel Industries SA Class A (France)	9
5,700	Glory Ltd. (Japan)	92
13,647	Knorr-Bremse AG (Germany)	1,126
3,700	Maezawa Industries, Inc. (Japan)	29
4,900	Mitsuboshi Belting Ltd. (Japan)	126
3,200	Morita Holdings Corp. (Japan)	43
8,800	Nippon Thompson Co. Ltd. (Japan)	28
2,200	Nitto Kohki Co. Ltd. (Japan)	37
371	Palfinger AG (Austria)	8
516	Rational AG (Germany)	505
2,500	Rheon Automatic Machinery Co. Ltd. (Japan)	23
9,840	Schindler Holding AG (Switzerland)	2,864
4,700	Sodick Co. Ltd. (Japan)	24
57,298	Volvo AB Class B (Sweden)	1,492
55,108	Wartsila OYJ Abp (Finland)	1,055

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
52,300	Yangzijiang Shipbuilding Holdings Ltd. (China)	$102
		7,752
MARINE TRANSPORTATION—1.2%
890	AP Moller - Maersk AS Class B (Denmark)	1,408
17,573	Costamare, Inc. (Monaco)	239
3,529	Danaos Corp. (Greece)	289
2,161	Global Ship Lease, Inc. Class A (United Kingdom)	51
40,373	Hoegh Autoliners ASA (Norway)	425
1,228,800	Marco Polo Marine Ltd. (Singapore)	52
341,700	Samudera Shipping Line Ltd. (Singapore)	204
89,000	SITC International Holdings Co. Ltd. (China)	252
		2,920
MEDIA—0.7%
1,200	AlphaPolis Co. Ltd. (Japan)*	17
4,842	Bloomsbury Publishing PLC (United Kingdom)	42
6,846	Criteo SA ADR (France)*,2	231
1,900	FAN Communications, Inc. (Japan)	5
802	Lagardere SA (France)	19
588	NZME Ltd. (New Zealand)	—
158,443	Pico Far East Holdings Ltd. (Hong Kong)	38
100	Proto Corp. (Japan)	1
33,805	PRT Co. Ltd. (Australia)*	— [x]
10,257	Publicis Groupe SA (France)	1,090
16,315	SKY Network Television Ltd. (New Zealand)	27
10,900	SKY Perfect JSAT Holdings, Inc. (Japan)	62
		1,532
METALS & MINING—1.3%
7,864	Aperam SA (Luxembourg)	214
131,188	BlueScope Steel Ltd. (Australia)	1,743
13,364	Boryszew SA (Poland)	18
11,720	Centerra Gold, Inc. (Canada)	83
87,872	Evolution Mining Ltd. (Australia)	301
1,700	Kurimoto Ltd. (Japan)	42
31,646	Northern Star Resources Ltd. (Australia)	367
35,973	Perenti Ltd. (Australia)	28
169,337	Resolute Mining Ltd. (Australia)*	91
2,600	Tokyo Tekko Co. Ltd. (Japan)	91
2,200	Topy Industries Ltd. (Japan)	28
5,300	Tree Island Steel Ltd. (Canada)	11
		3,017
MULTI-UTILITIES—1.6%
1,438,687	Centrica PLC (United Kingdom)	2,178
89,349	Engie SA (France)	1,497
32,136	Hera SpA (Italy)	123
		3,798
OFFICE REITS—0.0%
1,671	NSI NV (Netherlands)	36
OIL, GAS & CONSUMABLE FUELS—1.9%
269,516	ADNOC Logistics & Services (United Arab Emirates)	425
379,200	Baramulti Suksessarana Tbk. PT (Indonesia)	112
49,051	Channel Infrastructure NZ Ltd. (New Zealand)	52
75,100	China Aviation Oil Singapore Corp. Ltd. (Singapore)	52
1,200	Cosmo Energy Holdings Co. Ltd. (Japan)	59
18,900	ENEOS Holdings, Inc. (Japan)	95
5,823	Gaztransport Et Technigaz SA (France)	847
41,848	Hafnia Ltd. (Singapore)	246
507,155	Horizon Oil Ltd. (Australia)	63
147,200	Idemitsu Kosan Co. Ltd. (Japan)	1,004
3,518	Lubelski Wegiel Bogdanka SA (Poland)	19
700	Paramount Resources Ltd. Class A (Canada)	14
7,822	Petroleo Brasileiro SA ADR (Brazil)[2]	105

COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—Continued
547,000	Petron Corp. (Philippines)	$24
224,100	PTT Exploration & Production PCL NVDR (Thailand)[2]	842
897,694	Resource Alam Indonesia Tbk. PT (Indonesia)	32
1,305,000	TBS Energi Utama Tbk. PT (Indonesia)*	47
3,014	TORM PLC Class A (United Kingdom)	78
93,400	Ultrapar Participacoes SA (Brazil)	338
		4,454
PAPER & FOREST PRODUCTS—0.0%
1,311	Midway Ltd. (Australia)	1
PASSENGER AIRLINES—0.4%
179,059	Qantas Airways Ltd. (Australia)*	948
PERSONAL CARE PRODUCTS—0.0%
1,294	Shanghai Chicmax Cosmetic Co. Ltd. (China)	6
PHARMACEUTICALS—9.7%
10,400	Eisai Co. Ltd. (Japan)	352
42,715	GSK PLC (United States)	771
39,060	GSK PLC ADR (United States)[2]	1,436
22,942	Hikma Pharmaceuticals PLC (Jordan)	549
726	Ipsen SA (France)	89
22,000	Kyowa Kirin Co. Ltd. (Japan)	363
31,700	Nippon Shinyaku Co. Ltd. (Japan)	850
19,455	Novartis AG (Switzerland)	2,111
57,187	Novo Nordisk AS Class B (Denmark)	6,414
12,200	Ono Pharmaceutical Co. Ltd. (Japan)	152
79	Orion OYJ Class A (Finland)	4
3,429	Orion OYJ Class B (Finland)	167
7,800	Otsuka Holdings Co. Ltd. (Japan)	471
8,492	Richter Gedeon Nyrt (Hungary)	245
25,429	Roche Holding AG (United States)	7,881
30,600	Santen Pharmaceutical Co. Ltd. (Japan)	366
7,800	Sawai Group Holdings Co. Ltd. (Japan)	105
5,600	Seikagaku Corp. (Japan)	32
1,832	UCB SA (Belgium)	353
274	Vetoquinol SA (France)	24
		22,735
PROFESSIONAL SERVICES—6.3%
600	Abist Co. Ltd. (Japan)	12
4,142	Arcadis NV (Netherlands)	287
675	Assystem SA (France)	28
1,600	Career Design Center Co. Ltd. (Japan)	18
21,267	Computershare Ltd. (Australia)	368
1,800	Creek & River Co. Ltd. (Japan)	19
5,300	en Japan, Inc. (Japan)	84
89,905	Experian PLC (United Kingdom)	4,388
4,400	JAC Recruitment Co. Ltd. (Japan)	21
2,600	Matching Service Japan Co. Ltd. (Japan)	18
2,400	MEITEC Group Holdings, Inc. (Japan)	46
989	Pagegroup PLC (United Kingdom)	5
32,700	Persol Holdings Co. Ltd. (Japan)	55
65,500	Recruit Holdings Co. Ltd. (Japan)	4,000
19,258	RELX PLC (United Kingdom)	883
5,300	SIGMAXYZ Holdings, Inc. (Japan)	59
2,400	SMS Co. Ltd. (Japan)	27
8,500	Space Co. Ltd. (Japan)	64
3,412	SThree PLC (United Kingdom)	15
25,975	Wolters Kluwer NV (Netherlands)	4,366
1,600	YAMADA Consulting Group Co. Ltd. (Japan)	22
		14,785
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.2%
946	Almogim Holdings Ltd. (Israel)*	2
8,839	Cedar Woods Properties Ltd. (Australia)	33
3,700	Daito Trust Construction Co. Ltd. (Japan)	409

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
REAL ESTATE MANAGEMENT & DEVELOPMENT—Continued
116,681	Ever Reach Group Holdings Co. Ltd. (China)*	$— [x]
688,400	LBS Bina Group Bhd. (Malaysia)	87
1,077	Melcor Developments Ltd. (Canada)	10
12,963	Modern Land China Co. Ltd. (China)*	— [x]
2,400	Propnex Ltd. (Singapore)	2
		543
RETAIL REITS—1.3%
96,295	Klepierre SA (France)	3,079
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.1%
185	ARM Holdings PLC ADR (United States)*,2	26
252,904	ASE Technology Holding Co. Ltd. ADR (Taiwan)[2]	2,418
1,589	ASML Holding NV New York Registry Shares (Netherlands)	1,069
1,378	ChipMOS Technologies, Inc. ADR (Taiwan)[2]	30
78,025	Himax Technologies, Inc. ADR (Taiwan)[2]	447
3,100	Megachips Corp. (Japan)	111
2,000	Micronics Japan Co. Ltd. (Japan)	50
8,300	Optorun Co. Ltd. (Japan)	104
13,100	SCREEN Holdings Co. Ltd. (Japan)	836
18,455	Silicon Motion Technology Corp. ADR (Taiwan)[2]	993
4,400	Tokyo Electron Ltd. (Japan)	647
1,500	Tokyo Seimitsu Co. Ltd. (Japan)	81
71,860	United Microelectronics Corp. ADR (Taiwan)[2]	491
		7,303
SOFTWARE—3.5%
1,300	Alpha Systems, Inc. (Japan)	27
19,362	Check Point Software Technologies Ltd. (Israel)*	3,354
1,479	CyberArk Software Ltd. (United States)*	409
1,100	Digital Arts, Inc. (Japan)	37
5,400	ISB Corp. (Japan)	49
2,676	Monday.com Ltd. (United States)*	786
2,853	Nemetschek SE (Germany)	307
1,724	Nice Ltd. ADR (Israel)*,2	300
600	NTT Data Intramart Corp. (Japan)	10
1,300	Oracle Corp. (Japan)	124
4,100	PCA Corp. (Japan)	52
90,824	Sage Group PLC (United Kingdom)	1,135
197	SAP SE (Germany)	46
1,800	Soliton Systems KK (Japan)	15
22,600	Trend Micro, Inc. (Japan)	1,183
1,400	WingArc1st, Inc. (Japan)	30
4,119	Xero Ltd. (New Zealand)*	400
		8,264
SPECIALTY RETAIL—3.0%
441	Castro Model Ltd. (Israel)*	10
6,100	Fast Retailing Co. Ltd. (Japan)	1,950
4,300	Fuji Corp. (Japan)	51
63,833	Industria de Diseno Textil SA (Spain)[3]	3,639
70,267	Kingfisher PLC (United Kingdom)	266
6,986	Naturhouse Health SAU (Spain)	13
10,200	PAL GROUP Holdings Co. Ltd. (Japan)	205
63,500	USS Co. Ltd. (Japan)	532
9,700	ZOZO, Inc. (Japan)	315
		6,981
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.4%
41,600	Brother Industries Ltd. (Japan)	810
58,600	Konica Minolta, Inc. (Japan)	245
34,614	Logitech International SA (Switzerland)	2,834
5,100	MIMAKI ENGINEERING Co. Ltd. (Japan)	45
107,300	Ricoh Co. Ltd. (Japan)	1,162
19,800	Seiko Epson Corp. (Japan)	360
4,000	Toshiba TEC Corp. (Japan)	91

COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—Continued
6,000	Wacom Co. Ltd. (Japan)	$28
		5,575
TEXTILES, APPAREL & LUXURY GOODS—2.6%
9,456	adidas AG (Germany)	2,265
28,300	Asics Corp. (Japan)	494
656	Bijou Brigitte AG (Germany)	25
28,133	On Holding AG Class A (Switzerland)*	1,334
12,252	Pandora AS (Denmark)	1,852
121,200	Poh Kong Holdings Bhd. (Malaysia)	31
6,900	Seiko Group Corp. (Japan)	174
		6,175
TRADING COMPANIES & DISTRIBUTORS—0.5%
1,621	AddTech AB Class B (Sweden)	45
2,900	Gecoss Corp. (Japan)	18
3,200	Hanwa Co. Ltd. (Japan)	106
2,200	Kanaden Corp. (Japan)	21
2,200	Meiji Electric Industries Co. Ltd. (Japan)	20
1,600	Nanyo Corp. (Japan)	11
152,987	New Times Corp. Ltd. (Hong Kong)*	1
900	Nice Corp. (Japan)	10
2,300	Parker Corp. (Japan)	11
34,095	Rexel SA (France)	939
3,400	Sugimoto & Co. Ltd. (Japan)	31
1,500	Tsubakimoto Kogyo Co. Ltd. (Japan)	19
		1,232
TRANSPORTATION INFRASTRUCTURE—0.0%
1,963	Ocean Wilsons Holdings Ltd. (Bermuda)	35
74,000	Qilu Expressway Co. Ltd. (China)	22
		57
WIRELESS TELECOMMUNICATION SERVICES—0.8%
37,200	KDDI Corp. (Japan)	1,160
5,400	SoftBank Group Corp. (Japan)	322
480,189	Vodafone Group PLC (United Kingdom)	446
		1,928
TOTAL COMMON STOCKS (Cost $197,380)		229,897

EXCHANGE-TRADED FUNDS—0.6%

(Cost $1,281)
CAPITAL MARKETS—0.6%
16,229	iShares MSCI EAFE ETF (United States)	1,286

PREFERRED STOCKS—1.2%

HOUSEHOLD DURABLES—0.0%
450	Einhell Germany AG (Germany)	33
HOUSEHOLD PRODUCTS—1.2%
31,298	Henkel AG & Co. KGaA (Germany)	2,710
MACHINERY—0.0%
173	KSB SE & Co. KGaA (Germany)	109
TOTAL PREFERRED STOCKS (Cost $2,832)		2,852

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands

Short-Term Investments—2.1%
(Cost $5,012)

Shares		Value
5,012,349	State Street Navigator Securities Lending Government Money Market Portfolio (1 day yield of 4.860%)[4]	5,012
TOTAL INVESTMENTS—101.6% (Cost $206,505)		239,047
CASH AND OTHER ASSETS, LESS LIABILITIES—(1.6)%		(3,735)
TOTAL NET ASSETS—100%		$235,312

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of October 31, 2024 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$52	$178	$—	$230
Europe	10,770	118,839	—	129,609
Latin America	443	—	—	443
Middle East/Central Asia	7,444	1,779	—	9,223
North America	6,304	10,085	—	16,389
Pacific Basin	6,965	67,038	—	74,003
Exchange-Traded Funds
North America	1,286	—	—	1,286
Preferred Stocks
Europe	—	2,852	—	2,852
Short-Term Investments
Investment Company-Securities Lending Investment Fund	5,012	—	—	5,012
Total Investments in Securities	$38,276	$200,771	$—	$239,047

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.
The following is a rollforward of the Fund’s Level 3 investments during the year ended October 31, 2024. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2023 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3[h] (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 10/31/2024 (000s)	Unrealized Gain/(Loss) as of 10/31/2024 (000s)
Common Stock	$33	$—	$(16)	$—	$(20)	$3	$—	$—	$—	$(26)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 10/31/2024 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Danakali Ltd. (Australia)	$—	Market Approach	Estimated Recovery Value	AUD 0.00
Ever Reach Group Holdings Co. Ltd. (China)*	—	Market Approach	Estimated Recovery Value	HKD 0.01
Jaya Bersama Indo Tbk. PT (Indonesia)*.	—	Market Approach	Estimated Recovery Value	IDR 0.00
Modern Land China Co. Ltd. (China)*	—	Market Approach	Estimated Recovery Value	HKD 0.01
$—

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
h
Transferred into Level 3 due to the unavailability of observable market data for pricing or transferred out of Level 3 due to availability of observable market data for pricing.
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of October 31, 2024, the aggregate value of these securities was $2,782 or 1% of net assets.
2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
3
All or a portion of this security was out on loan as of October 31, 2024.
4
Represents the investment of collateral received from securities lending activities.
AUD
Australian Dollar
HKD
Hong Kong Dollar
IDR
Indonesian Rupiah
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor International Small Cap Fund
PORTFOLIO OF INVESTMENTS—October 31, 2024

Subadvisor: Cedar Street Asset Management LLC
Value and Cost in Thousands

COMMON STOCKS—98.1%
Shares		Value
AIR FREIGHT & LOGISTICS—4.5%
50,226	NIPPON EXPRESS HOLDINGS, Inc. (Japan)	$2,476
109,375	Sankyu, Inc. (Japan)	3,799
9,559,857	Singapore Post Ltd. (Singapore)	3,925
		10,200
AUTOMOBILE COMPONENTS—1.4%
2,096,726	Johnson Electric Holdings Ltd. (Hong Kong)	3,183
BEVERAGES—1.5%
1,745,380	C&C Group PLC (Ireland)	3,313
BUILDING PRODUCTS—1.6%
577,512	Genuit Group PLC (United Kingdom)	3,492
CAPITAL MARKETS—1.9%
1,446,515	TP ICAP Group PLC (United Kingdom)	4,208
CHEMICALS—4.3%
74,358	Solvay SA (Belgium)	3,025
254,276	Tosoh Corp. (Japan)	3,159
314,621	Victrex PLC (United Kingdom)	3,458
		9,642
COMMERCIAL SERVICES & SUPPLIES—5.3%
210,573	ISS AS (Denmark)	4,070
119,891	Loomis AB (Sweden)	3,756
1,810,373	Serco Group PLC (United Kingdom)	4,090
		11,916
CONSTRUCTION & ENGINEERING—1.6%
246,797	Raito Kogyo Co. Ltd. (Japan)	3,601
CONSUMER FINANCE—1.4%
35,282	Cembra Money Bank AG (Switzerland)	3,177
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.4%
325,153	Qol Holdings Co. Ltd. (Japan)	3,026
127,751	San-A Co. Ltd. (Japan)	2,393
		5,419
CONTAINERS & PACKAGING—6.4%
219,111	Fuji Seal International, Inc. (Japan)	3,721
99,466	Huhtamaki OYJ (Finland)	3,899
169,986	SIG Group AG (Switzerland)	3,668
242,448	Transcontinental, Inc. Class A (Canada)	2,995
		14,283
DISTRIBUTORS—3.2%
363,880	Inchcape PLC (United Kingdom)	3,366
140,300	PALTAC Corp. (Japan)	3,786
		7,152
ELECTRICAL EQUIPMENT—1.3%
120,654	Mersen SA (France)	2,815
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—9.1%
398,509	Anritsu Corp. (Japan)	3,001
86,486	Jeol Ltd. (Japan)	3,208
50,616	Landis & Gyr Group AG (Switzerland)	4,077
334,903	Optex Group Co. Ltd. (Japan)	3,562
257,638	Topcon Corp. (Japan)	2,616
391,178	Venture Corp. Ltd. (Singapore)	3,924
		20,388

COMMON STOCKS—Continued
Shares		Value
FINANCIAL SERVICES—1.2%
658,980	Spaxs SpA (Italy)	$2,674
FOOD PRODUCTS—3.2%
110,339	Ariake Japan Co. Ltd. (Japan)	3,852
1,812,604	Aryzta AG (Switzerland)*	3,206
80,687	AustAsia Group Ltd. (China)*	11
		7,069
GAS UTILITIES—1.3%
117,499	Rubis SCA (France)	2,879
GROUND TRANSPORTATION—1.2%
606,620	Zigup PLC (United Kingdom)	2,766
HEALTH CARE EQUIPMENT & SUPPLIES—4.9%
161,680	Ansell Ltd. (Australia)	3,288
1,035,487	Arjo AB Class B (Sweden)	3,415
256,343	Nakanishi, Inc. (Japan)	4,359
		11,062
HEALTH CARE PROVIDERS & SERVICES—3.5%
208,979	Fagron (Belgium)	4,230
200,087	Sonic Healthcare Ltd. (Australia)	3,525
		7,755
HOTELS, RESTAURANTS & LEISURE—1.6%
196,922	Resorttrust, Inc. (Japan)	3,578
HOUSEHOLD DURABLES—1.5%
276,569	Fujitsu General Ltd. (Japan)	3,449
INSURANCE—4.6%
81,963	ASR Nederland NV (Netherlands)	3,885
192,193	Coface SA (France)	3,099
1,582,666	Direct Line Insurance Group PLC (United Kingdom)	3,347
		10,331
IT SERVICES—1.8%
221,126	TietoEVRY OYJ (Finland)	4,120
LEISURE PRODUCTS—1.7%
178,962	Spin Master Corp. (Canada)[1]	3,788
MACHINERY—8.7%
114,144	Construcciones y Auxiliar de Ferrocarriles SA (Spain)	4,516
489,020	Husqvarna AB Class B (Sweden)[2]	3,158
310,139	METAWATER Co. Ltd. (Japan)	3,588
867,020	Morgan Advanced Materials PLC (United Kingdom)	2,689
178,713	Nabtesco Corp. (Japan)	2,897
188,382	Norma Group SE (Germany)	2,612
		19,460
MEDIA—2.4%
58,676	Criteo SA ADR (France)*,3	1,976
107,729	RTL Group SA (Luxembourg)	3,428
		5,404
METALS & MINING—1.5%
127,619	Aperam SA (Luxembourg)	3,474
PERSONAL CARE PRODUCTS—1.5%
399,072	Ontex Group NV (Belgium)*	3,358
PROFESSIONAL SERVICES—2.4%
2,295,916	Hays PLC (United Kingdom)	2,289

⬤

Harbor International Small Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—Continued
259,517	Tinexta SpA (Italy)	$3,060
		5,349
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.7%
2,797,564	ESR Group Ltd. (China)[1]	3,793
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.0%
486,007	X-Fab Silicon Foundries SE (Belgium)*,1	2,315
SOFTWARE—2.7%
297,105	Computer Engineering & Consulting Ltd. (Japan)	3,500
484,218	TomTom NV (Netherlands)*	2,645
		6,145
TEXTILES, APPAREL & LUXURY GOODS—1.9%
3,390,595	Coats Group PLC (United Kingdom)	4,161

COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—1.9%
552,408	BOC Aviation Ltd. (China)[1]	$4,284
TOTAL COMMON STOCKS (Cost $219,610)		$220,003

Short-Term Investments—0.0%
(Cost $68)

67,837	State Street Navigator Securities Lending Government Money Market Portfolio (1 day yield of 4.860%)[4]	68
TOTAL INVESTMENTS—98.1% (Cost $219,678)		220,071
CASH AND OTHER ASSETS, LESS LIABILITIES—1.9%		4,176
TOTAL NET ASSETS—100%		$224,247

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of October 31, 2024 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$2,580	$121,135	$—	$123,715
North America	6,783	—	—	6,783
Pacific Basin	—	89,505	—	89,505
Short-Term Investments
Investment Company-Securities Lending Investment Fund	68	—	—	68
Total Investments in Securities	$9,431	$210,640	$—	$220,071
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of October 31, 2024, the aggregate value of these securities was $14,180 or 6% of net assets.
2
All or a portion of this security was out on loan as of October 31, 2024.
3
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
4
Represents the investment of collateral received from securities lending activities.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Large Cap Value Fund
PORTFOLIO OF INVESTMENTS—October 31, 2024

Subadvisor: Aristotle Capital Management, LLC
Value and Cost in Thousands

COMMON STOCKS—98.4%
Shares		Value
AEROSPACE & DEFENSE—2.1%
138,000	General Dynamics Corp.	$40,242
AUTOMOBILE COMPONENTS—1.7%
1,905,000	Cie Generale des Etablissements Michelin SCA ADR (France)[1]	31,985
BANKS—8.8%
337,000	Commerce Bancshares, Inc.	21,062
239,000	Cullen/Frost Bankers, Inc.	30,437
3,008,000	Mitsubishi UFJ Financial Group, Inc. ADR (Japan)[1]	31,825
205,000	PNC Financial Services Group, Inc.	38,595
940,000	U.S. Bancorp	45,411
		167,330
BEVERAGES—3.7%
607,000	Coca-Cola Co.	39,643
131,000	Constellation Brands, Inc. Class A	30,437
		70,080
BIOTECHNOLOGY—2.7%
158,000	Amgen, Inc.	50,585
CAPITAL MARKETS—6.0%
136,000	Ameriprise Financial, Inc.	69,401
262,000	Blackstone, Inc.	43,950
		113,351
CHEMICALS—7.9%
960,000	Corteva, Inc.	58,483
189,000	Ecolab, Inc.	46,443
360,000	RPM International, Inc.	45,760
		150,686
CONSTRUCTION MATERIALS—3.0%
96,000	Martin Marietta Materials, Inc.	56,865
CONSUMER FINANCE—2.9%
336,000	Capital One Financial Corp.	54,697
DIVERSIFIED TELECOMMUNICATION SERVICES—2.2%
982,000	Verizon Communications, Inc.	41,372
ELECTRIC UTILITIES—2.0%
555,000	Xcel Energy, Inc.	37,080
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.9%
81,000	Teledyne Technologies, Inc. *	36,881
GAS UTILITIES—2.5%
336,000	Atmos Energy Corp.	46,630
HEALTH CARE EQUIPMENT & SUPPLIES—3.7%
451,000	Alcon AG	41,470
317,000	Medtronic PLC	28,292
		69,762
HOUSEHOLD DURABLES—5.7%
397,000	Lennar Corp. Class A	67,609
7,126	Lennar Corp. Class B	1,142

COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—Continued
2,265,000	Sony Group Corp. ADR (Japan)[1]	$39,864
		108,615
HOUSEHOLD PRODUCTS—2.0%
233,000	Procter & Gamble Co.	38,487
INDUSTRIAL CONGLOMERATES—2.0%
189,000	Honeywell International, Inc.	38,873
INSURANCE—2.1%
537,000	American International Group, Inc.	40,748
LIFE SCIENCES TOOLS & SERVICES—2.3%
176,000	Danaher Corp.	43,236
MACHINERY—8.0%
254,936	Oshkosh Corp.	26,065
133,000	Parker-Hannifin Corp.	84,331
347,000	Xylem, Inc.	42,258
		152,654
OIL, GAS & CONSUMABLE FUELS—3.8%
1,447,000	Coterra Energy, Inc.	34,612
597,000	TotalEnergies SE ADR (France)[1]	37,349
		71,961
PHARMACEUTICALS—2.0%
376,000	Merck & Co., Inc.	38,472
RESIDENTIAL REITS—1.7%
448,000	Equity LifeStyle Properties, Inc.	31,414
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.7%
580,000	Microchip Technology, Inc.	42,555
291,000	QUALCOMM, Inc.	47,366
		89,921
SOFTWARE—8.7%
107,500	Adobe, Inc. *	51,394
150,000	ANSYS, Inc. *	48,061
164,000	Microsoft Corp.	66,641
		166,096
SPECIALTY RETAIL—2.2%
161,000	Lowe’s Cos., Inc.	42,155
WATER UTILITIES—2.1%
291,000	American Water Works Co., Inc.	40,190
TOTAL COMMON STOCKS (Cost $1,108,350)		1,870,368
TOTAL INVESTMENTS—98.4% (Cost $1,108,350)		1,870,368
CASH AND OTHER ASSETS, LESS LIABILITIES—1.6%		29,673
TOTAL NET ASSETS—100%		$1,900,041

⬤

Harbor Large Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Mid Cap Fund
PORTFOLIO OF INVESTMENTS—October 31, 2024

Subadvisor: EARNEST Partners LLC
Value and Cost in Thousands

COMMON STOCKS—97.9%
Shares		Value
AEROSPACE & DEFENSE—4.4%
8,137	General Dynamics Corp.	$2,373
32,924	Hexcel Corp.	1,932
17,881	Woodward, Inc.	2,934
		7,239
BANKS—1.5%
148,449	KeyCorp	2,561
BUILDING PRODUCTS—2.7%
55,729	Masco Corp.	4,453
CAPITAL MARKETS—9.7%
24,753	Houlihan Lokey, Inc.	4,277
24,788	Intercontinental Exchange, Inc.	3,864
27,454	Raymond James Financial, Inc.	4,069
37,130	Stifel Financial Corp.	3,847
		16,057
CHEMICALS—4.5%
19,898	Albemarle Corp.	1,885
24,685	Eastman Chemical Co.	2,594
33,608	Scotts Miracle-Gro Co.	2,923
		7,402
COMMERCIAL SERVICES & SUPPLIES—2.9%
24,035	Republic Services, Inc.	4,759
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.3%
28,651	Sysco Corp.	2,147
CONTAINERS & PACKAGING—2.7%
11,693	Packaging Corp. of America	2,677
48,207	Sealed Air Corp.	1,744
		4,421
ELECTRICAL EQUIPMENT—1.4%
66,464	Sensata Technologies Holding PLC	2,282
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.2%
18,497	Arrow Electronics, Inc. *	2,195
20,411	Keysight Technologies, Inc. *	3,042
		5,237
ENERGY EQUIPMENT & SERVICES—1.7%
51,694	ChampionX Corp.	1,459
40,651	Helmerich & Payne, Inc.	1,366
		2,825
FINANCIAL SERVICES—1.5%
23,864	Global Payments, Inc.	2,475
GROUND TRANSPORTATION—1.6%
78,533	CSX Corp.	2,642
HEALTH CARE EQUIPMENT & SUPPLIES—0.8%
54,087	Dentsply Sirona, Inc.	1,253
HEALTH CARE PROVIDERS & SERVICES—4.9%
12,479	Cencora, Inc.	2,846
44,375	Centene Corp. *	2,763
11,283	Labcorp Holdings, Inc.	2,576
		8,185
HOTELS, RESTAURANTS & LEISURE—2.0%
20,924	Darden Restaurants, Inc.	3,348

COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—2.5%
24,377	DR Horton, Inc.	$4,120
INDUSTRIAL REITS—1.2%
79,114	Americold Realty Trust, Inc.	2,032
INSURANCE—7.1%
18,599	Progressive Corp.	4,516
18,975	Reinsurance Group of America, Inc.	4,005
12,377	RenaissanceRe Holdings Ltd. (Bermuda)	3,248
		11,769
IT SERVICES—1.8%
30,258	Akamai Technologies, Inc. *	3,058
LIFE SCIENCES TOOLS & SERVICES—6.2%
20,787	Agilent Technologies, Inc.	2,709
7,556	Bio-Rad Laboratories, Inc. Class A*	2,706
11,693	IQVIA Holdings, Inc. *	2,407
56,994	Qiagen NV *	2,399
		10,221
MACHINERY—5.7%
8,650	Cummins, Inc.	2,846
17,368	Dover Corp.	3,288
9,847	Snap-on, Inc.	3,251
		9,385
MULTI-UTILITIES—1.7%
29,095	WEC Energy Group, Inc.	2,779
OFFICE REITS—1.7%
35,831	BXP, Inc.	2,887
OIL, GAS & CONSUMABLE FUELS—2.0%
94,294	Coterra Energy, Inc.	2,256
33,813	Murphy Oil Corp.	1,064
		3,320
PROFESSIONAL SERVICES—1.6%
12,514	Broadridge Financial Solutions, Inc.	2,639
REAL ESTATE MANAGEMENT & DEVELOPMENT—3.2%
40,720	CBRE Group, Inc. Class A*	5,333
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.8%
12,138	Applied Materials, Inc.	2,204
32,548	Entegris, Inc.	3,408
26,018	Skyworks Solutions, Inc.	2,279
		7,891
SOFTWARE—3.3%
10,873	ANSYS, Inc. *	3,484
3,830	Synopsys, Inc. *	1,967
		5,451
SPECIALIZED REITS—1.3%
9,779	SBA Communications Corp.	2,244
SPECIALTY RETAIL—3.7%
13,574	Ross Stores, Inc.	1,896
17,505	TJX Cos., Inc.	1,979
6,086	Ulta Beauty, Inc. *	2,246
		6,121

⬤

Harbor Mid Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—3.3%
70,977	Air Lease Corp.	$3,148
16,616	GATX Corp.	2,289
		5,437
TOTAL COMMON STOCKS (Cost $134,856)		161,973
TOTAL INVESTMENTS—97.9% (Cost $134,856)		161,973
CASH AND OTHER ASSETS, LESS LIABILITIES—2.1%		3,485
TOTAL NET ASSETS—100%		$165,458

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—October 31, 2024

Subadvisor: LSV Asset Management
Value and Cost in Thousands

COMMON STOCKS—99.1%
Shares		Value
AEROSPACE & DEFENSE—1.6%
9,300	Huntington Ingalls Industries, Inc.	$1,720
51,700	Textron, Inc.	4,158
		5,878
AUTOMOBILE COMPONENTS—1.0%
49,100	BorgWarner, Inc.	1,651
68,900	Goodyear Tire & Rubber Co. *	552
13,700	Lear Corp.	1,312
7,200	Phinia, Inc.	335
		3,850
AUTOMOBILES—1.2%
34,600	General Motors Co.	1,756
78,300	Harley-Davidson, Inc.	2,502
		4,258
BANKS—4.0%
83,200	Citizens Financial Group, Inc.	3,504
63,400	Fifth Third Bancorp	2,769
175,900	First Horizon Corp.	3,048
68,100	KeyCorp	1,175
86,800	Regions Financial Corp.	2,072
45,500	Zions Bancorp NA	2,369
		14,937
BEVERAGES—0.9%
63,900	Molson Coors Beverage Co. Class B	3,481
BIOTECHNOLOGY—3.2%
8,200	Biogen, Inc. *	1,427
78,000	Exelixis, Inc. *	2,590
22,900	Halozyme Therapeutics, Inc. *	1,158
44,400	Incyte Corp. *	3,291
64,900	Ironwood Pharmaceuticals, Inc. *	256
8,800	United Therapeutics Corp. *	3,291
		12,013
BROADLINE RETAIL—1.4%
63,800	eBay, Inc.	3,669
20,400	Kohl’s Corp.	377
82,300	Macy’s, Inc.	1,263
		5,309
BUILDING PRODUCTS—1.3%
13,700	Builders FirstSource, Inc. *	2,348
13,500	Owens Corning	2,387
		4,735
CAPITAL MARKETS—5.2%
7,600	Ameriprise Financial, Inc.	3,878
71,900	Bank of New York Mellon Corp.	5,419
79,000	Federated Hermes, Inc.	3,170
54,560	State Street Corp.	5,063
15,700	Stifel Financial Corp.	1,627
		19,157
CHEMICALS—2.2%
36,300	Chemours Co.	659
19,500	Eastman Chemical Co.	2,049
43,600	Koppers Holdings, Inc.	1,483
12,800	LyondellBasell Industries NV Class A	1,112
4,200	NewMarket Corp.	2,205
43,200	Orion SA (Germany)	647
		8,155

COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—1.0%
33,500	ABM Industries, Inc.	$1,777
18,200	Brink’s Co.	1,871
		3,648
CONSUMER FINANCE—2.3%
88,200	Ally Financial, Inc.	3,091
6,700	Discover Financial Services	995
133,400	Navient Corp.	1,898
46,400	Synchrony Financial	2,559
		8,543
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.4%
87,900	Kroger Co.	4,902
31,500	Walgreens Boots Alliance, Inc.	298
		5,200
CONTAINERS & PACKAGING—2.6%
45,800	Berry Global Group, Inc.	3,226
21,200	Greif, Inc. Class A	1,324
78,400	O-I Glass, Inc. *	871
36,900	Silgan Holdings, Inc.	1,909
46,000	Sonoco Products Co.	2,416
		9,746
DIVERSIFIED CONSUMER SERVICES—1.0%
23,500	Adtalem Global Education, Inc. *	1,902
29,400	H&R Block, Inc.	1,756
		3,658
DIVERSIFIED REITS—0.5%
62,318	American Assets Trust, Inc.	1,679
ELECTRIC UTILITIES—1.5%
60,400	NRG Energy, Inc.	5,460
ELECTRICAL EQUIPMENT—0.5%
20,200	Atkore, Inc.	1,732
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.6%
23,300	Arrow Electronics, Inc. *	2,765
24,200	Avnet, Inc.	1,312
54,400	Flex Ltd. *	1,886
24,100	Jabil, Inc.	2,967
31,200	Sanmina Corp. *	2,187
19,300	TD SYNNEX Corp.	2,226
		13,343
ENERGY EQUIPMENT & SERVICES—0.6%
80,100	Halliburton Co.	2,222
FINANCIAL SERVICES—2.6%
79,987	Banco Latinoamericano de Comercio Exterior SA (Panama)	2,557
105,300	MGIC Investment Corp.	2,637
77,000	Radian Group, Inc.	2,688
169,700	Western Union Co.	1,826
		9,708
FOOD PRODUCTS—4.3%
37,700	Archer-Daniels-Midland Co.	2,081
22,800	Bunge Global SA	1,916
46,700	Campbell Soup Co.	2,179
47,700	Conagra Brands, Inc.	1,380
34,200	General Mills, Inc.	2,326
23,800	Ingredion, Inc.	3,160

⬤

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—Continued
84,600	Kraft Heinz Co.	$2,831
		15,873
GAS UTILITIES—1.4%
49,700	National Fuel Gas Co.	3,008
92,700	UGI Corp.	2,217
		5,225
GROUND TRANSPORTATION—1.0%
26,268	Ryder System, Inc.	3,842
HEALTH CARE EQUIPMENT & SUPPLIES—0.6%
65,000	Baxter International, Inc.	2,320
HEALTH CARE PROVIDERS & SERVICES—4.2%
39,500	Cardinal Health, Inc.	4,287
41,100	Centene Corp. *	2,559
18,300	DaVita, Inc. *	2,558
3,000	McKesson Corp.	1,502
52,600	Patterson Cos., Inc.	1,105
92,500	Premier, Inc. Class A	1,864
8,200	Universal Health Services, Inc. Class B	1,675
		15,550
HEALTH CARE REITS—1.2%
49,100	Omega Healthcare Investors, Inc.	2,085
121,100	Sabra Health Care REIT, Inc.	2,350
		4,435
HOTEL & RESORT REITS—0.9%
121,000	Host Hotels & Resorts, Inc.	2,086
65,800	Park Hotels & Resorts, Inc.	914
102,411	Service Properties Trust	328
		3,328
HOTELS, RESTAURANTS & LEISURE—0.7%
77,800	Bloomin' Brands, Inc.	1,291
37,700	MGM Resorts International *	1,390
		2,681
HOUSEHOLD DURABLES—4.3%
35,000	Ethan Allen Interiors, Inc.	968
16,100	KB Home	1,264
11,400	Meritage Homes Corp.	2,066
41,100	PulteGroup, Inc.	5,324
34,500	Toll Brothers, Inc.	5,052
13,300	Whirlpool Corp.	1,377
		16,051
HOUSEHOLD PRODUCTS—0.4%
40,600	Energizer Holdings, Inc.	1,302
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—1.1%
32,700	Vistra Corp.	4,086
INDUSTRIAL REITS—0.5%
13,100	Innovative Industrial Properties, Inc.	1,692
INSURANCE—6.7%
35,200	Aflac, Inc.	3,689
6,300	American Financial Group, Inc.	812
45,280	American International Group, Inc.	3,436
45,100	CNO Financial Group, Inc.	1,551
33,800	Employers Holdings, Inc.	1,647
49,400	Hartford Financial Services Group, Inc.	5,456
25,800	Lincoln National Corp.	896
129,100	Old Republic International Corp.	4,509

COMMON STOCKS—Continued
Shares		Value
INSURANCE—Continued
20,900	Universal Insurance Holdings, Inc.	$417
37,000	Unum Group	2,375
		24,788
IT SERVICES—0.4%
73,300	DXC Technology Co. *	1,456
LEISURE PRODUCTS—0.8%
19,500	Brunswick Corp.	1,555
64,100	Mattel, Inc. *	1,306
		2,861
MACHINERY—7.8%
32,700	AGCO Corp.	3,265
41,900	Allison Transmission Holdings, Inc.	4,477
317,300	CNH Industrial NV	3,563
13,500	Cummins, Inc.	4,441
93,400	Gates Industrial Corp. PLC *	1,807
44,500	Mueller Industries, Inc.	3,648
16,800	Oshkosh Corp.	1,718
22,600	PACCAR, Inc.	2,357
9,100	Snap-on, Inc.	3,004
118,000	Titan International, Inc. *	760
		29,040
MEDIA—2.0%
86,200	Fox Corp. Class A	3,620
13,100	Nexstar Media Group, Inc.	2,305
78,300	TEGNA, Inc.	1,286
		7,211
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—0.1%
27,300	Annaly Capital Management, Inc.	519
OFFICE REITS—1.8%
99,400	Brandywine Realty Trust	504
87,800	Cousins Properties, Inc.	2,690
57,700	Highwoods Properties, Inc.	1,935
52,750	Office Properties Income Trust	84
138,248	Piedmont Office Realty Trust, Inc. Class A	1,374
		6,587
OIL, GAS & CONSUMABLE FUELS—3.9%
27,200	APA Corp.	642
5,700	Chord Energy Corp.	713
33,200	Devon Energy Corp.	1,284
132,800	DHT Holdings, Inc.	1,371
34,700	HF Sinclair Corp.	1,340
14,100	Marathon Petroleum Corp.	2,051
34,500	Matador Resources Co.	1,798
19,500	Phillips 66	2,376
25,900	Scorpio Tankers, Inc. (Monaco)	1,509
10,700	Valero Energy Corp.	1,388
3,636	Vitesse Energy, Inc.	90
		14,562
PAPER & FOREST PRODUCTS—0.5%
20,900	Sylvamo Corp.	1,777
PASSENGER AIRLINES—1.3%
43,300	Delta Air Lines, Inc.	2,478
31,500	United Airlines Holdings, Inc. *	2,465
		4,943
PERSONAL CARE PRODUCTS—0.2%
115,300	Herbalife Ltd. *	871

⬤

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—2.3%
40,400	Harmony Biosciences Holdings, Inc. *	$1,298
31,000	Jazz Pharmaceuticals PLC *	3,411
104,900	Organon & Co.	1,970
142,800	Viatris, Inc.	1,656
		8,335
PROFESSIONAL SERVICES—1.3%
26,400	CSG Systems International, Inc.	1,231
27,500	ManpowerGroup, Inc.	1,728
28,900	SS&C Technologies Holdings, Inc.	2,021
		4,980
RETAIL REITS—1.6%
121,600	Brixmor Property Group, Inc.	3,277
72,500	Kite Realty Group Trust	1,861
23,800	Tanger, Inc.	791
		5,929
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.5%
78,700	Amkor Technology, Inc.	2,003
24,000	Cirrus Logic, Inc. *	2,636
45,900	Photronics, Inc. *	1,046
		5,685
SOFTWARE—1.7%
93,600	Dropbox, Inc. Class A*	2,420
62,300	Gen Digital, Inc.	1,813
27,000	Zoom Video Communications, Inc. Class A*	2,018
		6,251

COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—2.5%
7,200	AutoNation, Inc. *	$1,119
16,400	Best Buy Co., Inc.	1,483
7,900	Dick’s Sporting Goods, Inc.	1,547
6,800	Group 1 Automotive, Inc.	2,477
36,200	ODP Corp. *	1,123
11,200	Penske Automotive Group, Inc.	1,687
		9,436
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.9%
147,900	HP, Inc.	5,254
17,200	Western Digital Corp. *	1,123
93,900	Xerox Holdings Corp.	767
		7,144
TEXTILES, APPAREL & LUXURY GOODS—0.6%
16,000	Capri Holdings Ltd. *	316
28,100	G-III Apparel Group Ltd. *	851
12,350	PVH Corp.	1,216
		2,383
TOTAL COMMON STOCKS (Cost $300,795)		367,855
TOTAL INVESTMENTS—99.1% (Cost $300,795)		367,855
CASH AND OTHER ASSETS, LESS LIABILITIES—0.9%		3,277
TOTAL NET ASSETS—100%		$371,132

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS—October 31, 2024

Subadvisor: Westfield Capital Management Company, L.P.
Value and Cost in Thousands

COMMON STOCKS—95.9%
Shares		Value
AEROSPACE & DEFENSE—1.9%
175,787	Moog, Inc. Class A	$33,153
BANKS—1.7%
211,220	Western Alliance Bancorp	17,576
112,610	Wintrust Financial Corp.	13,050
		30,626
BIOTECHNOLOGY—14.7%
1,501,880	89bio, Inc. *	11,685
517,200	Ascendis Pharma AS ADR (Denmark)*,1	63,522
868,500	Bicycle Therapeutics PLC ADR (United Kingdom)*,1	20,362
300,760	Cytokinetics, Inc. *	15,339
120,580	Insmed, Inc. *	8,113
288,950	Merus NV (Netherlands)*	14,427
550,429	MoonLake Immunotherapeutics *	25,551
1,028,075	Rocket Pharmaceuticals, Inc. *	17,117
235,390	Soleno Therapeutics, Inc. *	12,960
445,781	Vaxcyte, Inc. *	47,409
131,840	Viking Therapeutics, Inc. *	9,564
333,169	Xenon Pharmaceuticals, Inc. (Canada)*	13,697
		259,746
CHEMICALS—4.0%
725,940	Avient Corp.	33,836
964,080	Axalta Coating Systems Ltd. *	36,558
		70,394
COMMERCIAL SERVICES & SUPPLIES—2.5%
453,750	Casella Waste Systems, Inc. Class A*	44,413
COMMUNICATIONS EQUIPMENT—1.7%
372,355	Applied Optoelectronics, Inc. *	5,816
100,803	F5, Inc. *	23,576
		29,392
CONSTRUCTION & ENGINEERING—6.1%
151,340	Comfort Systems USA, Inc.	59,180
411,450	Fluor Corp. *	21,511
149,970	Primoris Services Corp.	9,391
557,569	WillScot Holdings Corp. *	18,478
		108,560
DIVERSIFIED CONSUMER SERVICES—1.2%
721,000	KinderCare Learning Cos., Inc. *	21,024
ELECTRICAL EQUIPMENT—3.8%
508,680	NEXTracker, Inc. Class A*	20,255
160,405	Regal Rexnord Corp.	26,714
598,220	Sensata Technologies Holding PLC	20,543
		67,512
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.4%
302,130	Celestica, Inc. (Canada)*	20,666
71,690	Fabrinet (Thailand)*	17,275
122,230	Insight Enterprises, Inc. *	21,380
		59,321
ENERGY EQUIPMENT & SERVICES—0.9%
541,370	ChampionX Corp.	15,277
FINANCIAL SERVICES—3.4%
1,333,776	Flywire Corp. *	23,234
1,740,566	Marqeta, Inc. Class A*	9,852

COMMON STOCKS—Continued
Shares		Value
FINANCIAL SERVICES—Continued
306,530	Shift4 Payments, Inc. Class A*	$27,723
		60,809
GROUND TRANSPORTATION—1.7%
62,098	Saia, Inc. *	30,342
HEALTH CARE EQUIPMENT & SUPPLIES—6.3%
102,600	Glaukos Corp. *	13,569
389,070	Haemonetics Corp. *	27,686
323,004	iRhythm Technologies, Inc. *	23,398
326,583	Lantheus Holdings, Inc. *	35,872
119,349	PROCEPT BioRobotics Corp. *	10,742
		111,267
HEALTH CARE PROVIDERS & SERVICES—2.4%
63,720	Ensign Group, Inc.	9,876
1,432,937	Option Care Health, Inc. *	33,015
		42,891
HOTELS, RESTAURANTS & LEISURE—3.5%
220,562	Churchill Downs, Inc.	30,901
93,940	Texas Roadhouse, Inc.	17,954
47,240	Wingstop, Inc.	13,590
		62,445
HOUSEHOLD DURABLES—3.1%
174,529	M/I Homes, Inc. *	26,457
155,957	Meritage Homes Corp.	28,259
		54,716
INDUSTRIAL REITS—1.4%
675,130	STAG Industrial, Inc.	25,169
INSURANCE—4.9%
332,863	Baldwin Insurance Group, Inc. *	15,398
421,453	Kemper Corp.	26,244
604,270	Oscar Health, Inc. Class A*	10,152
181,971	Palomar Holdings, Inc. *	16,336
68,391	Primerica, Inc.	18,931
		87,061
LIFE SCIENCES TOOLS & SERVICES—1.1%
52,019	Bio-Rad Laboratories, Inc. Class A*	18,633
MACHINERY—2.5%
319,714	ITT, Inc.	44,798
OIL, GAS & CONSUMABLE FUELS—1.9%
678,980	Northern Oil & Gas, Inc.	24,613
1,126,960	Uranium Energy Corp. *	8,362
		32,975
PERSONAL CARE PRODUCTS—0.6%
98,060	elf Beauty, Inc. *	10,321
PHARMACEUTICALS—2.2%
934,416	Innoviva, Inc. *	18,277
241,980	Intra-Cellular Therapies, Inc. *	20,508
		38,785
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.9%
331,798	Ichor Holdings Ltd. *	9,045
341,684	Lattice Semiconductor Corp. *	17,310
83,770	Onto Innovation, Inc. *	16,614

⬤

Harbor Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—Continued
533,404	Rambus, Inc. *	$25,507
		68,476
SOFTWARE—8.9%
2,019,621	CCC Intelligent Solutions Holdings, Inc. *	21,024
653,980	Dynatrace, Inc. *	35,184
1,572,470	Lightspeed Commerce, Inc. (Canada)*	23,776
446,610	Onestream, Inc. *	13,184
443,860	Procore Technologies, Inc. *	29,139
730,059	Samsara, Inc. Class A*	34,890
		157,197
SPECIALTY RETAIL—2.6%
242,810	Abercrombie & Fitch Co. Class A*	32,000
567,735	Revolve Group, Inc. *	14,091
		46,091

COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—3.6%
69,220	Applied Industrial Technologies, Inc.	$16,031
355,418	FTAI Aviation Ltd.	47,782
		63,813
TOTAL COMMON STOCKS (Cost $1,454,081)		1,695,207
TOTAL INVESTMENTS—95.9% (Cost $1,454,081)		1,695,207
CASH AND OTHER ASSETS, LESS LIABILITIES—4.1%		71,877
TOTAL NET ASSETS—100%		$1,767,084

FAIR VALUE MEASUREMENTS
All Investments as of October 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.
The following is a rollforward of the Fund’s Level 3 investments during the year ended October 31, 2024. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2023 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 10/31/2024 (000s)	Unrealized Gain/(Loss) as of 10/31/2024 (000s)
Common Stock	$6,370	$203	$(11,573)	$—	$2,258	$2,742	$—	$—	$—	$—

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Small Cap Value Fund
PORTFOLIO OF INVESTMENTS—October 31, 2024

Subadvisor: EARNEST Partners LLC
Value and Cost in Thousands

COMMON STOCKS—97.9%
Shares		Value
AEROSPACE & DEFENSE—5.9%
647,439	AAR Corp. *	$38,005
753,567	Hexcel Corp.	44,227
319,986	Moog, Inc. Class A	60,349
		142,581
BANKS—13.0%
783,433	Enterprise Financial Services Corp.	41,302
1,074,087	First Merchants Corp.	39,795
773,833	Heartland Financial USA, Inc.	46,043
577,042	SouthState Corp.	56,279
1,380,207	Trustmark Corp.	47,921
1,111,952	United Bankshares, Inc.	41,898
1,467,137	United Community Banks, Inc.	41,755
		314,993
CAPITAL MARKETS—6.1%
566,909	Houlihan Lokey, Inc.	97,945
478,379	Stifel Financial Corp.	49,569
		147,514
CHEMICALS—5.0%
554,109	Cabot Corp.	59,750
706,636	Scotts Miracle-Gro Co.	61,463
		121,213
COMMERCIAL SERVICES & SUPPLIES—2.7%
678,904	Casella Waste Systems, Inc. Class A*	66,451
CONSUMER FINANCE—1.7%
407,449	FirstCash Holdings, Inc.	42,159
ELECTRICAL EQUIPMENT—1.6%
410,115	EnerSys	39,724
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—6.7%
407,449	Advanced Energy Industries, Inc.	44,220
694,903	CTS Corp.	34,391
157,859	Littelfuse, Inc.	38,617
316,786	Plexus Corp. *	45,649
		162,877
ENERGY EQUIPMENT & SERVICES—6.5%
1,428,205	Archrock, Inc.	28,593
1,474,070	Core Laboratories, Inc.	27,860
1,907,651	Expro Group Holdings NV *	24,322
943,959	Helmerich & Payne, Inc.	31,717
1,807,389	Oceaneering International, Inc. *	44,100
		156,592
FOOD PRODUCTS—1.8%
1,087,420	Darling Ingredients, Inc. *	42,529
GAS UTILITIES—1.7%
560,509	ONE Gas, Inc.	39,947
GROUND TRANSPORTATION—1.7%
276,788	Ryder System, Inc.	40,489
HEALTH CARE EQUIPMENT & SUPPLIES—3.7%
437,314	CONMED Corp.	29,842
485,312	Integer Holdings Corp. *	60,300
		90,142
HOTEL & RESORT REITS—0.6%
1,135,951	Pebblebrook Hotel Trust	13,609

COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—4.4%
1,127,418	Cheesecake Factory, Inc.	$52,109
357,318	Cracker Barrel Old Country Store, Inc.	16,998
11,952,022	Sabre Corp. *	38,246
		107,353
HOUSEHOLD DURABLES—2.6%
271,455	Helen of Troy Ltd. *	17,278
256,522	Meritage Homes Corp.	46,482
		63,760
INDUSTRIAL REITS—1.7%
1,088,486	STAG Industrial, Inc.	40,579
INSURANCE—3.7%
502,911	Horace Mann Educators Corp.	18,728
297,587	Reinsurance Group of America, Inc.	62,815
422,915	United Fire Group, Inc.	8,306
		89,849
MACHINERY—9.8%
423,981	Albany International Corp. Class A	28,797
1,193,549	Flowserve Corp.	62,828
550,909	Franklin Electric Co., Inc.	52,728
430,381	SPX Technologies, Inc. *	61,755
371,717	Timken Co.	30,853
		236,961
OFFICE REITS—1.0%
777,566	COPT Defense Properties	25,038
PROFESSIONAL SERVICES—4.6%
825,031	Parsons Corp. *	89,236
270,388	TriNet Group, Inc.	22,953
		112,189
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.4%
973,291	Amkor Technology, Inc.	24,770
486,912	Diodes, Inc. *	28,475
235,723	Entegris, Inc.	24,682
1,366,341	FormFactor, Inc. *	51,894
		129,821
SOFTWARE—1.8%
1,401,006	Box, Inc. Class A*	44,496
SPECIALIZED REITS—1.3%
1,158,883	Four Corners Property Trust, Inc.	31,939
TEXTILES, APPAREL & LUXURY GOODS—0.9%
1,338,609	Wolverine World Wide, Inc.	20,601
TRADING COMPANIES & DISTRIBUTORS—2.0%
346,118	GATX Corp.	47,681
TOTAL COMMON STOCKS (Cost $1,504,141)		2,371,087
TOTAL INVESTMENTS—97.9% (Cost $1,504,141)		2,371,087
CASH AND OTHER ASSETS, LESS LIABILITIES—2.1%		51,109
TOTAL NET ASSETS—100%		$2,422,196

⬤

Harbor Small Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

 [THIS PAGE INTENTIONALLY LEFT BLANK]

⬤

STATEMENTS OF ASSETS AND LIABILITIES—October 31, 2024

(All amounts in thousands, except per share amounts)

	Embark Commodity Strategy Fund (Consolidated)	Embark Small Cap Equity Fund	Harbor Capital Appreciation Fund	Harbor Convertible Securities Fund	Harbor Core Bond Fund
Assets
Investments, at identified cost	$2,422,725	$1,633,336	$11,453,155	$22,227	$1,207,087
Investments, at value (including securities loaned of $0, $0, $0, $0, $0, $0, $0, $6,660, $691, $0, $8,111, $1,643, $0, $0, $0, $0 and $0)	$2,423,929	$1,681,005	$28,209,762	$24,122	$1,203,581
Cash	383,194	14,429	45,487	474	12,498
Due from broker	155,621	—	—	—	—
Foreign currency, at value (cost: $0, $0, $0, $0, $0, $4, $0, $1,935, $7,719, $4, $23, $0, $0, $0, $0, $0 and $0)	—	—	—	—	—
Receivables for:
Investment sold	999	1,885	61,002	430	—
Capital shares sold	1,518	994	11,236	—	2,335
Dividends	—	270	5,620	—	—
Interest	2,302	—	—	95	9,075
Securities lending income	—	—	—	—	—
Variation margin on futures contracts	38,638	—	—	—	—
Withholding tax	—	—	2,684	—	—
Prepaid registration fees	—	—	34	—	—
Other assets	659	222	3,713	31	24
Total Assets	3,006,860	1,698,805	28,339,538	25,152	1,227,513
Liabilities
Due to custodian	—	—	—	—	—
Payables for:
Investments purchased	78,814	1,796	2	279	3,427
Capital shares reacquired	1,360	526	71,852	—	37
Collateral for securities loaned	—	—	—	—	—
Unrealized depreciation on OTC swap agreements	—	—	—	—	—
Accrued expenses:
Management fees	1,648	841	13,517	11	238
12b-1 fees	—	—	254	—	—
Transfer agent fees	218	119	1,661	1	19
Trustees’ fees and expenses	127	68	4,037	30	23
Other	687	363	1,750	19	58
Total Liabilities	82,854	3,713	93,073	340	3,802
NET ASSETS	$2,924,006	$1,695,092	$28,246,465	$24,812	$1,223,711
Net Assets Consist of:
Paid-in capital	$2,801,922	$1,665,547	$8,890,342	$37,058	$1,234,543
Total distributable earnings/(loss)	122,084	29,545	19,356,123	(12,246)	(10,832)
	$2,924,006	$1,695,092	$28,246,465	$24,812	$1,223,711
NET ASSET VALUE PER SHARE BY CLASS
Retirement Class
Net assets	$240,433	$164,442	$10,065,671	$12,460	$1,125,752
Shares of beneficial interest[1]	23,096	15,275	84,977	1,110	127,047
Net asset value per share[2]	$10.41	$10.76	$118.45	$11.23	$8.86
Institutional Class
Net assets	$2,683,573	$1,530,650	$17,008,997	$11,423	$97,959
Shares of beneficial interest[1]	257,569	142,220	144,095	1,017	11,058
Net asset value per share[2]	$10.42	$10.76	$118.04	$11.23	$8.86
Administrative Class
Net assets	N/A	N/A	$192,992	$87	N/A
Shares of beneficial interest[1]	N/A	N/A	1,710	8	N/A
Net asset value per share[2]	N/A	N/A	$112.84	$11.21	N/A
Investor Class
Net assets	N/A	N/A	$978,805	$842	N/A
Shares of beneficial interest[1]	N/A	N/A	9,031	75	N/A
Net asset value per share[2]	N/A	N/A	$108.39	$11.18	N/A
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Core Plus Fund	Harbor Disruptive Innovation Fund	Harbor Diversified International All Cap Fund	Harbor International Fund	Harbor International Compounders Fund	Harbor International Core Fund	Harbor International Small Cap Fund	Harbor Large Cap Value Fund	Harbor Mid Cap Fund	Harbor Mid Cap Value Fund	Harbor Small Cap Growth Fund	Harbor Small Cap Value Fund

$1,190,604	$46,182	$749,997	$2,622,351	$20,167	$206,505	$219,678	$1,108,350	$134,856	$300,795	$1,454,081	$1,504,141
$1,121,443	$65,804	$925,957	$3,365,066	$19,809	$239,047	$220,071	$1,870,368	$161,973	$367,855	$1,695,207	$2,371,087
8,699	1,705	11,273	37,114	237	494	1,805	29,963	3,556	3,645	74,037	53,054
—	—	—	—	—	—	—	—	—	—	—	—
1	—	1,941	7,691	4	23	—	—	—	—	—	—

—	147	612	1,096	—	—	1,703	—	—	—	—	—
936	3	585	1,048	—	21	271	430	46	54	1,585	755
—	15	2,143	9,947	18	608	853	1,842	45	177	83	380
8,960	—	—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	3	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—	—	—
—	1	836	5,714	2	465	161	579	—	—	—	—
16	24	28	24	—	—	—	22	28	13	23	20
423	84	146	4,339	33	26	30	154	11	93	124	179
1,140,478	67,783	943,521	3,432,039	20,103	240,684	224,897	1,903,358	165,659	371,837	1,771,059	2,425,475

—	—	—	—	—	—	10	—	—	—	—	—

6,952	20	913	413	—	—	—	—	—	—	1,300	—
444	8	45	1,153	—	29	236	2,000	51	312	1,196	1,119
—	—	6,994	—	—	5,012	68	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—	—	—

240	41	617	2,251	9	153	173	988	108	239	1,137	1,576
2	4	5	57	—	1	1	6	—	7	3	9
86	6	31	259	—	19	12	71	8	24	97	151
492	68	66	4,015	—	5	10	140	4	86	145	208
90	26	1,094	1,231	26	153	140	112	30	37	97	216
8,306	173	9,765	9,379	35	5,372	650	3,317	201	705	3,975	3,279
$1,132,172	$67,610	$933,756	$3,422,660	$20,068	$235,312	$224,247	$1,900,041	$165,458	$371,132	$1,767,084	$2,422,196

$1,328,648	$178,105	$803,525	$3,120,442	$20,406	$197,191	$215,012	$1,027,673	$141,659	$283,624	$1,514,785	$1,576,207
(196,476)	(110,495)	130,231	302,218	(338)	38,121	9,235	872,368	23,799	87,508	252,299	845,989
$1,132,172	$67,610	$933,756	$3,422,660	$20,068	$235,312	$224,247	$1,900,041	$165,458	$371,132	$1,767,084	$2,422,196

$41,952	$12,845	$657,085	$612,228	$17,575	$11,000	$100,570	$1,214,491	$80,520	$103,927	$649,780	$671,569
4,124	2,105	51,494	13,037	1,779	831	6,974	51,486	5,410	3,821	44,439	15,987
$10.17	$6.10	$12.76	$46.96	$9.88	$13.24	$14.42	$23.59	$14.88	$27.20	$14.62	$42.01

$1,083,111	$38,079	$253,607	$2,552,081	$2,493	$218,627	$120,922	$658,681	$84,601	$236,691	$1,101,373	$1,712,027
106,672	6,331	19,875	54,141	253	16,545	8,387	27,915	5,688	8,700	76,040	40,782
$10.15	$6.02	$12.76	$47.14	$9.87	$13.21	$14.42	$23.60	$14.87	$27.21	$14.48	$41.98

$7,109	$1,614	$11,370	$8,964	N/A	N/A	$46	$886	N/A	$4,010	$468	$2,339
699	318	895	189	N/A	N/A	3	37	N/A	145	38	56
$10.17	$5.07	$12.70	$47.54	N/A	N/A	$14.62	$23.63	N/A	$27.58	$12.37	$41.64

N/A	$15,072	$11,694	$249,387	N/A	$5,685	$2,709	$25,983	$337	$26,504	$15,463	$36,261
N/A	3,335	925	5,352	N/A	434	189	1,087	23	975	1,387	899
N/A	$4.52	$12.64	$46.60	N/A	$13.11	$14.34	$23.90	$14.81	$27.19	$11.15	$40.32

1	Par value $0.01 (unlimited authorizations)
2	Per share amounts can be recalculated to the amounts disclosed herein when total net assets and shares of beneficial interest are not rounded to thousands.

⬤

STATEMENTS OF OPERATIONS—Year Ended October 31, 2024

(All amounts in thousands)

	Embark Commodity Strategy Fund (Consolidated)[1]	Embark Small Cap Equity Fund[2]	Harbor Capital Appreciation Fund	Harbor Convertible Securities Fund	Harbor Core Bond Fund
Investment Income
Dividends	$1	$6,497	$148,081	$135	$—
Interest	54,748	549	3,723	960	37,514
Net securities lending income	—	—	—	—	—
Foreign taxes withheld	—	(27)	(1,769)	—	—
Total Investment Income	54,749	7,019	150,035	1,095	37,514
Operating Expenses
Management fees	7,295	3,744	167,487	126	1,796
12b-1 fees:
Administrative Class	N/A	N/A	569	—	N/A
Investor Class	N/A	N/A	2,464	2	N/A
Shareholder communications	162	101	773	23	26
Custodian fees	423	106	887	15	63
Transfer agent fees:
Retirement Class	17	5	1,939	2	139
Institutional Class	1,019	620	17,006	13	84
Administrative Class	N/A	N/A	228	—	N/A
Investor Class	N/A	N/A	2,070	2	N/A
Professional fees	209	148	1,714	6	47
Trustees’ fees and expenses	326	184	1,154	1	33
Registration fees	781	449	247	51	150
Miscellaneous	5	7	475	9	10
Total Operating Expenses	10,237	5,364	197,013	250	2,348
Management fees waived	—	—	(13,540)	—	—
Transfer agent fees waived	—	—	(780)	(1)	(31)
Other expenses reimbursed	(1,570)	(928)	—	(76)	(217)
Custodian fees reduction	(4)	(2)	(14)	(— )	(2)
Net expenses	8,663	4,434	182,679	173	2,098
Net Investment Income/(Loss)	46,086	2,585	(32,644)	922	35,416
Net Realized and Change in Net Unrealized Gain/(Loss) on Investment Transactions
Net realized gain/(loss) on:
Investments (net of foreign capital gains tax: $0, $0, $0, $0, $0, $0, $0, $10, $0, $0, $0, $0, $0, $0, $0, $0 and $0)	60	(20,709)	3,616,461	778	(1,059)
In-kind redemptions	—	—	140,473	—	—
Foreign currency transactions	(29)	—	(386)	—	—
Futures contracts	6,127	—	—	—	—
Swap agreements	27,357	—	—	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments (net of foreign capital gains tax accrual: $0, $0, $0, $0, $0, $0, $0, $(700), $(16), $0, $0, $0, $0, $0, $0, $0 and $0)	1,204	47,669	5,894,258	3,700	7,419
Translations of assets and liabilities in foreign currencies	(29)	—	67	—	—
Futures contracts	37,655	—	—	—	—
Rights/Warrants	—	—	—	—	—
Swap agreements	—	—	—	—	—
Net gain/(loss) on investment transactions	72,345	26,960	9,650,873	4,478	6,360
Net Increase/(Decrease) in Net Assets Resulting from Operations	$118,431	$29,545	$9,618,229	$5,400	$41,776
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Core Plus Fund	Harbor Disruptive Innovation Fund	Harbor Diversified International All Cap Fund	Harbor International Fund	Harbor International Compounders Fund[3]	Harbor International Core Fund	Harbor International Small Cap Fund	Harbor Large Cap Value Fund	Harbor Mid Cap Fund	Harbor Mid Cap Value Fund	Harbor Small Cap Growth Fund	Harbor Small Cap Value Fund

$—	$241	$26,451	$99,309	$120	$7,028	$10,474	$35,690	$2,130	$7,615	$6,550	$33,736
47,005	74	596	1,306	10	76	292	1,367	196	173	2,291	2,582
—	—	36	48	—	25	7	—	—	—	—	—
—	(5)	(2,446)	(7,792)	(11)	(773)	(939)	(563)	—	—	(28)	—
47,005	310	24,637	92,871	119	6,356	9,834	36,494	2,326	7,788	8,813	36,318

2,539	505	7,253	25,982	44	1,557	2,627	11,512	1,093	2,313	11,115	17,294

20	5	28	24	N/A	N/A	—	5	N/A	9	1	9
N/A	41	28	656	N/A	22	9	67	2	66	32	93
69	31	44	249	23	29	49	67	36	41	69	238
95	29	328	534	11	169	85	55	19	23	73	69

6	2	133	113	1	2	25	243	16	9	106	127
977	42	282	2,626	1	190	183	675	65	234	940	1,632
8	2	11	10	—	N/A	—	2	N/A	4	—	3
N/A	34	24	551	—	18	8	56	1	55	27	78
71	12	116	252	113	65	52	120	13	22	91	141
44	3	41	147	—	9	13	81	6	13	63	94
66	52	61	77	61	49	66	69	52	55	79	125
27	11	29	76	7	12	16	45	10	13	30	50
3,922	769	8,378	31,297	261	2,122	3,133	12,997	1,313	2,857	12,626	19,953
—	—	—	—	—	—	—	—	—	(2)	—	—
(29)	(2)	(26)	(96)	—	(6)	(8)	(53)	(4)	(9)	(45)	(67)
(37)	(115)	(1,075)	(4,010)	(211)	(327)	(395)	(575)	(88)	(156)	—	—
(1)	(— )	(— )	(1)	(— )	(— )	(— )	(1)	(— )	(— )	(1)	(2)
3,855	652	7,277	27,190	50	1,789	2,730	12,368	1,221	2,690	12,580	19,884
43,150	(342)	17,360	65,681	69	4,567	7,104	24,126	1,105	5,098	(3,767)	16,434

(22,672)	633	10,294	92,866	(45)	9,435	5,716	115,715	(722)	16,251	114,526	(16,875)
—	—	—	—	—	—	—	—	—	—	—	—
(6)	1	33	(578)	(3)	41	(163)	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—	—	—

88,531	21,429	156,813	497,730	(358)	33,153	40,060	335,558	28,934	57,206	255,977	534,735
22	—	(20)	29	(1)	(7)	(17)	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—	—	—
—	—	(6)	(53)	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—	—	—
65,875	22,063	167,114	589,994	(407)	42,622	45,596	451,273	28,212	73,457	370,503	517,860
$109,025	$21,721	$184,474	$655,675	$(338)	$47,189	$52,700	$475,399	$29,317	$78,555	$366,736	$534,294

1	For the period January 23, 2024 (commencement of operations) through October 31, 2024.
2	For the period January 30, 2024 (commencement of operations) through October 31, 2024.
3	For the period March 1, 2024 (commencement of operations) through October 31, 2024.

⬤

STATEMENTS OF CHANGES IN NET ASSETS

(All amounts in thousands)

	Embark Commodity Strategy Fund (Consolidated)	Embark Small Cap Equity Fund	Harbor Capital Appreciation Fund
	January 23, 2024[a]	January 30, 2024[a]	November 1, 2023	November 1, 2022
	through	through	through	through
	October 31, 2024	October 31, 2024	October 31, 2024	October 31, 2023
INCREASE/(DECREASE) IN NET ASSETS
Operations:
Net investment income/(loss)	$46,086	$2,585	$(32,644)	$(7,278)
Net realized gain/(loss) on investments	33,515	(20,709)	3,756,548	769,037
Change in net unrealized appreciation/(depreciation) of investments	38,830	47,669	5,894,325	3,883,069
Net increase/(decrease) in assets resulting from operations	118,431	29,545	9,618,229	4,644,828
Distributions to Shareholders
Retirement Class	(2,614)	—	—	—
Institutional Class	(28,540)	—	—	—
Administrative Class	N/A	N/A	—	—
Investor Class	N/A	N/A	—	—
Total distributions to shareholders	(31,154)	—	—	—
Net Increase/(Decrease) Derived from Capital Share Transactions	2,836,729	1,665,447	(3,948,593)	(3,752,107)
Net increase/(decrease) in net assets	2,924,006	1,694,992	5,669,636	892,721
Net Assets
Beginning of period	—	100	22,576,829	21,684,108
End of period	$2,924,006	$1,695,092	$28,246,465	$22,576,829
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Convertible Securities Fund		Harbor Core Bond Fund		Harbor Core Plus Fund		Harbor Disruptive Innovation Fund		Harbor Diversified International All Cap Fund
November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022
through	through	through	through	through	through	through	through	through	through
October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023

$922	$1,335	$35,416	$3,686	$43,150	$38,054	$(342)	$(427)	$17,360	$20,395
778	(10,216)	(1,059)	(1,633)	(22,678)	(30,189)	634	(39,208)	10,327	(19,502)
3,700	12,555	7,419	(2,594)	88,553	4,992	21,429	43,100	156,787	98,609
5,400	3,674	41,776	(541)	109,025	12,857	21,721	3,465	184,474	99,502

(374)	(508)*	(31,072)	(2,566)	(1,391)	(555)	—	—	(16,277)	(9,126)
(416)	(1,002)*	(3,543)	(1,364)	(44,514)	(40,890)	—	—	(7,359)	(3,990)
(2)	(2)*	N/A	N/A	(328)	(402)	—	—	(230)	(102)
(21)	(27)*	N/A	N/A	N/A	N/A	—	—	(240)	(93)
(813)	(1,539)	(34,615)	(3,930)	(46,233)	(41,847)	—	—	(24,106)	(13,311)
(5,725)	(138,907)	1,109,783	41,861	142,375	7,966	(15,397)	(50,399)	(125,664)	5,125
(1,138)	(136,772)	1,116,944	37,390	205,167	(21,024)	6,324	(46,934)	34,704	91,316

25,950	162,722	106,767	69,377	927,005	948,029	61,286	108,220	899,052	807,736
$24,812	$25,950	$1,223,711	$106,767	$1,132,172	$927,005	$67,610	$61,286	$933,756	$899,052

⬤

STATEMENTS OF CHANGES IN NET ASSETS  —Continued

(All amounts in thousands)

	Harbor International Fund		Harbor International Compounders Fund	Harbor International Core Fund
	November 1, 2023	November 1, 2022	March 1, 2024[a]	November 1, 2023	November 1, 2022
	through	through	through	through	through
	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2024	October 31, 2023
INCREASE/(DECREASE) IN NET ASSETS
Operations:
Net investment income/(loss)	$65,681	$79,324	$69	$4,567	$3,912
Net realized gain/(loss) on investments	92,288	(61,011)	(48)	9,476	(1,363)
Change in net unrealized appreciation/(depreciation) of investments	497,706	443,971	(359)	33,146	4,021
Net increase/(decrease) in assets resulting from operations	655,675	462,284	(338)	47,189	6,570
Distributions to Shareholders
Retirement Class	(19,146)	(17,968)	—	(185)	(556)
Institutional Class	(89,545)	(81,213)	—	(3,612)	(2,010)
Administrative Class	(318)	(332)	N/A	N/A	N/A
Investor Class	(8,372)	(7,757)	N/A	(176)	(62)
Total distributions to shareholders	(117,381)	(107,270)	—	(3,973)	(2,628)
Net Increase/(Decrease) Derived from Capital Share Transactions	(258,842)	(228,641)	20,406	57,929	39,765
Net increase/(decrease) in net assets	279,452	126,373	20,068	101,145	43,707
Net Assets
Beginning of period	3,143,208	3,016,835	—	134,167	90,460
End of period	$3,422,660	$3,143,208	$20,068	$235,312	$134,167
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor International Small Cap Fund		Harbor Large Cap Value Fund		Harbor Mid Cap Fund		Harbor Mid Cap Value Fund		Harbor Small Cap Growth Fund
November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022
through	through	through	through	through	through	through	through	through	through
October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023

$7,104	$6,887	$24,126	$29,094	$1,105	$816	$5,098	$5,705	$(3,767)	$(254)
5,553	1,840	115,715	61,367	(722)	1,960	16,251	17,452	114,526	(49,138)
40,043	(29,553)	335,558	(20,439)	28,934	(3,850)	57,206	(18,488)	255,977	5,961
52,700	(20,826)	475,399	70,022	29,317	(1,074)	78,555	4,669	366,736	(43,431)

(3,104)	(1,029)	(47,391)	(69,791)	(1,936)	(2,210)	(1,060)	(2,850)	(489)	(14,253)
(4,341)	(2,528)	(26,433)	(37,634)	(945)	(657)	(16,352)	(18,642)	(258)	(26,126)
—	(11)	(109)	(163)	N/A	N/A	(227)	(232)	—	(33)
(82)	(29)	(948)	(1,276)	(12)	(25)	(1,731)	(2,052)	—	(406)
(7,527)	(3,597)	(74,881)	(108,864)	(2,893)	(2,892)	(19,370)	(23,776)	(747)	(40,818)
(150,604)	228,498	(183,549)	(385,812)	40,014	13,968	66,148	(52,335)	414,056	156,624
(105,431)	204,075	216,969	(424,654)	66,438	10,002	125,333	(71,442)	780,045	72,375

329,678	125,603	1,683,072	2,107,726	99,020	89,018	245,799	317,241	987,039	914,664
$224,247	$329,678	$1,900,041	$1,683,072	$165,458	$99,020	$371,132	$245,799	$1,767,084	$987,039

⬤

STATEMENTS OF CHANGES IN NET ASSETS  —Continued

(All amounts in thousands)

	Harbor Small Cap Value Fund
	November 1, 2023	November 1, 2022
	through	through
	October 31, 2024	October 31, 2023
INCREASE/(DECREASE) IN NET ASSETS
Operations:
Net investment income/(loss)	$16,434	$15,521
Net realized gain/(loss) on investments	(16,875)	162,096
Change in net unrealized appreciation/(depreciation) of investments	534,735	(267,514)
Net increase/(decrease) in assets resulting from operations	534,294	(89,897)
Distributions to Shareholders
Retirement Class	(41,830)	(39,751)
Institutional Class	(100,625)	(97,525)
Administrative Class	(249)	(577)
Investor Class	(2,453)	(2,454)
Total distributions to shareholders	(145,157)	(140,307)
Net Increase/(Decrease) Derived from Capital Share Transactions	61,140	60,619
Net increase/(decrease) in net assets	450,277	(169,585)
Net Assets
Beginning of period	1,971,919	2,141,504
End of period	$2,422,196	$1,971,919

*
Includes return of capital of $36 for Retirement Class, $79 for Institutional Class, $1 for Administrative Class and $3 for Investor Class, determined in accordance with federal income tax regulations.

a	Commencement of Operations
The accompanying notes are an integral part of the Financial Statements.

⬤

 [THIS PAGE INTENTIONALLY LEFT BLANK]

⬤

STATEMENTS OF CHANGES IN NET ASSETS—CAPITAL STOCK ACTIVITY

(All amounts in thousands)

	Embark Commodity Strategy Fund (Consolidated)	Embark Small Cap Equity Fund	Harbor Capital Appreciation Fund
	January 23, 2024[a]	January 30, 2024[a]	November 1, 2023	November 1, 2022
	through	through	through	through
	October 31, 2024	October 31, 2024	October 31, 2024	October 31, 2023
AMOUNT ($)
Retirement Class
Net proceeds from sale of shares	$248,678	$164,331	$1,859,614	$1,316,173
Reinvested distributions	42	—	—	—
Cost of shares reacquired	(7,421)	(2,817)	(2,626,453)	(2,356,701)
Cost of shares reacquired through in-kind redemptions	—	—	—	(39,540)
Net increase/(decrease) in net assets	$241,299	$161,514	$(766,839)	$(1,080,068)
Institutional Class
Net proceeds from sale of shares	$2,737,453	$1,619,171	$1,833,126	$1,724,855
Reinvested distributions	28,539	—	—	—
Cost of shares reacquired	(170,562)	(115,238)	(4,561,185)	(4,036,989)
Cost of shares reacquired through in-kind redemptions	—	—	(189,354)	(186,116)
Net increase/(decrease) in net assets	$2,595,430	$1,503,933	$(2,917,413)	$(2,498,250)
Administrative Class
Net proceeds from sale of shares	N/A	N/A	$45,867	$30,898
Reinvested distributions	N/A	N/A	—	—
Cost of shares reacquired	N/A	N/A	(134,389)	(59,393)
Net increase/(decrease) in net assets	N/A	N/A	$(88,522)	$(28,495)
Investor Class
Net proceeds from sale of shares	N/A	N/A	$101,221	$97,140
Reinvested distributions	N/A	N/A	—	—
Cost of shares reacquired	N/A	N/A	(277,040)	(242,434)
Net increase/(decrease) in net assets	N/A	N/A	$(175,819)	$(145,294)
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Convertible Securities Fund		Harbor Core Bond Fund		Harbor Core Plus Fund		Harbor Disruptive Innovation Fund		Harbor Diversified International All Cap Fund
November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022
through	through	through	through	through	through	through	through	through	through
October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023

$1,074	$10,283	$1,073,765	$34,739	$32,575	$5,497	$2,451	$3,543	$72,630	$93,594
374	508	28,112	2,504	1,362	551	—	—	16,078	9,017
(1,137)	(34,815)	(47,560)	(10,931)	(6,781)	(4,268)	(2,913)	(10,773)	(151,199)	(92,617)
—	—	—	—	—	—	—	—	—	—
$311	$(24,024)	$1,054,317	$26,312	$27,156	$1,780	$(462)	$(7,230)	$(62,491)	$9,994

$2,169	$4,967	$179,441	$19,992	$287,517	$167,639	$2,704	$4,883	$9,530	$27,173
403	974	3,435	1,343	42,674	39,380	—	—	6,215	3,287
(8,673)	(119,422)	(127,410)	(5,786)	(213,887)	(197,418)	(13,523)	(44,085)	(80,292)	(36,145)
—	—	—	—	—	—	—	—	—	—
$(6,101)	$(113,481)	$55,466	$15,549	$116,304	$9,601	$(10,819)	$(39,202)	$(64,547)	$(5,685)

$—	$7,134	N/A	N/A	$255	$469	$67	$109	$3,541	$1,379
2	2	N/A	N/A	328	402	—	—	230	102
(—)	(7,154)	N/A	N/A	(1,668)	(4,286)	(530)	(1,128)	(2,598)	(1,222)
$2	$(18)	N/A	N/A	$(1,085)	$(3,415)	$(463)	$(1,019)	$1,173	$259

$183	$1,373	N/A	N/A	N/A	N/A	$1,971	$1,756	$1,002	$1,555
21	27	N/A	N/A	N/A	N/A	—	—	240	93
(141)	(2,784)	N/A	N/A	N/A	N/A	(5,624)	(4,704)	(1,041)	(1,091)
$63	$(1,384)	N/A	N/A	N/A	N/A	$(3,653)	$(2,948)	$201	$557

⬤

STATEMENTS OF CHANGES IN NET ASSETS—CAPITAL STOCK ACTIVITY  —Continued

(All amounts in thousands)

	Harbor International Fund		Harbor International Compounders Fund	Harbor International Core Fund
	November 1, 2023	November 1, 2022	March 1, 2024[a]	November 1, 2023	November 1, 2022
	through	through	through	through	through
	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2024	October 31, 2023
AMOUNT ($)
Retirement Class
Net proceeds from sale of shares	$127,622	$123,435	$18,813	$4,518	$1,109
Reinvested distributions	15,376	16,714	—	185	556
Cost of shares reacquired	(150,677)	(117,165)	(939)	(17,104)	(3,047)
Cost of shares reacquired through in-kind redemptions	—	—	—	—	—
Net increase/(decrease) in net assets	$(7,679)	$22,984	$17,874	$(12,401)	$(1,382)
Institutional Class
Net proceeds from sale of shares	$160,708	$247,937	$2,640	$118,097	$65,081
Reinvested distributions	84,914	76,238	—	3,316	1,714
Cost of shares reacquired	(459,054)	(540,215)	(108)	(44,710)	(33,464)
Cost of shares reacquired through in-kind redemptions	—	—	—	—	—
Net increase/(decrease) in net assets	$(213,432)	$(216,040)	$2,532	$76,703	$33,331
Administrative Class
Net proceeds from sale of shares	$907	$1,176	N/A	N/A	N/A
Reinvested distributions	311	326	N/A	N/A	N/A
Cost of shares reacquired	(4,549)	(2,466)	N/A	N/A	N/A
Net increase/(decrease) in net assets	$(3,331)	$(964)	N/A	N/A	N/A
Investor Class
Net proceeds from sale of shares	$18,031	$15,783	N/A	$520	$10,701
Reinvested distributions	8,273	7,669	N/A	176	62
Cost of shares reacquired	(60,704)	(58,073)	N/A	(7,069)	(2,947)
Net increase/(decrease) in net assets	$(34,400)	$(34,621)	N/A	$(6,373)	$7,816
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor International Small Cap Fund		Harbor Large Cap Value Fund		Harbor Mid Cap Fund		Harbor Mid Cap Value Fund		Harbor Small Cap Growth Fund
November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022
through	through	through	through	through	through	through	through	through	through
October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023

$7,406	$124,572	$139,220	$146,234	$13,891	$10,788	$92,506	$2,980	$261,563	$131,318
3,103	1,029	37,047	50,642	1,936	2,210	1,027	2,844	482	13,969
(57,963)	(13,960)	(250,892)	(457,930)	(19,247)	(10,101)	(10,789)	(35,194)	(116,012)	(54,015)
—	—	—	—	—	—	—	—	—	—
$(47,454)	$111,641	$(74,625)	$(261,054)	$(3,420)	$2,897	$82,744	$(29,370)	$146,033	$91,272

$56,837	$174,075	$62,151	$71,710	$61,235	$13,414	$36,127	$36,672	$437,883	$166,648
4,101	2,447	23,851	33,259	839	657	15,227	17,471	242	24,279
(161,416)	(63,303)	(188,328)	(227,334)	(18,276)	(2,745)	(64,868)	(75,154)	(174,958)	(126,598)
—	—	—	—	—	—	—	—	—	—
$(100,478)	$113,219	$(102,326)	$(122,365)	$43,798	$11,326	$(13,514)	$(21,011)	$263,167	$64,329

$—	$—	$29	$66	N/A	N/A	$696	$697	$65	$26
—	11	108	162	N/A	N/A	137	142	—	33
(429)	(33)	(2,843)	(414)	N/A	N/A	(853)	(613)	(158)	(256)
$(429)	$(22)	$(2,706)	$(186)	N/A	N/A	$(20)	$226	$(93)	$(197)

$381	$5,099	$1,449	$2,598	$433	$79	$2,135	$2,397	$9,024	$2,116
82	29	892	1,207	12	25	1,649	1,961	—	396
(2,706)	(1,468)	(6,233)	(6,012)	(809)	(359)	(6,846)	(6,538)	(4,075)	(1,292)
$(2,243)	$3,660	$(3,892)	$(2,207)	$(364)	$(255)	$(3,062)	$(2,180)	$4,949	$1,220

⬤

STATEMENTS OF CHANGES IN NET ASSETS—CAPITAL STOCK ACTIVITY  —Continued

(All amounts in thousands)

	Harbor Small Cap Value Fund
	November 1, 2023	November 1, 2022
	through	through
	October 31, 2024	October 31, 2023
AMOUNT ($)
Retirement Class
Net proceeds from sale of shares	$124,444	$141,561
Reinvested distributions	27,996	25,422
Cost of shares reacquired	(163,946)	(128,371)
Cost of shares reacquired through in-kind redemptions	—	—
Net increase/(decrease) in net assets	$(11,506)	$38,612
Institutional Class
Net proceeds from sale of shares	$551,765	$291,121
Reinvested distributions	92,112	88,682
Cost of shares reacquired	(566,454)	(350,991)
Cost of shares reacquired through in-kind redemptions	—	—
Net increase/(decrease) in net assets	$77,423	$28,812
Administrative Class
Net proceeds from sale of shares	$434	$627
Reinvested distributions	183	511
Cost of shares reacquired	(2,308)	(6,102)
Net increase/(decrease) in net assets	$(1,691)	$(4,964)
Investor Class
Net proceeds from sale of shares	$3,201	$4,905
Reinvested distributions	2,310	2,316
Cost of shares reacquired	(8,597)	(9,062)
Net increase/(decrease) in net assets	$(3,086)	$(1,841)

a	Commencement of Operations
The accompanying notes are an integral part of the Financial Statements.

⬤

 [THIS PAGE INTENTIONALLY LEFT BLANK]

⬤

STATEMENTS OF CHANGES IN NET ASSETS—CAPITAL STOCK ACTIVITY

(All amounts in thousands)

	Embark Commodity Strategy Fund (Consolidated)	Embark Small Cap Equity Fund	Harbor Capital Appreciation Fund
	January 23, 2024[a]	January 30, 2024[a]	November 1, 2023	November 1, 2022
	through	through	through	through
	October 31, 2024	October 31, 2024	October 31, 2024	October 31, 2023
SHARES
Retirement Class
Shares sold	23,807	15,537	17,105	17,515
Shares issued due to reinvestment of distributions	4	—	—	—
Shares reacquired	(715)	(262)	(24,191)	(31,369)
Shares reacquired through in-kind redemptions	—	—	—	(474)
Net increase/(decrease) in shares outstanding	23,096	15,275	(7,086)	(14,328)
Institutional Class
Shares sold	271,420	153,166	17,139	23,132
Shares issued due to reinvestment of distributions	2,720	—	—	—
Shares reacquired	(16,571)	(10,956)	(42,395)	(53,439)
Shares reacquired through in-kind redemptions	—	—	(1,579)	(2,541)
Net increase/(decrease) in shares outstanding	257,569	142,210	(26,835)	(32,848)
Administrative Class
Shares sold	N/A	N/A	446	427
Shares issued due to reinvestment of distributions	N/A	N/A	—	—
Shares reacquired	N/A	N/A	(1,271)	(817)
Net increase/(decrease) in shares outstanding	N/A	N/A	(825)	(390)
Investor Class
Shares sold	N/A	N/A	1,069	1,378
Shares issued due to reinvestment of distributions	N/A	N/A	—	—
Shares reacquired	N/A	N/A	(2,808)	(3,533)
Net increase/(decrease) in shares outstanding	N/A	N/A	(1,739)	(2,155)
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Convertible Securities Fund		Harbor Core Bond Fund		Harbor Core Plus Fund		Harbor Disruptive Innovation Fund		Harbor Diversified International All Cap Fund
November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022
through	through	through	through	through	through	through	through	through	through
October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023

98	1,015	121,472	3,916	3,223	550	426	754	5,840	8,139
35	51	3,169	283	135	55	—	—	1,363	849
(103)	(3,418)	(5,343)	(1,232)	(678)	(427)	(512)	(2,305)	(12,312)	(8,163)
—	—	—	—	—	—	—	—	—	—
30	(2,352)	119,298	2,967	2,680	178	(86)	(1,551)	(5,109)	825

201	494	20,275	2,308	28,288	16,607	480	1,056	782	2,443
38	98	388	152	4,224	3,923	—	—	526	309
(820)	(11,915)	(14,653)	(660)	(21,252)	(19,729)	(2,368)	(9,741)	(6,459)	(3,176)
—	—	—	—	—	—	—	—	—	—
(581)	(11,323)	6,010	1,800	11,260	801	(1,888)	(8,685)	(5,151)	(424)

—	738	N/A	N/A	25	47	13	28	292	124
—	—	N/A	N/A	32	40	—	—	20	10
—	(737)	N/A	N/A	(165)	(427)	(105)	(300)	(208)	(107)
—	1	N/A	N/A	(108)	(340)	(92)	(272)	104	27

17	134	N/A	N/A	N/A	N/A	461	494	81	137
2	3	N/A	N/A	N/A	N/A	—	—	20	9
(14)	(280)	N/A	N/A	N/A	N/A	(1,310)	(1,325)	(84)	(100)
5	(143)	N/A	N/A	N/A	N/A	(849)	(831)	17	46

⬤

STATEMENTS OF CHANGES IN NET ASSETS—CAPITAL STOCK ACTIVITY  —Continued

(All amounts in thousands)

	Harbor International Fund		Harbor International Compounders Fund	Harbor International Core Fund
	November 1, 2023	November 1, 2022	March 1, 2024[a]	November 1, 2023	November 1, 2022
	through	through	through	through	through
	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2024	October 31, 2023
SHARES
Retirement Class
Shares sold	2,710	2,969	1,870	344	102
Shares issued due to reinvestment of distributions	357	434	—	16	53
Shares reacquired	(3,431)	(2,844)	(91)	(1,533)	(277)
Shares reacquired through in-kind redemptions	—	—	—	—	—
Net increase/(decrease) in shares outstanding	(364)	559	1,779	(1,173)	(122)
Institutional Class
Shares sold	3,514	5,951	263	10,123	5,966
Shares issued due to reinvestment of distributions	1,962	1,971	—	285	164
Shares reacquired	(10,003)	(13,037)	(10)	(3,668)	(3,035)
Shares reacquired through in-kind redemptions	—	—	—	—	—
Net increase/(decrease) in shares outstanding	(4,527)	(5,115)	253	6,740	3,095
Administrative Class
Shares sold	20	28	N/A	N/A	N/A
Shares issued due to reinvestment of distributions	7	8	N/A	N/A	N/A
Shares reacquired	(101)	(59)	N/A	N/A	N/A
Net increase/(decrease) in shares outstanding	(74)	(23)	N/A	N/A	N/A
Investor Class
Shares sold	390	376	N/A	43	972
Shares issued due to reinvestment of distributions	193	200	N/A	15	6
Shares reacquired	(1,329)	(1,403)	N/A	(566)	(271)
Net increase/(decrease) in shares outstanding	(746)	(827)	N/A	(508)	707
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor International Small Cap Fund		Harbor Large Cap Value Fund		Harbor Mid Cap Fund		Harbor Mid Cap Value Fund		Harbor Small Cap Growth Fund
November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022
through	through	through	through	through	through	through	through	through	through
October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023

503	8,789	6,231	7,483	994	866	3,609	126	18,670	10,867
218	77	1,713	2,711	142	186	42	129	36	1,297
(4,004)	(1,012)	(11,089)	(23,556)	(1,365)	(802)	(415)	(1,492)	(8,362)	(4,521)
—	—	—	—	—	—	—	—	—	—
(3,283)	7,854	(3,145)	(13,362)	(229)	250	3,236	(1,237)	10,344	7,643

3,953	12,277	2,769	3,675	4,336	1,043	1,414	1,561	31,739	14,335
288	183	1,101	1,778	62	55	625	792	18	2,273
(11,087)	(4,632)	(8,418)	(11,519)	(1,291)	(214)	(2,557)	(3,250)	(12,523)	(10,783)
—	—	—	—	—	—	—	—	—	—
(6,846)	7,828	(4,548)	(6,066)	3,107	884	(518)	(897)	19,234	5,825

—	—	1	3	N/A	N/A	26	30	5	3
—	1	5	9	N/A	N/A	6	7	—	4
(30)	(3)	(126)	(21)	N/A	N/A	(34)	(26)	(13)	(25)
(30)	(2)	(120)	(9)	N/A	N/A	(2)	11	(8)	(18)

27	360	65	132	31	7	84	103	862	236
6	2	41	64	1	2	68	89	—	48
(190)	(106)	(276)	(302)	(56)	(29)	(273)	(282)	(380)	(145)
(157)	256	(170)	(106)	(24)	(20)	(121)	(90)	482	139

⬤

STATEMENTS OF CHANGES IN NET ASSETS—CAPITAL STOCK ACTIVITY  —Continued

(All amounts in thousands)

	Harbor Small Cap Value Fund
	November 1, 2023	November 1, 2022
	through	through
	October 31, 2024	October 31, 2023
SHARES
Retirement Class
Shares sold	3,127	3,745
Shares issued due to reinvestment of distributions	723	724
Shares reacquired	(4,158)	(3,379)
Shares reacquired through in-kind redemptions	—	—
Net increase/(decrease) in shares outstanding	(308)	1,090
Institutional Class
Shares sold	13,847	7,664
Shares issued due to reinvestment of distributions	2,377	2,524
Shares reacquired	(14,254)	(9,242)
Shares reacquired through in-kind redemptions	—	—
Net increase/(decrease) in shares outstanding	1,970	946
Administrative Class
Shares sold	11	17
Shares issued due to reinvestment of distributions	5	15
Shares reacquired	(59)	(168)
Net increase/(decrease) in shares outstanding	(43)	(136)
Investor Class
Shares sold	84	137
Shares issued due to reinvestment of distributions	62	68
Shares reacquired	(223)	(246)
Net increase/(decrease) in shares outstanding	(77)	(41)

a	Commencement of Operations
The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

EMBARK COMMODITY STRATEGY FUND (CONSOLIDATED)

Retirement Class
Period from January 23, 2024[a] through October 31, 2024

Net asset value beginning of period	$10.00
Income from Investment Operations
Net investment income/(loss)[e,b]	0.35
Net realized and unrealized gain/(loss) on investments	0.26
Total from investment operations	0.61
Less Distributions
Dividends from net investment income	(0.20)
Distributions from net realized capital gains	—
Total distributions	(0.20)
Net asset value end of period	$10.41
Net assets end of period (000s)	$240,433
Ratios and Supplemental Data (%)
Total return[f]	6.06%[c]
Ratio of total expenses to average net assets^	0.85[d]
Ratio of net expenses to average net assets[e]	0.71[d]
Ratio of net investment income/(loss) to average net assets[e]	4.37[d]
Portfolio turnover	34[c]

Institutional Class
Period from January 23, 2024[a] through October 31, 2024

Net asset value beginning of period	$10.00
Income from Investment Operations
Net investment income/(loss)[e,b]	0.33
Net realized and unrealized gain/(loss) on investments	0.28
Total from investment operations	0.61
Less Distributions
Dividends from net investment income	(0.19)
Distributions from net realized capital gains	—
Total distributions	(0.19)
Net asset value end of period	$10.42
Net assets end of period (000s)	$2,683,573
Ratios and Supplemental Data (%)
Total return[f]	6.12%[c]
Ratio of total expenses to average net assets^	0.93[d]
Ratio of net expenses to average net assets[e]	0.79[d]
Ratio of net investment income/(loss) to average net assets[e]	4.15[d]
Portfolio turnover	34[c]

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

EMBARK SMALL CAP EQUITY FUND

Retirement Class
Period from January 30, 2024[a] through October 31, 2024

Net asset value beginning of period	$10.00
Income from Investment Operations
Net investment income/(loss)[e,b]	0.03
Net realized and unrealized gain/(loss) on investments	0.73
Total from investment operations	0.76
Less Distributions
Dividends from net investment income	—
Distributions from net realized capital gains	—
Net asset value end of period	$10.76
Net assets end of period (000s)	$164,442
Ratios and Supplemental Data (%)
Total return[f]	7.60%[c]
Ratio of total expenses to average net assets^	0.75[d]
Ratio of net expenses to average net assets[e]	0.61[d]
Ratio of net investment income/(loss) to average net assets[e]	0.42[d]
Portfolio turnover	71[c]

Institutional Class
Period from January 30, 2024[a] through October 31, 2024

Net asset value beginning of period	$10.00
Income from Investment Operations
Net investment income/(loss)[e,b]	0.03
Net realized and unrealized gain/(loss) on investments	0.73
Total from investment operations	0.76
Less Distributions
Dividends from net investment income	—
Distributions from net realized capital gains	—
Net asset value end of period	$10.76
Net assets end of period (000s)	$1,530,650
Ratios and Supplemental Data (%)
Total return[f]	7.60%[c]
Ratio of total expenses to average net assets^	0.83[d]
Ratio of net expenses to average net assets[e]	0.69[d]
Ratio of net investment income/(loss) to average net assets[e]	0.40[d]
Portfolio turnover	71[c]

The accompanying notes are an integral part of the Financial Statements.

⬤

 [THIS PAGE INTENTIONALLY LEFT BLANK]

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR CAPITAL APPRECIATION FUND

	Retirement Class
Year Ended October 31,	2024	2023	2022	2021	2020
Net asset value beginning of period	$82.14	$66.82	$124.89	$99.19	$75.79
Income from Investment Operations
Net investment income/(loss)[e,b]	(0.06)	0.03	(0.06)	(0.27)	(0.08)
Net realized and unrealized gain/(loss) on investments	36.37	15.29	(39.22)	38.73	30.27
Total from investment operations	36.31	15.32	(39.28)	38.46	30.19
Less Distributions
Dividends from net investment income	—	—	—	—	(0.12)
Distributions from net realized capital gains	—	—	(18.79)	(12.76)	(6.67)
Total distributions	—	—	(18.79)	(12.76)	(6.79)
Net asset value end of period	$118.45	$82.14	$66.82	$124.89	$99.19
Net assets end of period (000s)	$10,065,671	$7,562,038	$7,108,919	$11,385,191	$9,549,061
Ratios and Supplemental Data (%)
Total return[f]	44.21%	22.93%	(36.03)%	41.33%	42.79%
Ratio of total expenses to average net assets^	0.64	0.64	0.64	0.63	0.64
Ratio of net expenses to average net assets[e]	0.59	0.59	0.58	0.57	0.58
Ratio of net investment income/(loss) to average net assets[e]	(0.05)	0.04	(0.07)	(0.25)	(0.09)
Portfolio turnover	28	27	34	48	51

	Administrative Class
Year Ended October 31,	2024	2023	2022	2021	2020
Net asset value beginning of period	$78.51	$64.08	$120.94	$96.68	$74.15
Income from Investment Operations
Net investment income/(loss)[e,b]	(0.38)	(0.21)	(0.33)	(0.61)	(0.34)
Net realized and unrealized gain/(loss) on investments	34.71	14.64	(37.74)	37.63	29.54
Total from investment operations	34.33	14.43	(38.07)	37.02	29.20
Less Distributions
Dividends from net investment income	—	—	—	—	—
Distributions from net realized capital gains	—	—	(18.79)	(12.76)	(6.67)
Total distributions	—	—	(18.79)	(12.76)	(6.67)
Net asset value end of period	$112.84	$78.51	$64.08	$120.94	$96.68
Net assets end of period (000s)	$192,992	$199,055	$187,390	$414,600	$420,324
Ratios and Supplemental Data (%)
Total return[f]	43.73%	22.52%	(36.23)%	40.86%	42.32%
Ratio of total expenses to average net assets^	0.97	0.97	0.97	0.96	0.97
Ratio of net expenses to average net assets[e]	0.92	0.92	0.91	0.90	0.91
Ratio of net investment income/(loss) to average net assets[e]	(0.37)	(0.29)	(0.41)	(0.57)	(0.41)
Portfolio turnover	28	27	34	48	51

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR CAPITAL APPRECIATION FUND—Continued

	Institutional Class
Year Ended October 31,	2024	2023	2022	2021	2020
Net asset value beginning of period	$81.92	$66.69	$124.78	$99.18	$75.78
Income from Investment Operations
Net investment income/(loss)[e,b]	(0.14)	(0.03)	(0.13)	(0.36)	(0.14)
Net realized and unrealized gain/(loss) on investments	36.26	15.26	(39.17)	38.72	30.26
Total from investment operations	36.12	15.23	(39.30)	38.36	30.12
Less Distributions
Dividends from net investment income	—	—	—	—	(0.05)
Distributions from net realized capital gains	—	—	(18.79)	(12.76)	(6.67)
Total distributions	—	—	(18.79)	(12.76)	(6.72)
Net asset value end of period	$118.04	$81.92	$66.69	$124.78	$99.18
Net assets end of period (000s)	$17,008,997	$14,002,664	$13,590,549	$28,902,862	$25,579,181
Ratios and Supplemental Data (%)
Total return[f]	44.09%	22.84%	(36.08)%	41.22%	42.68%
Ratio of total expenses to average net assets^	0.72	0.72	0.72	0.71	0.72
Ratio of net expenses to average net assets[e]	0.67	0.67	0.66	0.65	0.66
Ratio of net investment income/(loss) to average net assets[e]	(0.13)	(0.04)	(0.16)	(0.33)	(0.16)
Portfolio turnover	28	27	34	48	51

	Investor Class
Year Ended October 31,	2024	2023	2022	2021	2020
Net asset value beginning of period	$75.49	$61.68	$117.30	$94.19	$72.48
Income from Investment Operations
Net investment income/(loss)[e,b]	(0.48)	(0.28)	(0.40)	(0.72)	(0.43)
Net realized and unrealized gain/(loss) on investments	33.38	14.09	(36.43)	36.59	28.81
Total from investment operations	32.90	13.81	(36.83)	35.87	28.38
Less Distributions
Dividends from net investment income	—	—	—	—	—
Distributions from net realized capital gains	—	—	(18.79)	(12.76)	(6.67)
Total distributions	—	—	(18.79)	(12.76)	(6.67)
Net asset value end of period	$108.39	$75.49	$61.68	$117.30	$94.19
Net assets end of period (000s)	$978,805	$813,072	$797,250	$1,564,732	$1,282,355
Ratios and Supplemental Data (%)
Total return[f]	43.58%	22.39%	(36.31)%	40.71%	42.15%
Ratio of total expenses to average net assets^	1.08	1.08	1.08	1.08	1.09
Ratio of net expenses to average net assets[e]	1.03	1.03	1.02	1.01	1.03
Ratio of net investment income/(loss) to average net assets[e]	(0.49)	(0.40)	(0.52)	(0.69)	(0.53)
Portfolio turnover	28	27	34	48	51

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR CONVERTIBLE SECURITIES FUND

	Retirement Class
Year Ended October 31,	2024	2023[g]	2022	2021	2020
Net asset value beginning of period	$9.42	$9.82	$13.69	$12.49	$10.82
Income from Investment Operations
Net investment income/(loss)[e,b]	0.39	0.24	0.04	0.02	0.07
Net realized and unrealized gain/(loss) on investments	1.76	(0.32)	(2.22)	2.43	2.02
Total from investment operations	2.15	(0.08)	(2.18)	2.45	2.09
Less Distributions
Dividends from net investment income	(0.34)	(0.28)	(0.08)	(0.09)	(0.09)
Distributions from net realized capital gains	—	—	(1.61)	(1.16)	(0.33)
Return of capital	—	(0.04)	—	—	—
Total distributions	(0.34)	(0.32)	(1.69)	(1.25)	(0.42)
Proceeds from redemption fees	—	—	—	—*	—*
Net asset value end of period	$11.23	$9.42	$9.82	$13.69	$12.49
Net assets end of period (000s)	$12,460	$10,174	$33,711	$41,250	$34,307
Ratios and Supplemental Data (%)
Total return[f]	23.08%	(0.73)%	(17.59)%	20.23%	19.93%
Ratio of total expenses to average net assets^	0.94	0.98	0.74	0.73	0.74
Ratio of net expenses to average net assets[e]	0.63	0.69	0.68	0.67	0.69
Ratio of net investment income/(loss) to average net assets[e]	3.69	2.40	0.35	0.15	0.60
Portfolio turnover	100	127	66	50	101

	Administrative Class
Year Ended October 31,	2024	2023[g]	2022	2021	2020
Net asset value beginning of period	$9.40	$9.78	$13.63	$12.46	$10.80
Income from Investment Operations
Net investment income/(loss)[e,b]	0.35	0.27	—*	(0.02)	0.03
Net realized and unrealized gain/(loss) on investments	1.77	(0.42)	(2.20)	2.42	2.01
Total from investment operations	2.12	(0.15)	(2.20)	2.40	2.04
Less Distributions
Dividends from net investment income	(0.31)	(0.21)	(0.04)	(0.07)	(0.05)
Distributions from net realized capital gains	—	—	(1.61)	(1.16)	(0.33)
Return of capital	—	(0.02)	—	—	—
Total distributions	(0.31)	(0.23)	(1.65)	(1.23)	(0.38)
Proceeds from redemption fees	—	—	—	—*	—*
Net asset value end of period	$11.21	$9.40	$9.78	$13.63	$12.46
Net assets end of period (000s)	$87	$71	$70	$85	$70
Ratios and Supplemental Data (%)
Total return[f]	22.73%	(1.47)%	(17.84)%	19.87%	19.48%
Ratio of total expenses to average net assets^	1.27	1.24	1.07	1.06	1.07
Ratio of net expenses to average net assets[e]	0.96	0.97	1.01	1.00	1.02
Ratio of net investment income/(loss) to average net assets[e]	3.36	2.71	0.02	(0.18)	0.29
Portfolio turnover	100	127	66	50	101

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR CONVERTIBLE SECURITIES FUND—Continued

	Institutional Class
Year Ended October 31,	2024	2023[g]	2022	2021	2020
Net asset value beginning of period	$9.42	$9.82	$13.68	$12.48	$10.83
Income from Investment Operations
Net investment income/(loss)[e,b]	0.38	0.23	0.03	0.01	0.06
Net realized and unrealized gain/(loss) on investments	1.76	(0.32)	(2.21)	2.43	2.00
Total from investment operations	2.14	(0.09)	(2.18)	2.44	2.06
Less Distributions
Dividends from net investment income	(0.33)	(0.28)	(0.07)	(0.08)	(0.08)
Distributions from net realized capital gains	—	—	(1.61)	(1.16)	(0.33)
Return of capital	—	(0.03)	—	—	—
Total distributions	(0.33)	(0.31)	(1.68)	(1.24)	(0.41)
Proceeds from redemption fees	—	—	—	—*	—*
Net asset value end of period	$11.23	$9.42	$9.82	$13.68	$12.48
Net assets end of period (000s)	$11,423	$15,052	$126,865	$161,772	$117,269
Ratios and Supplemental Data (%)
Total return[f]	22.98%	(0.83)%	(17.62)%	20.18%	19.63%
Ratio of total expenses to average net assets^	1.02	1.06	0.82	0.81	0.82
Ratio of net expenses to average net assets[e]	0.71	0.77	0.76	0.75	0.77
Ratio of net investment income/(loss) to average net assets[e]	3.65	2.31	0.27	0.06	0.55
Portfolio turnover	100	127	66	50	101

	Investor Class
Year Ended October 31,	2024	2023[g]	2022	2021	2020
Net asset value beginning of period	$9.38	$9.77	$13.62	$12.46	$10.80
Income from Investment Operations
Net investment income/(loss)[e,b]	0.34	0.24	(0.01)	(0.04)	0.02
Net realized and unrealized gain/(loss) on investments	1.76	(0.36)	(2.20)	2.43	2.00
Total from investment operations	2.10	(0.12)	(2.21)	2.39	2.02
Less Distributions
Dividends from net investment income	(0.30)	(0.24)	(0.03)	(0.07)	(0.03)
Distributions from net realized capital gains	—	—	(1.61)	(1.16)	(0.33)
Return of capital	—	(0.03)	—	—	—
Total distributions	(0.30)	(0.27)	(1.64)	(1.23)	(0.36)
Proceeds from redemption fees	—	—	—	—*	—*
Net asset value end of period	$11.18	$9.38	$9.77	$13.62	$12.46
Net assets end of period (000s)	$842	$653	$2,076	$2,853	$2,420
Ratios and Supplemental Data (%)
Total return[f]	22.55%	(1.23)%	(17.92)%	19.76%	19.33%
Ratio of total expenses to average net assets^	1.38	1.40	1.18	1.17	1.19
Ratio of net expenses to average net assets[e]	1.07	1.12	1.12	1.11	1.14
Ratio of net investment income/(loss) to average net assets[e]	3.25	2.46	(0.10)	(0.29)	0.17
Portfolio turnover	100	127	66	50	101

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR CORE BOND FUND

	Retirement Class
Year Ended October 31,	2024	2023	2022	2021	2020
Net asset value beginning of period	$8.34	$8.64	$10.61	$11.06	$10.64
Income from Investment Operations
Net investment income/(loss)[e,b]	0.41	0.34	0.22	0.19	0.26
Net realized and unrealized gain/(loss) on investments	0.49	(0.27)	(1.90)	(0.19)	0.50
Total from investment operations	0.90	0.07	(1.68)	—	0.76
Less Distributions
Dividends from net investment income	(0.38)	(0.37)	(0.29)	(0.23)	(0.27)
Distributions from net realized capital gains	—	—	—	(0.22)	(0.07)
Total distributions	(0.38)	(0.37)	(0.29)	(0.45)	(0.34)
Net asset value end of period	$8.86	$8.34	$8.64	$10.61	$11.06
Net assets end of period (000s)	$1,125,752	$64,662	$41,312	$36,557	$29,428
Ratios and Supplemental Data (%)
Total return[f]	10.82%	0.63%	(16.14)%	(0.01)%	7.36%
Ratio of total expenses to average net assets^	0.29	0.36	0.37	0.43	0.43
Ratio of net expenses to average net assets[e]	0.26	0.26	0.27	0.37	0.37
Ratio of net investment income/(loss) to average net assets[e]	4.55	3.88	2.28	1.77	2.35
Portfolio turnover	101	71	60	47	70

	Institutional Class
Year Ended October 31,	2024	2023	2022	2021	2020
Net asset value beginning of period	$8.34	$8.64	$10.61	$11.06	$10.64
Income from Investment Operations
Net investment income/(loss)[e,b]	0.39	0.34	0.20	0.18	0.26
Net realized and unrealized gain/(loss) on investments	0.50	(0.28)	(1.89)	(0.19)	0.50
Total from investment operations	0.89	0.06	(1.69)	(0.01)	0.76
Less Distributions
Dividends from net investment income	(0.37)	(0.36)	(0.28)	(0.22)	(0.27)
Distributions from net realized capital gains	—	—	—	(0.22)	(0.07)
Total distributions	(0.37)	(0.36)	(0.28)	(0.44)	(0.34)
Net asset value end of period	$8.86	$8.34	$8.64	$10.61	$11.06
Net assets end of period (000s)	$97,959	$42,105	$28,065	$105,931	$86,173
Ratios and Supplemental Data (%)
Total return[f]	10.74%	0.55%	(16.21)%	(0.09)%	7.28%
Ratio of total expenses to average net assets^	0.37	0.44	0.45	0.51	0.51
Ratio of net expenses to average net assets[e]	0.34	0.34	0.36	0.45	0.45
Ratio of net investment income/(loss) to average net assets[e]	4.39	3.79	2.03	1.70	2.35
Portfolio turnover	101	71	60	47	70

The accompanying notes are an integral part of the Financial Statements.

⬤

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⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR CORE PLUS FUND

	Retirement Class
Year Ended October 31,	2024	2023	2022[h]	2021	2020
Net asset value beginning of period	$9.50	$9.78	$12.06	$12.35	$11.90
Income from Investment Operations
Net investment income/(loss)[e,b]	0.44	0.40	0.32	0.32	0.31
Net realized and unrealized gain/(loss) on investments	0.70	(0.24)	(2.18)	(0.21)	0.49
Total from investment operations	1.14	0.16	(1.86)	0.11	0.80
Less Distributions
Dividends from net investment income	(0.47)	(0.44)	(0.40)	(0.27)	(0.35)
Distributions from net realized capital gains	—	—	(0.02)	(0.13)	—
Total distributions	(0.47)	(0.44)	(0.42)	(0.40)	(0.35)
Net asset value end of period	$10.17	$9.50	$9.78	$12.06	$12.35
Net assets end of period (000s)	$41,952	$13,726	$12,389	$172,699	$166,740
Ratios and Supplemental Data (%)
Total return[f]	12.11%	1.43%	(15.78)%	0.88%	6.82%
Ratio of total expenses to average net assets^	0.31	0.30	0.42	0.53	0.58
Ratio of net expenses to average net assets[e]	0.30	0.30	0.36	0.43	0.48
Ratio of net expenses excluding interest expense to average net assets[e]	0.30	0.30	0.36	0.43	0.43
Ratio of net investment income/(loss) to average net assets[e]	4.34	3.94	2.83	2.63	2.56
Portfolio turnover	56	55	219	370	558

	Administrative Class
Year Ended October 31,	2024	2023	2022[h]	2021	2020
Net asset value beginning of period	$9.50	$9.78	$12.08	$12.37	$11.92
Income from Investment Operations
Net investment income/(loss)[e,b]	0.40	0.36	0.29	0.28	0.28
Net realized and unrealized gain/(loss) on investments	0.70	(0.24)	(2.21)	(0.21)	0.48
Total from investment operations	1.10	0.12	(1.92)	0.07	0.76
Less Distributions
Dividends from net investment income	(0.43)	(0.40)	(0.36)	(0.23)	(0.31)
Distributions from net realized capital gains	—	—	(0.02)	(0.13)	—
Total distributions	(0.43)	(0.40)	(0.38)	(0.36)	(0.31)
Net asset value end of period	$10.17	$9.50	$9.78	$12.08	$12.37
Net assets end of period (000s)	$7,109	$7,664	$11,223	$17,270	$18,302
Ratios and Supplemental Data (%)
Total return[f]	11.75%	1.10%	(16.20)%	0.54%	6.44%
Ratio of total expenses to average net assets^	0.64	0.63	0.71	0.86	0.97
Ratio of net expenses to average net assets[e]	0.63	0.63	0.67	0.76	0.87
Ratio of net expenses excluding interest expense to average net assets[e]	0.63	0.63	0.67	0.76	0.76
Ratio of net investment income/(loss) to average net assets[e]	4.00	3.58	2.64	2.29	2.32
Portfolio turnover	56	55	219	370	558

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR CORE PLUS FUND—Continued

	Institutional Class
Year Ended October 31,	2024	2023	2022[h]	2021	2020
Net asset value beginning of period	$9.49	$9.77	$12.07	$12.36	$11.91
Income from Investment Operations
Net investment income/(loss)[e,b]	0.43	0.39	0.32	0.31	0.31
Net realized and unrealized gain/(loss) on investments	0.69	(0.24)	(2.21)	(0.21)	0.48
Total from investment operations	1.12	0.15	(1.89)	0.10	0.79
Less Distributions
Dividends from net investment income	(0.46)	(0.43)	(0.39)	(0.26)	(0.34)
Distributions from net realized capital gains	—	—	(0.02)	(0.13)	—
Total distributions	(0.46)	(0.43)	(0.41)	(0.39)	(0.34)
Net asset value end of period	$10.15	$9.49	$9.77	$12.07	$12.36
Net assets end of period (000s)	$1,083,111	$905,615	$924,416	$1,376,349	$1,844,961
Ratios and Supplemental Data (%)
Total return[f]	11.93%	1.35%	(15.99)%	0.79%	6.72%
Ratio of total expenses to average net assets^	0.39	0.38	0.46	0.61	0.73
Ratio of net expenses to average net assets[e]	0.38	0.38	0.42	0.51	0.62
Ratio of net expenses excluding interest expense to average net assets[e]	0.38	0.38	0.42	0.51	0.51
Ratio of net investment income/(loss) to average net assets[e]	4.25	3.85	2.88	2.52	2.58
Portfolio turnover	56	55	219	370	558

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR DISRUPTIVE INNOVATION FUND

	Retirement Class
Year Ended October 31,	2024	2023	2022	2021[i]	2020
Net asset value beginning of period	$4.46	$4.37	$14.40	$12.93	$10.91
Income from Investment Operations
Net investment income/(loss)[e,b]	(0.02)	(0.02)	(0.01)	(0.08)	(0.06)
Net realized and unrealized gain/(loss) on investments	1.66	0.11	(4.60)	3.48	4.25
Total from investment operations	1.64	0.09	(4.61)	3.40	4.19
Less Distributions
Dividends from net investment income	—	—	—	—	—
Distributions from net realized capital gains	—	—	(5.42)	(1.93)	(2.17)
Total distributions	—	—	(5.42)	(1.93)	(2.17)
Net asset value end of period	$6.10	$4.46	$4.37	$14.40	$12.93
Net assets end of period (000s)	$12,845	$9,761	$16,353	$64,310	$64,242
Ratios and Supplemental Data (%)
Total return[f]	36.77%	2.06%	(46.85)%	27.41%	46.03%
Ratio of total expenses to average net assets^	0.91	0.91	0.83	0.85	0.83
Ratio of net expenses to average net assets[e]	0.75	0.75	0.52	0.74	0.79
Ratio of net investment income/(loss) to average net assets[e]	(0.32)	(0.36)	(0.15)	(0.56)	(0.53)
Portfolio turnover	58	72	75	182	113

	Administrative Class
Year Ended October 31,	2024	2023	2022	2021[i]	2020
Net asset value beginning of period	$3.71	$3.66	$13.08	$11.93	$10.26
Income from Investment Operations
Net investment income/(loss)[e,b]	(0.03)	(0.03)	(0.03)	(0.11)	(0.08)
Net realized and unrealized gain/(loss) on investments	1.39	0.08	(3.97)	3.19	3.92
Total from investment operations	1.36	0.05	(4.00)	3.08	3.84
Less Distributions
Dividends from net investment income	—	—	—	—	—
Distributions from net realized capital gains	—	—	(5.42)	(1.93)	(2.17)
Total distributions	—	—	(5.42)	(1.93)	(2.17)
Net asset value end of period	$5.07	$3.71	$3.66	$13.08	$11.93
Net assets end of period (000s)	$1,614	$1,521	$2,492	$5,518	$3,666
Ratios and Supplemental Data (%)
Total return[f]	36.66%	1.37%	(46.96)%	26.98%	45.42%
Ratio of total expenses to average net assets^	1.24	1.24	1.16	1.17	1.16
Ratio of net expenses to average net assets[e]	1.08	1.08	0.86	1.06	1.12
Ratio of net investment income/(loss) to average net assets[e]	(0.65)	(0.69)	(0.48)	(0.88)	(0.84)
Portfolio turnover	58	72	75	182	113

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR DISRUPTIVE INNOVATION FUND—Continued

	Institutional Class
Year Ended October 31,	2024	2023	2022	2021[i]	2020
Net asset value beginning of period	$4.40	$4.32	$14.31	$12.87	$10.88
Income from Investment Operations
Net investment income/(loss)[e,b]	(0.02)	(0.02)	(0.01)	(0.09)	(0.06)
Net realized and unrealized gain/(loss) on investments	1.64	0.10	(4.56)	3.46	4.22
Total from investment operations	1.62	0.08	(4.57)	3.37	4.16
Less Distributions
Dividends from net investment income	—	—	—	—	—
Distributions from net realized capital gains	—	—	(5.42)	(1.93)	(2.17)
Total distributions	—	—	(5.42)	(1.93)	(2.17)
Net asset value end of period	$6.02	$4.40	$4.32	$14.31	$12.87
Net assets end of period (000s)	$38,079	$36,134	$72,988	$220,842	$236,863
Ratios and Supplemental Data (%)
Total return[f]	36.82%	1.85%	(46.87)%	27.29%	45.84%
Ratio of total expenses to average net assets^	0.99	0.99	0.91	0.93	0.91
Ratio of net expenses to average net assets[e]	0.83	0.83	0.61	0.82	0.87
Ratio of net investment income/(loss) to average net assets[e]	(0.40)	(0.44)	(0.24)	(0.64)	(0.58)
Portfolio turnover	58	72	75	182	113

	Investor Class
Year Ended October 31,	2024	2023	2022	2021[i]	2020
Net asset value beginning of period	$3.31	$3.27	$12.36	$11.37	$9.88
Income from Investment Operations
Net investment income/(loss)[e,b]	(0.03)	(0.03)	(0.03)	(0.12)	(0.09)
Net realized and unrealized gain/(loss) on investments	1.24	0.07	(3.64)	3.04	3.75
Total from investment operations	1.21	0.04	(3.67)	2.92	3.66
Less Distributions
Dividends from net investment income	—	—	—	—	—
Distributions from net realized capital gains	—	—	(5.42)	(1.93)	(2.17)
Total distributions	—	—	(5.42)	(1.93)	(2.17)
Net asset value end of period	$4.52	$3.31	$3.27	$12.36	$11.37
Net assets end of period (000s)	$15,072	$13,870	$16,387	$56,531	$36,399
Ratios and Supplemental Data (%)
Total return[f]	36.56%	1.22%	(47.05)%	26.88%	45.32%
Ratio of total expenses to average net assets^	1.35	1.35	1.27	1.29	1.28
Ratio of net expenses to average net assets[e]	1.19	1.19	0.96	1.17	1.24
Ratio of net investment income/(loss) to average net assets[e]	(0.76)	(0.80)	(0.59)	(0.99)	(0.96)
Portfolio turnover	58	72	75	182	113

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR DIVERSIFIED INTERNATIONAL ALL CAP FUND

	Retirement Class
Year Ended October 31,	2024	2023	2022	2021	2020
Net asset value beginning of period	$10.79	$9.75	$13.83	$10.25	$11.17
Income from Investment Operations
Net investment income/(loss)[e,b]	0.23	0.25	0.23	0.21	0.14
Net realized and unrealized gain/(loss) on investments	2.05	0.95	(3.36)	3.50	(0.81)
Total from investment operations	2.28	1.20	(3.13)	3.71	(0.67)
Less Distributions
Dividends from net investment income	(0.31)	(0.16)	(0.23)	(0.13)	(0.25)
Distributions from net realized capital gains	—	—	(0.72)	—	—
Total distributions	(0.31)	(0.16)	(0.95)	(0.13)	(0.25)
Net asset value end of period	$12.76	$10.79	$9.75	$13.83	$10.25
Net assets end of period (000s)	$657,085	$610,787	$543,857	$853,454	$533,318
Ratios and Supplemental Data (%)
Total return[f]	21.34%	12.38%	(24.03)%	36.32%	(6.25)%
Ratio of total expenses to average net assets^	0.83	0.82	0.84	0.84	0.85
Ratio of net expenses to average net assets[e]	0.72	0.72	0.72	0.71	0.70
Ratio of net investment income/(loss) to average net assets[e]	1.83	2.16	1.98	1.54	1.32
Portfolio turnover	30	19	24	51	25

	Administrative Class
Year Ended October 31,	2024	2023	2022	2021	2020
Net asset value beginning of period	$10.75	$9.71	$13.77	$10.22	$11.14
Income from Investment Operations
Net investment income/(loss)[e,b]	0.20	0.21	0.20	0.16	0.10
Net realized and unrealized gain/(loss) on investments	2.02	0.96	(3.35)	3.48	(0.80)
Total from investment operations	2.22	1.17	(3.15)	3.64	(0.70)
Less Distributions
Dividends from net investment income	(0.27)	(0.13)	(0.19)	(0.09)	(0.22)
Distributions from net realized capital gains	—	—	(0.72)	—	—
Total distributions	(0.27)	(0.13)	(0.91)	(0.09)	(0.22)
Net asset value end of period	$12.70	$10.75	$9.71	$13.77	$10.22
Net assets end of period (000s)	$11,370	$8,506	$7,419	$9,213	$6,446
Ratios and Supplemental Data (%)
Total return[f]	20.87%	12.06%	(24.24)%	35.76%	(6.54)%
Ratio of total expenses to average net assets^	1.16	1.15	1.17	1.17	1.18
Ratio of net expenses to average net assets[e]	1.05	1.05	1.05	1.04	1.03
Ratio of net investment income/(loss) to average net assets[e]	1.57	1.81	1.73	1.17	0.99
Portfolio turnover	30	19	24	51	25

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR DIVERSIFIED INTERNATIONAL ALL CAP FUND—Continued

	Institutional Class
Year Ended October 31,	2024	2023	2022	2021	2020
Net asset value beginning of period	$10.79	$9.75	$13.82	$10.25	$11.17
Income from Investment Operations
Net investment income/(loss)[e,b]	0.22	0.24	0.23	0.19	0.13
Net realized and unrealized gain/(loss) on investments	2.05	0.96	(3.36)	3.50	(0.81)
Total from investment operations	2.27	1.20	(3.13)	3.69	(0.68)
Less Distributions
Dividends from net investment income	(0.30)	(0.16)	(0.22)	(0.12)	(0.24)
Distributions from net realized capital gains	—	—	(0.72)	—	—
Total distributions	(0.30)	(0.16)	(0.94)	(0.12)	(0.24)
Net asset value end of period	$12.76	$10.79	$9.75	$13.82	$10.25
Net assets end of period (000s)	$253,607	$270,054	$248,130	$332,503	$247,212
Ratios and Supplemental Data (%)
Total return[f]	21.24%	12.28%	(24.04)%	36.12%	(6.33)%
Ratio of total expenses to average net assets^	0.91	0.90	0.92	0.92	0.93
Ratio of net expenses to average net assets[e]	0.80	0.80	0.80	0.79	0.78
Ratio of net investment income/(loss) to average net assets[e]	1.73	2.06	1.99	1.43	1.25
Portfolio turnover	30	19	24	51	25

	Investor Class
Year Ended October 31,	2024	2023	2022	2021	2020
Net asset value beginning of period	$10.69	$9.66	$13.70	$10.17	$11.08
Income from Investment Operations
Net investment income/(loss)[e,b]	0.17	0.19	0.18	0.14	0.09
Net realized and unrealized gain/(loss) on investments	2.04	0.96	(3.33)	3.47	(0.80)
Total from investment operations	2.21	1.15	(3.15)	3.61	(0.71)
Less Distributions
Dividends from net investment income	(0.26)	(0.12)	(0.17)	(0.08)	(0.20)
Distributions from net realized capital gains	—	—	(0.72)	—	—
Total distributions	(0.26)	(0.12)	(0.89)	(0.08)	(0.20)
Net asset value end of period	$12.64	$10.69	$9.66	$13.70	$10.17
Net assets end of period (000s)	$11,694	$9,705	$8,330	$10,072	$7,037
Ratios and Supplemental Data (%)
Total return[f]	20.87%	11.87%	(24.32)%	35.56%	(6.58)%
Ratio of total expenses to average net assets^	1.27	1.26	1.28	1.29	1.30
Ratio of net expenses to average net assets[e]	1.16	1.16	1.16	1.15	1.15
Ratio of net investment income/(loss) to average net assets[e]	1.41	1.71	1.60	1.07	0.86
Portfolio turnover	30	19	24	51	25

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR INTERNATIONAL FUND

	Retirement Class
Year Ended October 31,	2024	2023	2022	2021	2020
Net asset value beginning of period	$39.99	$35.91	$48.47	$36.52	$39.00
Income from Investment Operations
Net investment income/(loss)[e,b]	0.91	1.01	1.09	0.72	0.91
Net realized and unrealized gain/(loss) on investments	7.66	4.41	(12.60)	11.73	(2.10)
Total from investment operations	8.57	5.42	(11.51)	12.45	(1.19)
Less Distributions
Dividends from net investment income	(1.60)	(1.34)	(1.05)	(0.50)	(1.29)
Distributions from net realized capital gains	—	—	—	—	—
Total distributions	(1.60)	(1.34)	(1.05)	(0.50)	(1.29)
Net asset value end of period	$46.96	$39.99	$35.91	$48.47	$36.52
Net assets end of period (000s)	$612,228	$535,873	$461,129	$872,647	$871,743
Ratios and Supplemental Data (%)
Total return[f]	21.79%	15.24%	(24.19)%	34.23%	(3.35)%
Ratio of total expenses to average net assets^	0.81	0.81	0.81	0.80	1.61[j]
Ratio of net expenses to average net assets[e]	0.69	0.69	0.69	0.69	0.69[j]
Ratio of net investment income/(loss) to average net assets[e]	1.98	2.41	2.57	1.55	2.52[j]
Portfolio turnover	32	18	14	21	12

	Administrative Class
Year Ended October 31,	2024	2023	2022	2021	2020
Net asset value beginning of period	$40.45	$36.29	$48.95	$36.78	$39.26
Income from Investment Operations
Net investment income/(loss)[e,b]	0.76	0.88	1.02	0.57	0.47
Net realized and unrealized gain/(loss) on investments	7.76	4.48	(12.80)	11.84	(1.81)
Total from investment operations	8.52	5.36	(11.78)	12.41	(1.34)
Less Distributions
Dividends from net investment income	(1.43)	(1.20)	(0.87)	(0.24)	(1.14)
Distributions from net realized capital gains	—	—	—	—	—
Total distributions	(1.43)	(1.20)	(0.87)	(0.24)	(1.14)
Net asset value end of period	$47.54	$40.45	$36.29	$48.95	$36.78
Net assets end of period (000s)	$8,964	$10,643	$10,375	$15,464	$15,825
Ratios and Supplemental Data (%)
Total return[f]	21.37%	14.88%	(24.46)%	33.80%	(3.67)%
Ratio of total expenses to average net assets^	1.14	1.14	1.14	1.14	1.65[j]
Ratio of net expenses to average net assets[e]	1.02	1.02	1.02	1.02	1.02[j]
Ratio of net investment income/(loss) to average net assets[e]	1.64	2.08	2.40	1.22	1.61[j]
Portfolio turnover	32	18	14	21	12

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR INTERNATIONAL FUND—Continued

	Institutional Class
Year Ended October 31,	2024	2023	2022	2021	2020
Net asset value beginning of period	$40.14	$36.04	$48.64	$36.64	$39.12
Income from Investment Operations
Net investment income/(loss)[e,b]	0.88	0.99	1.12	0.70	0.92
Net realized and unrealized gain/(loss) on investments	7.69	4.42	(12.71)	11.76	(2.15)
Total from investment operations	8.57	5.41	(11.59)	12.46	(1.23)
Less Distributions
Dividends from net investment income	(1.57)	(1.31)	(1.01)	(0.46)	(1.25)
Distributions from net realized capital gains	—	—	—	—	—
Total distributions	(1.57)	(1.31)	(1.01)	(0.46)	(1.25)
Net asset value end of period	$47.14	$40.14	$36.04	$48.64	$36.64
Net assets end of period (000s)	$2,552,081	$2,354,695	$2,298,600	$3,307,683	$2,750,824
Ratios and Supplemental Data (%)
Total return[f]	21.69%	15.14%	(24.25)%	34.15%	(3.43)%
Ratio of total expenses to average net assets^	0.89	0.89	0.89	0.89	1.76[j]
Ratio of net expenses to average net assets[e]	0.77	0.77	0.77	0.77	0.77[j]
Ratio of net investment income/(loss) to average net assets[e]	1.91	2.35	2.68	1.50	2.52[j]
Portfolio turnover	32	18	14	21	12

	Investor Class
Year Ended October 31,	2024	2023	2022	2021	2020
Net asset value beginning of period	$39.68	$35.63	$48.08	$36.22	$38.65
Income from Investment Operations
Net investment income/(loss)[e,b]	0.70	0.83	0.95	0.52	0.75
Net realized and unrealized gain/(loss) on investments	7.62	4.37	(12.57)	11.64	(2.12)
Total from investment operations	8.32	5.20	(11.62)	12.16	(1.37)
Less Distributions
Dividends from net investment income	(1.40)	(1.15)	(0.83)	(0.30)	(1.06)
Distributions from net realized capital gains	—	—	—	—	—
Total distributions	(1.40)	(1.15)	(0.83)	(0.30)	(1.06)
Net asset value end of period	$46.60	$39.68	$35.63	$48.08	$36.22
Net assets end of period (000s)	$249,387	$241,997	$246,731	$374,773	$323,686
Ratios and Supplemental Data (%)
Total return[f]	21.28%	14.71%	(24.53)%	33.66%	(3.79)%
Ratio of total expenses to average net assets^	1.25	1.25	1.25	1.25	2.10[j]
Ratio of net expenses to average net assets[e]	1.13	1.13	1.13	1.13	1.14[j]
Ratio of net investment income/(loss) to average net assets[e]	1.53	1.99	2.28	1.13	2.06[j]
Portfolio turnover	32	18	14	21	12

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR INTERNATIONAL COMPOUNDERS FUND

Retirement
Period from March 1, 2024[a] through October 31, 2024

Net asset value beginning of period	$10.00
Income from Investment Operations
Net investment income/(loss)[e,b]	0.05
Net realized and unrealized gain/(loss) on investments	(0.17)
Total from investment operations	(0.12)
Less Distributions
Dividends from net investment income	—
Distributions from net realized capital gains	—
Net asset value end of period	$9.88
Net assets end of period (000s)	$17,575
Ratios and Supplemental Data (%)
Total return[f]	(1.20)%[c]
Ratio of total expenses to average net assets^	2.97[d]
Ratio of net expenses to average net assets[e]	0.55[d]
Ratio of net investment income/(loss) to average net assets[e]	0.71[d]
Portfolio turnover	8[c]

Institutional
Period from March 1, 2024[a] through October 31, 2024

Net asset value beginning of period	$10.00
Income from Investment Operations
Net investment income/(loss)[e,b]	0.08
Net realized and unrealized gain/(loss) on investments	(0.21)
Total from investment operations	(0.13)
Less Distributions
Dividends from net investment income	—
Distributions from net realized capital gains	—
Net asset value end of period	$9.87
Net assets end of period (000s)	$2,493
Ratios and Supplemental Data (%)
Total return[f]	(1.30)%[c]
Ratio of total expenses to average net assets^	3.05[d]
Ratio of net expenses to average net assets[e]	0.63[d]
Ratio of net investment income/(loss) to average net assets[e]	1.24[d]
Portfolio turnover	8[c]

The accompanying notes are an integral part of the Financial Statements.

⬤

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⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR INTERNATIONAL CORE FUND

	Retirement Class
Year Ended October 31,	2024	2023	2022	2021	2020
Net asset value beginning of period	$10.54	$9.98	$14.02	$10.12	$10.31
Income from Investment Operations
Net investment income/(loss)[e,b]	0.27	0.31	0.46	0.28	0.17
Net realized and unrealized gain/(loss) on investments	2.67	0.52	(3.14)	3.79	(0.09)
Total from investment operations	2.94	0.83	(2.68)	4.07	0.08
Less Distributions
Dividends from net investment income	(0.24)	(0.27)	(0.36)	(0.17)	(0.27)
Distributions from net realized capital gains	—	—	(1.00)	—	—
Total distributions	(0.24)	(0.27)	(1.36)	(0.17)	(0.27)
Net asset value end of period	$13.24	$10.54	$9.98	$14.02	$10.12
Net assets end of period (000s)	$11,000	$21,125	$21,221	$19,742	$13,790
Ratios and Supplemental Data (%)
Total return[f]	28.23%	8.35%	(20.93)%	40.51%	0.64%
Ratio of total expenses to average net assets^	0.93	0.99	1.16	1.19	1.35
Ratio of net expenses to average net assets[e]	0.77	0.77	0.77	0.77	0.77
Ratio of net investment income/(loss) to average net assets[e]	2.20	2.85	4.05	2.14	1.73
Portfolio turnover	107	120	100	108	80

	Institutional Class
Year Ended October 31,	2024	2023	2022	2021	2020
Net asset value beginning of period	$10.53	$9.97	$14.01	$10.11	$10.31
Income from Investment Operations
Net investment income/(loss)[e,b]	0.28	0.31	0.43	0.29	0.17
Net realized and unrealized gain/(loss) on investments	2.64	0.51	(3.12)	3.77	(0.11)
Total from investment operations	2.92	0.82	(2.69)	4.06	0.06
Less Distributions
Dividends from net investment income	(0.24)	(0.26)	(0.35)	(0.16)	(0.26)
Distributions from net realized capital gains	—	—	(1.00)	—	—
Total distributions	(0.24)	(0.26)	(1.35)	(0.16)	(0.26)
Net asset value end of period	$13.21	$10.53	$9.97	$14.01	$10.11
Net assets end of period (000s)	$218,627	$103,206	$66,908	$33,230	$13,226
Ratios and Supplemental Data (%)
Total return[f]	28.03%	8.31%	(21.00)%	40.46%	0.48%
Ratio of total expenses to average net assets^	1.01	1.07	1.24	1.27	1.43
Ratio of net expenses to average net assets[e]	0.85	0.85	0.85	0.85	0.85
Ratio of net investment income/(loss) to average net assets[e]	2.21	2.82	3.85	2.16	1.65
Portfolio turnover	107	120	100	108	80

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR INTERNATIONAL CORE FUND—Continued

	Investor Class
Year Ended October 31,	2024	2023	2022	2021	2020
Net asset value beginning of period	$10.44	$9.92	$13.96	$10.08	$10.28
Income from Investment Operations
Net investment income/(loss)[e,b]	0.23	0.30	0.38	0.23	0.14
Net realized and unrealized gain/(loss) on investments	2.64	0.47	(3.10)	3.78	(0.11)
Total from investment operations	2.87	0.77	(2.72)	4.01	0.03
Less Distributions
Dividends from net investment income	(0.20)	(0.25)	(0.32)	(0.13)	(0.23)
Distributions from net realized capital gains	—	—	(1.00)	—	—
Total distributions	(0.20)	(0.25)	(1.32)	(0.13)	(0.23)
Net asset value end of period	$13.11	$10.44	$9.92	$13.96	$10.08
Net assets end of period (000s)	$5,685	$9,836	$2,331	$101	$35
Ratios and Supplemental Data (%)
Total return[f]	27.70%	7.80%	(21.29)%	39.98%	0.14%
Ratio of total expenses to average net assets^	1.37	1.43	1.60	1.63	1.80
Ratio of net expenses to average net assets[e]	1.21	1.21	1.21	1.21	1.22
Ratio of net investment income/(loss) to average net assets[e]	1.91	2.77	3.67	1.73	1.41
Portfolio turnover	107	120	100	108	80

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR INTERNATIONAL SMALL CAP FUND

	Retirement Class
Year Ended October 31,	2024	2023	2022	2021	2020
Net asset value beginning of period	$12.75	$12.65	$16.39	$11.37	$12.49
Income from Investment Operations
Net investment income/(loss)[e,b]	0.34	0.35	0.27	0.28	0.07
Net realized and unrealized gain/(loss) on investments	1.66	0.10	(2.91)	4.91	(0.82)
Total from investment operations	2.00	0.45	(2.64)	5.19	(0.75)
Less Distributions
Dividends from net investment income	(0.29)	(0.15)	(0.28)	(0.17)	(0.37)
Distributions from net realized capital gains	(0.04)	(0.20)	(0.82)	—	—
Total distributions	(0.33)	(0.35)	(1.10)	(0.17)	(0.37)
Net asset value end of period	$14.42	$12.75	$12.65	$16.39	$11.37
Net assets end of period (000s)	$100,570	$130,744	$30,387	$9,559	$5,525
Ratios and Supplemental Data (%)
Total return[f]	15.73%	3.47%	(16.94)%	45.95%	(6.36)%
Ratio of total expenses to average net assets^	0.96	0.99	1.11	1.17	1.37
Ratio of net expenses to average net assets[e]	0.83	0.86	0.88	0.88	0.88
Ratio of net investment income/(loss) to average net assets[e]	2.34	2.51	2.04	1.79	0.64
Portfolio turnover	19	26	23	43	39

	Administrative Class
Year Ended October 31,	2024	2023	2022	2021	2020
Net asset value beginning of period	$12.71	$12.60	$16.33	$11.34	$12.46
Income from Investment Operations
Net investment income/(loss)[e,b]	0.15	0.30	0.29	0.20	0.06
Net realized and unrealized gain/(loss) on investments	1.80	0.12	(2.97)	4.93	(0.85)
Total from investment operations	1.95	0.42	(2.68)	5.13	(0.79)
Less Distributions
Dividends from net investment income	—	(0.11)	(0.23)	(0.14)	(0.33)
Distributions from net realized capital gains	(0.04)	(0.20)	(0.82)	—	—
Total distributions	(0.04)	(0.31)	(1.05)	(0.14)	(0.33)
Net asset value end of period	$14.62	$12.71	$12.60	$16.33	$11.34
Net assets end of period (000s)	$46	$418	$436	$487	$333
Ratios and Supplemental Data (%)
Total return[f]	15.34%	3.21%	(17.25)%	45.44%	(6.65)%
Ratio of total expenses to average net assets^	1.29	1.32	1.44	1.50	1.70
Ratio of net expenses to average net assets[e]	1.17	1.20	1.21	1.21	1.21
Ratio of net investment income/(loss) to average net assets[e]	1.05	2.13	2.12	1.30	0.49
Portfolio turnover	19	26	23	43	39

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR INTERNATIONAL SMALL CAP FUND—Continued

	Institutional Class
Year Ended October 31,	2024	2023	2022	2021	2020
Net asset value beginning of period	$12.74	$12.65	$16.39	$11.37	$12.49
Income from Investment Operations
Net investment income/(loss)[e,b]	0.33	0.36	0.32	0.24	0.09
Net realized and unrealized gain/(loss) on investments	1.67	0.07	(2.97)	4.95	(0.86)
Total from investment operations	2.00	0.43	(2.65)	5.19	(0.77)
Less Distributions
Dividends from net investment income	(0.28)	(0.14)	(0.27)	(0.17)	(0.35)
Distributions from net realized capital gains	(0.04)	(0.20)	(0.82)	—	—
Total distributions	(0.32)	(0.34)	(1.09)	(0.17)	(0.35)
Net asset value end of period	$14.42	$12.74	$12.65	$16.39	$11.37
Net assets end of period (000s)	$120,922	$194,128	$93,640	$49,419	$25,716
Ratios and Supplemental Data (%)
Total return[f]	15.72%	3.33%	(17.00)%	45.87%	(6.48)%
Ratio of total expenses to average net assets^	1.04	1.07	1.19	1.25	1.45
Ratio of net expenses to average net assets[e]	0.91	0.94	0.96	0.96	0.96
Ratio of net investment income/(loss) to average net assets[e]	2.28	2.55	2.32	1.53	0.76
Portfolio turnover	19	26	23	43	39

	Investor Class
Year Ended October 31,	2024	2023	2022	2021	2020
Net asset value beginning of period	$12.67	$12.58	$16.32	$11.34	$12.45
Income from Investment Operations
Net investment income/(loss)[e,b]	0.25	0.33	0.23	0.18	0.04
Net realized and unrealized gain/(loss) on investments	1.69	0.07	(2.92)	4.93	(0.84)
Total from investment operations	1.94	0.40	(2.69)	5.11	(0.80)
Less Distributions
Dividends from net investment income	(0.23)	(0.11)	(0.23)	(0.13)	(0.31)
Distributions from net realized capital gains	(0.04)	(0.20)	(0.82)	—	—
Total distributions	(0.27)	(0.31)	(1.05)	(0.13)	(0.31)
Net asset value end of period	$14.34	$12.67	$12.58	$16.32	$11.34
Net assets end of period (000s)	$2,709	$4,388	$1,140	$1,962	$398
Ratios and Supplemental Data (%)
Total return[f]	15.30%	2.98%	(17.29)%	45.25%	(6.76)%
Ratio of total expenses to average net assets^	1.40	1.43	1.55	1.61	1.82
Ratio of net expenses to average net assets[e]	1.27	1.30	1.32	1.32	1.33
Ratio of net investment income/(loss) to average net assets[e]	1.70	2.37	1.66	1.16	0.36
Portfolio turnover	19	26	23	43	39

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR LARGE CAP VALUE FUND

	Retirement Class
Year Ended October 31,	2024	2023	2022	2021	2020
Net asset value beginning of period	$19.01	$19.50	$23.23	$17.11	$16.33
Income from Investment Operations
Net investment income/(loss)[e,b]	0.29	0.30	0.26	0.19	0.18
Net realized and unrealized gain/(loss) on investments	5.17	0.27	(3.16)	6.62	0.76
Total from investment operations	5.46	0.57	(2.90)	6.81	0.94
Less Distributions
Dividends from net investment income	(0.27)	(0.35)	(0.22)	(0.17)	(0.16)
Distributions from net realized capital gains	(0.61)	(0.71)	(0.61)	(0.52)	—
Total distributions	(0.88)	(1.06)	(0.83)	(0.69)	(0.16)
Net asset value end of period	$23.59	$19.01	$19.50	$23.23	$17.11
Net assets end of period (000s)	$1,214,491	$1,038,551	$1,326,142	$1,472,349	$655,562
Ratios and Supplemental Data (%)
Total return[f]	29.14%	3.12%	(12.82)%	40.62%	5.80%
Ratio of total expenses to average net assets^	0.64	0.65	0.64	0.64	0.64
Ratio of net expenses to average net assets[e]	0.61	0.61	0.61	0.61	0.61
Ratio of net investment income/(loss) to average net assets[e]	1.29	1.53	1.26	0.90	1.08
Portfolio turnover	11	8	24	13	26

	Administrative Class
Year Ended October 31,	2024	2023	2022	2021	2020
Net asset value beginning of period	$19.02	$19.50	$23.21	$17.11	$16.33
Income from Investment Operations
Net investment income/(loss)[e,b]	0.22	0.23	0.19	0.13	0.13
Net realized and unrealized gain/(loss) on investments	5.16	0.27	(3.14)	6.59	0.75
Total from investment operations	5.38	0.50	(2.95)	6.72	0.88
Less Distributions
Dividends from net investment income	(0.16)	(0.27)	(0.15)	(0.10)	(0.10)
Distributions from net realized capital gains	(0.61)	(0.71)	(0.61)	(0.52)	—
Total distributions	(0.77)	(0.98)	(0.76)	(0.62)	(0.10)
Net asset value end of period	$23.63	$19.02	$19.50	$23.21	$17.11
Net assets end of period (000s)	$886	$2,979	$3,228	$3,941	$11,502
Ratios and Supplemental Data (%)
Total return[f]	28.69%	2.74%	(13.06)%	40.05%	5.42%
Ratio of total expenses to average net assets^	0.97	0.98	0.97	0.97	0.97
Ratio of net expenses to average net assets[e]	0.94	0.94	0.94	0.94	0.94
Ratio of net investment income/(loss) to average net assets[e]	1.01	1.19	0.92	0.64	0.78
Portfolio turnover	11	8	24	13	26

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR LARGE CAP VALUE FUND—Continued

	Institutional Class
Year Ended October 31,	2024	2023	2022	2021	2020
Net asset value beginning of period	$19.02	$19.50	$23.23	$17.11	$16.33
Income from Investment Operations
Net investment income/(loss)[e,b]	0.27	0.28	0.25	0.18	0.17
Net realized and unrealized gain/(loss) on investments	5.17	0.28	(3.17)	6.61	0.76
Total from investment operations	5.44	0.56	(2.92)	6.79	0.93
Less Distributions
Dividends from net investment income	(0.25)	(0.33)	(0.20)	(0.15)	(0.15)
Distributions from net realized capital gains	(0.61)	(0.71)	(0.61)	(0.52)	—
Total distributions	(0.86)	(1.04)	(0.81)	(0.67)	(0.15)
Net asset value end of period	$23.60	$19.02	$19.50	$23.23	$17.11
Net assets end of period (000s)	$658,681	$617,342	$751,476	$1,049,830	$880,755
Ratios and Supplemental Data (%)
Total return[f]	29.02%	3.06%	(12.90)%	40.52%	5.72%
Ratio of total expenses to average net assets^	0.72	0.73	0.72	0.72	0.72
Ratio of net expenses to average net assets[e]	0.69	0.69	0.69	0.69	0.69
Ratio of net investment income/(loss) to average net assets[e]	1.21	1.45	1.17	0.84	1.02
Portfolio turnover	11	8	24	13	26

	Investor Class
Year Ended October 31,	2024	2023	2022	2021	2020
Net asset value beginning of period	$19.25	$19.72	$23.46	$17.28	$16.48
Income from Investment Operations
Net investment income/(loss)[e,b]	0.19	0.22	0.17	0.10	0.11
Net realized and unrealized gain/(loss) on investments	5.24	0.26	(3.18)	6.68	0.76
Total from investment operations	5.43	0.48	(3.01)	6.78	0.87
Less Distributions
Dividends from net investment income	(0.17)	(0.24)	(0.12)	(0.08)	(0.07)
Distributions from net realized capital gains	(0.61)	(0.71)	(0.61)	(0.52)	—
Total distributions	(0.78)	(0.95)	(0.73)	(0.60)	(0.07)
Net asset value end of period	$23.90	$19.25	$19.72	$23.46	$17.28
Net assets end of period (000s)	$25,983	$24,200	$26,880	$31,192	$23,527
Ratios and Supplemental Data (%)
Total return[f]	28.58%	2.60%	(13.15)%	39.96%	5.32%
Ratio of total expenses to average net assets^	1.08	1.09	1.08	1.08	1.09
Ratio of net expenses to average net assets[e]	1.05	1.05	1.05	1.05	1.06
Ratio of net investment income/(loss) to average net assets[e]	0.85	1.09	0.81	0.47	0.67
Portfolio turnover	11	8	24	13	26

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR MID CAP FUND

	Retirement Class
Year Ended October 31,	2024	2023	2022	2021	2020[k]
Net asset value beginning of period	$11.98	$12.45	$14.52	$10.57	$10.00
Income from Investment Operations
Net investment income/(loss)[e,b]	0.12	0.11	0.09	0.05	0.05
Net realized and unrealized gain/(loss) on investments	3.12	(0.17)	(1.84)	3.93	0.53
Total from investment operations	3.24	(0.06)	(1.75)	3.98	0.58
Less Distributions
Dividends from net investment income	(0.09)	(0.07)	(0.05)	(0.03)	(0.01)
Distributions from net realized capital gains	(0.25)	(0.34)	(0.27)	—	—
Total distributions	(0.34)	(0.41)	(0.32)	(0.03)	(0.01)
Net asset value end of period	$14.88	$11.98	$12.45	$14.52	$10.57
Net assets end of period (000s)	$80,520	$67,565	$67,079	$37,135	$5,148
Ratios and Supplemental Data (%)
Total return[f]	27.26%	(0.46)%	(12.36)%	37.61%	5.86%[c]
Ratio of total expenses to average net assets^	0.86	0.89	0.92	0.93	2.28[d]
Ratio of net expenses to average net assets[e]	0.80	0.80	0.80	0.80	0.80[d]
Ratio of net investment income/(loss) to average net assets[e]	0.82	0.88	0.65	0.40	0.54[d]
Portfolio turnover	18	19	42	11	9[c]

	Institutional Class
Year Ended October 31,	2024	2023	2022	2021	2020[k]
Net asset value beginning of period	$11.97	$12.44	$14.51	$10.56	$10.00
Income from Investment Operations
Net investment income/(loss)[e,b]	0.10	0.10	0.09	0.04	0.04
Net realized and unrealized gain/(loss) on investments	3.13	(0.17)	(1.85)	3.93	0.53
Total from investment operations	3.23	(0.07)	(1.76)	3.97	0.57
Less Distributions
Dividends from net investment income	(0.08)	(0.06)	(0.04)	(0.02)	(0.01)
Distributions from net realized capital gains	(0.25)	(0.34)	(0.27)	—	—
Total distributions	(0.33)	(0.40)	(0.31)	(0.02)	(0.01)
Net asset value end of period	$14.87	$11.97	$12.44	$14.51	$10.56
Net assets end of period (000s)	$84,601	$30,896	$21,105	$23,710	$5,411
Ratios and Supplemental Data (%)
Total return[f]	27.22%	(0.56)%	(12.43)%	37.54%	5.75%[c]
Ratio of total expenses to average net assets^	0.94	0.97	1.00	1.01	2.36[d]
Ratio of net expenses to average net assets[e]	0.88	0.88	0.88	0.88	0.88[d]
Ratio of net investment income/(loss) to average net assets[e]	0.69	0.79	0.64	0.27	0.46[d]
Portfolio turnover	18	19	42	11	9[c]

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR MID CAP FUND—Continued

	Investor Class
Year Ended October 31,	2024	2023	2022	2021	2020[k]
Net asset value beginning of period	$11.91	$12.37	$14.44	$10.54	$10.00
Income from Investment Operations
Net investment income/(loss)[e,b]	0.06	0.05	0.04	(0.01)	0.01
Net realized and unrealized gain/(loss) on investments	3.11	(0.16)	(1.84)	3.91	0.53
Total from investment operations	3.17	(0.11)	(1.80)	3.90	0.54
Less Distributions
Dividends from net investment income	(0.02)	(0.01)	—*	—*	—*
Distributions from net realized capital gains	(0.25)	(0.34)	(0.27)	—	—
Total distributions	(0.27)	(0.35)	(0.27)	—*	—*
Net asset value end of period	$14.81	$11.91	$12.37	$14.44	$10.54
Net assets end of period (000s)	$337	$559	$834	$949	$455
Ratios and Supplemental Data (%)
Total return[f]	26.78%	(0.86)%	(12.72)%	37.00%	5.42%[c]
Ratio of total expenses to average net assets^	1.30	1.33	1.36	1.38	2.73[d]
Ratio of net expenses to average net assets[e]	1.24	1.24	1.24	1.24	1.25[d]
Ratio of net investment income/(loss) to average net assets[e]	0.44	0.44	0.28	(0.06)	0.07[d]
Portfolio turnover	18	19	42	11	9[c]

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR MID CAP VALUE FUND

	Retirement Class
Year Ended October 31,	2024	2023	2022	2021	2020
Net asset value beginning of period	$22.25	$23.93	$24.97	$16.83	$20.82
Income from Investment Operations
Net investment income/(loss)[e,b]	0.42	0.50	0.49	0.42	0.43
Net realized and unrealized gain/(loss) on investments	6.30	(0.31)	(1.18)	8.21	(3.73)
Total from investment operations	6.72	0.19	(0.69)	8.63	(3.30)
Less Distributions
Dividends from net investment income	(0.41)	(0.42)	(0.35)	(0.49)	(0.54)
Distributions from net realized capital gains	(1.36)	(1.45)	—	—	(0.15)
Total distributions	(1.77)	(1.87)	(0.35)	(0.49)	(0.69)
Net asset value end of period	$27.20	$22.25	$23.93	$24.97	$16.83
Net assets end of period (000s)	$103,927	$13,024	$43,591	$56,156	$29,897
Ratios and Supplemental Data (%)
Total return[f]	31.13%	0.86%	(2.80)%	51.99%	(16.55)%
Ratio of total expenses to average net assets^	0.82	0.83	0.81	0.81	0.82
Ratio of net expenses to average net assets[e]	0.77	0.77	0.77	0.78	0.80
Ratio of net investment income/(loss) to average net assets[e]	1.57	2.11	2.00	1.78	2.39
Portfolio turnover	22	10	9	18	4

	Administrative Class
Year Ended October 31,	2024	2023	2022	2021	2020
Net asset value beginning of period	$22.54	$24.20	$25.24	$16.98	$20.98
Income from Investment Operations
Net investment income/(loss)[e,b]	0.38	0.40	0.41	0.34	0.36
Net realized and unrealized gain/(loss) on investments	6.35	(0.27)	(1.20)	8.31	(3.77)
Total from investment operations	6.73	0.13	(0.79)	8.65	(3.41)
Less Distributions
Dividends from net investment income	(0.33)	(0.34)	(0.25)	(0.39)	(0.44)
Distributions from net realized capital gains	(1.36)	(1.45)	—	—	(0.15)
Total distributions	(1.69)	(1.79)	(0.25)	(0.39)	(0.59)
Net asset value end of period	$27.58	$22.54	$24.20	$25.24	$16.98
Net assets end of period (000s)	$4,010	$3,302	$3,291	$3,828	$4,945
Ratios and Supplemental Data (%)
Total return[f]	30.70%	0.55%	(3.14)%	51.53%	(16.85)%
Ratio of total expenses to average net assets^	1.15	1.16	1.14	1.14	1.15
Ratio of net expenses to average net assets[e]	1.10	1.10	1.10	1.11	1.13
Ratio of net investment income/(loss) to average net assets[e]	1.45	1.69	1.67	1.46	1.98
Portfolio turnover	22	10	9	18	4

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR MID CAP VALUE FUND—Continued

	Institutional Class
Year Ended October 31,	2024	2023	2022	2021	2020
Net asset value beginning of period	$22.25	$23.93	$24.97	$16.83	$20.82
Income from Investment Operations
Net investment income/(loss)[e,b]	0.44	0.47	0.47	0.40	0.40
Net realized and unrealized gain/(loss) on investments	6.28	(0.30)	(1.18)	8.21	(3.73)
Total from investment operations	6.72	0.17	(0.71)	8.61	(3.33)
Less Distributions
Dividends from net investment income	(0.40)	(0.40)	(0.33)	(0.47)	(0.51)
Distributions from net realized capital gains	(1.36)	(1.45)	—	—	(0.15)
Total distributions	(1.76)	(1.85)	(0.33)	(0.47)	(0.66)
Net asset value end of period	$27.21	$22.25	$23.93	$24.97	$16.83
Net assets end of period (000s)	$236,691	$205,100	$242,004	$355,431	$277,767
Ratios and Supplemental Data (%)
Total return[f]	31.08%	0.76%	(2.88)%	51.87%	(16.64)%
Ratio of total expenses to average net assets^	0.90	0.91	0.89	0.89	0.90
Ratio of net expenses to average net assets[e]	0.85	0.85	0.85	0.86	0.88
Ratio of net investment income/(loss) to average net assets[e]	1.71	2.01	1.93	1.71	2.25
Portfolio turnover	22	10	9	18	4

	Investor Class
Year Ended October 31,	2024	2023	2022	2021	2020
Net asset value beginning of period	$22.23	$23.90	$24.93	$16.80	$20.78
Income from Investment Operations
Net investment income/(loss)[e,b]	0.35	0.39	0.39	0.32	0.34
Net realized and unrealized gain/(loss) on investments	6.27	(0.30)	(1.18)	8.20	(3.74)
Total from investment operations	6.62	0.09	(0.79)	8.52	(3.40)
Less Distributions
Dividends from net investment income	(0.30)	(0.31)	(0.24)	(0.39)	(0.43)
Distributions from net realized capital gains	(1.36)	(1.45)	—	—	(0.15)
Total distributions	(1.66)	(1.76)	(0.24)	(0.39)	(0.58)
Net asset value end of period	$27.19	$22.23	$23.90	$24.93	$16.80
Net assets end of period (000s)	$26,504	$24,373	$28,355	$32,097	$26,785
Ratios and Supplemental Data (%)
Total return[f]	30.61%	0.39%	(3.20)%	51.26%	(16.94)%
Ratio of total expenses to average net assets^	1.26	1.27	1.25	1.25	1.27
Ratio of net expenses to average net assets[e]	1.21	1.21	1.21	1.22	1.25
Ratio of net investment income/(loss) to average net assets[e]	1.35	1.65	1.57	1.36	1.89
Portfolio turnover	22	10	9	18	4

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR SMALL CAP GROWTH FUND

	Retirement Class
Year Ended October 31,	2024	2023	2022	2021	2020
Net asset value beginning of period	$10.83	$11.78	$19.95	$15.91	$13.18
Income from Investment Operations
Net investment income/(loss)[e,b]	(0.03)	—*	(0.01)	(0.07)	(0.04)
Net realized and unrealized gain/(loss) on investments	3.83	(0.44)	(3.94)	5.41	3.25
Total from investment operations	3.80	(0.44)	(3.95)	5.34	3.21
Less Distributions
Dividends from net investment income	(0.01)	—	—	—	—
Distributions from net realized capital gains	—	(0.51)	(4.22)	(1.30)	(0.48)
Total distributions	(0.01)	(0.51)	(4.22)	(1.30)	(0.48)
Net asset value end of period	$14.62	$10.83	$11.78	$19.95	$15.91
Net assets end of period (000s)	$649,780	$369,393	$311,509	$399,174	$348,997
Ratios and Supplemental Data (%)
Total return[f]	35.14%	(3.63)%	(23.72)%	34.40%	24.93%
Ratio of total expenses to average net assets^	0.80	0.80	0.80	0.79	0.81
Ratio of net expenses to average net assets[e]	0.79	0.80	0.79	0.78	0.80
Ratio of net investment income/(loss) to average net assets[e]	(0.20)	0.03	(0.11)	(0.37)	(0.27)
Portfolio turnover	79	83	75	71	95

	Administrative Class
Year Ended October 31,	2024	2023	2022	2021	2020
Net asset value beginning of period	$9.19	$10.10	$17.80	$14.36	$11.98
Income from Investment Operations
Net investment income/(loss)[e,b]	(0.06)	(0.03)	(0.05)	(0.12)	(0.08)
Net realized and unrealized gain/(loss) on investments	3.24	(0.37)	(3.43)	4.86	2.94
Total from investment operations	3.18	(0.40)	(3.48)	4.74	2.86
Less Distributions
Dividends from net investment income	—	—	—	—	—
Distributions from net realized capital gains	—	(0.51)	(4.22)	(1.30)	(0.48)
Total distributions	—	(0.51)	(4.22)	(1.30)	(0.48)
Net asset value end of period	$12.37	$9.19	$10.10	$17.80	$14.36
Net assets end of period (000s)	$468	$419	$648	$965	$866
Ratios and Supplemental Data (%)
Total return[f]	34.60%	(3.84)%	(24.00)%	33.91%	24.49%
Ratio of total expenses to average net assets^	1.13	1.13	1.13	1.12	1.14
Ratio of net expenses to average net assets[e]	1.12	1.13	1.12	1.11	1.13
Ratio of net investment income/(loss) to average net assets[e]	(0.53)	(0.30)	(0.44)	(0.69)	(0.62)
Portfolio turnover	79	83	75	71	95

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR SMALL CAP GROWTH FUND—Continued

	Institutional Class
Year Ended October 31,	2024	2023	2022	2021	2020
Net asset value beginning of period	$10.73	$11.68	$19.84	$15.84	$13.13
Income from Investment Operations
Net investment income/(loss)[e,b]	(0.04)	(0.01)	(0.03)	(0.08)	(0.05)
Net realized and unrealized gain/(loss) on investments	3.79	(0.43)	(3.91)	5.38	3.24
Total from investment operations	3.75	(0.44)	(3.94)	5.30	3.19
Less Distributions
Dividends from net investment income	—*	—	—	—	—
Distributions from net realized capital gains	—	(0.51)	(4.22)	(1.30)	(0.48)
Total distributions	—	(0.51)	(4.22)	(1.30)	(0.48)
Net asset value end of period	$14.48	$10.73	$11.68	$19.84	$15.84
Net assets end of period (000s)	$1,101,373	$609,724	$595,476	$721,405	$633,535
Ratios and Supplemental Data (%)
Total return[f]	34.99%	(3.66)%	(23.81)%	34.29%	24.87%
Ratio of total expenses to average net assets^	0.88	0.88	0.88	0.87	0.89
Ratio of net expenses to average net assets[e]	0.87	0.88	0.87	0.86	0.88
Ratio of net investment income/(loss) to average net assets[e]	(0.28)	(0.05)	(0.19)	(0.45)	(0.35)
Portfolio turnover	79	83	75	71	95

	Investor Class
Year Ended October 31,	2024	2023	2022	2021	2020
Net asset value beginning of period	$8.29	$9.18	$16.60	$13.47	$11.28
Income from Investment Operations
Net investment income/(loss)[e,b]	(0.07)	(0.04)	(0.06)	(0.13)	(0.08)
Net realized and unrealized gain/(loss) on investments	2.93	(0.34)	(3.14)	4.56	2.75
Total from investment operations	2.86	(0.38)	(3.20)	4.43	2.67
Less Distributions
Dividends from net investment income	—	—	—	—	—
Distributions from net realized capital gains	—	(0.51)	(4.22)	(1.30)	(0.48)
Total distributions	—	(0.51)	(4.22)	(1.30)	(0.48)
Net asset value end of period	$11.15	$8.29	$9.18	$16.60	$13.47
Net assets end of period (000s)	$15,463	$7,503	$7,031	$8,648	$6,811
Ratios and Supplemental Data (%)
Total return[f]	34.50%	(4.02)%	(24.05)%	33.84%	24.32%
Ratio of total expenses to average net assets^	1.24	1.24	1.24	1.23	1.26
Ratio of net expenses to average net assets[e]	1.23	1.24	1.23	1.23	1.25
Ratio of net investment income/(loss) to average net assets[e]	(0.64)	(0.40)	(0.55)	(0.81)	(0.71)
Portfolio turnover	79	83	75	71	95

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR SMALL CAP VALUE FUND

	Retirement Class
Year Ended October 31,	2024	2023	2022	2021	2020
Net asset value beginning of period	$35.14	$39.47	$45.11	$31.65	$33.55
Income from Investment Operations
Net investment income/(loss)[e,b]	0.31	0.30	0.18	0.12	0.21
Net realized and unrealized gain/(loss) on investments	9.29	(2.02)	(3.38)	13.54	(1.59)
Total from investment operations	9.60	(1.72)	(3.20)	13.66	(1.38)
Less Distributions
Dividends from net investment income	(0.30)	(0.15)	(0.08)	(0.20)	(0.20)
Distributions from net realized capital gains	(2.43)	(2.46)	(2.36)	—	(0.32)
Total distributions	(2.73)	(2.61)	(2.44)	(0.20)	(0.52)
Net asset value end of period	$42.01	$35.14	$39.47	$45.11	$31.65
Net assets end of period (000s)	$671,569	$572,582	$600,143	$599,016	$300,473
Ratios and Supplemental Data (%)
Total return[f]	27.96%	(4.29)%	(7.16)%	43.19%	(4.22)%
Ratio of total expenses to average net assets^	0.80	0.80	0.80	0.79	0.80
Ratio of net expenses to average net assets[e]	0.80	0.80	0.79	0.78	0.80
Ratio of net investment income/(loss) to average net assets[e]	0.79	0.78	0.46	0.27	0.67
Portfolio turnover	21	21	15	17	17

	Administrative Class
Year Ended October 31,	2024	2023	2022	2021	2020
Net asset value beginning of period	$34.77	$39.06	$44.72	$31.41	$33.30
Income from Investment Operations
Net investment income/(loss)[e,b]	0.19	0.18	0.05	(0.02)	0.10
Net realized and unrealized gain/(loss) on investments	9.18	(2.00)	(3.35)	13.42	(1.57)
Total from investment operations	9.37	(1.82)	(3.30)	13.40	(1.47)
Less Distributions
Dividends from net investment income	(0.07)	(0.01)	—	(0.09)	(0.10)
Distributions from net realized capital gains	(2.43)	(2.46)	(2.36)	—	(0.32)
Total distributions	(2.50)	(2.47)	(2.36)	(0.09)	(0.42)
Net asset value end of period	$41.64	$34.77	$39.06	$44.72	$31.41
Net assets end of period (000s)	$2,339	$3,435	$9,177	$11,962	$10,082
Ratios and Supplemental Data (%)
Total return[f]	27.53%	(4.62)%	(7.45)%	42.72%	(4.54)%
Ratio of total expenses to average net assets^	1.13	1.13	1.13	1.12	1.13
Ratio of net expenses to average net assets[e]	1.13	1.13	1.12	1.11	1.13
Ratio of net investment income/(loss) to average net assets[e]	0.48	0.47	0.13	(0.04)	0.32
Portfolio turnover	21	21	15	17	17

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR SMALL CAP VALUE FUND—Continued

	Institutional Class
Year Ended October 31,	2024	2023	2022	2021	2020
Net asset value beginning of period	$35.12	$39.44	$45.07	$31.63	$33.53
Income from Investment Operations
Net investment income/(loss)[e,b]	0.28	0.27	0.15	0.09	0.18
Net realized and unrealized gain/(loss) on investments	9.28	(2.01)	(3.38)	13.52	(1.58)
Total from investment operations	9.56	(1.74)	(3.23)	13.61	(1.40)
Less Distributions
Dividends from net investment income	(0.27)	(0.12)	(0.04)	(0.17)	(0.18)
Distributions from net realized capital gains	(2.43)	(2.46)	(2.36)	—	(0.32)
Total distributions	(2.70)	(2.58)	(2.40)	(0.17)	(0.50)
Net asset value end of period	$41.98	$35.12	$39.44	$45.07	$31.63
Net assets end of period (000s)	$1,712,027	$1,362,890	$1,493,462	$2,023,164	$1,350,681
Ratios and Supplemental Data (%)
Total return[f]	27.85%	(4.36)%	(7.22)%	43.11%	(4.33)%
Ratio of total expenses to average net assets^	0.88	0.88	0.88	0.87	0.88
Ratio of net expenses to average net assets[e]	0.88	0.88	0.87	0.86	0.88
Ratio of net investment income/(loss) to average net assets[e]	0.69	0.70	0.38	0.20	0.59
Portfolio turnover	21	21	15	17	17

	Investor Class
Year Ended October 31,	2024	2023	2022	2021	2020
Net asset value beginning of period	$33.82	$38.09	$43.72	$30.71	$32.56
Income from Investment Operations
Net investment income/(loss)[e,b]	0.13	0.13	0.01	(0.06)	0.07
Net realized and unrealized gain/(loss) on investments	8.93	(1.94)	(3.28)	13.12	(1.55)
Total from investment operations	9.06	(1.81)	(3.27)	13.06	(1.48)
Less Distributions
Dividends from net investment income	(0.13)	—	—	(0.05)	(0.05)
Distributions from net realized capital gains	(2.43)	(2.46)	(2.36)	—	(0.32)
Total distributions	(2.56)	(2.46)	(2.36)	(0.05)	(0.37)
Net asset value end of period	$40.32	$33.82	$38.09	$43.72	$30.71
Net assets end of period (000s)	$36,261	$33,012	$38,722	$64,544	$51,370
Ratios and Supplemental Data (%)
Total return[f]	27.40%	(4.72)%	(7.56)%	42.56%	(4.67)%
Ratio of total expenses to average net assets^	1.24	1.24	1.24	1.23	1.25
Ratio of net expenses to average net assets[e]	1.24	1.24	1.23	1.23	1.25
Ratio of net investment income/(loss) to average net assets[e]	0.35	0.34	0.01	(0.15)	0.23
Portfolio turnover	21	21	15	17	17

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

*	Less than $0.01
^	Percentage does not reflect reduction for credit balance arrangements (see the “Custodian” section in Note 2 of the accompanying Notes to Financial Statements).
a	Commencement of Operations
b	Amounts are based on average daily shares outstanding during the period.
c	Unannualized
d	Annualized
e	Reflects the Advisor’s waiver, if any, of its management fees and/or other operating expenses.
f	The total returns would have been lower had certain expenses not been waived during the periods shown.
g	Effective March 1, 2023, the Board of Trustees appointed BlueCove Limited as the subadvisor to the Fund.
h	Effective February 2, 2022, the Board of Trustees appointed Income Research+Management as the subadvisor to the Fund.
i	Effective September 1, 2021, the Board of Trustees appointed Harbor Capital Advisors, Inc. to manage the Fund’s assets based upon model portfolios provided by multiple non-discretionary subadvisors.
j
The net investment income ratio includes dividends and interest income and related tax compliance fee and interest expense, from foreign tax reclaims and interest received by the Fund. The ratios of total expenses to average net assets include the tax compliance fee and related interest expense due to this receipt of foreign tax reclaims and interest income by the Fund. For the year ended October 31, 2020, the ratios of net expenses to average net assets including tax compliance fee for the Retirement Class, Institutional Class, Administrative Class, and
Investor Class were 1.49%, 1.64%, 1.53%, and 1.98%, respectively.

k	For the period December 1, 2019 (inception) through October 31, 2020.
The accompanying notes are an integral part of the Financial Statements.

⬤

Notes to Financial Statements—October 31, 2024

NOTE 1—ORGANIZATIONAL MATTERS
Harbor Funds and Harbor Funds II (each a “Trust” and collectively, the “Trusts”) are registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as open-end management investment companies. As of October 31, 2024, each Trust consists of the following separate portfolios (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Advisor” or “Harbor Capital”) is the investment adviser for the Funds.
Harbor Funds
Harbor Capital Appreciation Fund
Harbor Convertible Securities Fund
Harbor Core Bond Fund
Harbor Core Plus Fund
Harbor Disruptive Innovation Fund
Harbor Diversified International All Cap Fund
Harbor International Fund
Harbor International Compounders Fund
Harbor International Core Fund
Harbor International Small Cap Fund
Harbor Large Cap Value Fund
Harbor Mid Cap Fund
Harbor Mid Cap Value Fund
Harbor Small Cap Growth Fund
Harbor Small Cap Value Fund

Harbor Funds II
Embark Commodity Strategy Fund (Consolidated)
Embark Small Cap Equity Fund

Embark Commodity Strategy Fund (Consolidated), Embark Small Cap Equity Fund, and Harbor International Compounders Fund commenced operations on January 23, 2024, January 30, 2024, and March 1, 2024, respectively.
The Funds currently offer up to four classes of shares, designated as Retirement Class, Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights with respect to voting, redemptions, dividends, and liquidations, except that: (i) subject to the approval of the Trusts' Board of Trustees (the “Board of Trustees”), certain expenses may be applied differently to each class of shares in accordance with current regulations of the U.S. Securities and Exchange Commission (“SEC”) and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.
NOTE 2—SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by each Trust in the preparation of its financial statements. Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”), which includes the accounting and reporting guidelines under Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.
Security Valuation
Investments are valued pursuant to valuation procedures approved by the Board of Trustees. The valuation procedures permit the Advisor to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as future contracts, rights and warrants) that are traded on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean (or average) of the closing bid and ask

⬤

Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Shares of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, convertible securities, other than short-term securities, with a remaining maturity of less than 60 days at the time of acquisition) are valued using evaluated prices furnished by a pricing vendor. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of asset-backed and mortgage-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Swap agreements (including over-the-counter (“OTC”) and centrally cleared swaps) generally derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. The value of swap agreements is generally determined by a pricing vendor using a series of techniques, including simulation pricing models, or by the counterparties to the OTC swap agreements, typically using its own proprietary models. The pricing models may use inputs such as issuer details, indices, exchange rates, interest rates, yield curves, and credit spreads, that are observed from actively quoted markets. Swap agreements are normally categorized as Level 2 in the fair value hierarchy.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities fair value determinations are made by the Advisor as designated by the Board of Trustees pursuant to the Investment Company Act. Fair value determinations for investments which incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.

⬤

Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing investments are not necessarily indicative of the risk associated with investing in those investments. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–Quoted prices in active markets for identical securities.
Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Investment Income
Dividends declared on portfolio securities are accrued on the ex-dividend date. Dividend information on certain foreign securities may not be available on the ex-dividend date, therefore, such dividends will be recorded as soon as reliable information becomes available. Distributions from real estate investment trust securities are recorded as dividend income, and may be reclassified as capital gains and/or return of capital, based on the information reported by the issuer, when available. Interest income is accrued as earned. Discounts and premiums on fixed income securities are amortized over the life of the respective securities (except for premiums on certain callable debt securities that amortized to the earliest call date) using the effective yield method. Paydown gains and losses on mortgage-backed and asset-backed securities are recognized as a component of interest income. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Consent fees relating to corporate actions from investments held are recorded as income upon receipt.
Expenses
Expenses are charged directly to the Fund that incurred such expense whenever possible. With respect to expenses incurred by any two or more Harbor funds where amounts cannot be identified on a fund by fund basis, such expenses are generally allocated in proportion to the average net assets or the number of shareholders of each Fund.
Class Allocations
Income, common expenses and realized and unrealized gains/(losses) are determined at the Fund level and allocated daily to each class of shares based on the applicable net assets of the respective classes. Distribution and services fees, if any, and transfer agent fees are calculated daily at the class level based on the applicable net assets of each class and the expense rate(s) applicable to each class.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains or losses on security transactions are determined on the basis of identified cost.
Distribution to Shareholders
Distributions on Fund shares are recorded on the ex-dividend date.
Basis for Consolidation
Embark Commodity Strategy Fund’s Consolidated Portfolio of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets include the investments and account balances of the Fund and its wholly owned subsidiaries, Embark Cayman Fund I Ltd, Embark Cayman Fund II Ltd, Embark Cayman Fund III Ltd, Embark Cayman Fund IV Ltd, Embark Cayman Fund V Ltd, and Embark Cayman Fund VI Ltd (individually or collectively referred to as “Subsidiary” or  “Subsidiaries”, respectively). Each Subsidiary enables the Fund to hold commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in its Subsidiaries collectively. All interfund transactions have been eliminated in the consolidation.

⬤

Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Taxes
Each Fund is treated as a separate entity for U.S. federal tax purposes. Each Fund’s policy is to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies and to distribute to its shareholders all of its taxable income within the prescribed time. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code. Therefore, no provision has been made for U.S. federal taxes on income, capital gains or unrealized appreciation of securities held or excise taxes on income and capital gains.
Each Fund may be subject to taxes imposed by foreign countries in which it invests. Such taxes are provided for in accordance with each Fund’s understanding of the applicable foreign country’s tax law and are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned. Certain Funds have filed for additional foreign tax reclaims related to prior years. These additional foreign tax reclaims are recorded as income when both the amount is known and significant contingencies or uncertainties regarding collectability are removed.
Management has analyzed each Fund’s tax positions for all open tax years (in particular, U.S. federal income tax returns for the tax years ended October 31, 2021–2023, if applicable, including all positions expected to be taken upon filing the 2024 tax return, in all material jurisdictions where each Fund operates, and has concluded that no provision for income tax is required in the Funds’ financial statements. Each Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in its Statement of Operations.
During 2022, Harbor International Fund received payments, including interest, from member countries of the European Union (“EU”) based on foreign tax reclaims relating to amounts withheld on dividends received by the Fund during fiscal years October 31, 2010 through 2021. A portion of the foreign tax reclaims and interest received was due to the Internal Revenue Service (“IRS”) in the form of a tax compliance fee based on the percentage of foreign tax credits previously passed through to the Fund’s shareholders. The Fund filed a closing agreement with the IRS and during the year ended October 31, 2024, the related tax compliance fee, including interest, was paid to the IRS.
Custodian
Each Fund has credit balance arrangements with its custodian whereby positive balances in demand deposit accounts used by the transfer and shareholder servicing agent for clearing shareholder transactions in the Fund generate credits that are applied against gross custody expenses. Such custodial expense reductions, if any, are reflected on the respective Fund’s accompanying Statement of Operations.
Foreign Currency Translations
Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, when applicable, are translated into U.S. dollars based on the current exchange rates at year end.
Reported net realized gains and losses on foreign currency transactions, when applicable, represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities, when applicable, are included in the net realized and unrealized gain or loss on investments in the Statements of Operations.
Proceeds from Litigation
Each Fund may receive proceeds from shareholder litigation settlements involving current and/or previously held portfolio holdings. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/(loss) if the security has been disposed of by a Fund, or in unrealized gain/(loss) if the security is still held by a Fund.

⬤

Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Inflation Indexed Bonds
Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income even though investors do not receive the principal until maturity.
During the year, Harbor Core Bond Fund invested in inflation-indexed bonds.
Futures Contracts
A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or can be used to hedge other Fund investments.
Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the  fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market. There is no assurance that a Fund will be able to close out its position when the Fund considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making  cash payments to maintain its required margin. If a Fund has insufficient cash, it may have to sell portfolio securities to meet  margin requirements at a time when the Fund would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. There is minimal counterparty risk with futures contracts as they are traded on an exchange and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default.
During the period, Embark Commodity Strategy Fund (Consolidated) used futures contracts to gain exposure to the commodities markets.
Rights and Warrants
Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer. Warrants are contracts that generally give the holder the right, but not the obligation, to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. Rights and warrants are typically written by the issuer of the security underlying the right or warrant. Although some rights and warrants may be non-transferable, others may be traded over-the-counter or on an exchange.
A Fund may acquire rights or warrants in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. The value of a right or warrant may not necessarily change with the value of the underlying securities. When a Fund acquires rights or warrants, it runs the risk that it will lose its entire investment in the rights or warrants, unless the Fund exercises the right or warrant, acquires the underlying securities, or enters into a closing transaction before expiration. Rights and warrants cease to have value if they are not exercised prior to their expiration date.
If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for rights or other warrants that expire are treated as realized losses. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the rights or warrants.
During the year, Harbor Diversified International All Cap Fund, Harbor International Fund, and Harbor International Core Fund held rights/warrants as a result of their investments in underlying securities.

⬤

Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Swap Agreements
A swap is a contract between two parties to exchange future cash flows at specified intervals (payment dates) based upon a notional principal amount during the agreed-upon life of the contract. Swap agreements may be privately negotiated in the over-the-counter market (“OTC swaps”) or may be cleared through a third party, known as a central clearing party or derivatives clearing organization (“centrally cleared swaps”).
Swaps are fair valued daily and changes in value are recorded as unrealized appreciation or depreciation on the Statements of Operations.
Upon entering a swap agreement, any payments received or made at the beginning of the measurement period are reflected in the Statements of Assets and Liabilities and represent a reconciling value to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. If a liquidation payment is received or made at the termination of the swap, it is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations. Daily changes to the fair value of centrally cleared swaps are recorded as Variation margin receivable or payable on centrally cleared swap agreements in the Statements of Assets and Liabilities and are settled daily. An initial margin, typically in form of cash or qualifying highly liquid, high-quality short-term investments, is paid to the central clearing party, derivatives clearing organization or counterparty when the swap contract is executed and is recorded as Due from brokers on the Statements of Assets and Liabilities.
Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk in excess of the amount recognized in the Statements of Assets and Liabilities. Such risks include the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. A Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life or the value of the contract. This risk is typically mitigated by the existence of a master netting arrangement between a Fund and the counterparty, the posting of collateral by the counterparty, and the central clearing party, as counterparty to all centrally cleared swaps, guaranteeing the performance of the swaps through the margin requirements.
Excess Return Swaps are agreements between counterparties to exchange the return of a given underlying index. Under the terms of the agreement, a Fund will make payments based on a set rate in exchange for payments from the counterparty based on the return of the underlying assets comprising the index. If the returns on the underlying assets are positive, the counterparty will pay the Fund, and if the returns are negative, the Fund will make payments to the counterparty. The excess return swap held by Embark Commodity Strategy Fund (Consolidated) which generally is reset monthly, may be terminated by the Fund at any time.
During the period, Embark Commodity Strategy Fund (Consolidated) used excess return swaps to gain exposure to commodities markets.
Total Return Swaps are agreements between counterparties to exchange the return of a given underlying asset, including any income it generates and appreciation in value, in exchange for a set rate, either fixed or variable. Under the terms of a total return swap, one counterparty pays out the total return of a specific referenced asset or index and in return receives a regular stream of payments. To the extent the total return of an asset or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty.
During the period, the Embark Commodity Strategy Fund (Consolidated) used total return swaps to gain exposure to commodities market.
Other Matters
The Funds in the normal course of business invest in financial instruments where the risk of potential loss exists due to changes in the market, economic, political and regulatory developments, as well as events such as war, terrorism or spread of infectious disease (market risk) or failure or inability of the counterparty to a transaction to perform (credit and counterparty risk). In addition, certain Funds invest in foreign securities and as such are also subject to foreign currencies and foreign securities risks. Each Fund’s prospectus provides further details regarding the Fund’s principal risks.

⬤

Notes to Financial Statements—Continued

NOTE 3—INVESTMENT PORTFOLIO TRANSACTIONS
Investment Portfolio Transactions
Purchases and sales of investments, other than short-term securities and U.S. government obligations, for each Fund for the year ended October 31, 2024 were as follows:
	Purchases (000s)	Sales (000s)
Embark Commodity Strategy Fund (Consolidated)	$357,689	$41,062
Embark Small Cap Equity Fund	2,261,631	607,585
Harbor Capital Appreciation Fund	7,691,572	11,446,613 *
Harbor Convertible Securities Fund	24,178	31,074
Harbor Core Bond Fund	1,856,411	767,599
Harbor Core Plus Fund	702,401	562,968
Harbor Disruptive Innovation Fund	40,075	56,054
Harbor Diversified International All Cap Fund	280,618	419,533
Harbor International Fund	1,104,500	1,426,705
Harbor International Compounders Fund	21,304	1,091
Harbor International Core Fund	275,853	217,725
Harbor International Small Cap Fund	56,747	202,365
Harbor Large Cap Value Fund	205,373	423,823
Harbor Mid Cap Fund	63,995	25,640
Harbor Mid Cap Value Fund	118,932	68,557
Harbor Small Cap Growth Fund	1,514,423	1,127,129
Harbor Small Cap Value Fund	477,542	528,687

*	Sales for this Fund include $188,906 in connection with in-kind redemptions of the Fund’s capital shares.
In-Kind Redemption Transactions
In accordance with each Trust’s prospectus, the Funds may distribute portfolio securities rather than cash as payment for a redemption of Fund shares. For financial reporting purposes, a Fund recognizes a gain or loss on the securities distributed related to the in-kind redemption. Such Fund-level gains and losses on in-kind redemptions are not taxable to shareholders. For the years ended October 31, 2024 and 2023, Harbor Capital Appreciation Fund realized gains of $140,473,000 and $133,428,000, respectively, upon the disposition of portfolio securities in connection with in-kind redemptions of the Fund’s shares.
Securities Lending
Each Fund, except for Embark Commodity Strategy Fund, may engage in securities lending, whereby a Fund lends its securities to financial institutions in order to increase its income. The Trusts have engaged State Street Bank and Trust Company to act as its agent (the “Lending Agent”) with respect to the lending of portfolio securities of the Funds, pursuant to the terms and conditions of a Securities Lending Authorization Agreement (the “SLA Agreement”). Securities loans are required to be secured at all times during the term of the loan by collateral that is at least equal to the value of the loaned securities determined at the close of each business day. Collateral may consist of cash and/or securities issued by the U.S. Treasury. Any additional collateral that may be required to secure a loan is delivered to the Fund on the next business day. Cash collateral is recognized as the gross liability for securities loaned in the Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the Lending Agent on behalf of the Funds, and the Funds do not have the ability to rehypothecate those securities. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio (the “Navigator Portfolio”), a money market mutual fund that seeks to provide income while maintaining a stable net asset value of $1.00. There is no assurance that the Navigator Portfolio will maintain a stable net asset value and the Funds are subject to the risk of loss on the cash collateral invested. A portion of the earnings generated by the investment of the cash collateral is rebated to the borrower for the use of the cash collateral and these earnings (less any rebate) are then divided between the Fund and the Lending Agent, as a fee for its services, according to agreed-upon rates. The Lending Agent and a Fund will share in any shortfall in the rebate due to the borrower, according to agreed-upon rates.

⬤

Notes to Financial Statements—Continued

NOTE 3—INVESTMENT PORTFOLIO TRANSACTIONS—Continued
In addition to receiving a fee from the borrower based on the demand for securities loaned and earning income on the investment of the cash collateral, a Fund receives substitute interest, dividends, or other amounts on the loaned securities, during the term of a loan. Net securities lending income is disclosed as such in the Statements of Operations and represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to the Lending Agent.
Loans may be terminated at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities that are identical to the loaned securities. The Funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned and the risk that the value of the collateral falls below the value of the securities on loan. Each Fund seeks to mitigate this risk through the SLA Agreement, which provides that in the event of default, the Lending Agent may apply the proceeds of the cash collateral from the loaned securities toward the purchase of replacement securities. If such proceeds are insufficient or the collateral is unavailable, the Lending Agent will purchase replacement securities at its sole expense, or if unable to do so, the Lending Agent may credit to the Fund’s account an amount equal to the fair value of the unreturned loaned securities. As the securities loans are subject to termination by the Fund or the borrower at any time, the remaining contractual maturities of each securities lending transaction is considered to be overnight and continuous.
The following table shows the Funds that engaged in securities lending during the year and summarizes the value of equity securities loaned and related cash and non-cash collateral as of October 31, 2024.
	Value of Securities on Loan (000s)	Cash Collateral (000s)	Non-Cash Collateral (000s)
Harbor Diversified International All Cap Fund	$6,660	$6,994	$—
Harbor International Fund	691	—	729
Harbor International Core Fund	8,111	5,012	3,530
Harbor International Small Cap Fund	1,643	68	1,660
NOTE 4—FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser
Harbor Capital is a wholly owned subsidiary of ORIX Corporation. Harbor Capital is the Funds’ investment adviser and is also responsible for administrative and other services.
Each Fund has a separate advisory agreement with Harbor Capital. The agreements provide for management fees based on an annual percentage rate of average daily net assets as follows:
	Contractual Rate	Actual Rate
Embark Commodity Strategy Fund (Consolidated)	0.66%	0.66%
Embark Small Cap Equity Fund	0.58	0.58
Harbor Capital Appreciation Fund	0.60[a]	0.55
Harbor Convertible Securities Fund	0.50	0.50
Harbor Core Bond Fund	0.23	0.23
Harbor Core Plus Fund	0.25	0.25
Harbor Disruptive Innovation Fund	0.70	0.70
Harbor Diversified International All Cap Fund	0.75	0.75
Harbor International Fund	0.75[b]	0.75
Harbor International Compounders Fund	0.50	0.50
Harbor International Core Fund	0.75	0.75
Harbor International Small Cap Fund	0.85	0.85
Harbor Large Cap Value Fund	0.60[c]	0.60
Harbor Mid Cap Fund	0.75	0.75
Harbor Mid Cap Value Fund	0.75[d]	0.75
Harbor Small Cap Growth Fund	0.75	0.75
Harbor Small Cap Value Fund	0.75	0.75

⬤

Notes to Financial Statements—Continued

NOTE 4—FEES AND OTHER TRANSACTIONS WITH AFFILIATES—Continued

a
The Advisor has contractually agreed to reduce the management fee to 0.56% on assets between $5 billion and $10 billion, 0.54% on assets between $10 billion and
$20 billion and 0.53% on assets over $20 billion through February 28, 2025.

b	The management fee is 0.75% on assets up to $12 billion and 0.65% on assets in excess of $12 billion.
c	The management fee rate is 0.60% on assets up to $4 billion and 0.55% on assets over $4 billion.
d	The Advisor has contractually agreed to reduce the management fee to 0.70% on assets between $350 million and $1 billion and 0.65% on assets over $1 billion through February 28, 2025.
Harbor Capital has from time to time voluntarily or contractually agreed not to impose a portion of its management fees and/or to bear a portion of the expenses incurred in the operation of certain Funds in order to limit Fund expenses. Such waivers, if any, are reflected on the accompanying Statements of Operations. Interest expense, if any, is excluded from contractual limitations. During the year, the following expense limitation agreements were in effect:
	Retirement Class	Institutional Class	Administrative Class	Investor Class	Expense Limitation Agreement Expiration
Embark Commodity Strategy Fund (Consolidated)	0.71%	0.79%	N/A	N/A	2/28/2025
Embark Small Cap Equity Fund	0.61	0.69	N/A	N/A	2/28/2025
Harbor Convertible Securities Fund	0.63	0.71	0.96%	1.07%	2/28/2025
Harbor Core Bond Fund	0.26	0.34	N/A	N/A	2/28/2025
Harbor Core Plus Fund	0.30	0.38	0.63	N/A	2/28/2025
Harbor Disruptive Innovation Fund	0.75	0.83	1.08	1.19	2/28/2025
Harbor Diversified International All Cap Fund	0.72	0.80	1.05	1.16	2/28/2025
Harbor International Fund	0.69	0.77	1.02	1.13	2/28/2025
Harbor International Compounders Fund	0.55	0.63	N/A	0.99	2/28/2025
Harbor International Core Fund	0.77	0.85	1.10	1.21	2/28/2025
Harbor International Small Cap Fund [1]	0.82	0.90	1.15	1.26	2/28/2025
Harbor Large Cap Value Fund	0.61	0.69	0.94	1.05	2/28/2025
Harbor Mid Cap Fund	0.80	0.88	1.13	1.24	2/28/2025
Harbor Mid Cap Value Fund	0.77	0.85	1.10	1.21	2/28/2025

1
For the period November 1, 2023  through February 29, 2024, Harbor Capital voluntarily limited the operating expenses for the Retirement Class, Institutional Class,
Administrative Class and Investor Class to 0.85%, 0.93%, 1.18% and 1.29%, respectively.

All expense limitation agreements include the transfer agent fee waiver discussed in the Transfer Agent note.
Distributor
Harbor Funds Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of Harbor Capital, is the distributor for Harbor Funds’ shares. Under the Harbor Funds' current distribution plan pursuant to Rule 12b-1 under the Investment Company Act with respect to each Fund’s Administrative and Investor Class shares (each, a “12b-1 Plan”) as applicable, each Fund pays the Distributor compensation at the annual rate of 0.25% of the average daily net assets of its Administrative and Investor Class shares. Pursuant to each 12b-1 Plan, the Distributor is compensated for financing any activity that is primarily intended to result in the sale of Administrative and Investor Class shares of each Fund or for recordkeeping services or the servicing of shareholder accounts in a Administrative and Investor Class shares of each Fund. Such activities include, but are not limited to: printing of prospectuses and statements of additional information and reports for prospective shareholders (i.e., other than existing shareholders); preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers or other institutions such as asset-based sales charges, payments of recordkeeping fees under recordkeeping arrangements, or payments of service fees under shareholder service arrangements; and costs of administering each 12b-1 Plan.
Amounts payable by a Fund under each 12b-1 Plan need not be directly related to the expenses actually incurred by the Distributor on behalf of each Fund. Each 12b-1 Plan does not obligate each Fund to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under each 12b-1 Plan. Thus, even if the Distributor’s actual expenses exceed the fee payable to the Distributor at any given time, each Fund will not be obligated to pay more than that fee. If the Distributor’s expenses are less than the fee it receives, the Distributor will retain the difference.
The fees attributable to each Fund’s respective class are shown on the accompanying Statements of Operations.

⬤

Notes to Financial Statements—Continued

NOTE 4—FEES AND OTHER TRANSACTIONS WITH AFFILIATES—Continued
Transfer Agent
Harbor Services Group, Inc. (“Harbor Services Group”), a wholly-owned subsidiary of Harbor Capital, is the transfer and shareholder servicing agent for the Funds. The transfer agency and service agreement is reviewed and approved annually by the Board of Trustees and provides currently for compensation up to the following amounts per class of each Fund:
Transfer Agent Fees
Retirement Class	0.02% of the average daily net assets of all Retirement Class shares
Institutional Class	0.10% of the average daily net assets of all Institutional Class shares
Administrative Class	0.10% of the average daily net assets of all Administrative Class shares
Investor Class	0.21% of the average daily net assets of all Investor Class shares
Harbor Services Group voluntarily waived a portion of its transfer agent fees for the Harbor Funds during the year ended October 31, 2024. Fees incurred for these transfer agent services are shown on each Fund’s Statement of Operations. The voluntary waiver may be discontinued at any time.
Affiliated Transactions
The Investment Company Act permits purchase and sale transactions among affiliated investment companies subject to an exemptive rule. Each Trust has adopted policies and procedures pursuant to such rule. During the year, the Funds did not enter into any transactions with any other Harbor fund.
Shareholders
As of October 31, 2024, Harbor Capital and its wholly owned subsidiaries collectively held 10% or more of the following shares of beneficial interest in each of the following Funds:
	Number of Shares Owned by Harbor Capital and Subsidiaries
	Retirement Class	Institutional Class	Administrative Class	Investor Class	Total	Percentage of Outstanding Shares
Harbor Convertible Securities Fund	1,073,121	—	—	—	1,073,121	48.6%
Independent Trustees
The fees and expenses of the Independent Trustees are included in “Trustees’ fees and expenses” on each Fund’s Statement of Operations.
Specific to the Harbor Funds, the Board of Trustees has adopted a Deferred Compensation Plan for Independent Trustees (the “Plan”), which enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to a Trustee under the Plan, deferred amounts are treated as though they had been invested in shares of the Fund(s) selected by the Trustee. While not required to do so, each Fund makes an investment equal to the Trustee’s investment election. The deferred compensation liability and the offsetting deferred compensation investment asset are included as a component of “Accrued expenses – Trustees’ fees and expenses” and “Other assets”, respectively, in the Statements of Assets and Liabilities. Such amounts fluctuate with changes in the value of the selected Fund(s). The deferred compensation and related mark-to-market impact liability and an offsetting investment asset will remain on each Harbor Fund’s Statement of Assets and Liabilities until distributed in accordance with the Plan.
Indemnification
Under each Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business each Trust enters into contracts that provide general indemnities to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

⬤

Notes to Financial Statements—Continued

NOTE 5—TAX INFORMATION
The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from U.S. GAAP. These differences are attributable to permanent book and tax accounting differences that were primarily due to net investment losses, redemption in-kind distributions, the use of equalization and the disallowance of loss from a controlled foreign corporation. Reclassifications, if any, are made to each Fund’s capital account to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. Distributions classified as a return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. The amounts reclassified on the Statements of Assets and Liabilities for the period ended October 31, 2024 were as follows:
	Total Distributable Earnings/(Loss) (000s)	Paid in Capital (000s)
Embark Commodity Strategy Fund (Consolidated)	$34,807	$(34,807)
Embark Small Cap Equity Fund	—	—
Harbor Capital Appreciation Fund	(577,378)	577,378
Harbor Convertible Securities Fund	—	—
Harbor Core Bond Fund	—	—
Harbor Core Plus Fund	—	—
Harbor Disruptive Innovation Fund	388	(388)
Harbor Diversified International All Cap Fund	—	—
Harbor International Fund	—	—
Harbor International Compounders Fund	—	—
Harbor International Core Fund	(319)	319
Harbor International Small Cap Fund	(3,434)	3,434
Harbor Large Cap Value Fund	(8,743)	8,743
Harbor Mid Cap Fund	(191)	191
Harbor Mid Cap Value Fund	(2,000)	2,000
Harbor Small Cap Growth Fund	(2,727)	2,727
Harbor Small Cap Value Fund	15	(15)
The tax composition of each Fund’s distributions was as follows:
	As of October 31, 2024			As of October 31, 2023
	Ordinary Income (000s)	Long-Term Capital Gains (000s)	Total (000s)	Ordinary Income (000s)	Long-Term Capital Gains (000s)	Total (000s)
Embark Commodity Strategy Fund (Consolidated)	$31,154	$—	$31,154	N/A	N/A	N/A
Embark Small Cap Equity Fund	—	—	—	N/A	N/A	N/A
Harbor Capital Appreciation Fund	—	—	—	$—	$—	$—
Harbor Convertible Securities Fund	813	—	813	1,539 *	—	1,539
Harbor Core Bond Fund	34,615	—	34,615	3,930	—	3,930
Harbor Core Plus Fund	46,233	—	46,233	41,847	—	41,847
Harbor Disruptive Innovation Fund	—	—	—	—	—	—
Harbor Diversified International All Cap Fund	24,106	—	24,106	13,311	—	13,311
Harbor International Fund	117,381	—	117,381	107,270	—	107,270
Harbor International Compounders Fund	—	—	—	N/A	N/A	N/A
Harbor International Core Fund	3,973	—	3,973	2,628	—	2,628
Harbor International Small Cap Fund	6,603	924	7,527	1,859	1,738	3,597
Harbor Large Cap Value Fund	27,546	47,335	74,881	33,715	75,149	108,864
Harbor Mid Cap Fund	1,056	1,837	2,893	1,194	1,698	2,892
Harbor Mid Cap Value Fund	4,572	14,798	19,370	5,294	18,482	23,776
Harbor Small Cap Growth Fund	747	—	747	2,030	38,788	40,818
Harbor Small Cap Value Fund	20,394	124,763	145,157	8,911	131,396	140,307

*	Includes return of capital of $119

⬤

Notes to Financial Statements—Continued

NOTE 5—TAX INFORMATION—Continued
As of October 31, 2024, the components of each Fund’s distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income (000s)	Undistributed Long-Term Capital Gains (000s)	Unrealized Appreciation/ (Depreciation) (000s)	Accumulated Capital and Other Losses (000s)	Other Temporary Differences (000s)	Total Distributable Earnings/(Loss) (000s)
Embark Commodity Strategy Fund (Consolidated)	$83,255	$—	$38,829	$—	$—	$122,084
Embark Small Cap Equity Fund	3,902	—	30,023	(4,380)	—	29,545
Harbor Capital Appreciation Fund	—	2,906,184	16,496,386	(43,988)	(2,459)	19,356,123
Harbor Convertible Securities Fund	174	—	1,784	(14,187)	(17)	(12,246)
Harbor Core Bond Fund	1,141	—	(4,029)	(7,938)	(6)	(10,832)
Harbor Core Plus Fund	3,569	—	(69,493)	(130,286)	(266)	(196,476)
Harbor Disruptive Innovation Fund	—	—	11,566	(122,023)	(38)	(110,495)
Harbor Diversified International All Cap Fund	26,502	—	126,215	(22,226)	(260)	130,231
Harbor International Fund	122,497	—	586,309	(403,597)	(2,991)	302,218
Harbor International Compounders Fund	68	—	(371)	(33)	(2)	(338)
Harbor International Core Fund	5,089	1,412	31,687	—	(67)	38,121
Harbor International Small Cap Fund	8,326	1,673	(695)	—	(69)	9,235
Harbor Large Cap Value Fund	2,400	108,514	761,542	—	(88)	872,368
Harbor Mid Cap Fund	872	—	22,929	—	(2)	23,799
Harbor Mid Cap Value Fund	4,333	14,436	68,793	—	(54)	87,508
Harbor Small Cap Growth Fund	40,339	27,221	216,165	(31,356)	(70)	252,299
Harbor Small Cap Value Fund	10,418	—	849,471	(13,775)	(125)	845,989
As of October 31, 2024, for federal income tax purposes, the following Fund had a qualified late year loss deferral to offset fiscal year 2025 ordinary income:
Qualified Late Year Ordinary Loss Deferral (000s)
Harbor Capital Appreciation Fund	$43,988
Harbor Disruptive Innovation Fund	289
As of October 31, 2024, each Fund in the following table had capital loss carryforwards for federal tax purposes which will reduce each Fund’s taxable income arising from future net realized gains on investments to the extent permitted by the Internal Revenue Code. Use of the capital loss carryforwards will reduce the amount of the distribution to shareholders which would otherwise be necessary to relieve each Fund of any federal tax liability. The capital loss carryforwards do not expire.
Capital Loss Carryforward
	Short-Term (000s)	Long-Term (000s)	Total (000s)
Embark Small Cap Equity Fund	$ (4,380)	$ —	$ (4,380)
Harbor Convertible Securities Fund	(7,415)	(6,772)	(14,187)
Harbor Core Bond Fund	(3,471)	(4,467)	(7,938)
Harbor Core Plus Fund	(44,483)	(85,803)	(130,286)
Harbor Disruptive Innovation Fund	(71,424)	(50,310)	(121,734)
Harbor Diversified International All Cap Fund	(1,202)	(21,024)	(22,226)
Harbor International Fund	(403,597)	—	(403,597)
Harbor International Compounders Fund	(33)	—	(33)
Harbor Small Cap Growth Fund*	(825)	(30,531)	(31,356)
Harbor Small Cap Value Fund	—	(13,775)	(13,775)

*	A portion of the capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations.

⬤

Notes to Financial Statements—Continued

NOTE 5—TAX INFORMATION—Continued
The identified cost for federal income tax purposes of investments owned by each Fund and its respective gross unrealized appreciation and depreciation as of October 31, 2024 were as follows:
	Identified Cost (000s)	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation) (000s)
		Appreciation (000s)	(Depreciation) (000s)
Embark Commodity Strategy Fund (Consolidated)	$2,422,725	$94,404	$ (55,575)	$38,829
Embark Small Cap Equity Fund *	1,650,982	111,520	(81,497)	30,023
Harbor Capital Appreciation Fund	11,713,401	16,751,384	(254,998)	16,496,386
Harbor Convertible Securities Fund *	22,338	2,068	(284)	1,784
Harbor Core Bond Fund *	1,207,610	6,595	(10,624)	(4,029)
Harbor Core Plus Fund *	1,190,937	9,275	(78,768)	(69,493)
Harbor Disruptive Innovation Fund *	54,238	12,714	(1,148)	11,566
Harbor Diversified International All Cap Fund *	800,900	191,754	(65,539)	126,215
Harbor International Fund *	2,786,192	767,454	(181,145)	586,309
Harbor International Compounders Fund *	20,182	935	(1,306)	(371)
Harbor International Core Fund	207,364	37,688	(6,001)	31,687
Harbor International Small Cap Fund	220,724	21,487	(22,182)	(695)
Harbor Large Cap Value Fund	1,108,826	769,718	(8,176)	761,542
Harbor Mid Cap Fund	139,044	29,080	(6,151)	22,929
Harbor Mid Cap Value Fund	299,062	106,456	(37,663)	68,793
Harbor Small Cap Growth Fund *	1,479,042	288,131	(71,966)	216,165
Harbor Small Cap Value Fund *	1,521,616	928,492	(79,021)	849,471

*	Capital loss carryforwards are available, which may reduce taxable income from future net realized gains on investments.
NOTE 6—DERIVATIVES
Each Fund’s derivative holdings do not qualify for hedge accounting treatment and as such are recorded at current fair value. For a discussion of risks related to these investments please refer to the descriptions of each type of derivative instrument in Note 2— Significant Accounting Policies.
Each Fund’s derivative instruments outstanding as of the year ended October 31, 2024, if any, as disclosed in the Portfolio of Investments, and the related amounts of net realized and changes in net unrealized gains and losses on derivative instruments during the year as disclosed in the Statement of Operations, are indicators of the volume of derivative activity for each Fund.
Derivative Instruments
As of October 31, 2024, the fair values of derivatives, by primary risk exposure, were reflected in the Statement of Assets and Liabilities as follows:
Embark Commodity Strategy Fund (CONSOLIDATED)
Statement of Assets and Liabilities Caption	Commodity Contracts (000s)
Assets
Variation margin on futures contracts[a]	$91,079
Liabilities
Unrealized depreciation on OTC swap agreements	—
Variation margin on futures contracts[a]	(53,424)

a
Balance includes cumulative appreciation/depreciation of contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

⬤

Notes to Financial Statements—Continued

NOTE 6—DERIVATIVES—Continued
Harbor Diversified International All Cap Fund
Statement of Assets and Liabilities Caption	Equity Contracts (000s)
Rights/Warrants	$—
Net realized gain/(loss) and the change in net unrealized appreciation/(depreciation) on derivatives, by primary risk exposure, for the year ended October 31, 2024, were:
Embark Commodity Strategy Fund (CONSOLIDATED)
Commodity Contracts (000s)
Net realized gain/(loss) on derivatives
Futures contracts	$6,127
Swap agreements	27,357
Net realized gain/(loss) on derivatives	$33,484
Commodity Contracts (000s)
Change in net unrealized appreciation/(depreciation) on derivatives
Futures contracts	$37,655
Swap agreements	—
Change in net unrealized appreciation/(depreciation) on derivatives	$37,655

Harbor Diversified International All Cap Fund
Equity Contracts (000s)
Change in net unrealized appreciation/(depreciation) on derivatives
Rights/Warrants	$(6)

Harbor International Fund
Equity Contracts (000s)
Change in net unrealized appreciation/(depreciation) on derivatives
Rights/Warrants	$(53)
NOTE 7—OFFSETTING ASSETS AND LIABILITIES
Master Netting Arrangements
As described in further detail below, a Fund may enter into Master Netting Arrangements that govern the terms of certain transactions. Master Netting Arrangements are designed to reduce the counterparty risk associated with relevant transactions by establishing credit protection mechanisms and providing standardization as a means of improving legal certainty. As Master Netting Arrangements are specific to the unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all of the transactions governed under a single agreement with that counterparty. Master Netting Arrangements can also help reduce counterparty risk by specifying collateral posting requirements at pre-arranged exposure levels. Securities and cash pledged as collateral are reflected as assets in the Consolidated Statement of Assets and Liabilities as either a component of investments at value (securities) or due from broker. Cash collateral received is not typically held in a segregated account and, as such, is reflected as a liability in the Consolidated Statement of Assets and Liabilities as due to broker. The fair value of any securities received as collateral is not reflected as a component of net asset value.

⬤

Notes to Financial Statements—Continued

NOTE 7—OFFSETTING ASSETS AND LIABILITIES—Continued
For the year ended October 31, 2024, the following Master Netting Arrangements have been entered into as follows:
International Swaps and Derivatives Association, Inc. (ISDA) Master Agreements and Credit Support Annexes, which govern over-the-counter market traded financial derivative transactions entered into by a Fund and select counterparties. As of October 31, 2024, Embark Commodity Strategy Fund (Consolidated) had investment exposures subject to the terms of these agreements.
The following is a summary by counterparty of the value of OTC financial derivative instruments and collateral (received)/pledged as governed by International Swaps and Derivatives Association, Inc. master agreements as of October 31, 2024.
EMBARK COMMODITY STRATEGY FUND (CONSOLIDATED)
	Financial Derivative Liabilities
Counterparty	Swap Agreements (000s)	Collateral (Received)/ Pledged (000s)	Net Exposure (000s)
Embark Cayman Fund II Ltd. (Subsidiary)[a]
Citigroup Global Markets	$—	$29,161	$—
RBC Dominion Securities	—	20,551	—
Embark Cayman Fund IV Ltd. (Subsidiary)[a]
Macquarie Bank Limited	$—	$14,162	$—

aEmbark Cayman Fund II Ltd. and Embark Cayman Fund IV Ltd. are recognized as separate legal entities for the purpose of the ISDA agreements.
Exchange traded and centrally cleared derivatives are not subject to master netting or similar arrangements.
NOTE 8—SUBSEQUENT EVENTS
At the meeting held on November 18-19, 2024, the Board of Trustees voted to liquidate and dissolve Harbor Disruptive Innovation Fund. The liquidation of the Fund is expected to occur on January 29, 2025. Additional information related to the liquidation can be found in the supplement to the Fund’s prospectus and statement of additional information as filed with the SEC on November 22, 2024.
Through the date the financial statements were issued, there were no other subsequent events or transactions that would have materially impacted the financial statements or related disclosures as presented herein.

⬤

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of
Harbor Funds and Harbor Funds II
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities of Embark Commodity Strategy Fund (Consolidated) (one of the Funds comprising Harbor Funds II (a “Trust”)), including the consolidated portfolio of investments, as of October 31, 2024, and the related consolidated statement of operations and changes in net assets, and the consolidated financial highlights for the period indicated in the table below and the related notes (collectively referred to as the “consolidated financial statements”).  We have also audited the accompanying statement of assets and liabilities of Embark Small Cap Equity Fund (one of the Funds comprising Harbor Funds II) and the accompanying statement of assets and liabilities of Harbor Funds (a “Trust” and collectively with Harbor Funds II, the “Trusts”) (comprising Harbor Capital Appreciation Fund, Harbor Convertible Securities Fund, Harbor Core Bond Fund, Harbor Core Plus Fund, Harbor Disruptive Innovation Fund, Harbor Diversified International All Cap Fund, Harbor International Fund, Harbor International Compounders Fund, Harbor International Core Fund, Harbor International Small Cap Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Fund,  Harbor Mid Cap Value Fund, Harbor Small Cap Growth Fund, and Harbor Small Cap Value Fund (collectively, together with Embark Commodity Strategy Fund (Consolidated) and Embark Small Cap Equity Fund, referred to as the “Funds”)), including the portfolios of investments, as of October 31, 2024, and the related statements of operations, and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively, together with the consolidated financial statements, referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Harbor Funds and Harbor Funds II at October 31, 2024, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Funds comprising the Harbor Funds	Statement of operations	Statement of changes in net assets	Financial highlights
Harbor Capital Appreciation Fund
Harbor Convertible Securities Fund
Harbor Core Bond Fund
Harbor Core Plus Fund
Harbor Disruptive Innovation Fund
Harbor Diversified International All Cap Fund
Harbor International Fund
Harbor International Core Fund
Harbor International Small Cap Fund
Harbor Large Cap Value Fund
Harbor Mid Cap Value Fund
Harbor Small Cap Growth Fund
Harbor Small Cap Value Fund
	For the year ended October 31, 2024	For each of the two years in the period ended October 31, 2024	For each of the five years in the period ended October 31, 2024
Harbor Mid Cap Fund	For the year ended October 31, 2024	For each of the two years in the period ended October 31, 2024	For each of the four years in the period ended October 31, 2024 and the period from December 1, 2019 (inception) through October 31, 2020
Harbor International Compounders Fund	For the period from March 1, 2024 (commencement of operations) through October 31, 2024
Funds Comprising the Harbor Funds II
Embark Commodity Strategy Fund (Consolidated)	For the period from January 23, 2024 (commencement of operations) through October 31, 2024
Embark Small Cap Equity Fund	For the period from January 30, 2024 (commencement of operations) through October 31, 2024
Basis for Opinion
These financial statements are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trusts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

⬤

Report of Independent Registered Public Accounting Firm—Continued

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trusts are not required to have, nor were we engaged to perform, an audit of the Trusts’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trusts’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Harbor funds investment companies since 2000.
Chicago, Illinois
December 23, 2024

⬤

Harbor Funds
ADDITIONAL INFORMATION (Unaudited)

Additional Tax Information
The Funds designate the following portions of their distributions from investment company taxable income for the fiscal year ended October 31, 2024 as qualifying for the dividends received deduction for corporate shareholders.
Percentage of Distribution
Embark Small Cap Equity Fund	84%
Harbor Convertible Securities Fund	35
Harbor Diversified International All Cap Fund	1
Harbor International Compounders Fund	5
Harbor Large Cap Value Fund	100
Harbor Mid Cap Fund	100
Harbor Mid Cap Value Fund	100
Harbor Small Cap Growth Fund	12
Harbor Small Cap Value Fund	100
Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following capital gain dividends for the fiscal year ended October 31, 2024:
Amount (000s)
Harbor Capital Appreciation Fund	$446,253
Harbor International Core Fund	76
Harbor International Small Cap Fund	1,498
Harbor Large Cap Value Fund	55,952
Harbor Mid Cap Fund	1,837
Harbor Mid Cap Value Fund	16,344
Harbor Small Cap Growth Fund	1,099
Harbor Small Cap Value Fund	124,763
For the fiscal year ended October 31, 2024, each Fund designates up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket.
For the period ended October 31, 2024, each Fund designates up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income for individuals.
If a Fund pays a distribution during calendar year 2024, complete information will be reported in conjunction with Form 1099-DIV.
For the fiscal year ended October 31, 2024, each Fund, if applicable, designates up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code 163 (j) as interest income eligible for income inclusion for corporate shareholders.
The Funds designate the following foreign taxes paid and foreign source income for Federal income tax purposes:
	Foreign Taxes Paid (000s)	Foreign Source Earned Income (000s)
Harbor Diversified International All Cap Fund	$2,158	$20,773
Harbor International Fund	6,885	78,191
Harbor International Compounders Fund	6	65
Harbor International Core Fund	574	5,257
Harbor International Small Cap Fund	726	8,469
Shareholders who own shares through a taxable Harbor Funds account and that received distributions from a Fund during calendar year 2024 will receive a Form 1099-DIV in January 2025 that will show the tax character of those distributions.

⬤

Harbor Funds
ADDITIONAL INFORMATION (Unaudited)—Continued

FORM N-CSR ITEMS 8-11
ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable
ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable
ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
The fees and expenses of the independent trustees are included in “Trustees’ fees and expenses” on each Fund’s Statement of Operations as part of the financial statements filed under Item 7 of this Form N-CSR.
ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
During the most recent fiscal half-year, the Board of Trustees did not approve any investment advisory contracts.

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ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The fees and expenses of the independent trustees are included in “Trustees’ fees and expenses” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR.

ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMET ADVISORY CONTRACT

During the most recent fiscal half-year, the Board of Trustees did not approve any investment advisory contracts.

ITEM 12 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 13 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 14 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 15 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the date of the Registrant’s prior report on Form N-CSR.

ITEM 16 – CONTROLS AND PROCEDURES

(a) The Registrant’s Principal Executive and Principal Financial Officers concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 18 – RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable

ITEM 19 – EXHIBITS

(a)(1)	Code of Ethics referred to in Item 2 is attached hereto.
(a)(2)	A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto.
(b)	Certification as required by Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed December 23, 2024 on its behalf by the undersigned, thereunto duly authorized.

HARBOR FUNDS II

By:	/s/ Charles F. McCain
Charles F. McCain
Chairman, President and Trustee
(Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles F. McCain	Chairman, President and Trustee	December 23, 2024
	Charles F. McCain	(Principal Executive Officer)

By:	/s/ John M. Paral	Treasurer (Principal Financial	December 23, 2024
	John M. Paral	and Accounting Officer)

Exhibit Index

Number	Description
99.CODE ETH	Code of Business Conduct and Ethics.
99.CERT1	Certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
99.CERT2	Certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
99.906CERT	Certification as required by Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350).